FIDELITY(REGISTERED TRADEMARK) ADVISOR
ASSET ALLOCATION
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  35  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 44  Notes to the financial
                          statements.


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR ASSET ALLOCATION FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000        PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION     4.78%          10.33%       14.42%
- CL A

FIDELITY ADV ASSET ALLOCATION     -1.25%         3.99%        7.84%
- CL A   (INCL. 5.75% SALES
CHARGE)

Fidelity Adv Asset Allocation     2.68%          8.35%        13.47%
Composite

 S&P 500(registered trademark)    2.90%          10.48%       18.00%

 LB Aggregate Bond                1.38%          2.11%        1.58%

 LB 3 Month T-Bill                2.93%          5.52%        7.54%

Flexible Portfolio Funds          4.51%          8.43%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix . To measure how Class A's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 249 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000         PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION      10.33%       9.91%
- CL A

FIDELITY ADV ASSET ALLOCATION      3.99%        5.44%
- CL A   (INCL. 5.75% SALES
CHARGE)

Fidelity Adv Asset Allocation      8.35%        n/a
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Asset Allocation CL A    S&P 500
70 S&P/25 LBAgg/5 LB 3Mo    LB Aggregate Bond
             00726                       SP001
F0022                       LB001
  1998/12/28       9425.00                    10000.00
   10000.00                    10000.00
  1998/12/31       9490.98                    10031.66
   10035.77                    10054.20
  1999/01/31       9933.95                    10451.19
   10349.38                    10126.02
  1999/02/28       9622.93                    10126.36
   10080.60                     9949.22
  1999/03/31       9896.25                    10531.52
   10379.06                    10004.42
  1999/04/30      10018.78                    10939.40
   10670.53                    10036.13
  1999/05/31       9773.73                    10681.13
   10472.78                     9947.81
  1999/06/30      10084.75                    11273.93
   10873.32                     9916.04
  1999/07/31       9867.98                    10921.96
   10626.56                     9874.40
  1999/08/31       9839.70                    10867.89
   10590.53                     9869.38
  1999/09/30       9660.63                    10570.00
   10420.44                     9983.91
  1999/10/31      10131.88                    11238.87
   10893.80                    10020.74
  1999/11/30      10292.10                    11467.36
   11050.85                    10020.05
  1999/12/31      11058.73                    12142.79
   11495.66                     9971.73
  2000/01/31      10480.18                    11532.73
   11084.43                     9939.11
  2000/02/29      10831.10                    11314.42
   10973.53                    10059.29
  2000/03/31      11390.68                    12421.31
   11763.73                    10191.73
  2000/04/30      11087.18                    12047.55
   11510.68                    10162.65
  2000/05/31      10783.68                    11800.34
   11347.29                    10157.98
IMATRL PRASUN   SHR__CHT 20000531 20000619 162959 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Class A on December 28, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $10,784 - a 7.84% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $11,800 - an 18.00% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $10,158 - a 1.58% increase. You can also look at how the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month T-Bill Index according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,347 - a 13.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET
INSTRUMENTS.

FIDELITY ADVISOR ASSET ALLOCATION FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000       PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION    4.79%          10.04%       14.11%
- CL T

FIDELITY ADV ASSET ALLOCATION    1.12%          6.19%        10.12%
- CL T   (INCL. 3.50% SALES
CHARGE)

Fidelity Adv Asset Allocation    2.68%          8.35%        13.47%
Composite

 S&P 500                         2.90%          10.48%       18.00%

 LB Aggregate Bond               1.38%          2.11%        1.58%

 LB 3 Month T-Bill               2.93%          5.52%        7.54%

Flexible Portfolio Funds         4.51%          8.43%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix . To measure how Class T's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 249 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000         PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION      10.04%       9.71%
- CL T

FIDELITY ADV ASSET ALLOCATION      6.19%        7.00%
- CL T   (INCL. 3.50% SALES
CHARGE)

Fidelity Adv Asset Allocation      8.35%        n/a
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Asset Allocation CL T    S&P 500
70 S&P/25 LBAgg/5 LB 3Mo    LB Aggregate Bond
             00730                       SP001
F0022                       LB001
  1998/12/28       9650.00                    10000.00
   10000.00                    10000.00
  1998/12/31       9717.55                    10031.66
   10035.77                    10054.20
  1999/01/31      10171.10                    10451.19
   10349.38                    10126.02
  1999/02/28       9852.65                    10126.36
   10080.60                     9949.22
  1999/03/31      10132.50                    10531.52
   10379.06                    10004.42
  1999/04/30      10257.95                    10939.40
   10670.53                    10036.13
  1999/05/31      10007.05                    10681.13
   10472.78                     9947.81
  1999/06/30      10315.85                    11273.93
   10873.32                     9916.04
  1999/07/31      10084.25                    10921.96
   10626.56                     9874.40
  1999/08/31      10064.95                    10867.89
   10590.53                     9869.38
  1999/09/30       9871.95                    10570.00
   10420.44                     9983.91
  1999/10/31      10354.45                    11238.87
   10893.80                    10020.74
  1999/11/30      10508.85                    11467.36
   11050.85                    10020.05
  1999/12/31      11293.26                    12142.79
   11495.66                     9971.73
  2000/01/31      10701.43                    11532.73
   11084.43                     9939.11
  2000/02/29      11060.41                    11314.42
   10973.53                    10059.29
  2000/03/31      11632.84                    12421.31
   11763.73                    10191.73
  2000/04/30      11322.37                    12047.55
   11510.68                    10162.65
  2000/05/31      11011.90                    11800.34
   11347.29                    10157.98
IMATRL PRASUN   SHR__CHT 20000531 20000619 164319 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Class T on December 28, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $11,012 - a 10.12% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $11,800 - an 18.00% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $10,158 - a 1.58% increase. You can also look at how the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month T-Bill Index according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,347 - a 13.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET
INSTRUMENTS.

FIDELITY ADVISOR ASSET ALLOCATION FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total returns are 5%, 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000       PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION    4.52%          9.57%        13.41%
- CL B

FIDELITY ADV ASSET ALLOCATION    -0.48%         4.57%        9.41%
- CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Adv Asset Allocation    2.68%          8.35%        13.47%
Composite

 S&P 500                         2.90%          10.48%       18.00%

 LB Aggregate Bond               1.38%          2.11%        1.58%

 LB 3 Month T-Bill               2.93%          5.52%        7.54%

Flexible Portfolio Funds         4.51%          8.43%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix . To measure how Class B's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 249 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000         PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION      9.57%        9.23%
- CL B

FIDELITY ADV ASSET ALLOCATION      4.57%        6.51%
- CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Adv Asset Allocation      8.35%        n/a
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Asset Allocation CL B    S&P 500
70 S&P/25 LBAgg/5 LB 3Mo    LB Aggregate Bond
             00727                       SP001
F0022                       LB001
  1998/12/28      10000.00                    10000.00
   10000.00                    10000.00
  1998/12/31      10070.00                    10031.66
   10035.77                    10054.20
  1999/01/31      10540.00                    10451.19
   10349.38                    10126.02
  1999/02/28      10200.00                    10126.36
   10080.60                     9949.22
  1999/03/31      10490.00                    10531.52
   10379.06                    10004.42
  1999/04/30      10610.00                    10939.40
   10670.53                    10036.13
  1999/05/31      10350.00                    10681.13
   10472.78                     9947.81
  1999/06/30      10670.00                    11273.93
   10873.32                     9916.04
  1999/07/31      10430.00                    10921.96
   10626.56                     9874.40
  1999/08/31      10400.00                    10867.89
   10590.53                     9869.38
  1999/09/30      10210.00                    10570.00
   10420.44                     9983.91
  1999/10/31      10690.00                    11238.87
   10893.80                    10020.74
  1999/11/30      10850.00                    11467.36
   11050.85                    10020.05
  1999/12/31      11661.91                    12142.79
   11495.66                     9971.73
  2000/01/31      11039.68                    11532.73
   11084.43                     9939.11
  2000/02/29      11400.97                    11314.42
   10973.53                    10059.29
  2000/03/31      11993.10                    12421.31
   11763.73                    10191.73
  2000/04/30      11661.91                    12047.55
   11510.68                    10162.65
  2000/05/31      10941.00                    11800.34
   11347.29                    10157.98
IMATRL PRASUN   SHR__CHT 20000531 20000619 165400 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Class B on December 28, 1998, when the fund started. As the chart shows, by May 31, 2000, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,941 - a 9.41% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $11,800 - an 18.00% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $10,158 - a 1.58% increase. You can also look at how the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month T-Bill Index according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,347 - a 13.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET
INSTRUMENTS.

FIDELITY ADVISOR ASSET ALLOCATION FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total returns are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000       PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION    4.43%          9.48%        13.31%
- CL C

FIDELITY ADV ASSET ALLOCATION    3.43%          8.48%        13.31%
- CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Adv Asset Allocation    2.68%          8.35%        13.47%
Composite

 S&P 500                         2.90%          10.48%       18.00%

 LB Aggregate Bond               1.38%          2.11%        1.58%

 LB 3 Month T-Bill               2.93%          5.52%        7.54%

Flexible Portfolio Funds         4.51%          8.43%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix . To measure how Class C's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 249 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000         PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION      9.48%        9.16%
- CL C

FIDELITY ADV ASSET ALLOCATION      8.48%        9.16%
- CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Adv Asset Allocation      8.35%        n/a
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Asset Allocation CL C    S&P 500
70 S&P/25 LBAgg/5 LB 3Mo    LB Aggregate Bond
             00728                       SP001
F0022                       LB001
  1998/12/28      10000.00                    10000.00
   10000.00                    10000.00
  1998/12/31      10070.00                    10031.66
   10035.77                    10054.20
  1999/01/31      10540.00                    10451.19
   10349.38                    10126.02
  1999/02/28      10200.00                    10126.36
   10080.60                     9949.22
  1999/03/31      10490.00                    10531.52
   10379.06                    10004.42
  1999/04/30      10610.00                    10939.40
   10670.53                    10036.13
  1999/05/31      10350.00                    10681.13
   10472.78                     9947.81
  1999/06/30      10670.00                    11273.93
   10873.32                     9916.04
  1999/07/31      10420.00                    10921.96
   10626.56                     9874.40
  1999/08/31      10390.00                    10867.89
   10590.53                     9869.38
  1999/09/30      10200.00                    10570.00
   10420.44                     9983.91
  1999/10/31      10690.00                    11238.87
   10893.80                    10020.74
  1999/11/30      10850.00                    11467.36
   11050.85                    10020.05
  1999/12/31      11651.91                    12142.79
   11495.66                     9971.73
  2000/01/31      11029.68                    11532.73
   11084.43                     9939.11
  2000/02/29      11390.97                    11314.42
   10973.53                    10059.29
  2000/03/31      11983.10                    12421.31
   11763.73                    10191.73
  2000/04/30      11651.91                    12047.55
   11510.68                    10162.65
  2000/05/31      11330.76                    11800.34
   11347.29                    10157.98
IMATRL PRASUN   SHR__CHT 20000531 20000619 170130 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Class C on December 28, 1998, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $11,331 - a 13.31% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $11,800 - an 18.00% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $10,158 - a 1.58% increase. You can also look at how the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month T-Bill Index according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,347 - a 13.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET
INSTRUMENTS.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

It was the best of times, it was the
worst of times. At least that's how
some investors might describe the
six-month period that ended May 31,
2000. Technology stocks led the
market's narrow advances, soaring
during the first half of the period
as bulls snapped up shares of those
companies expected to fuel the new
economy. The performance disparity
between technology and the broader
market reached an inflection point
in early March, as the tech-laden
NASDAQ set record highs and the
Standard & Poor's 500SM Index
dipped to six-month lows. The tech
bubble burst, though, as the threat
of higher interest rates, coupled
with a sudden loss of confidence in
valuation levels, sent nervous
investors fleeing for stability
elsewhere in the market. The S&P
500, a beneficiary of the mass
migration, recovered its earlier losses
and finished 2.90% higher. The
NASDAQ completed its grueling
six-month round trip up 2.05%.
Three rate hikes levied by the Federal
Reserve Board during the period in
an attempt to cool the economy
made life difficult for bonds as well.
Reflecting the struggle, the Lehman
Brothers Aggregate Bond Index
returned 1.38%. Treasuries managed
to stave off the period's bond malaise,
rallying on the U.S. government's
decision to repurchase long-term
debt and curtail future issuance.
Conversely, the spread sectors -
namely corporate bonds, mortgage
securities and government agencies
- were plagued by deteriorating
technical factors and wider yield
spreads relative to Treasuries.

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Fidelity Advisor Asset Allocation Fund

Q. HOW DID THE FUND PERFORM, DICK?

A. For the six months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 4.78%, 4.79%, 4.52% and 4.43%, respectively. For the same period, the Fidelity Advisor Asset Allocation Composite Index returned 2.68%, while the flexible portfolio funds average measured by Lipper Inc. returned 4.51%. For the 12-month period that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 10.33%, 10.04%, 9.57% and 9.48%, respectively. In comparison, the composite index and Lipper average returned 8.35% and 8.43%, respectively.

Q. HOW DID YOUR ASSET ALLOCATION POSITIONING INFLUENCE PERFORMANCE DURING THE SIX-MONTH PERIOD?

A. The fund benefited from maintaining its emphasis on equities, which outperformed all other asset classes during the period. The fund's neutral allocation mix typically calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term and money market instruments. Given the strong environment for stocks early in the period, the fund's modest overexposure here garnered it an edge over its composite index, while performance fell pretty much in line with its peer group. As stock market conditions deteriorated in the spring, I pared down the fund's equity position to as low as 67% in April from a high of around 75% in December. This move helped shelter us a bit during the market's strong downturn. On the bond front, the decision to allocate much of the subportfolio to high-yield debt proved costly, as the prices of these issues spiraled lower during the period. However, the fund's stake in investment-grade bonds, led by the strong performance of long-dated Treasuries, helped offset some of the weakness in high-yield.

Q. WHAT FACTORS DROVE THE PERFORMANCE OF THE FUND'S EQUITY
SUBPORTFOLIO?

A. Brad Lewis - who directed the fund's equity investments until May 1, 2000, when Tom Sprague took the reins - did a nice job identifying the winners in the fast-moving spaces of technology and wireless communications. Timely trading became almost as important as finding the right names. So, as the market turned against us, Brad astutely took profits in many of the period's leading tech performers, helping the fund lock in returns. In May, with the market refocusing its attention on companies with earnings, Tom continued to scale back on tech, concentrating the position in large, high-quality stocks. Overweighted positions in Texas Instruments, LSI Logic and Applied Materials helped the most, followed by out-of-benchmark stakes in PMC-Sierra, JDS Uniphase and Linear Technology. Selected brokerage stocks, namely Morgan Stanley Dean Witter and Merrill Lynch, also performed well. Given Brad's large-cap value orientation, having exposure to weakness outside of tech hurt, most notably in cyclical - or economically sensitive - stocks such as Ingersoll-Rand and Dow Chemical, as well as drug maker Bristol-Myers Squibb. The fund no longer held a number of these positions at the close of the period.

Q. HOW DID THE BOND PORTION OF THE FUND FARE?

A. High-yield issues languished, as aggressive investors dumped these securities for the more attractive growth found in aggressive equities. Thanks to superior credit selection by Fred Hoff, we managed to limit our losses amid the fall-off in the high-yield market. The scene was markedly different in the investment-grade world, influenced by the U.S. Treasury's announcement in January of its intent to repurchase long-term debt and curtail future issuance. This move sparked a tremendous rally in long-term Treasury bonds. Despite the Federal Reserve Board's actions to raise interest rates during the period, the strong technicals provided by the Treasury buybacks led to a positive return for the investment-grade subportfolio headed by Charlie Morrison.

Q. WHAT ABOUT THE FUND'S SHORT-TERM/MONEY MARKET INVESTMENTS?

A. John Todd stayed the course, focusing mainly on repurchase agreements as an excellent source of liquidity and a safe haven in which to invest assets on a temporary basis. Repurchase agreements, or repos, are short-term securities that the seller agrees to buy back at a specified price and time. As more money comes into the fund, John will look at other types of money market instruments with varying maturities. Shareholders should note that John may choose to invest in a money market mutual fund rather than invest directly in money market securities in the future.

Q. WHAT'S YOUR OUTLOOK?

A. I'm cautious going forward, as the potential for further interest-rate hikes remains a cloud over equity markets. Until this round of tightening is over, investors could continue to migrate from tech to other areas of the market. The fund's subportfolio managers are poised to respond quickly if the economic adjustment can indeed happen with a soft landing.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: maximum total return
over the long term through
investing in stocks, bonds
and short-term and money
market instruments

START DATE: December 28,
1998

SIZE: as of May 31, 2000,
more than $42 million

MANAGER: Richard
Habermann, since inception;
joined Fidelity in 1968

DICK HABERMANN ON
USING DIVERSIFICATION TO
HELP MANAGE RISK:

"This fund practices discipline
when it comes to investing. Over
the years at Fidelity, we found that
we could generate competitive
returns within a controlled risk
framework. Admittedly,
risk-control and diversification
don't usually occupy the minds of
bullish investors.

"As much as some people still don't
like to admit it, investing in equities
is risky business, as evidenced this
past spring. There's always
plenty of risk over the course of a
market cycle, and investors can
lose a lot of money in the process.
We try to manage this risk by taking
a multi-layered investment
strategy. The fund's subportfolio
managers take great care
formulating risk/return strategies
for the fund's underlying
investments, as do I by way of
selecting the fund's ongoing asset
allocation. By building a discipline at
several levels - namely security,
sector and asset class - with a
multi-manager framework, we offer
investors a different approach not
found in many funds."

NOTE TO SHAREHOLDERS:

Effective June 1, 2000, Matthew
Conti assumed responsibility for
managing the fund's high-yield
bond subportfolio.


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            2.4                     3.1

Cisco Systems, Inc.             2.0                     1.4

Exxon Mobil Corp.               1.8                     1.3

Eli Lilly & Co.                 1.6                     0.0

Fannie Mae                      1.6                     1.8

America Online, Inc.            1.5                     0.7

Intel Corp.                     1.3                     0.7

Linear Technology Corp.         1.3                     0.0

Philip Morris Companies, Inc.   1.2                     0.4

Comverse Technology, Inc.       1.1                     0.0

                                15.8                    9.4

TOP TEN MARKET SECTORS AS OF
MAY 31, 2000

(STOCKS ONLY)                  % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      21.6                    21.2

Finance                         8.4                     10.4

Energy                          6.6                     3.5

Health                          6.6                     8.6

Utilities                       4.8                     8.3

Retail & Wholesale              3.8                     6.0

Industrial Machinery &          3.1                     5.1
Equipment

Media & Leisure                 3.0                     3.2

Durables                        2.5                     3.3

Aerospace & Defense             2.1                     0.6



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                  AS OF NOVEMBER 30, 1999 **

Stock Class                     73%                   Stock Class                           75%

Bond Class                      17%                   Bond Class                            22%

Short-Term Class                10%                   Short-Term Class                       3%

* FOREIGN  INVESTMENTS           6%                   ** FOREIGN INVESTMENTS                 1%

Row: 1, Col: 1, Value: 73.0                           Row: 1, Col: 1, Value: 75.0
Row: 1, Col: 2, Value: 0.0                            Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                            Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 17.0                           Row: 1, Col: 4, Value: 22.0
Row: 1, Col: 5, Value: 0.0                            Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                            Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                            Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 10.0                           Row: 1, Col: 8, Value: 3.0



ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.


INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 67.5%

                                 SHARES                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.1%

AEROSPACE & DEFENSE - 1.1%

Boeing Co.                        4,450                $ 173,828

Northrop Grumman Corp.            1,390                 106,509

United Technologies Corp.         2,790                 168,621

                                                        448,958

SHIP BUILDING & REPAIR - 1.0%

General Dynamics Corp.            7,310                 431,747

TOTAL AEROSPACE & DEFENSE                               880,705

BASIC INDUSTRIES - 1.9%

CHEMICALS & PLASTICS - 0.5%

Avery Dennison Corp.              920                   56,350

Union Carbide Corp.               3,240                 177,188

                                                        233,538

IRON & STEEL - 0.5%

Allegheny Technologies, Inc.      9,260                 208,929

METALS & MINING - 0.9%

Alcoa, Inc.                       2,910                 170,053

Falconbridge Ltd.                 8,920                 128,152

Martin Marietta Materials,        1,060                 51,874
Inc.

Phelps Dodge Corp.                370                   16,604

                                                        366,683

TOTAL BASIC INDUSTRIES                                  809,150

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.1%

Vulcan Materials Co.              720                   33,660

CONSTRUCTION - 0.2%

Centex Corp.                      4,600                 95,450

ENGINEERING - 0.2%

Fluor Corp.                       3,020                 98,150

TOTAL CONSTRUCTION & REAL                               227,260
ESTATE

DURABLES - 2.5%

AUTOS, TIRES, & ACCESSORIES -
0.3%

Danaher Corp.                     2,430                 117,096

CONSUMER DURABLES - 0.3%

Minnesota Mining &                1,330                 114,048
Manufacturing Co.

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

DURABLES - CONTINUED

CONSUMER ELECTRONICS - 0.9%

Black & Decker Corp.              3,330                $ 121,545

Pioneer Corp.                     6,000                 183,151

Sony Corp.                        900                   82,069

                                                        386,765

HOME FURNISHINGS - 0.6%

Herman Miller, Inc.               5,020                 135,540

Leggett & Platt, Inc.             7,280                 146,055

                                                        281,595

TEXTILES & APPAREL - 0.4%

Liz Claiborne, Inc.               2,300                 90,419

Shaw Industries, Inc.             5,190                 72,336

                                                        162,755

TOTAL DURABLES                                          1,062,259

ENERGY - 6.6%

ENERGY SERVICES - 2.3%

Baker Hughes, Inc.                6,250                 226,563

BJ Services Co. (a)               1,410                 100,991

ENSCO International, Inc.         4,600                 160,713

Halliburton Co.                   5,420                 276,420

Schlumberger Ltd. (NY Shares)     440                   32,368

Transocean Sedco Forex, Inc.      3,190                 156,908

                                                        953,963

OIL & GAS - 4.3%

Anadarko Petroleum Corp.          2,970                 157,596

Apache Corp.                      4,630                 281,851

BP Amoco PLC sponsored ADR        2,585                 140,559

Conoco, Inc. Class B              3,840                 109,440

Exxon Mobil Corp.                 9,310                 775,639

Tosco Corp.                       3,240                 99,225

TotalFinaElf SA sponsored ADR     3,150                 248,653

                                                        1,812,963

TOTAL ENERGY                                            2,766,926

FINANCE - 8.4%

BANKS - 0.8%

Bank of America Corp.             1,000                 55,563

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Bank of New York Co., Inc.        3,590                $ 168,506

Northern Trust Corp.              1,570                 103,326

                                                        327,395

CREDIT & OTHER FINANCE - 2.0%

American Express Co.              6,410                 344,938

Citigroup, Inc.                   6,340                 394,269

Household International, Inc.     1,830                 86,010

                                                        825,217

FEDERAL SPONSORED CREDIT - 1.8%

Fannie Mae                        10,950                658,369

Freddie Mac                       2,250                 100,125

                                                        758,494

INSURANCE - 3.1%

AFLAC, Inc.                       5,480                 283,248

AMBAC Financial Group, Inc.       5,290                 266,484

American International Group,     2,680                 301,668
Inc.

CIGNA Corp.                       3,000                 266,438

MetLife, Inc.                     1,200                 24,600

UnumProvident Corp.               3,500                 79,406

XL Capital Ltd. Class A           1,460                 86,870

                                                        1,308,714

SECURITIES INDUSTRY - 0.7%

Charles Schwab Corp.              3,525                 101,344

Daiwa Securities Group, Inc.      6,000                 72,926

Morgan Stanley Dean Witter &      1,640                 117,978
Co.

                                                        292,248

TOTAL FINANCE                                           3,512,068

HEALTH - 6.6%

DRUGS & PHARMACEUTICALS - 4.6%

Abgenix, Inc. (a)                 800                   63,200

Bristol-Myers Squibb Co.          4,000                 220,250

Celgene Corp. (a)                 3,900                 143,325

Eli Lilly & Co.                   9,010                 685,886

Genentech, Inc.                   630                   67,646

Merck & Co., Inc.                 1,360                 101,490

PE Corp. - Celera Genomics        660                   36,713
Group (a)

Protein Design Labs, Inc. (a)     1,040                 110,890

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Schering-Plough Corp.             3,970                $ 192,049

Warner-Lambert Co.                2,570                 313,861

                                                        1,935,310

MEDICAL EQUIPMENT & SUPPLIES
- 1.9%

Cardinal Health, Inc.             3,740                 242,633

Johnson & Johnson                 1,780                 159,310

Medtronic, Inc.                   7,010                 361,891

Omnicare, Inc.                    1,820                 30,030

                                                        793,864

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Express Scripts, Inc. Class A     630                   33,784
(a)

TOTAL HEALTH                                            2,762,958

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.1%

ELECTRICAL EQUIPMENT - 2.7%

General Electric Co.              19,570                1,029,846

Harris Corp.                      880                   26,895

Pinnacle Systems (a)              3,010                 72,240

                                                        1,128,981

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

Caterpillar, Inc.                 4,290                 164,093

TOTAL INDUSTRIAL MACHINERY &                            1,293,074
EQUIPMENT

MEDIA & LEISURE - 2.9%

BROADCASTING - 0.9%

Clear Channel Communications,     2,180                 163,228
Inc. (a)

Comcast Corp. Class A             5,500                 208,313
(special) (a)

                                                        371,541

ENTERTAINMENT - 1.3%

Mandalay Resort Group (a)         1,500                 31,781

MGM Grand, Inc.                   1,700                 55,250

Viacom, Inc. Class B              6,704                 415,648
(non-vtg.) (a)

Walt Disney Co.                   1,700                 71,719

                                                        574,398

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.7%

Brinker International, Inc.       3,970                $ 112,401
(a)

Darden Restaurants, Inc.          10,110                173,766

                                                        286,167

TOTAL MEDIA & LEISURE                                   1,232,106

NONDURABLES - 1.9%

FOODS - 0.4%

Keebler Foods Co.                 2,130                 77,213

Quaker Oats Co.                   1,020                 75,034

                                                        152,247

HOUSEHOLD PRODUCTS - 0.3%

Avon Products, Inc.               3,470                 143,354

TOBACCO - 1.2%

Philip Morris Companies, Inc.     19,630                512,834

TOTAL NONDURABLES                                       808,435

RETAIL & WHOLESALE - 3.8%

DRUG STORES - 0.9%

Walgreen Co.                      13,930                395,264

GENERAL MERCHANDISE STORES -
1.5%

Costco Wholesale Corp. (a)        1,080                 34,492

Dollar Tree Stores, Inc. (a)      3,450                 205,275

Wal-Mart Stores, Inc.             6,770                 390,121

                                                        629,888

GROCERY STORES - 0.6%

Safeway, Inc. (a)                 5,020                 231,548

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.8%

Best Buy Co., Inc. (a)            2,870                 183,680

Home Depot, Inc.                  2,925                 142,777

                                                        326,457

TOTAL RETAIL & WHOLESALE                                1,583,157

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

SERVICES - 0.6%

ADVERTISING - 0.5%

DoubleClick, Inc. (a)             750                  $ 31,688

Omnicom Group, Inc.               2,070                 173,751

                                                        205,439

SERVICES - 0.1%

Ecolab, Inc.                      1,240                 47,430

TOTAL SERVICES                                          252,869

TECHNOLOGY - 21.6%

COMMUNICATIONS EQUIPMENT - 5.2%

Ciena Corp. (a)                   300                   35,906

Cisco Systems, Inc. (a)           14,500                825,594

Comverse Technology, Inc. (a)     5,230                 477,891

Corning, Inc.                     1,200                 232,125

Lucent Technologies, Inc.         2,220                 127,373

Nokia AB sponsored ADR            3,420                 177,840

Nortel Networks Corp.             5,580                 297,364

                                                        2,174,093

COMPUTER SERVICES & SOFTWARE
- 5.7%

America Online, Inc. (a)          11,540                611,620

Ariba, Inc.                       970                   50,561

Automatic Data Processing,        3,380                 185,689
Inc.

BEA Systems, Inc. (a)             300                   10,838

eBay, Inc. (a)                    940                   58,809

Electronic Data Systems Corp.     6,860                 441,184

Exodus Communications, Inc.       1,040                 73,385
(a)

i2 Technologies, Inc. (a)         220                   23,403

Inktomi Corp. (a)                 90                    10,046

Intuit, Inc. (a)                  1,280                 46,400

Microsoft Corp. (a)               5,680                 355,355

Oracle Corp. (a)                  4,580                 329,188

VeriSign, Inc. (a)                480                   64,980

VERITAS Software Corp. (a)        1,320                 153,780

                                                        2,415,238

COMPUTERS & OFFICE EQUIPMENT
- 4.7%

Brocade Communications            1,150                 135,628
Systems, Inc.

CDW Computer Centers, Inc. (a)    1,050                 122,834

Compaq Computer Corp.             1,900                 49,875

Dell Computer Corp. (a)           2,340                 100,913

EMC Corp. (a)                     3,330                 387,321

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Gateway, Inc. (a)                 4,270                $ 211,365

Hewlett-Packard Co.               1,100                 132,138

International Business            220                   23,609
Machines Corp.

Lexmark International Group,      1,960                 136,710
Inc. Class A (a)

Pitney Bowes, Inc.                1,430                 62,205

SCI Systems, Inc. (a)             4,310                 193,950

Sun Microsystems, Inc. (a)        1,760                 134,860

Symbol Technologies, Inc.         5,160                 227,363

Tech Data Corp. (a)               1,280                 48,080

                                                        1,966,851

ELECTRONIC INSTRUMENTS - 0.5%

Beckman Coulter, Inc.             500                   30,063

KLA-Tencor Corp. (a)              1,740                 86,239

Tektronix, Inc.                   1,100                 58,850

Thermo Electron Corp. (a)         2,930                 54,388

                                                        229,540

ELECTRONICS - 5.5%

Altera Corp. (a)                  1,630                 139,976

Analog Devices, Inc. (a)          1,480                 113,960

Flextronics International         3,050                 166,034
Ltd. (a)

Intel Corp.                       4,440                 553,613

JDS Uniphase Corp. (a)            2,690                 236,720

Linear Technology Corp.           9,310                 549,872

Micron Technology, Inc. (a)       1,900                 132,881

Sanmina Corp. (a)                 2,080                 132,340

Texas Instruments, Inc.           840                   60,690

Tyco International Ltd.           3,820                 179,779

Xilinx, Inc. (a)                  600                   45,675

                                                        2,311,540

TOTAL TECHNOLOGY                                        9,097,262

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.5%

AMR Corp.                         3,050                 86,925

Southwest Airlines Co.            6,250                 119,922

                                                        206,847

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

TRUCKING & FREIGHT - 0.4%

Expeditors International of       4,320                $ 175,230
Washington, Inc.

TOTAL TRANSPORTATION                                    382,077

UTILITIES - 4.1%

CELLULAR - 2.8%

China Telecom (Hong Kong)         20,000                147,000
Ltd. (a)

Nextel Communications, Inc.       2,790                 258,424
Class A (a)

Sprint Corp. - PCS Group          6,830                 379,065
Series 1 (a)

Vodafone AirTouch PLC             3,310                 151,639
sponsored ADR

VoiceStream Wireless Corp. (a)    1,950                 223,275

                                                        1,159,403

ELECTRIC UTILITY - 0.7%

AES Corp. (a)                     3,470                 302,758

TELEPHONE SERVICES - 0.6%

AT&T Corp.                        3,360                 116,550

Metromedia Fiber Network,         4,950                 153,141
Inc. Class A (a)

Ono Finance PLC rights            20                    200
5/31/09 (a)(f)

Pathnet, Inc. warrants            35                    350
4/15/08 (a)(f)

                                                        270,241

TOTAL UTILITIES                                         1,732,402

TOTAL COMMON STOCKS                                     28,402,708
(Cost $27,535,375)

NONCONVERTIBLE PREFERRED
STOCKS - 0.8%



MEDIA & LEISURE - 0.1%

BROADCASTING - 0.1%

CSC Holdings, Inc. 11.125%        137                   14,454
pay-in-kind

Sinclair Capital 11.625%          101                   9,141

                                                        23,595

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.0%

PRIMEDIA, Inc.:

$9.20                             16                   $ 1,376

8.625%                            5                     425

                                                        1,801

TOTAL MEDIA & LEISURE                                   25,396

UTILITIES - 0.7%

CELLULAR - 0.3%

Crown Castle International        29                    28,420
Corp. 12.75% pay-in-kind

Nextel Communications, Inc.:

11.125% pay-in-kind               102                   92,310

Series D, 13% pay-in-kind         11                    11,110

                                                        131,840

TELEPHONE SERVICES - 0.4%

Adelphia Business Solution,       27                    24,570
Inc. 12.875% pay-in-kind

Intermedia Communications,        11                    10,230
Inc. 13.5% pay-in-kind

IXC Communications, Inc.          51                    51,510
12.5% pay-in-kind

NEXTLINK Communications, Inc.     848                   41,552
14% pay-in-kind

WinStar Communications, Inc.      40                    56,000
14.25% (a)

                                                        183,862

TOTAL UTILITIES                                         315,702

TOTAL NONCONVERTIBLE                                    341,098
PREFERRED STOCKS
(Cost $320,845)


CORPORATE BONDS - 13.5%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.4%

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Tenet Healthcare Corp. 6%         B1        $ 40,000                       31,600
12/1/05

Total Renal Care Holdings,        B3         30,000                        18,450
Inc. 7% 5/15/09 (f)

                                                                           50,050

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

CONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - 0.2%

LODGING & GAMING - 0.2%

Hilton Hotels Corp. 5% 5/15/06    Ba2       $ 90,000                      $ 68,738

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3         10,000                        8,600
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.1%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Sunglass Hut International,       B3         30,000                        21,300
Inc. 5.25% 6/15/03

TOTAL CONVERTIBLE BONDS                                                    148,688

NONCONVERTIBLE BONDS - 13.1%

AEROSPACE & DEFENSE - 0.0%

SHIP BUILDING & REPAIR - 0.0%

Newport News Shipbuilding,        Ba3        20,000                        19,600
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 1.5%

CHEMICALS & PLASTICS - 0.7%

Acetex Corp. yankee 9.75%         B3         70,000                        64,400
10/1/03

Huntsman Corp. 9.5% 7/1/07 (f)    B2         70,000                        63,000

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3        10,000                        9,650

9.875% 5/1/07                     Ba3        100,000                       96,500

10.875% 5/1/09                    B2         55,000                        53,075

Sterling Chemicals, Inc.          Caa3       35,000                        28,175
11.75% 8/15/06

                                                                           314,800

METALS & MINING - 0.3%

Kaiser Aluminum & Chemical
Corp.:

9.875% 2/15/02                    B1         55,000                        52,250

12.75% 2/1/03                     B3         60,000                        54,300

                                                                           106,550

PACKAGING & CONTAINERS - 0.4%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       90,000                        74,475

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PACKAGING & CONTAINERS -
CONTINUED

Gaylord Container Corp.: -
continued

9.75% 6/15/07                     Caa1      $ 65,000                      $ 55,088

Packaging Corp. of America        B2         50,000                        49,000
9.625% 4/1/09

                                                                           178,563

PAPER & FOREST PRODUCTS - 0.1%

Doman Industries Ltd. yankee      Caa1       50,000                        39,750
8.75% 3/15/04

TOTAL BASIC INDUSTRIES                                                     639,663

CONSTRUCTION & REAL ESTATE -
0.3%

CONSTRUCTION - 0.2%

Blount, Inc. 13% 8/1/09           B3         50,000                        48,375

Lennar Corp. 9.95% 5/1/10 (f)     Ba1        5,000                         4,750

                                                                           53,125

ENGINEERING - 0.0%

Anteon Corp. 12% 5/15/09          B3         10,000                        8,750

REAL ESTATE - 0.1%

LNR Property Corp. 9.375%         B1         50,000                        42,875
3/15/08

TOTAL CONSTRUCTION & REAL                                                  104,750
ESTATE

DURABLES - 0.0%

TEXTILES & APPAREL - 0.0%

Polymer Group, Inc. 9% 7/1/07     B2         10,000                        8,200

ENERGY - 0.4%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         35,000                        31,150
9.625% 5/15/08

ENERGY SERVICES - 0.1%

R&B Falcon Corp. 6.5% 4/15/03     Ba3        40,000                        37,000

RBF Finance Co. 11% 3/15/06       Ba3        10,000                        10,600

                                                                           47,600

OIL & GAS - 0.2%

Chesapeake Energy Corp.           B2         85,000                        81,175
9.625% 5/1/05

TOTAL ENERGY                                                               159,925

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.2%

AMRESCO, Inc. 10% 3/15/04         Caa3      $ 10,000                      $ 5,200

Details Capital Corp. 0%          Caa1       5,000                         3,150
11/15/07 (e)

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        5,000                         3,600

7.6% 8/1/07                       Ba2        20,000                        11,600

7.875% 8/1/03                     Ba2        50,000                        34,000

Venetian Casino Resort            Caa1       10,000                        9,700
LLC/Las Vegas Sands, Inc.
12.25% 11/15/04

                                                                           67,250

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Fountain View, Inc. 11.25%        Caa1       50,000                        23,000
4/15/08

Tenet Healthcare Corp. 8.625%     Ba3        70,000                        64,750
1/15/07

Unilab Corp. 12.75% 10/1/09       B3         40,000                        40,800

                                                                           128,550

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Dunlop Standard Aero Holdings     B3         20,000                        19,300
PLC 11.875% 5/15/09

Tenneco Automotive, Inc.          B2         55,000                        51,150
11.625% 10/15/09

                                                                           70,450

POLLUTION CONTROL - 0.4%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        10,000                        8,900

7.625% 1/1/06                     Ba2        10,000                        8,600

10% 8/1/09                        B2         190,000                       150,100

Browning-Ferris Industries,       Ba3        20,000                        14,800
Inc. 6.375% 1/15/08

                                                                           182,400

TOTAL INDUSTRIAL MACHINERY &                                               252,850
EQUIPMENT

MEDIA & LEISURE - 3.4%

BROADCASTING - 2.8%

Adelphia Communications Corp.     B1         75,000                        69,938
9.875% 3/1/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Ascent Entertainment Group,       Ba1       $ 20,000                      $ 16,200
Inc. 0% 12/15/04 (e)

Chancellor Media Corp.:

8.125% 12/15/07                   B1         50,000                        49,625

9% 10/1/08                        B1         15,000                        15,263

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

8.625% 4/1/09                     B2         10,000                        8,350

10% 4/1/09 (f)                    B2         55,000                        50,463

Citadel Broadcasting Co.          B3         20,000                        19,650
10.25% 7/1/07

Comcast UK Cable Partners         B2         50,000                        47,000
Ltd. 0% 11/15/07 (e)

Diamond Cable Communications      B3         115,000                       86,825
PLC 0% 2/15/07 (e)

Earthwatch, Inc. 0% 7/15/07       -          20,000                        12,800
unit (e)(f)

EchoStar DBS Corp. 9.25%          B2         85,000                        79,900
2/1/06

Fox Family Worldwide, Inc.        B1         50,000                        42,250
9.25% 11/1/07

FrontierVision Holdings           B1         55,000                        46,750
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (e)

FrontierVision Holdings           Caa1       10,000                        8,500
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(e)

FrontierVision Operating          B1         20,000                        20,600
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky DBS, Inc. 0%           Caa1       50,000                        33,500
3/1/07 (e)

Golden Sky Systems, Inc.          B3         30,000                        32,850
12.375% 8/1/06

Knology Holding, Inc. 0%          -          38,000                        21,280
10/15/07 (e)

NorthPoint Communication          Caa1       125,000                       107,500
Holdings, Inc. 12.875%
2/15/10 (f)

Olympus Communications            B1         50,000                        48,500
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3         75,000                        71,625
9.625% 10/15/05

Telewest PLC 0% 10/1/07 (e)       B1         80,000                        75,200

United International              B3         70,000                        41,300
Holdings, Inc. 0% 2/15/08 (e)

United Pan-Europe
Communications NV:

0% 2/1/10 (e)(f)                  B2         245,000                       105,350

10.875% 8/1/09                    B2         99,000                        83,160

                                                                           1,194,379

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.1%

Bally Total Fitness Holding       B3        $ 43,000                      $ 38,270
Corp. 9.875% 10/15/07

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa2       30,000                        10,800

9.5% 6/1/08                       Caa2       30,000                        12,000

                                                                           61,070

LODGING & GAMING - 0.2%

Courtyard by Marriott II          B-         20,000                        19,400
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc. 7.875%       Ba2        10,000                        8,875
8/1/05

Hollywood Casino Corp. 11.25%     B3         30,000                        30,150
5/1/07

Host Marriott LP 8.375%           Ba2        40,000                        36,200
2/15/06

                                                                           94,625

PUBLISHING - 0.1%

Garden State Newspapers, Inc.     B1         25,000                        21,688
Series B, 8.75% 10/1/09

RESTAURANTS - 0.2%

Domino's, Inc. 10.375% 1/15/09    B3         70,000                        63,875

NE Restaurant, Inc. 10.75%        B3         10,000                        7,650
7/15/08

                                                                           71,525

TOTAL MEDIA & LEISURE                                                      1,443,287

RETAIL & WHOLESALE - 0.1%

GROCERY STORES - 0.1%

Pathmark Stores, Inc. 9.625%      Caa3       50,000                        35,000
5/1/03 (d)

Pueblo Xtra International,        B3         10,000                        4,700
Inc., 9.5% 8/1/03

                                                                           39,700

SERVICES - 0.1%

La Petite Academy, Inc./La        B3         50,000                        26,500
Petite Academy Holding Co.
10% 5/15/08

TECHNOLOGY - 1.8%

COMPUTER SERVICES & SOFTWARE
- 1.3%

Amazon.com, Inc. 0% 5/1/08 (e)    Caa1       35,000                        19,950

Concentric Network Corp.          B-         35,000                        35,875
12.75% 12/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Covad Communications Group,
Inc.:

0% 3/15/08 (e)                    B3        $ 35,000                      $ 21,350

12% 2/15/10 (f)                   B3         85,000                        78,200

12.5% 2/15/09                     B3         12,000                        11,280

Exodus Communications, Inc.:

10.75% 12/15/09                   B-         40,000                        39,400

11.25% 7/1/08                     B-         175,000                       175,875

PSINet, Inc.:

10.5% 12/1/06                     B3         145,000                       126,150

11% 8/1/09                        B3         35,000                        30,450

Verio, Inc. 10.375% 4/1/05        B3         1,000                         1,060

                                                                           539,590

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Globix Corp. 12.5% 2/1/10         -          35,000                        29,400

ELECTRONIC INSTRUMENTS - 0.1%

Telecommunications Techniques     B3         50,000                        45,500
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.4%

ChipPAC International Ltd.        B3         50,000                        52,125
12.75% 8/1/09

Details, Inc. 10% 11/15/05        B3         30,000                        27,825

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B2         5,000                         4,888

10.375% 10/1/07                   B3         26,000                        25,740

SCG Holding                       B2         25,000                        26,250
Corp./Semiconductor
Components Industries LLC
12% 8/1/09

Viasystems, Inc. 9.75% 6/1/07     B3         30,000                        25,500

                                                                           162,328

TOTAL TECHNOLOGY                                                           776,818

TRANSPORTATION - 0.1%

AIR TRANSPORTATION - 0.1%

Atlas Air, Inc. 9.25% 4/15/08     B2         30,000                        27,975

UTILITIES - 4.3%

CELLULAR - 1.3%

Leap Wireless International,      Caa2       5,000                         4,600
Inc. 12.5% 4/15/10 unit (f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

McCaw International Ltd. 0%       Caa1      $ 26,000                      $ 18,330
4/15/07 (e)

Millicom International            Caa1       105,000                       87,675
Cellular SA 0% 6/1/06 (e)

Nextel Communications, Inc.:

0% 10/31/07 (e)                   B1         445,000                       315,950

9.375% 11/15/09                   B1         45,000                        42,188

Nextel International, Inc. 0%     Caa1       40,000                        24,200
4/15/08 (e)

Voicestream Wireless              B2         40,000                        40,900
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09

                                                                           533,843

TELEPHONE SERVICES - 3.0%

Allegiance Telecom, Inc. 0%       B3         60,000                        42,300
2/15/08 (e)

FirstWorld Communications,        -          55,000                        24,888
Inc. 0% 4/15/08 (e)

Focal Communications Corp. 0%     B3         85,000                        53,975
2/15/08 (e)

Global Crossing Holdings Ltd.     Ba2        10,000                        9,375
9.125% 11/15/06

Globenet Communication Group      Caa1       115,000                       116,150
Ltd. 13% 7/15/07

Hyperion Telecommunications,      Caa1       95,000                        92,625
Inc. 12% 11/1/07

ICG Holdings, Inc.:

0% 9/15/05 (e)                    B3         30,000                        28,350

0% 5/1/06 (e)                     B3         10,000                        8,100

Intermedia Communications,
Inc.:

0% 7/15/07 (e)                    B2         30,000                        22,050

0% 3/1/09 (e)                     B3         50,000                        27,750

KMC Telecom Holdings, Inc.        Caa2       20,000                        17,200
13.5% 5/15/09

Level 3 Communications, Inc.:

9.125% 5/1/08                     B3         132,000                       113,850

11% 3/15/08 (f)                   B3         10,000                        9,550

McLeodUSA, Inc.:

0% 3/1/07 (e)                     B1         165,000                       130,350

9.5% 11/1/08                      B1         75,000                        71,250

Metromedia Fiber Network,         B2         20,000                        18,800
Inc. 10% 12/15/09

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B2         55,000                        49,775

10.5% 12/1/09 (f)                 B2         80,000                        75,200

Ono Finance PLC 13% 5/1/09        Caa1       25,000                        24,500

Pathnet, Inc. 12.25% 4/15/08      -          35,000                        20,300

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Rhythms NetConnections, Inc.:

0% 5/15/08 (e)                    B3        $ 85,000                      $ 38,250

12.75% 4/15/09                    B3         70,000                        55,300

Teligent, Inc.:

0% 3/1/08 (e)                     Caa1       45,000                        20,250

11.5% 12/1/07                     Caa1       55,000                        41,250

WinStar Communications, Inc.:

0% 4/15/10 (e)(f)                 B3         91,000                        38,903

12.75% 4/15/10 (f)                B3         134,000                       123,615

Worldwide Fiber, Inc. 12%         B3         10,000                        9,300
8/1/09

                                                                           1,283,206

TOTAL UTILITIES                                                            1,817,049

TOTAL NONCONVERTIBLE BONDS                                                 5,512,117

TOTAL CORPORATE BONDS                                                      5,660,805
(Cost $6,040,977)

U.S. TREASURY OBLIGATIONS -
5.9%



U.S. Treasury Bills, yield at     -          175,000                       173,108
date of purchase 5.81% to
6.02% 8/10/00 to 8/17/00 (g)

U.S. Treasury Bond Contracts:

6.875% 8/15/25                    Aaa        76,000                        81,261

7.625% 2/15/25                    Aaa        47,000                        54,564

8.125% 8/15/19                    Aaa        380,000                       451,486

8.875% 8/15/17                    Aaa        95,000                        118,972

9.875% 11/15/15                   Aaa        10,000                        13,319

U.S. Treasury Notes:

4.75% 11/15/08                    Aaa        457,000                       407,443

5.875% 11/15/04                   Aaa        461,000                       448,180

6.625% 6/30/01                    Aaa        756,000                       754,821

TOTAL U.S. TREASURY OBLIGATIONS                                            2,503,154
(Cost $2,515,188)


CASH EQUIVALENTS - 12.6%

                              MATURITY AMOUNT                VALUE (NOTE 1)

Investments in repurchase     $ 135,025                      $ 135,000
agreements (U.S. Government
Obligations), in a joint
trading account at 6.56%,
dated 5/31/00 due 6/1/00

                              SHARES

Taxable Central Cash Fund,     5,191,433                      5,191,433
6.37% (c)

TOTAL CASH EQUIVALENTS                                        5,326,433
(Cost $5,326,433)

TOTAL INVESTMENT PORTFOLIO -                                  42,234,198
100.3%
(Cost $41,738,818)

NET OTHER ASSETS - (0.3)%                                     (142,856)

NET ASSETS - 100%                                           $ 42,091,342


FUTURES CONTRACTS

                                 EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

5 S&P 500 Stock Index Contracts  June 2000            $ 1,777,750                          $ (13,618)

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 4.2%


LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $692,931 or 1.6% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $173,108.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS       S&P RATINGS

Aaa, Aa, A    5.5%    AAA, AA, A    5.5%

Baa           0.0%    BBB           0.0%

Ba            1.1%    BB            1.0%

B             9.2%    B             10.7%

Caa           2.2%    CCC           1.3%

Ca, C         0.0%    CC, C         0.0%

                      D             0.1%

The percentage not rated by Moody's or S&P amounted to 0.3%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $42,030,474. Net unrealized appreciation aggregated $203,724, of which $2,232,050 related to appreciated investment securities and $2,028,326 related to depreciated investment securities.

At November 30, 1999, the fund had a capital loss carryforward of approximately $353,000 all of which will expire on November 30, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 42,234,198
value (including repurchase
agreements of $135,000)
(cost $41,738,818) -  See
accompanying schedule

Cash                                        932

Receivable for investments                  592,416
sold

Receivable for fund shares                  176,322
sold

Dividends receivable                        23,276

Interest receivable                         189,410

 TOTAL ASSETS                               43,216,554

LIABILITIES

Payable for investments         $ 951,194
purchased

Payable for fund shares          91,053
redeemed

Accrued management fee           19,435

Distribution fees payable        24,673

Payable for daily variation      6,250
on futures contracts

Other payables and accrued       32,607
expenses

 TOTAL LIABILITIES                          1,125,212

NET ASSETS                                 $ 42,091,342

Net Assets consist of:

Paid in capital                            $ 40,027,005

Undistributed net investment                147,474
income

Accumulated undistributed net               1,435,101
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 481,762
(depreciation) on investments

NET ASSETS                                 $ 42,091,342

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $11.37
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,509,797 (divided by)
220,692 shares)

Maximum offering price per         $12.06
share (100/94.25 of $11.37)

CLASS T: NET ASSET VALUE and       $11.35
redemption price per share
($16,307,169 (divided by)
1,437,361 shares)

Maximum offering price per         $11.76
share (100/96.50 of $11.35)

CLASS B: NET ASSET VALUE and       $11.30
offering price per share
($14,278,420 (divided by)
1,263,764 shares) A

CLASS C: NET ASSET VALUE and       $11.29
offering price per share
($7,910,965 (divided by)
700,874 shares) A

INSTITUTIONAL CLASS: NET           $11.40
ASSET VALUE, offering price
and redemption price   per
share ($1,084,991 (divided
by) 95,191 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                              SIX MONTHS ENDED MAY 31,
                                      2000 (UNAUDITED)

INVESTMENT INCOME                            $ 123,121
Dividends

Interest                                      412,331

 TOTAL INCOME                                 535,452

EXPENSES

Management fee                   $ 99,379

Transfer agent fees               38,646

Distribution fees                 124,304

Accounting fees and expenses      30,133

Non-interested trustees'          49
compensation

Custodian fees and expenses       16,926

Registration fees                 39,021

Audit                             10,093

Legal                             60

Miscellaneous                     608

 Total expenses before            359,219
reductions

 Expense reductions               (3,856)     355,363

NET INVESTMENT INCOME                         180,089

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,858,018

 Foreign currency transactions    (2,606)

 Futures contracts                (30,536)    1,824,876

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (787,321)

 Futures contracts                (13,618)    (800,939)

NET GAIN (LOSS)                               1,023,937

NET INCREASE (DECREASE) IN                   $ 1,204,026
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 2000  DECEMBER 28, 1998
                               (UNAUDITED)                    (COMMENCEMENT OF OPERATIONS)
                                                              TO NOVEMBER 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 180,089                      $ 111,241
income

 Net realized gain (loss)       1,824,876                      (389,248)

 Change in net unrealized       (800,939)                      1,282,701
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,204,026                      1,004,694
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (132,508)                      -
from net investment income

Share transactions - net        14,585,409                     25,429,721
increase (decrease)

  TOTAL INCREASE (DECREASE)     15,656,927                     26,434,415
IN NET ASSETS

NET ASSETS

 Beginning of period            26,434,415                     -

 End of period (including      $ 42,091,342                   $ 26,434,415
undistributed net investment
income of $147,474 and
$100,719, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  NOVEMBER 30,

                                 (UNAUDITED)                    1999 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.92                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .08                            .12

Net realized and unrealized       .44                            .80
gain (loss)

Total from investment             .52                            .92
operations

Less Distributions

From net investment income        (.07)                          -

Net asset value, end of period   $ 11.37                        $ 10.92

TOTAL RETURN B, C                 4.78%                          9.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,510                        $ 1,819
(000 omitted)

Ratio of expenses to average      1.69%A                         1.75% A, F
net assets

Ratio of expenses to average      1.66% A, G                     1.74% A, G
net assets after  expense
reductions

Ratio of net investment           1.46%A                         1.24%A
income to average net assets

Portfolio turnover                305%A                          115%A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  NOVEMBER 30,

                                 (UNAUDITED)                    1999 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.89                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .07                            .10

Net realized and unrealized       .45                            .79
gain (loss)

Total from investment             .52                            .89
operations

Less Distributions

From net investment income        (.06)                          -

Net asset value, end of period   $ 11.35                        $ 10.89

TOTAL RETURN B, C                 4.79%                          8.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 16,307                       $ 10,819
(000 omitted)

Ratio of expenses to average      1.87% A                        2.00% A, F
net assets

Ratio of expenses to average      1.84%A, G                      1.99%A, G
net assets after  expense
reductions

Ratio of net investment           1.28% A                        .99% A
income to average net assets

Portfolio turnover                305% A                         115% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.85                        $ 10.00
period

Income from Investment
Operations

Net investment incomeD            .04                            .05

Net realized and unrealized       .45                            .80
gain (loss)

Total from investment             .49                            .85
operations

Less Distributions

From net investment income        (.04)                          -

Net asset value, end of period   $ 11.30                        $ 10.85

TOTAL RETURN B, C                 4.52%                          8.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,278                       $ 8,603
(000 omitted)

Ratio of expenses to average      2.38% A                        2.50% A, F
net assets

Ratio of expenses to average      2.36% A, G                     2.49% A, G
net assets after  expense
reductions

Ratio of net investment           .77% A                         .49% A
income to average net assets

Portfolio turnover                305% A                         115% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.85                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .04                            .05

Net realized and unrealized       .44                            .80
gain (loss)

Total from investment             .48                            .85
operations

Less Distributions

From net investment income        (.04)                          -

Net asset value, end of period   $ 11.29                        $ 10.85

TOTAL RETURN B, C                 4.43%                          8.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,911                        $ 4,217
(000 omitted)

Ratio of expenses to average      2.38% A                        2.50% A, F
net assets

Ratio of expenses to average      2.35% A, G                     2.49% A, G
net assets after  expense
reductions

Ratio of net investment           .77% A                         .49% A
income to average net assets

Portfolio turnover                305% A                         115% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.95                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .10                            .14

Net realized and unrealized       .44                            .81
gain (loss)

Total from investment             .54                            .95
operations

Less Distributions

From net investment income        (.09)                          -

Net asset value, end of period   $ 11.40                        $ 10.95

TOTAL RETURN B, C                 4.95%                          9.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,085                        $ 976
(000 omitted)

Ratio of expenses to average      1.37% A                        1.50% A, F
net assets

Ratio of expenses to average      1.35% A, G                     1.49% A, G
net assets after  expense
reductions

Ratio of net investment           1.78% A                        1.49% A
income to average net assets

Portfolio turnover                305% A                         115% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends and losses deferred due to wash sales transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS - CONTINUED

Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $58,103,807 and $48,192,992, respectively, of which U.S. government and government agency obligations aggregated $970,719 and $953,345, respectively.

The market value of futures contracts opened and closed during the period amounted to $2,847,136 and $1,025,232, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 2,734      $ 851

CLASS T    35,038       1,557

CLASS B    57,459       43,857

CLASS C    29,073       21,701

          $ 124,304    $ 67,966

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 14,303     $ 4,122

CLASS T    38,700       8,986

CLASS B    5,574        5,574*

CLASS C    2,646        2,646*

          $ 61,223     $ 21,328

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS,
AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 3,142   .29*

CLASS T                 15,068   .22*

CLASS B                 12,853   .23*

CLASS C                 6,431    .22*

INSTITUTIONAL CLASS     1,152    .23*

                       $ 38,646

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,455 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,804 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $52 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 8% of the total outstanding shares of the fund.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

          SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,

                            2000       1999A

FROM NET INVESTMENT INCOME

Class A                     $ 11,898   $ -

Class T                      63,358     -

Class B                      32,251     -

Class C                      16,978     -

Institutional Class          8,023      -

Total                       $ 132,508  $ -

A FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999A                    2000



CLASS A Shares sold                                        223,530                 $ 862,818
                                 75,946

Reinvestment of distributions    1,015                     -                        11,291

Shares redeemed                  (22,959)                  (56,840)                 (260,790)

Net increase (decrease)          54,002                    166,690                 $ 613,319

CLASS T Shares sold              757,587                   1,158,501               $ 8,667,150

Reinvestment of distributions    5,510                     -                        61,212

Shares redeemed                  (318,999)                 (165,238)                (3,668,030)

Net increase (decrease)          444,098                   993,263                 $ 5,060,332

CLASS B Shares sold              542,250                   828,125                 $ 6,156,533

Reinvestment of distributions    2,475                     -                        27,447

Shares redeemed                  (73,557)                  (35,529)                 (837,437)

Net increase (decrease)          471,168                   792,596                 $ 5,346,543

CLASS C Shares sold              381,395                   409,194                 $ 4,284,554

Reinvestment of distributions    1,271                     -                        14,084

Shares redeemed                  (70,607)                  (20,379)                 (800,675)

Net increase (decrease)          312,059                   388,815                 $ 3,497,963

INSTITUTIONAL CLASS Shares       7,949                     90,420                  $ 88,944
sold

Reinvestment of distributions    485                       -                        5,401

Shares redeemed                  (2,388)                   (1,275)                  (27,093)

Net increase (decrease)          6,046                     89,145                  $ 67,252



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999A



CLASS A Shares sold             $ 2,339,996


Reinvestment of distributions    -

Shares redeemed                  (589,404)

Net increase (decrease)         $ 1,750,592

CLASS T Shares sold             $ 12,162,535

Reinvestment of distributions    -

Shares redeemed                  (1,741,383)

Net increase (decrease)         $ 10,421,152

CLASS B Shares sold             $ 8,657,396

Reinvestment of distributions    -

Shares redeemed                  (370,165)

Net increase (decrease)         $ 8,287,231

CLASS C Shares sold             $ 4,276,032

Reinvestment of distributions    -

Shares redeemed                  (217,273)

Net increase (decrease)         $ 4,058,759

INSTITUTIONAL CLASS Shares      $ 925,203
sold

Reinvestment of distributions    -

Shares redeemed                  (13,216)

Net increase (decrease)         $ 911,987


A SHARE TRANSACTIONS ARE FOR THE PERIOD DECEMBER 28, 1998
(COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments
Money Management, Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AAL-SANN-0700  106122
1.721273.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
ASSET ALLOCATION
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  29  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 38  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR ASSET ALLOCATION FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION   4.95%          10.61%       14.92%
- INST CL

Fidelity Adv Asset Allocation   2.68%          8.35%        13.47%
Composite

 S&P 500(registered trademark)  2.90%          10.48%       18.00%

 LB Aggregate Bond              1.38%          2.11%        1.58%

 LB 3 Month T-Bill              2.93%          5.52%        7.54%

Flexible Portfolio Funds        4.51%          8.43%        n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix . To measure how Institutional Class performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 249 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION      10.61%       10.25%
- INST CL

Fidelity Adv Asset Allocation      8.35%        n/a
Composite

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Asset Allocation CL I    70 S&P/25 LBAgg/5 LB 3Mo
S&P 500                     LB Aggregate Bond
             00729                       F0022
SP001                       LB001
  1998/12/28      10000.00                    10000.00
   10000.00                    10000.00
  1998/12/31      10070.00                    10035.77
   10031.66                    10054.20
  1999/01/31      10550.00                    10349.38
   10451.19                    10126.02
  1999/02/28      10210.00                    10080.60
   10126.36                     9949.22
  1999/03/31      10510.00                    10379.06
   10531.52                    10004.42
  1999/04/30      10640.00                    10670.53
   10939.40                    10036.13
  1999/05/31      10390.00                    10472.78
   10681.13                     9947.81
  1999/06/30      10720.00                    10873.32
   11273.93                     9916.04
  1999/07/31      10490.00                    10626.56
   10921.96                     9874.40
  1999/08/31      10460.00                    10590.53
   10867.89                     9869.38
  1999/09/30      10270.00                    10420.44
   10570.00                     9983.91
  1999/10/31      10780.00                    10893.80
   11238.87                    10020.74
  1999/11/30      10950.00                    11050.85
   11467.36                    10020.05
  1999/12/31      11764.28                    11495.66
   12142.79                     9971.73
  2000/01/31      11149.35                    11084.43
   11532.73                     9939.11
  2000/02/29      11532.42                    10973.53
   11314.42                    10059.29
  2000/03/31      12127.19                    11763.73
   12421.31                    10191.73
  2000/04/30      11814.69                    11510.68
   12047.55                    10162.65
  2000/05/31      11492.10                    11347.29
   11800.34                    10157.98
IMATRL PRASUN   SHR__CHT 20000531 20000619 161357 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Institutional Class on December 28, 1998, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $11,492 - a 14.92% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $11,800 - an 18.00% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $10,158 - a 1.58% increase. You can also look at how the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month T-Bill Index according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,347 - a 13.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET
INSTRUMENTS.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

It was the best of times, it was the
worst of times. At least that's how
some investors might describe the
six-month period that ended May 31,
2000. Technology stocks led the
market's narrow advances, soaring
during the first half of the period
as bulls snapped up shares of those
companies expected to fuel the new
economy. The performance disparity
between technology and the broader
market reached an inflection point
in early March, as the tech-laden
NASDAQ set record highs and the
Standard & Poor's 500SM Index
dipped to six-month lows. The tech
bubble burst, though, as the threat
of higher interest rates, coupled
with a sudden loss of confidence in
valuation levels, sent nervous
investors fleeing for stability
elsewhere in the market. The S&P
500, a beneficiary of the mass
migration, recovered its earlier losses
and finished 2.90% higher. The
NASDAQ completed its grueling
six-month round trip up 2.05%.
Three rate hikes levied by the Federal
Reserve Board during the period in
an attempt to cool the economy
made life difficult for bonds as well.
Reflecting the struggle, the Lehman
Brothers Aggregate Bond Index
returned 1.38%. Treasuries managed
to stave off the period's bond malaise,
rallying on the U.S. government's
decision to repurchase long-term
debt and curtail future issuance.
Conversely, the spread sectors -
namely corporate bonds, mortgage
securities and government agencies
- were plagued by deteriorating
technical factors and wider yield
spreads relative to Treasuries.

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Fidelity Advisor Asset Allocation Fund

Q. HOW DID THE FUND PERFORM, DICK?

A. For the six months that ended May 31, 2000, the fund's Institutional Class shares returned 4.95%. For the same period, the Fidelity Advisor Asset Allocation Composite Index returned 2.68%, while the flexible portfolio funds average measured by Lipper Inc. returned 4.51%. For the 12-month period that ended May 31, 2000, the fund's Institutional Class shares returned 10.61%. In comparison, the composite index and Lipper average returned 8.35% and 8.43%, respectively.

Q. HOW DID YOUR ASSET ALLOCATION POSITIONING INFLUENCE PERFORMANCE DURING THE SIX-MONTH PERIOD?

A. The fund benefited from maintaining its emphasis on equities, which outperformed all other asset classes during the period. The fund's neutral allocation mix typically calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term and money market instruments. Given the strong environment for stocks early in the period, the fund's modest overexposure here garnered it an edge over its composite index, while performance fell pretty much in line with its peer group. As stock market conditions deteriorated in the spring, I pared down the fund's equity position to as low as 67% in April from a high of around 75% in December. This move helped shelter us a bit during the market's strong downturn. On the bond front, the decision to allocate much of the subportfolio to high-yield debt proved costly, as the prices of these issues spiraled lower during the period. However, the fund's stake in investment-grade bonds, led by the strong performance of long-dated Treasuries, helped offset some of the weakness in high-yield.

Q. WHAT FACTORS DROVE THE PERFORMANCE OF THE FUND'S EQUITY
SUBPORTFOLIO?

A. Brad Lewis - who directed the fund's equity investments until May 1, 2000, when Tom Sprague took the reins - did a nice job identifying the winners in the fast-moving spaces of technology and wireless communications. Timely trading became almost as important as finding the right names. So, as the market turned against us, Brad astutely took profits in many of the period's leading tech performers, helping the fund lock in returns. In May, with the market refocusing its attention on companies with earnings, Tom continued to scale back on tech, concentrating the position in large, high-quality stocks. Overweighted positions in Texas Instruments, LSI Logic and Applied Materials helped the most, followed by out-of-benchmark stakes in PMC-Sierra, JDS Uniphase and Linear Technology. Selected brokerage stocks, namely Morgan Stanley Dean Witter and Merrill Lynch, also performed well. Given Brad's large-cap value orientation, having exposure to weakness outside of tech hurt, most notably in cyclical - or economically sensitive - stocks such as Ingersoll-Rand and Dow Chemical, as well as drug maker Bristol-Myers Squibb. The fund no longer held a number of these positions at the close of the period.

Q. HOW DID THE BOND PORTION OF THE FUND FARE?

A. High-yield issues languished, as aggressive investors dumped these securities for the more attractive growth found in aggressive equities. Thanks to superior credit selection by Fred Hoff, we managed to limit our losses amid the fall-off in the high-yield market. The scene was markedly different in the investment-grade world, influenced by the U.S. Treasury's announcement in January of its intent to repurchase long-term debt and curtail future issuance. This move sparked a tremendous rally in long-term Treasury bonds. Despite the Federal Reserve Board's actions to raise interest rates during the period, the strong technicals provided by the Treasury buybacks led to a positive return for the investment-grade subportfolio headed by Charlie Morrison.

Q. WHAT ABOUT THE FUND'S SHORT-TERM/MONEY MARKET INVESTMENTS?

A. John Todd stayed the course, focusing mainly on repurchase agreements as an excellent source of liquidity and a safe haven in which to invest assets on a temporary basis. Repurchase agreements, or repos, are short-term securities that the seller agrees to buy back at a specified price and time. As more money comes into the fund, John will look at other types of money market instruments with varying maturities. Shareholders should note that John may choose to invest in a money market mutual fund rather than invest directly in money market securities in the future.

Q. WHAT'S YOUR OUTLOOK?

A. I'm cautious going forward, as the potential for further interest-rate hikes remains a cloud over equity markets. Until this round of tightening is over, investors could continue to migrate from tech to other areas of the market. The fund's subportfolio managers are poised to respond quickly if the economic adjustment can indeed happen with a soft landing.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: maximum total return
over the long term through
investing in stocks, bonds
and short-term and money
market instruments

START DATE: December 28,
1998

SIZE: as of May 31, 2000,
more than $42 million

MANAGER: Richard
Habermann, since inception;
joined Fidelity in 1968

DICK HABERMANN ON
USING DIVERSIFICATION TO
HELP MANAGE RISK:

"This fund practices discipline
when it comes to investing. Over
the years at Fidelity, we found that
we could generate competitive
returns within a controlled risk
framework. Admittedly,
risk-control and diversification
don't usually occupy the minds of
bullish investors.

"As much as some people still don't
like to admit it, investing in equities
is risky business, as evidenced this
past spring. There's always
plenty of risk over the course of a
market cycle, and investors can
lose a lot of money in the process.
We try to manage this risk by taking
a multi-layered investment
strategy. The fund's subportfolio
managers take great care
formulating risk/return strategies
for the fund's underlying
investments, as do I by way of
selecting the fund's ongoing asset
allocation. By building a discipline at
several levels - namely security,
sector and asset class - with a
multi-manager framework, we offer
investors a different approach not
found in many funds."

NOTE TO SHAREHOLDERS:

Effective June 1, 2000, Matthew
Conti assumed responsibility for
managing the fund's high-yield
bond subportfolio.

INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            2.4                     3.1

Cisco Systems, Inc.             2.0                     1.4

Exxon Mobil Corp.               1.8                     1.3

Eli Lilly & Co.                 1.6                     0.0

Fannie Mae                      1.6                     1.8

America Online, Inc.            1.5                     0.7

Intel Corp.                     1.3                     0.7

Linear Technology Corp.         1.3                     0.0

Philip Morris Companies, Inc.   1.2                     0.4

Comverse Technology, Inc.       1.1                     0.0

                                15.8                    9.4

TOP TEN MARKET SECTORS AS OF
MAY 31, 2000

(STOCKS ONLY)                  % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      21.6                    21.2

Finance                         8.4                     10.4

Energy                          6.6                     3.5

Health                          6.6                     8.6

Utilities                       4.8                     8.3

Retail & Wholesale              3.8                     6.0

Industrial Machinery &          3.1                     5.1
Equipment

Media & Leisure                 3.0                     3.2

Durables                        2.5                     3.3

Aerospace & Defense             2.1                     0.6



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                  AS OF NOVEMBER 30, 1999 **

Stock Class                     73%                   Stock Class                           75%

Bond Class                      17%                   Bond Class                            22%

Short-Term Class                10%                   Short-Term Class                       3%

* FOREIGN  INVESTMENTS           6%                   ** FOREIGN INVESTMENTS                 1%

Row: 1, Col: 1, Value: 73.0                           Row: 1, Col: 1, Value: 75.0
Row: 1, Col: 2, Value: 0.0                            Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                            Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 17.0                           Row: 1, Col: 4, Value: 22.0
Row: 1, Col: 5, Value: 0.0                            Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                            Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                            Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 10.0                           Row: 1, Col: 8, Value: 3.0



ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.


INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 67.5%

                                 SHARES                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.1%

AEROSPACE & DEFENSE - 1.1%

Boeing Co.                        4,450                $ 173,828

Northrop Grumman Corp.            1,390                 106,509

United Technologies Corp.         2,790                 168,621

                                                        448,958

SHIP BUILDING & REPAIR - 1.0%

General Dynamics Corp.            7,310                 431,747

TOTAL AEROSPACE & DEFENSE                               880,705

BASIC INDUSTRIES - 1.9%

CHEMICALS & PLASTICS - 0.5%

Avery Dennison Corp.              920                   56,350

Union Carbide Corp.               3,240                 177,188

                                                        233,538

IRON & STEEL - 0.5%

Allegheny Technologies, Inc.      9,260                 208,929

METALS & MINING - 0.9%

Alcoa, Inc.                       2,910                 170,053

Falconbridge Ltd.                 8,920                 128,152

Martin Marietta Materials,        1,060                 51,874
Inc.

Phelps Dodge Corp.                370                   16,604

                                                        366,683

TOTAL BASIC INDUSTRIES                                  809,150

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.1%

Vulcan Materials Co.              720                   33,660

CONSTRUCTION - 0.2%

Centex Corp.                      4,600                 95,450

ENGINEERING - 0.2%

Fluor Corp.                       3,020                 98,150

TOTAL CONSTRUCTION & REAL                               227,260
ESTATE

DURABLES - 2.5%

AUTOS, TIRES, & ACCESSORIES -
0.3%

Danaher Corp.                     2,430                 117,096

CONSUMER DURABLES - 0.3%

Minnesota Mining &                1,330                 114,048
Manufacturing Co.

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

DURABLES - CONTINUED

CONSUMER ELECTRONICS - 0.9%

Black & Decker Corp.              3,330                $ 121,545

Pioneer Corp.                     6,000                 183,151

Sony Corp.                        900                   82,069

                                                        386,765

HOME FURNISHINGS - 0.6%

Herman Miller, Inc.               5,020                 135,540

Leggett & Platt, Inc.             7,280                 146,055

                                                        281,595

TEXTILES & APPAREL - 0.4%

Liz Claiborne, Inc.               2,300                 90,419

Shaw Industries, Inc.             5,190                 72,336

                                                        162,755

TOTAL DURABLES                                          1,062,259

ENERGY - 6.6%

ENERGY SERVICES - 2.3%

Baker Hughes, Inc.                6,250                 226,563

BJ Services Co. (a)               1,410                 100,991

ENSCO International, Inc.         4,600                 160,713

Halliburton Co.                   5,420                 276,420

Schlumberger Ltd. (NY Shares)     440                   32,368

Transocean Sedco Forex, Inc.      3,190                 156,908

                                                        953,963

OIL & GAS - 4.3%

Anadarko Petroleum Corp.          2,970                 157,596

Apache Corp.                      4,630                 281,851

BP Amoco PLC sponsored ADR        2,585                 140,559

Conoco, Inc. Class B              3,840                 109,440

Exxon Mobil Corp.                 9,310                 775,639

Tosco Corp.                       3,240                 99,225

TotalFinaElf SA sponsored ADR     3,150                 248,653

                                                        1,812,963

TOTAL ENERGY                                            2,766,926

FINANCE - 8.4%

BANKS - 0.8%

Bank of America Corp.             1,000                 55,563

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Bank of New York Co., Inc.        3,590                $ 168,506

Northern Trust Corp.              1,570                 103,326

                                                        327,395

CREDIT & OTHER FINANCE - 2.0%

American Express Co.              6,410                 344,938

Citigroup, Inc.                   6,340                 394,269

Household International, Inc.     1,830                 86,010

                                                        825,217

FEDERAL SPONSORED CREDIT - 1.8%

Fannie Mae                        10,950                658,369

Freddie Mac                       2,250                 100,125

                                                        758,494

INSURANCE - 3.1%

AFLAC, Inc.                       5,480                 283,248

AMBAC Financial Group, Inc.       5,290                 266,484

American International Group,     2,680                 301,668
Inc.

CIGNA Corp.                       3,000                 266,438

MetLife, Inc.                     1,200                 24,600

UnumProvident Corp.               3,500                 79,406

XL Capital Ltd. Class A           1,460                 86,870

                                                        1,308,714

SECURITIES INDUSTRY - 0.7%

Charles Schwab Corp.              3,525                 101,344

Daiwa Securities Group, Inc.      6,000                 72,926

Morgan Stanley Dean Witter &      1,640                 117,978
Co.

                                                        292,248

TOTAL FINANCE                                           3,512,068

HEALTH - 6.6%

DRUGS & PHARMACEUTICALS - 4.6%

Abgenix, Inc. (a)                 800                   63,200

Bristol-Myers Squibb Co.          4,000                 220,250

Celgene Corp. (a)                 3,900                 143,325

Eli Lilly & Co.                   9,010                 685,886

Genentech, Inc.                   630                   67,646

Merck & Co., Inc.                 1,360                 101,490

PE Corp. - Celera Genomics        660                   36,713
Group (a)

Protein Design Labs, Inc. (a)     1,040                 110,890

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Schering-Plough Corp.             3,970                $ 192,049

Warner-Lambert Co.                2,570                 313,861

                                                        1,935,310

MEDICAL EQUIPMENT & SUPPLIES
- 1.9%

Cardinal Health, Inc.             3,740                 242,633

Johnson & Johnson                 1,780                 159,310

Medtronic, Inc.                   7,010                 361,891

Omnicare, Inc.                    1,820                 30,030

                                                        793,864

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Express Scripts, Inc. Class A     630                   33,784
(a)

TOTAL HEALTH                                            2,762,958

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.1%

ELECTRICAL EQUIPMENT - 2.7%

General Electric Co.              19,570                1,029,846

Harris Corp.                      880                   26,895

Pinnacle Systems (a)              3,010                 72,240

                                                        1,128,981

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

Caterpillar, Inc.                 4,290                 164,093

TOTAL INDUSTRIAL MACHINERY &                            1,293,074
EQUIPMENT

MEDIA & LEISURE - 2.9%

BROADCASTING - 0.9%

Clear Channel Communications,     2,180                 163,228
Inc. (a)

Comcast Corp. Class A             5,500                 208,313
(special) (a)

                                                        371,541

ENTERTAINMENT - 1.3%

Mandalay Resort Group (a)         1,500                 31,781

MGM Grand, Inc.                   1,700                 55,250

Viacom, Inc. Class B              6,704                 415,648
(non-vtg.) (a)

Walt Disney Co.                   1,700                 71,719

                                                        574,398

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.7%

Brinker International, Inc.       3,970                $ 112,401
(a)

Darden Restaurants, Inc.          10,110                173,766

                                                        286,167

TOTAL MEDIA & LEISURE                                   1,232,106

NONDURABLES - 1.9%

FOODS - 0.4%

Keebler Foods Co.                 2,130                 77,213

Quaker Oats Co.                   1,020                 75,034

                                                        152,247

HOUSEHOLD PRODUCTS - 0.3%

Avon Products, Inc.               3,470                 143,354

TOBACCO - 1.2%

Philip Morris Companies, Inc.     19,630                512,834

TOTAL NONDURABLES                                       808,435

RETAIL & WHOLESALE - 3.8%

DRUG STORES - 0.9%

Walgreen Co.                      13,930                395,264

GENERAL MERCHANDISE STORES -
1.5%

Costco Wholesale Corp. (a)        1,080                 34,492

Dollar Tree Stores, Inc. (a)      3,450                 205,275

Wal-Mart Stores, Inc.             6,770                 390,121

                                                        629,888

GROCERY STORES - 0.6%

Safeway, Inc. (a)                 5,020                 231,548

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.8%

Best Buy Co., Inc. (a)            2,870                 183,680

Home Depot, Inc.                  2,925                 142,777

                                                        326,457

TOTAL RETAIL & WHOLESALE                                1,583,157

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

SERVICES - 0.6%

ADVERTISING - 0.5%

DoubleClick, Inc. (a)             750                  $ 31,688

Omnicom Group, Inc.               2,070                 173,751

                                                        205,439

SERVICES - 0.1%

Ecolab, Inc.                      1,240                 47,430

TOTAL SERVICES                                          252,869

TECHNOLOGY - 21.6%

COMMUNICATIONS EQUIPMENT - 5.2%

Ciena Corp. (a)                   300                   35,906

Cisco Systems, Inc. (a)           14,500                825,594

Comverse Technology, Inc. (a)     5,230                 477,891

Corning, Inc.                     1,200                 232,125

Lucent Technologies, Inc.         2,220                 127,373

Nokia AB sponsored ADR            3,420                 177,840

Nortel Networks Corp.             5,580                 297,364

                                                        2,174,093

COMPUTER SERVICES & SOFTWARE
- 5.7%

America Online, Inc. (a)          11,540                611,620

Ariba, Inc.                       970                   50,561

Automatic Data Processing,        3,380                 185,689
Inc.

BEA Systems, Inc. (a)             300                   10,838

eBay, Inc. (a)                    940                   58,809

Electronic Data Systems Corp.     6,860                 441,184

Exodus Communications, Inc.       1,040                 73,385
(a)

i2 Technologies, Inc. (a)         220                   23,403

Inktomi Corp. (a)                 90                    10,046

Intuit, Inc. (a)                  1,280                 46,400

Microsoft Corp. (a)               5,680                 355,355

Oracle Corp. (a)                  4,580                 329,188

VeriSign, Inc. (a)                480                   64,980

VERITAS Software Corp. (a)        1,320                 153,780

                                                        2,415,238

COMPUTERS & OFFICE EQUIPMENT
- 4.7%

Brocade Communications            1,150                 135,628
Systems, Inc.

CDW Computer Centers, Inc. (a)    1,050                 122,834

Compaq Computer Corp.             1,900                 49,875

Dell Computer Corp. (a)           2,340                 100,913

EMC Corp. (a)                     3,330                 387,321

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Gateway, Inc. (a)                 4,270                $ 211,365

Hewlett-Packard Co.               1,100                 132,138

International Business            220                   23,609
Machines Corp.

Lexmark International Group,      1,960                 136,710
Inc. Class A (a)

Pitney Bowes, Inc.                1,430                 62,205

SCI Systems, Inc. (a)             4,310                 193,950

Sun Microsystems, Inc. (a)        1,760                 134,860

Symbol Technologies, Inc.         5,160                 227,363

Tech Data Corp. (a)               1,280                 48,080

                                                        1,966,851

ELECTRONIC INSTRUMENTS - 0.5%

Beckman Coulter, Inc.             500                   30,063

KLA-Tencor Corp. (a)              1,740                 86,239

Tektronix, Inc.                   1,100                 58,850

Thermo Electron Corp. (a)         2,930                 54,388

                                                        229,540

ELECTRONICS - 5.5%

Altera Corp. (a)                  1,630                 139,976

Analog Devices, Inc. (a)          1,480                 113,960

Flextronics International         3,050                 166,034
Ltd. (a)

Intel Corp.                       4,440                 553,613

JDS Uniphase Corp. (a)            2,690                 236,720

Linear Technology Corp.           9,310                 549,872

Micron Technology, Inc. (a)       1,900                 132,881

Sanmina Corp. (a)                 2,080                 132,340

Texas Instruments, Inc.           840                   60,690

Tyco International Ltd.           3,820                 179,779

Xilinx, Inc. (a)                  600                   45,675

                                                        2,311,540

TOTAL TECHNOLOGY                                        9,097,262

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.5%

AMR Corp.                         3,050                 86,925

Southwest Airlines Co.            6,250                 119,922

                                                        206,847

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

TRUCKING & FREIGHT - 0.4%

Expeditors International of       4,320                $ 175,230
Washington, Inc.

TOTAL TRANSPORTATION                                    382,077

UTILITIES - 4.1%

CELLULAR - 2.8%

China Telecom (Hong Kong)         20,000                147,000
Ltd. (a)

Nextel Communications, Inc.       2,790                 258,424
Class A (a)

Sprint Corp. - PCS Group          6,830                 379,065
Series 1 (a)

Vodafone AirTouch PLC             3,310                 151,639
sponsored ADR

VoiceStream Wireless Corp. (a)    1,950                 223,275

                                                        1,159,403

ELECTRIC UTILITY - 0.7%

AES Corp. (a)                     3,470                 302,758

TELEPHONE SERVICES - 0.6%

AT&T Corp.                        3,360                 116,550

Metromedia Fiber Network,         4,950                 153,141
Inc. Class A (a)

Ono Finance PLC rights            20                    200
5/31/09 (a)(f)

Pathnet, Inc. warrants            35                    350
4/15/08 (a)(f)

                                                        270,241

TOTAL UTILITIES                                         1,732,402

TOTAL COMMON STOCKS                                     28,402,708
(Cost $27,535,375)

NONCONVERTIBLE PREFERRED
STOCKS - 0.8%



MEDIA & LEISURE - 0.1%

BROADCASTING - 0.1%

CSC Holdings, Inc. 11.125%        137                   14,454
pay-in-kind

Sinclair Capital 11.625%          101                   9,141

                                                        23,595

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.0%

PRIMEDIA, Inc.:

$9.20                             16                   $ 1,376

8.625%                            5                     425

                                                        1,801

TOTAL MEDIA & LEISURE                                   25,396

UTILITIES - 0.7%

CELLULAR - 0.3%

Crown Castle International        29                    28,420
Corp. 12.75% pay-in-kind

Nextel Communications, Inc.:

11.125% pay-in-kind               102                   92,310

Series D, 13% pay-in-kind         11                    11,110

                                                        131,840

TELEPHONE SERVICES - 0.4%

Adelphia Business Solution,       27                    24,570
Inc. 12.875% pay-in-kind

Intermedia Communications,        11                    10,230
Inc. 13.5% pay-in-kind

IXC Communications, Inc.          51                    51,510
12.5% pay-in-kind

NEXTLINK Communications, Inc.     848                   41,552
14% pay-in-kind

WinStar Communications, Inc.      40                    56,000
14.25% (a)

                                                        183,862

TOTAL UTILITIES                                         315,702

TOTAL NONCONVERTIBLE                                    341,098
PREFERRED STOCKS
(Cost $320,845)


CORPORATE BONDS - 13.5%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.4%

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Tenet Healthcare Corp. 6%         B1        $ 40,000                       31,600
12/1/05

Total Renal Care Holdings,        B3         30,000                        18,450
Inc. 7% 5/15/09 (f)

                                                                           50,050

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

CONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - 0.2%

LODGING & GAMING - 0.2%

Hilton Hotels Corp. 5% 5/15/06    Ba2       $ 90,000                      $ 68,738

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3         10,000                        8,600
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.1%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Sunglass Hut International,       B3         30,000                        21,300
Inc. 5.25% 6/15/03

TOTAL CONVERTIBLE BONDS                                                    148,688

NONCONVERTIBLE BONDS - 13.1%

AEROSPACE & DEFENSE - 0.0%

SHIP BUILDING & REPAIR - 0.0%

Newport News Shipbuilding,        Ba3        20,000                        19,600
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 1.5%

CHEMICALS & PLASTICS - 0.7%

Acetex Corp. yankee 9.75%         B3         70,000                        64,400
10/1/03

Huntsman Corp. 9.5% 7/1/07 (f)    B2         70,000                        63,000

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3        10,000                        9,650

9.875% 5/1/07                     Ba3        100,000                       96,500

10.875% 5/1/09                    B2         55,000                        53,075

Sterling Chemicals, Inc.          Caa3       35,000                        28,175
11.75% 8/15/06

                                                                           314,800

METALS & MINING - 0.3%

Kaiser Aluminum & Chemical
Corp.:

9.875% 2/15/02                    B1         55,000                        52,250

12.75% 2/1/03                     B3         60,000                        54,300

                                                                           106,550

PACKAGING & CONTAINERS - 0.4%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       90,000                        74,475

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PACKAGING & CONTAINERS -
CONTINUED

Gaylord Container Corp.: -
continued

9.75% 6/15/07                     Caa1      $ 65,000                      $ 55,088

Packaging Corp. of America        B2         50,000                        49,000
9.625% 4/1/09

                                                                           178,563

PAPER & FOREST PRODUCTS - 0.1%

Doman Industries Ltd. yankee      Caa1       50,000                        39,750
8.75% 3/15/04

TOTAL BASIC INDUSTRIES                                                     639,663

CONSTRUCTION & REAL ESTATE -
0.3%

CONSTRUCTION - 0.2%

Blount, Inc. 13% 8/1/09           B3         50,000                        48,375

Lennar Corp. 9.95% 5/1/10 (f)     Ba1        5,000                         4,750

                                                                           53,125

ENGINEERING - 0.0%

Anteon Corp. 12% 5/15/09          B3         10,000                        8,750

REAL ESTATE - 0.1%

LNR Property Corp. 9.375%         B1         50,000                        42,875
3/15/08

TOTAL CONSTRUCTION & REAL                                                  104,750
ESTATE

DURABLES - 0.0%

TEXTILES & APPAREL - 0.0%

Polymer Group, Inc. 9% 7/1/07     B2         10,000                        8,200

ENERGY - 0.4%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         35,000                        31,150
9.625% 5/15/08

ENERGY SERVICES - 0.1%

R&B Falcon Corp. 6.5% 4/15/03     Ba3        40,000                        37,000

RBF Finance Co. 11% 3/15/06       Ba3        10,000                        10,600

                                                                           47,600

OIL & GAS - 0.2%

Chesapeake Energy Corp.           B2         85,000                        81,175
9.625% 5/1/05

TOTAL ENERGY                                                               159,925

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.2%

AMRESCO, Inc. 10% 3/15/04         Caa3      $ 10,000                      $ 5,200

Details Capital Corp. 0%          Caa1       5,000                         3,150
11/15/07 (e)

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        5,000                         3,600

7.6% 8/1/07                       Ba2        20,000                        11,600

7.875% 8/1/03                     Ba2        50,000                        34,000

Venetian Casino Resort            Caa1       10,000                        9,700
LLC/Las Vegas Sands, Inc.
12.25% 11/15/04

                                                                           67,250

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Fountain View, Inc. 11.25%        Caa1       50,000                        23,000
4/15/08

Tenet Healthcare Corp. 8.625%     Ba3        70,000                        64,750
1/15/07

Unilab Corp. 12.75% 10/1/09       B3         40,000                        40,800

                                                                           128,550

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Dunlop Standard Aero Holdings     B3         20,000                        19,300
PLC 11.875% 5/15/09

Tenneco Automotive, Inc.          B2         55,000                        51,150
11.625% 10/15/09

                                                                           70,450

POLLUTION CONTROL - 0.4%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        10,000                        8,900

7.625% 1/1/06                     Ba2        10,000                        8,600

10% 8/1/09                        B2         190,000                       150,100

Browning-Ferris Industries,       Ba3        20,000                        14,800
Inc. 6.375% 1/15/08

                                                                           182,400

TOTAL INDUSTRIAL MACHINERY &                                               252,850
EQUIPMENT

MEDIA & LEISURE - 3.4%

BROADCASTING - 2.8%

Adelphia Communications Corp.     B1         75,000                        69,938
9.875% 3/1/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Ascent Entertainment Group,       Ba1       $ 20,000                      $ 16,200
Inc. 0% 12/15/04 (e)

Chancellor Media Corp.:

8.125% 12/15/07                   B1         50,000                        49,625

9% 10/1/08                        B1         15,000                        15,263

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

8.625% 4/1/09                     B2         10,000                        8,350

10% 4/1/09 (f)                    B2         55,000                        50,463

Citadel Broadcasting Co.          B3         20,000                        19,650
10.25% 7/1/07

Comcast UK Cable Partners         B2         50,000                        47,000
Ltd. 0% 11/15/07 (e)

Diamond Cable Communications      B3         115,000                       86,825
PLC 0% 2/15/07 (e)

Earthwatch, Inc. 0% 7/15/07       -          20,000                        12,800
unit (e)(f)

EchoStar DBS Corp. 9.25%          B2         85,000                        79,900
2/1/06

Fox Family Worldwide, Inc.        B1         50,000                        42,250
9.25% 11/1/07

FrontierVision Holdings           B1         55,000                        46,750
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (e)

FrontierVision Holdings           Caa1       10,000                        8,500
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(e)

FrontierVision Operating          B1         20,000                        20,600
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky DBS, Inc. 0%           Caa1       50,000                        33,500
3/1/07 (e)

Golden Sky Systems, Inc.          B3         30,000                        32,850
12.375% 8/1/06

Knology Holding, Inc. 0%          -          38,000                        21,280
10/15/07 (e)

NorthPoint Communication          Caa1       125,000                       107,500
Holdings, Inc. 12.875%
2/15/10 (f)

Olympus Communications            B1         50,000                        48,500
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3         75,000                        71,625
9.625% 10/15/05

Telewest PLC 0% 10/1/07 (e)       B1         80,000                        75,200

United International              B3         70,000                        41,300
Holdings, Inc. 0% 2/15/08 (e)

United Pan-Europe
Communications NV:

0% 2/1/10 (e)(f)                  B2         245,000                       105,350

10.875% 8/1/09                    B2         99,000                        83,160

                                                                           1,194,379

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.1%

Bally Total Fitness Holding       B3        $ 43,000                      $ 38,270
Corp. 9.875% 10/15/07

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa2       30,000                        10,800

9.5% 6/1/08                       Caa2       30,000                        12,000

                                                                           61,070

LODGING & GAMING - 0.2%

Courtyard by Marriott II          B-         20,000                        19,400
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc. 7.875%       Ba2        10,000                        8,875
8/1/05

Hollywood Casino Corp. 11.25%     B3         30,000                        30,150
5/1/07

Host Marriott LP 8.375%           Ba2        40,000                        36,200
2/15/06

                                                                           94,625

PUBLISHING - 0.1%

Garden State Newspapers, Inc.     B1         25,000                        21,688
Series B, 8.75% 10/1/09

RESTAURANTS - 0.2%

Domino's, Inc. 10.375% 1/15/09    B3         70,000                        63,875

NE Restaurant, Inc. 10.75%        B3         10,000                        7,650
7/15/08

                                                                           71,525

TOTAL MEDIA & LEISURE                                                      1,443,287

RETAIL & WHOLESALE - 0.1%

GROCERY STORES - 0.1%

Pathmark Stores, Inc. 9.625%      Caa3       50,000                        35,000
5/1/03 (d)

Pueblo Xtra International,        B3         10,000                        4,700
Inc., 9.5% 8/1/03

                                                                           39,700

SERVICES - 0.1%

La Petite Academy, Inc./La        B3         50,000                        26,500
Petite Academy Holding Co.
10% 5/15/08

TECHNOLOGY - 1.8%

COMPUTER SERVICES & SOFTWARE
- 1.3%

Amazon.com, Inc. 0% 5/1/08 (e)    Caa1       35,000                        19,950

Concentric Network Corp.          B-         35,000                        35,875
12.75% 12/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Covad Communications Group,
Inc.:

0% 3/15/08 (e)                    B3        $ 35,000                      $ 21,350

12% 2/15/10 (f)                   B3         85,000                        78,200

12.5% 2/15/09                     B3         12,000                        11,280

Exodus Communications, Inc.:

10.75% 12/15/09                   B-         40,000                        39,400

11.25% 7/1/08                     B-         175,000                       175,875

PSINet, Inc.:

10.5% 12/1/06                     B3         145,000                       126,150

11% 8/1/09                        B3         35,000                        30,450

Verio, Inc. 10.375% 4/1/05        B3         1,000                         1,060

                                                                           539,590

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Globix Corp. 12.5% 2/1/10         -          35,000                        29,400

ELECTRONIC INSTRUMENTS - 0.1%

Telecommunications Techniques     B3         50,000                        45,500
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.4%

ChipPAC International Ltd.        B3         50,000                        52,125
12.75% 8/1/09

Details, Inc. 10% 11/15/05        B3         30,000                        27,825

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B2         5,000                         4,888

10.375% 10/1/07                   B3         26,000                        25,740

SCG Holding                       B2         25,000                        26,250
Corp./Semiconductor
Components Industries LLC
12% 8/1/09

Viasystems, Inc. 9.75% 6/1/07     B3         30,000                        25,500

                                                                           162,328

TOTAL TECHNOLOGY                                                           776,818

TRANSPORTATION - 0.1%

AIR TRANSPORTATION - 0.1%

Atlas Air, Inc. 9.25% 4/15/08     B2         30,000                        27,975

UTILITIES - 4.3%

CELLULAR - 1.3%

Leap Wireless International,      Caa2       5,000                         4,600
Inc. 12.5% 4/15/10 unit (f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

McCaw International Ltd. 0%       Caa1      $ 26,000                      $ 18,330
4/15/07 (e)

Millicom International            Caa1       105,000                       87,675
Cellular SA 0% 6/1/06 (e)

Nextel Communications, Inc.:

0% 10/31/07 (e)                   B1         445,000                       315,950

9.375% 11/15/09                   B1         45,000                        42,188

Nextel International, Inc. 0%     Caa1       40,000                        24,200
4/15/08 (e)

Voicestream Wireless              B2         40,000                        40,900
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09

                                                                           533,843

TELEPHONE SERVICES - 3.0%

Allegiance Telecom, Inc. 0%       B3         60,000                        42,300
2/15/08 (e)

FirstWorld Communications,        -          55,000                        24,888
Inc. 0% 4/15/08 (e)

Focal Communications Corp. 0%     B3         85,000                        53,975
2/15/08 (e)

Global Crossing Holdings Ltd.     Ba2        10,000                        9,375
9.125% 11/15/06

Globenet Communication Group      Caa1       115,000                       116,150
Ltd. 13% 7/15/07

Hyperion Telecommunications,      Caa1       95,000                        92,625
Inc. 12% 11/1/07

ICG Holdings, Inc.:

0% 9/15/05 (e)                    B3         30,000                        28,350

0% 5/1/06 (e)                     B3         10,000                        8,100

Intermedia Communications,
Inc.:

0% 7/15/07 (e)                    B2         30,000                        22,050

0% 3/1/09 (e)                     B3         50,000                        27,750

KMC Telecom Holdings, Inc.        Caa2       20,000                        17,200
13.5% 5/15/09

Level 3 Communications, Inc.:

9.125% 5/1/08                     B3         132,000                       113,850

11% 3/15/08 (f)                   B3         10,000                        9,550

McLeodUSA, Inc.:

0% 3/1/07 (e)                     B1         165,000                       130,350

9.5% 11/1/08                      B1         75,000                        71,250

Metromedia Fiber Network,         B2         20,000                        18,800
Inc. 10% 12/15/09

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B2         55,000                        49,775

10.5% 12/1/09 (f)                 B2         80,000                        75,200

Ono Finance PLC 13% 5/1/09        Caa1       25,000                        24,500

Pathnet, Inc. 12.25% 4/15/08      -          35,000                        20,300

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Rhythms NetConnections, Inc.:

0% 5/15/08 (e)                    B3        $ 85,000                      $ 38,250

12.75% 4/15/09                    B3         70,000                        55,300

Teligent, Inc.:

0% 3/1/08 (e)                     Caa1       45,000                        20,250

11.5% 12/1/07                     Caa1       55,000                        41,250

WinStar Communications, Inc.:

0% 4/15/10 (e)(f)                 B3         91,000                        38,903

12.75% 4/15/10 (f)                B3         134,000                       123,615

Worldwide Fiber, Inc. 12%         B3         10,000                        9,300
8/1/09

                                                                           1,283,206

TOTAL UTILITIES                                                            1,817,049

TOTAL NONCONVERTIBLE BONDS                                                 5,512,117

TOTAL CORPORATE BONDS                                                      5,660,805
(Cost $6,040,977)

U.S. TREASURY OBLIGATIONS -
5.9%



U.S. Treasury Bills, yield at     -          175,000                       173,108
date of purchase 5.81% to
6.02% 8/10/00 to 8/17/00 (g)

U.S. Treasury Bond Contracts:

6.875% 8/15/25                    Aaa        76,000                        81,261

7.625% 2/15/25                    Aaa        47,000                        54,564

8.125% 8/15/19                    Aaa        380,000                       451,486

8.875% 8/15/17                    Aaa        95,000                        118,972

9.875% 11/15/15                   Aaa        10,000                        13,319

U.S. Treasury Notes:

4.75% 11/15/08                    Aaa        457,000                       407,443

5.875% 11/15/04                   Aaa        461,000                       448,180

6.625% 6/30/01                    Aaa        756,000                       754,821

TOTAL U.S. TREASURY OBLIGATIONS                                            2,503,154
(Cost $2,515,188)


CASH EQUIVALENTS - 12.6%

                              MATURITY AMOUNT                VALUE (NOTE 1)

Investments in repurchase     $ 135,025                      $ 135,000
agreements (U.S. Government
Obligations), in a joint
trading account at 6.56%,
dated 5/31/00 due 6/1/00

                              SHARES

Taxable Central Cash Fund,     5,191,433                      5,191,433
6.37% (c)

TOTAL CASH EQUIVALENTS                                        5,326,433
(Cost $5,326,433)

TOTAL INVESTMENT PORTFOLIO -                                  42,234,198
100.3%
(Cost $41,738,818)

NET OTHER ASSETS - (0.3)%                                     (142,856)

NET ASSETS - 100%                                           $ 42,091,342


FUTURES CONTRACTS

                                 EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

5 S&P 500 Stock Index Contracts  June 2000            $ 1,777,750                          $ (13,618)

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 4.2%


LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $692,931 or 1.6% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $173,108.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS       S&P RATINGS

Aaa, Aa, A    5.5%    AAA, AA, A    5.5%

Baa           0.0%    BBB           0.0%

Ba            1.1%    BB            1.0%

B             9.2%    B             10.7%

Caa           2.2%    CCC           1.3%

Ca, C         0.0%    CC, C         0.0%

                      D             0.1%

The percentage not rated by Moody's or S&P amounted to 0.3%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $42,030,474. Net unrealized appreciation aggregated $203,724, of which $2,232,050 related to appreciated investment securities and $2,028,326 related to depreciated investment securities.

At November 30, 1999, the fund had a capital loss carryforward of approximately $353,000 all of which will expire on November 30, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 42,234,198
value (including repurchase
agreements of $135,000)
(cost $41,738,818) -  See
accompanying schedule

Cash                                        932

Receivable for investments                  592,416
sold

Receivable for fund shares                  176,322
sold

Dividends receivable                        23,276

Interest receivable                         189,410

 TOTAL ASSETS                               43,216,554

LIABILITIES

Payable for investments         $ 951,194
purchased

Payable for fund shares          91,053
redeemed

Accrued management fee           19,435

Distribution fees payable        24,673

Payable for daily variation      6,250
on futures contracts

Other payables and accrued       32,607
expenses

 TOTAL LIABILITIES                          1,125,212

NET ASSETS                                 $ 42,091,342

Net Assets consist of:

Paid in capital                            $ 40,027,005

Undistributed net investment                147,474
income

Accumulated undistributed net               1,435,101
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 481,762
(depreciation) on investments

NET ASSETS                                 $ 42,091,342

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $11.37
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,509,797 (divided by)
220,692 shares)

Maximum offering price per         $12.06
share (100/94.25 of $11.37)

CLASS T: NET ASSET VALUE and       $11.35
redemption price per share
($16,307,169 (divided by)
1,437,361 shares)

Maximum offering price per         $11.76
share (100/96.50 of $11.35)

CLASS B: NET ASSET VALUE and       $11.30
offering price per share
($14,278,420 (divided by)
1,263,764 shares) A

CLASS C: NET ASSET VALUE and       $11.29
offering price per share
($7,910,965 (divided by)
700,874 shares) A

INSTITUTIONAL CLASS: NET           $11.40
ASSET VALUE, offering price
and redemption price   per
share ($1,084,991 (divided
by) 95,191 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                              SIX MONTHS ENDED MAY 31,
                                      2000 (UNAUDITED)

INVESTMENT INCOME                            $ 123,121
Dividends

Interest                                      412,331

 TOTAL INCOME                                 535,452

EXPENSES

Management fee                   $ 99,379

Transfer agent fees               38,646

Distribution fees                 124,304

Accounting fees and expenses      30,133

Non-interested trustees'          49
compensation

Custodian fees and expenses       16,926

Registration fees                 39,021

Audit                             10,093

Legal                             60

Miscellaneous                     608

 Total expenses before            359,219
reductions

 Expense reductions               (3,856)     355,363

NET INVESTMENT INCOME                         180,089

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,858,018

 Foreign currency transactions    (2,606)

 Futures contracts                (30,536)    1,824,876

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (787,321)

 Futures contracts                (13,618)    (800,939)

NET GAIN (LOSS)                               1,023,937

NET INCREASE (DECREASE) IN                   $ 1,204,026
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 2000  DECEMBER 28, 1998
                               (UNAUDITED)                    (COMMENCEMENT OF OPERATIONS)
                                                              TO NOVEMBER 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 180,089                      $ 111,241
income

 Net realized gain (loss)       1,824,876                      (389,248)

 Change in net unrealized       (800,939)                      1,282,701
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,204,026                      1,004,694
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (132,508)                      -
from net investment income

Share transactions - net        14,585,409                     25,429,721
increase (decrease)

  TOTAL INCREASE (DECREASE)     15,656,927                     26,434,415
IN NET ASSETS

NET ASSETS

 Beginning of period            26,434,415                     -

 End of period (including      $ 42,091,342                   $ 26,434,415
undistributed net investment
income of $147,474 and
$100,719, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  NOVEMBER 30,

                                 (UNAUDITED)                    1999 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.92                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .08                            .12

Net realized and unrealized       .44                            .80
gain (loss)

Total from investment             .52                            .92
operations

Less Distributions

From net investment income        (.07)                          -

Net asset value, end of period   $ 11.37                        $ 10.92

TOTAL RETURN B, C                 4.78%                          9.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,510                        $ 1,819
(000 omitted)

Ratio of expenses to average      1.69%A                         1.75% A, F
net assets

Ratio of expenses to average      1.66% A, G                     1.74% A, G
net assets after  expense
reductions

Ratio of net investment           1.46%A                         1.24%A
income to average net assets

Portfolio turnover                305%A                          115%A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  NOVEMBER 30,

                                 (UNAUDITED)                    1999 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.89                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .07                            .10

Net realized and unrealized       .45                            .79
gain (loss)

Total from investment             .52                            .89
operations

Less Distributions

From net investment income        (.06)                          -

Net asset value, end of period   $ 11.35                        $ 10.89

TOTAL RETURN B, C                 4.79%                          8.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 16,307                       $ 10,819
(000 omitted)

Ratio of expenses to average      1.87% A                        2.00% A, F
net assets

Ratio of expenses to average      1.84%A, G                      1.99%A, G
net assets after  expense
reductions

Ratio of net investment           1.28% A                        .99% A
income to average net assets

Portfolio turnover                305% A                         115% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.85                        $ 10.00
period

Income from Investment
Operations

Net investment incomeD            .04                            .05

Net realized and unrealized       .45                            .80
gain (loss)

Total from investment             .49                            .85
operations

Less Distributions

From net investment income        (.04)                          -

Net asset value, end of period   $ 11.30                        $ 10.85

TOTAL RETURN B, C                 4.52%                          8.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,278                       $ 8,603
(000 omitted)

Ratio of expenses to average      2.38% A                        2.50% A, F
net assets

Ratio of expenses to average      2.36% A, G                     2.49% A, G
net assets after  expense
reductions

Ratio of net investment           .77% A                         .49% A
income to average net assets

Portfolio turnover                305% A                         115% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.85                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .04                            .05

Net realized and unrealized       .44                            .80
gain (loss)

Total from investment             .48                            .85
operations

Less Distributions

From net investment income        (.04)                          -

Net asset value, end of period   $ 11.29                        $ 10.85

TOTAL RETURN B, C                 4.43%                          8.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,911                        $ 4,217
(000 omitted)

Ratio of expenses to average      2.38% A                        2.50% A, F
net assets

Ratio of expenses to average      2.35% A, G                     2.49% A, G
net assets after  expense
reductions

Ratio of net investment           .77% A                         .49% A
income to average net assets

Portfolio turnover                305% A                         115% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.95                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .10                            .14

Net realized and unrealized       .44                            .81
gain (loss)

Total from investment             .54                            .95
operations

Less Distributions

From net investment income        (.09)                          -

Net asset value, end of period   $ 11.40                        $ 10.95

TOTAL RETURN B, C                 4.95%                          9.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,085                        $ 976
(000 omitted)

Ratio of expenses to average      1.37% A                        1.50% A, F
net assets

Ratio of expenses to average      1.35% A, G                     1.49% A, G
net assets after  expense
reductions

Ratio of net investment           1.78% A                        1.49% A
income to average net assets

Portfolio turnover                305% A                         115% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends and losses deferred due to wash sales transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS - CONTINUED

Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $58,103,807 and $48,192,992, respectively, of which U.S. government and government agency obligations aggregated $970,719 and $953,345, respectively.

The market value of futures contracts opened and closed during the period amounted to $2,847,136 and $1,025,232, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 2,734      $ 851

CLASS T    35,038       1,557

CLASS B    57,459       43,857

CLASS C    29,073       21,701

          $ 124,304    $ 67,966

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 14,303     $ 4,122

CLASS T    38,700       8,986

CLASS B    5,574        5,574*

CLASS C    2,646        2,646*

          $ 61,223     $ 21,328

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 3,142   .29*

CLASS T                 15,068   .22*

CLASS B                 12,853   .23*

CLASS C                 6,431    .22*

INSTITUTIONAL CLASS     1,152    .23*

                       $ 38,646

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,455 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,804 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $52 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 8% of the total outstanding shares of the fund.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

          SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,

                            2000       1999A

FROM NET INVESTMENT INCOME

Class A                     $ 11,898   $ -

Class T                      63,358     -

Class B                      32,251     -

Class C                      16,978     -

Institutional Class          8,023      -

Total                       $ 132,508  $ -

A FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999A                    2000



CLASS A Shares sold                                        223,530                 $ 862,818
                                 75,946

Reinvestment of distributions    1,015                     -                        11,291

Shares redeemed                  (22,959)                  (56,840)                 (260,790)

Net increase (decrease)          54,002                    166,690                 $ 613,319

CLASS T Shares sold              757,587                   1,158,501               $ 8,667,150

Reinvestment of distributions    5,510                     -                        61,212

Shares redeemed                  (318,999)                 (165,238)                (3,668,030)

Net increase (decrease)          444,098                   993,263                 $ 5,060,332

CLASS B Shares sold              542,250                   828,125                 $ 6,156,533

Reinvestment of distributions    2,475                     -                        27,447

Shares redeemed                  (73,557)                  (35,529)                 (837,437)

Net increase (decrease)          471,168                   792,596                 $ 5,346,543

CLASS C Shares sold              381,395                   409,194                 $ 4,284,554

Reinvestment of distributions    1,271                     -                        14,084

Shares redeemed                  (70,607)                  (20,379)                 (800,675)

Net increase (decrease)          312,059                   388,815                 $ 3,497,963

INSTITUTIONAL CLASS Shares       7,949                     90,420                  $ 88,944
sold

Reinvestment of distributions    485                       -                        5,401

Shares redeemed                  (2,388)                   (1,275)                  (27,093)

Net increase (decrease)          6,046                     89,145                  $ 67,252



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999A



CLASS A Shares sold             $ 2,339,996


Reinvestment of distributions    -

Shares redeemed                  (589,404)

Net increase (decrease)         $ 1,750,592

CLASS T Shares sold             $ 12,162,535

Reinvestment of distributions    -

Shares redeemed                  (1,741,383)

Net increase (decrease)         $ 10,421,152

CLASS B Shares sold             $ 8,657,396

Reinvestment of distributions    -

Shares redeemed                  (370,165)

Net increase (decrease)         $ 8,287,231

CLASS C Shares sold             $ 4,276,032

Reinvestment of distributions    -

Shares redeemed                  (217,273)

Net increase (decrease)         $ 4,058,759

INSTITUTIONAL CLASS Shares      $ 925,203
sold

Reinvestment of distributions    -

Shares redeemed                  (13,216)

Net increase (decrease)         $ 911,987


A SHARE TRANSACTIONS ARE FOR THE PERIOD DECEMBER 28, 1998
(COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments
Money Management, Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AALI-SANN-0700  106124
1.721274.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
DIVIDEND GROWTH
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  24  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 33  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR DIVIDEND GROWTH FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH    5.96%          5.96%        13.80%
- CL A

FIDELITY ADV DIVIDEND GROWTH    -0.13%         -0.13%       7.26%
- CL A   (INCL. 5.75% SALES
CHARGE)

S&P 500                         2.90%          10.48%       18.00%

Growth Funds Average            7.32%          20.08%       n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH      5.96%        9.50%
- CL A

FIDELITY ADV DIVIDEND GROWTH      -0.13%       5.04%
- CL A   (INCL. 5.75% SALES
CHARGE)

S&P 500                           10.48%       12.32%

Growth Funds Average              20.08%       n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Dividend Growth -CL A    S&P 500
             00714                       SP001
  1998/12/28       9425.00                    10000.00
  1998/12/31       9538.10                    10031.66
  1999/01/31       9773.73                    10451.19
  1999/02/28       9575.80                    10126.36
  1999/03/31      10084.75                    10531.52
  1999/04/30      10376.93                    10939.40
  1999/05/31      10122.45                    10681.13
  1999/06/30      10678.53                    11273.93
  1999/07/31      10386.35                    10921.96
  1999/08/31      10131.88                    10867.89
  1999/09/30       9651.20                    10570.00
  1999/10/31      10103.60                    11238.87
  1999/11/30      10122.45                    11467.36
  1999/12/31      10235.55                    12142.79
  2000/01/31       9679.48                    11532.73
  2000/02/29       9274.20                    11314.42
  2000/03/31      10386.35                    12421.31
  2000/04/30      10518.30                    12047.55
  2000/05/31      10725.65                    11800.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 105235 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dividend Growth Fund - Class A on December 28, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $10,726 - a 7.26% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,800 - an 18.00% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37% AND 4.15%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS, 4.15%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14% AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS, 15.76%.

FIDELITY ADVISOR DIVIDEND GROWTH FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH    5.88%          5.68%        13.50%
- CL T

FIDELITY ADV DIVIDEND GROWTH    2.17%          1.98%        9.53%
- CL T   (INCL. 3.50% SALES
CHARGE)

S&P 500                         2.90%          10.48%       18.00%

Growth Funds Average            7.32%          20.08%       n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH      5.68%        9.29%
- CL T

FIDELITY ADV DIVIDEND GROWTH      1.98%        6.59%
- CL T   (INCL. 3.50% SALES
CHARGE)

S&P 500                           10.48%       12.32%

Growth Funds Average              20.08%       n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Dividend Growth -CL T    S&P 500
             00720                       SP001
  1998/12/28       9650.00                    10000.00
  1998/12/31       9765.80                    10031.66
  1999/01/31      10007.05                    10451.19
  1999/02/28       9804.40                    10126.36
  1999/03/31      10315.85                    10531.52
  1999/04/30      10615.00                    10939.40
  1999/05/31      10364.10                    10681.13
  1999/06/30      10923.80                    11273.93
  1999/07/31      10624.65                    10921.96
  1999/08/31      10373.75                    10867.89
  1999/09/30       9871.95                    10570.00
  1999/10/31      10335.15                    11238.87
  1999/11/30      10344.80                    11467.36
  1999/12/31      10460.60                    12142.79
  2000/01/31       9891.25                    11532.73
  2000/02/29       9485.95                    11314.42
  2000/03/31      10615.00                    12421.31
  2000/04/30      10750.10                    12047.55
  2000/05/31      10952.75                    11800.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 111617 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dividend Growth Fund - Class T on December 28, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $10,953 - a 9.53% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,800 - an 18.00% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37% AND 4.15%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS, 4.15%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14% AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS, 15.76%.

FIDELITY ADVISOR DIVIDEND GROWTH FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4%, respectively.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH  5.62%          5.23%        12.70%
- CL B

FIDELITY ADV DIVIDEND GROWTH  0.62%          0.23%        8.70%
- CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                       2.90%          10.48%       18.00%

Growth Funds Average          7.32%          20.08%       n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH      5.23%        8.75%
- CL B

FIDELITY ADV DIVIDEND GROWTH      0.23%        6.03%
- CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                           10.48%       12.32%

Growth Funds Average              20.08%       n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Dividend Growth -CL B    S&P 500
             00715                       SP001
  1998/12/28      10000.00                    10000.00
  1998/12/31      10110.00                    10031.66
  1999/01/31      10360.00                    10451.19
  1999/02/28      10150.00                    10126.36
  1999/03/31      10680.00                    10531.52
  1999/04/30      10980.00                    10939.40
  1999/05/31      10710.00                    10681.13
  1999/06/30      11290.00                    11273.93
  1999/07/31      10980.00                    10921.96
  1999/08/31      10710.00                    10867.89
  1999/09/30      10190.00                    10570.00
  1999/10/31      10670.00                    11238.87
  1999/11/30      10670.00                    11467.36
  1999/12/31      10790.00                    12142.79
  2000/01/31      10200.00                    11532.73
  2000/02/29       9770.00                    11314.42
  2000/03/31      10930.00                    12421.31
  2000/04/30      11060.00                    12047.55
  2000/05/31      10870.00                    11800.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 111912 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dividend Growth Fund - Class B on December 28, 1998, when the fund started. As the chart shows, by May 31, 2000, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,870 - an 8.70% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,800 - an 18.00% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37% AND 4.15%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS, 4.15%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14% AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS, 15.76%.

FIDELITY ADVISOR DIVIDEND GROWTH FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH  5.62%          5.22%        12.80%
- CL C

FIDELITY ADV DIVIDEND GROWTH  4.62%          4.22%        12.80%
- CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                       2.90%          10.48%       18.00%

Growth Funds Average          7.32%          20.08%       n/a

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH      5.22%        8.82%
- CL C

FIDELITY ADV DIVIDEND GROWTH      4.22%        8.82%
- CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                           10.48%       12.32%

Growth Funds Average              20.08%       n/a

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Dividend Growth -CL C    S&P 500
             00716                       SP001
  1998/12/28      10000.00                    10000.00
  1998/12/31      10110.00                    10031.66
  1999/01/31      10360.00                    10451.19
  1999/02/28      10150.00                    10126.36
  1999/03/31      10690.00                    10531.52
  1999/04/30      10990.00                    10939.40
  1999/05/31      10720.00                    10681.13
  1999/06/30      11300.00                    11273.93
  1999/07/31      10980.00                    10921.96
  1999/08/31      10710.00                    10867.89
  1999/09/30      10200.00                    10570.00
  1999/10/31      10670.00                    11238.87
  1999/11/30      10680.00                    11467.36
  1999/12/31      10790.00                    12142.79
  2000/01/31      10200.00                    11532.73
  2000/02/29       9770.00                    11314.42
  2000/03/31      10940.00                    12421.31
  2000/04/30      11070.00                    12047.55
  2000/05/31      11280.00                    11800.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 112125 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dividend Growth Fund - Class C on December 28, 1998, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $11,280 - a 12.80% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,800 - an 18.00% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37% AND 4.15%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS, 4.15%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14% AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS, 15.76%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Charles Mangum)

An interview with Charles Mangum, Portfolio Manager of Fidelity
Advisor Dividend Growth Fund

Q. HOW DID THE FUND PERFORM, CHARLES?

A. For the six months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 5.96%, 5.88%, 5.62% and 5.62%, respectively. The Standard & Poor's 500 Index returned 2.90% during the same period, and the growth funds average returned 7.32%, according to Lipper Inc. For the 12 months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 5.96%, 5.68%, 5.23% and 5.22%, respectively. The S&P 500 and Lipper peer group returned 10.48% and 20.08%, respectively.

Q. WHAT FACTORS SHAPED THE FUND'S PERFORMANCE DURING THE PERIOD?

A. Going into the period, the fund's performance continued to lag its peers as investors favored aggressive technology stocks over the stable-growth investments that make up most of this portfolio. During the second half of the period, however, the market dynamics shifted. Investors grew concerned over high valuations, interest-rate hikes and signs of a slowing economy, and this created a pricing correction within the technology sector. In response, investors showed renewed interest in stable-growth sectors such as health and finance, and the fund - with more than 37% of its net assets in these two groups - benefited. The fund's underweighting in technology stocks relative to its peers, however, still hurt performance during the period.

Q. TECH STOCKS HAD A ROUGH RIDE, BUT YOU DID RAISE THE FUND'S EXPOSURE TO TECHNOLOGY FROM APPROXIMATELY 16% TO 22% DURING THE PERIOD. WHERE DID YOU FIND OPPORTUNITIES?

A. Actually, I think a lot of that bump was due to the appreciation of some existing, well-known technology holdings such as Cisco Systems and Intel. My philosophy in terms of technology investing hasn't changed all that much - I still like to go after market leaders with proven earnings growth track records. I did, however, add to names such as Linear Technology, which makes analog semiconductors for computers, laptops and cell phones. Linear was one of the fund's best performers.

Q. AT THE END OF THE PERIOD, FOUR OF THE FUND'S LARGEST POSITIONS
RESIDED IN THE HEALTH SECTOR. HOW DID THIS GROUP FARE?

A. As investors came to the realization that the economy was slowing, many wanted to own more of the stocks that are less vulnerable to a slowdown. Health stocks such as Cardinal Health, Schering-Plough and Eli Lilly fit the bill nicely. Cardinal Health in particular had a fantastic period, as the company's diversity - it's a wholesale distributor of pharmaceutical products, a manufacturer of medical products and a provider of services to the pharmaceutical industry - translated into strong revenue and earnings growth. Although the concern of government intervention is still there for this group, the change in market environment has been a huge plus.

Q. WHICH OTHER STOCKS PERFORMED WELL DURING THE PERIOD? WHICH ONES WERE DISAPPOINTING?

A. Another stock that performed well was Cordant Technologies, which, despite its name, is a leading player in the defense and aerospace sector. Cordant was acquired by Alcoa during the period. In terms of letdowns, the fund's positions in SBC Communications and AT&T suffered, as both companies missed earnings numbers.

Q. ANOTHER DISAPPOINTMENT WAS MICROSOFT . . .

A. While many attribute the stock's poor performance to the federal government's antitrust case - and it has certainly played a role - I'd argue that there's a fundamental shift occurring in the technology sector that has tempered Microsoft's strength in the PC business. A few years back, for example, people were using their PCs to run spreadsheets. Now, it's not so much what the computer can do, but how these machines actually communicate with each other. Microsoft has been slow to modify its business profile, but if anyone can do it - and do it well - it's them.

Q. WHAT'S YOUR OUTLOOK?

A. If the signs I've seen through the final three months of the period
- namely a slowing economy and renewed confidence in stable-growth investments - have staying power, it should bode very well for the fund. That being said, we need to remember that while this market shift has been jarring, it's only been three months. Anything can happen over the next few months, and a lot of attention will be paid to retail consumer trends as well as to any further reactions from the Federal Reserve Board. I'll be in the background, still trying to find good companies with attractive price tags and earnings growth capabilities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares by investing
mainly in equity securities of
companies that have the
potential to increase their
current dividend or begin
paying a dividend

START DATE: December 28, 1998

SIZE: as of May 31, 2000,
more than $701 million

MANAGER: Charles Mangum,
since inception; joined
Fidelity in 1990

CHARLES MANGUM COVERS
MORE GROUND:

RETAIL: "I talk to a lot of
companies in the course of
managing the fund, and many
have told me that they're seeing
slower retail sales. This makes sense,
given that higher interest rates and
fuel prices put a dent in consumers'
wallets. My strategy within the
retail group has been to
de-emphasize department-store
stocks - such as Federated - and
instead focus on what I call `category
killers,' or companies that have
dominant niches and market
share. These would include Home
Depot, Lowe's and Wal-Mart.

ENERGY: "We've seen higher gas
and oil prices because of a
restriction in supply. The fund has
positions in several exploration and
production companies, which stand
to benefit should the taps be turned
back on. One example is Conoco, a
fairly new company that was spun off
from DuPont. Conoco has an
attractive valuation, high relative
returns, a good production profile
and a solid management team.

FINANCE: "As tech stocks have
paraded, finance stocks have
faded. But as investors have
embraced stable-growth
investments, some parts of the
sector - such as regional banks
- have begun to perform well.
The fund's longstanding position
in Comerica was one example."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Cardinal Health, Inc.           7.1                     4.8

Schering-Plough Corp.           5.5                     4.7

Fannie Mae                      4.6                     4.6

Eli Lilly & Co.                 4.6                     2.7

General Electric Co.            3.2                     2.9

Cisco Systems, Inc.             2.8                     2.1

Comerica, Inc.                  2.6                     2.8

SBC Communications, Inc.        2.4                     3.2

Conoco, Inc. Class B            2.2                     0.0

Abbott Laboratories             2.0                     3.9

                                37.0                    31.7

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      22.4                    16.6

Health                          19.9                    20.5

Finance                         17.8                    15.2

Energy                          7.9                     5.7

Retail & Wholesale              6.5                     9.7



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          97.0%                         Stocks                                 94.5%

Convertible  Securities          0.2%                         Convertible  Securities                 0.4%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 2.8%                         Net Other Assets                        5.1%

* FOREIGN INVESTMENTS            3.6%                         ** FOREIGN INVESTMENTS                  1.4%

Row: 1, Col: 1, Value: 97.0                                   Row: 1, Col: 1, Value: 94.5
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.2                                    Row: 1, Col: 4, Value: 0.4
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.8                                    Row: 1, Col: 8, Value: 5.1







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 97.0%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.7%

AEROSPACE & DEFENSE - 0.4%

Honeywell International, Inc.     54,313                 $ 2,970,242

SHIP BUILDING & REPAIR - 1.3%

General Dynamics Corp.            152,520                 9,008,213

TOTAL AEROSPACE & DEFENSE                                 11,978,455

BASIC INDUSTRIES - 1.2%

CHEMICALS & PLASTICS - 0.6%

E.I. du Pont de Nemours and       28,000                  1,372,000
Co.

FMC Corp.                         12,000                  729,000

Union Carbide Corp.               36,100                  1,974,219

                                                          4,075,219

METALS & MINING - 0.6%

Alcoa, Inc.                       70,220                  4,103,481

TOTAL BASIC INDUSTRIES                                    8,178,700

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.2%

Masco Corp.                       60,930                  1,199,559

DURABLES - 0.6%

CONSUMER DURABLES - 0.5%

Minnesota Mining &                41,200                  3,532,900
Manufacturing Co.

HOME FURNISHINGS - 0.1%

Newell Rubbermaid, Inc.           30,930                  811,913

TOTAL DURABLES                                            4,344,813

ENERGY - 7.9%

ENERGY SERVICES - 1.9%

ENSCO International, Inc.         24,900                  869,944

Global Marine, Inc.               195,420                 5,532,829

Halliburton Co.                   115,680                 5,899,680

Smith International, Inc. (a)     15,800                  1,249,188

                                                          13,551,641

OIL & GAS - 6.0%

Chevron Corp.                     60,400                  5,583,225

Conoco, Inc. Class B              543,300                 15,484,050

Cooper Cameron Corp. (a)          44,400                  3,096,900

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Exxon Mobil Corp.                 103,385                $ 8,613,263

Santa Fe Snyder Corp. (a)         738,880                 9,328,360

                                                          42,105,798

TOTAL ENERGY                                              55,657,439

FINANCE - 17.8%

BANKS - 4.6%

Bank of America Corp.             52,400                  2,911,475

Bank of New York Co., Inc.        27,200                  1,276,700

Comerica, Inc.                    365,170                 18,486,731

FleetBoston Financial Corp.       39,930                  1,509,853

Mellon Financial Corp.            84,600                  3,262,388

PNC Financial Services Group,     79,200                  3,989,700
Inc.

Synovus Finanical Corp.           52,400                  1,048,000

                                                          32,484,847

CREDIT & OTHER FINANCE - 1.9%

Associates First Capital          111,750                 3,066,141
Corp. Class A

Citigroup, Inc.                   83,240                  5,176,487

Household International, Inc.     103,760                 4,876,720

                                                          13,119,348

FEDERAL SPONSORED CREDIT - 4.6%

Fannie Mae                        537,000                 32,287,125

INSURANCE - 6.3%

Ace Ltd.                          89,700                  2,405,081

AFLAC, Inc.                       66,800                  3,452,725

Allmerica Financial Corp.         94,700                  5,463,006

American International Group,     27,528                  3,098,621
Inc.

ChoicePoint, Inc. (a)             59,800                  2,418,163

CIGNA Corp.                       26,600                  2,362,413

Conseco, Inc.                     135,700                 848,125

Everest Re Group Ltd.             58,800                  1,999,200

Hartford Financial Services       58,530                  3,460,586
Group, Inc.

Hartford Life, Inc. Class A       212,300                 10,654,806

MetLife, Inc.                     88,300                  1,810,150

MGIC Investment Corp.             36,230                  1,795,649

RenaissanceRe Holdings Ltd.       17,400                  753,638

Sun Life Financial Services       50,000                  788,507
Canada, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

The Chubb Corp.                   9,800                  $ 686,000

XL Capital Ltd. Class A           39,300                  2,338,350

                                                          44,335,020

SECURITIES INDUSTRY - 0.4%

Charles Schwab Corp.              41,250                  1,185,938

Morgan Stanley Dean Witter &      24,180                  1,739,449
Co.

                                                          2,925,387

TOTAL FINANCE                                             125,151,727

HEALTH - 19.9%

DRUGS & PHARMACEUTICALS - 10.7%

Bristol-Myers Squibb Co.          76,260                  4,199,066

Eli Lilly & Co.                   420,600                 32,018,175

Schering-Plough Corp.             798,660                 38,635,178

                                                          74,852,419

MEDICAL EQUIPMENT & SUPPLIES
- 9.2%

Abbott Laboratories               346,100                 14,081,944

Baxter International, Inc.        12,800                  851,200

Cardinal Health, Inc.             767,670                 49,802,579

Johnson & Johnson                 10                      895

                                                          64,736,618

TOTAL HEALTH                                              139,589,037

HOLDING COMPANIES - 0.1%

PartnerRe Ltd.                    26,700                  991,238

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.4%

ELECTRICAL EQUIPMENT - 3.9%

Emerson Electric Co.              39,300                  2,318,700

General Electric Co.              418,620                 22,029,878

Koninklijke Philips               60,800                  2,686,600
Electronics NV (NY Shares)

                                                          27,035,178

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

Illinois Tool Works, Inc.         20,500                  1,190,281

Ingersoll-Rand Co.                24,000                  1,093,500

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Parker-Hannifin Corp.             30,600                 $ 1,275,638

The Stanley Works                 10,600                  284,875

                                                          3,844,294

TOTAL INDUSTRIAL MACHINERY &                              30,879,472
EQUIPMENT

MEDIA & LEISURE - 3.9%

BROADCASTING - 2.1%

AMFM, Inc. (a)                    70,100                  4,749,275

Clear Channel Communications,     68,600                  5,136,425
Inc. (a)

Time Warner, Inc.                 60,591                  4,782,902

                                                          14,668,602

ENTERTAINMENT - 0.7%

Carnival Corp.                    39,700                  1,076,863

Viacom, Inc. Class B              62,150                  3,853,300
(non-vtg.) (a)

                                                          4,930,163

LODGING & GAMING - 0.1%

Starwood Hotels & Resorts         13,600                  402,050
Worldwide, Inc. unit

RESTAURANTS - 1.0%

Jack in the Box, Inc. (a)         50,000                  1,240,625

McDonald's Corp.                  36,780                  1,317,184

Tricon Global Restaurants,        109,900                 3,221,444
Inc. (a)

Wendy's International, Inc.       75,600                  1,478,925

                                                          7,258,178

TOTAL MEDIA & LEISURE                                     27,258,993

NONDURABLES - 3.2%

BEVERAGES - 0.1%

Coca-Cola Enterprises, Inc.       33,100                  566,838

FOODS - 1.2%

Quaker Oats Co.                   119,320                 8,777,478

HOUSEHOLD PRODUCTS - 1.0%

Clorox Co.                        33,580                  1,330,608

Gillette Co.                      116,920                 3,902,205

Procter & Gamble Co.              29,020                  1,929,830

                                                          7,162,643

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - 0.9%

Philip Morris Companies, Inc.     237,320                $ 6,199,985

TOTAL NONDURABLES                                         22,706,944

RETAIL & WHOLESALE - 6.5%

APPAREL STORES - 0.0%

Gap, Inc.                         7,275                   255,080

GENERAL MERCHANDISE STORES -
3.0%

Federated Department Stores,      16,940                  652,190
Inc. (a)

Saks, Inc. (a)                    222,300                 2,570,344

Target Corp.                      146,760                 9,200,017

Wal-Mart Stores, Inc.             144,320                 8,316,440

                                                          20,738,991

GROCERY STORES - 0.6%

Safeway, Inc. (a)                 95,600                  4,409,550

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.9%

Alberto-Culver Co.:

Class A                           13,190                  296,775

Class B                           262,000                 6,893,875

Home Depot, Inc.                  128,895                 6,291,687

Lowe's Companies, Inc.            122,330                 5,695,991

Staples, Inc. (a)                 71,300                  1,051,675

                                                          20,230,003

TOTAL RETAIL & WHOLESALE                                  45,633,624

SERVICES - 0.3%

ADVERTISING - 0.2%

Omnicom Group, Inc.               22,300                  1,871,806

SERVICES - 0.1%

Robert Half International,        8,100                   480,938
Inc. (a)

TOTAL SERVICES                                            2,352,744

TECHNOLOGY - 22.2%

COMMUNICATIONS EQUIPMENT - 6.3%

Cisco Systems, Inc. (a)           343,060                 19,532,979

Comverse Technology, Inc. (a)     23,900                  2,183,863

Lucent Technologies, Inc.         171,840                 9,859,320

Nokia AB sponsored ADR            71,200                  3,702,400

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Nortel Networks Corp.             157,400                $ 8,388,005

Oni Systems Corp.                 400                     10,000

                                                          43,676,567

COMPUTER SERVICES & SOFTWARE
- 4.2%

America Online, Inc. (a)          23,100                  1,224,300

Apropos Technology, Inc.          100                     1,075

Ariba, Inc.                       6,800                   354,450

Automatic Data Processing,        30,900                  1,697,569
Inc.

BEA Systems, Inc. (a)             4,300                   155,338

Computer Associates               80,700                  4,156,050
International, Inc.

Computer Sciences Corp. (a)       20,600                  1,976,313

DST Systems, Inc. (a)             31,700                  2,379,481

Electronic Data Systems Corp.     20,700                  1,331,269

Microsoft Corp. (a)               174,380                 10,909,649

NCR Corp. (a)                     92,700                  3,910,781

Nuance Communications, Inc.       7,200                   284,400

Phone.com, Inc.                   16,000                  1,119,000

                                                          29,499,675

COMPUTERS & OFFICE EQUIPMENT
- 5.6%

Compaq Computer Corp.             123,100                 3,231,375

Dell Computer Corp. (a)           181,800                 7,840,125

EMC Corp. (a)                     93,500                  10,875,219

Hewlett-Packard Co.               53,200                  6,390,650

International Business            69,100                  7,415,294
Machines Corp.

Sun Microsystems, Inc. (a)        47,600                  3,647,350

                                                          39,400,013

ELECTRONICS - 6.1%

Intel Corp.                       89,580                  11,169,506

JDS Uniphase Corp. (a)            38,200                  3,361,600

Linear Technology Corp.           179,500                 10,601,719

Motorola, Inc.                    19,100                  1,790,625

Solectron Corp. (a)               18,800                  621,575

Texas Instruments, Inc.           141,560                 10,227,710

Tyco International Ltd.           110,400                 5,195,700

                                                          42,968,435

TOTAL TECHNOLOGY                                          155,544,690

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TRANSPORTATION - 0.8%

RAILROADS - 0.8%

Burlington Northern Santa Fe      229,810                $ 5,429,261
Corp.

UTILITIES - 6.3%

CELLULAR - 0.2%

QUALCOMM, Inc. (a)                17,900                  1,188,113

TELEPHONE SERVICES - 6.1%

AT&T Corp.                        158,616                 5,501,993

Bell Atlantic Corp.               6,480                   342,630

BellSouth Corp.                   195,900                 9,146,081

SBC Communications, Inc.          386,209                 16,872,506

Sprint Corp. - FON Group          71,200                  4,307,600

U.S. WEST, Inc.                   32,500                  2,340,000

WorldCom, Inc. (a)                115,345                 4,339,856

                                                          42,850,666

TOTAL UTILITIES                                           44,038,779

TOTAL COMMON STOCKS                                       680,935,475
(Cost $621,349,104)

CONVERTIBLE BONDS - 0.2%

                                      PRINCIPAL AMOUNT

TECHNOLOGY - 0.2%

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Juniper Networks, Inc. 4.75%          $ 1,628,000            1,319,698
3/15/07 (Cost $1,310,649)

CASH EQUIVALENTS - 3.1%

                               SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund,      21,982,208                 $ 21,982,208
6.37% (b) (Cost $21,982,208)

TOTAL INVESTMENT PORTFOLIO -                                704,237,381
100.3%
(Cost $644,641,961)

NET OTHER ASSETS - (0.3)%                                   (2,397,080)

NET ASSETS - 100%                                          $ 701,840,301

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $648,556,715. Net unrealized appreciation aggregated $55,680,666, of which $88,787,603 related to appreciated investment securities and $33,106,937 related to depreciated investment securities.

At November 30, 1999, the fund had a capital loss carryforward of approximately $11,880,000 all of which will expire on November 30, 2007.

The fund intends to elect to defer to its fiscal year ending November 30, 2000 approximately $7,608,000 of losses recognized during the period November 1, 1999 to November 30, 1999.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 704,237,381
value (cost $644,641,961) -
See accompanying schedule

Receivable for investments                   6,330,133
sold

Receivable for fund shares                   707,528
sold

Dividends receivable                         549,039

Interest receivable                          82,620

 TOTAL ASSETS                                711,906,701

LIABILITIES

Payable to custodian bank       $ 219

Payable for investments          8,162,450
purchased

Payable for fund shares          1,006,113
redeemed

Accrued management fee           324,920

Distribution fees payable        423,687

Other payables and accrued       149,011
expenses

 TOTAL LIABILITIES                           10,066,400

NET ASSETS                                  $ 701,840,301

Net Assets consist of:

Paid in capital                             $ 675,364,835

Accumulated net investment                   (1,256,053)
(loss)

Accumulated undistributed net                (31,863,901)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  59,595,420
(depreciation) on investments

NET ASSETS                                  $ 701,840,301

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $11.38
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($40,120,489 (divided by)
3,525,295 shares)

Maximum offering price per         $12.07
share (100/94.25 of $11.38)

CLASS T: NET ASSET VALUE and       $11.35
redemption price per share
 ($241,073,268 (divided by)
21,231,937 shares)

Maximum offering price per         $11.76
share (100/96.50 of $11.35)

CLASS B: NET ASSET VALUE and       $11.27
offering price per share
($239,026,487 (divided by)
21,204,805 shares) A

CLASS C: NET ASSET VALUE and       $11.28
offering price per share
($150,336,951 (divided by)
13,329,185 shares) A

INSTITUTIONAL CLASS: NET           $11.44
ASSET VALUE, offering price
and redemption price   per
share ($31,283,106 (divided
by) 2,734,597 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                   SIX MONTHS ENDED MAY 31,
                                           2000 (UNAUDITED)

INVESTMENT INCOME                               $ 3,782,365
Dividends

Interest                                         447,059

 TOTAL INCOME                                    4,229,424

EXPENSES

Management fee                   $ 1,998,970

Transfer agent fees               812,212

Distribution fees                 2,592,113

Accounting fees and expenses      113,202

Non-interested trustees'          1,078
compensation

Custodian fees and expenses       13,439

Registration fees                 55,781

Audit                             11,224

Legal                             1,771

Interest                          2,081

Miscellaneous                     4,167

 Total expenses before            5,606,038
reductions

 Expense reductions               (120,561)      5,485,477

NET INVESTMENT INCOME (LOSS)                     (1,256,053)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (11,721,717)

 Foreign currency transactions    3,150          (11,718,567)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            43,551,629

 Assets and liabilities in        878            43,552,507
foreign currencies

NET GAIN (LOSS)                                  31,833,940

NET INCREASE (DECREASE) IN                      $ 30,577,887
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              SIX MONTHS ENDED MAY 31, 2000  DECEMBER 28, 1998
                              (UNAUDITED)                    (COMMENCEMENT  OF
                                                             OPERATIONS) TO NOVEMBER 30,
                                                             1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (1,256,053)                  $ (1,371,381)
income (loss)

 Net realized gain (loss)      (11,718,567)                   (20,143,857)

 Change in net unrealized      43,552,507                     16,042,913
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    30,577,887                     (5,472,325)
NET ASSETS RESULTING  FROM
OPERATIONS

Share transactions - net       (113,646,713)                  790,381,452
increase (decrease)

  TOTAL INCREASE (DECREASE)    (83,068,826)                   784,909,127
IN NET ASSETS

NET ASSETS

 Beginning of period           784,909,127                    -

 End of period (including     $ 701,840,301                  $ 784,909,127
accumulated net investment
loss of $(1,256,053) and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.74                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .01                            .01

Net realized and unrealized       .63                            .73 G
gain (loss)

Total from investment             .64                            .74
operations

Net asset value, end of period   $ 11.38                        $ 10.74

TOTAL RETURN B, C                 5.96%                          7.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 40,120                       $ 45,146
(000 omitted)

Ratio of expenses to average      1.16% A                        1.25% A
net assets

Ratio of expenses to average      1.12% A, F                     1.23% A, F
net assets after  expense
reductions

Ratio of net investment           .10% A                         .10% A
income to average net assets

Portfolio turnover                100% A                         67% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.72                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)                          (.01)

Net realized and unrealized       .64                            .73 G
gain (loss)

Total from investment             .63                            .72
operations

Net asset value, end of period   $ 11.35                        $ 10.72

TOTAL RETURN B, C                 5.88%                          7.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 241,073                      $ 286,044
(000 omitted)

Ratio of expenses to average      1.38% A                        1.46% A
net assets

Ratio of expenses to average      1.34% A, F                     1.45% A, F
net assets after  expense
reductions

Ratio of net investment           (.12)% A                       (.12)% A
income to average net assets

Portfolio turnover                100% A                         67% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.67                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.06)

Net realized and unrealized       .63                            .73 G
gain (loss)

Total from investment             .60                            .67
operations

Net asset value, end of period   $ 11.27                        $ 10.67

TOTAL RETURN B, C                 5.62%                          6.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 239,026                      $ 271,504
(000 omitted)

Ratio of expenses to average      1.89% A                        1.97% A
net assets

Ratio of expenses to average      1.86% A, F                     1.96% A, F
net assets after  expense
reductions

Ratio of net investment           (.63)% A                       (.63)% A
income to average net assets

Portfolio turnover                100% A                         67% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.68                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.06)

Net realized and unrealized       .63                            .74 G
gain (loss)

Total from investment             .60                            .68
operations

Net asset value, end of period   $ 11.28                        $ 10.68

TOTAL RETURN B, C                 5.62%                          6.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 150,337                      $ 156,269
(000 omitted)

Ratio of expenses to average      1.87% A                        1.96% A
net assets

Ratio of expenses to average      1.83% A, F                     1.94% A, F
net assets after  expense
reductions

Ratio of net investment           (.61)% A                       (.61)% A
income to average net assets

Portfolio turnover                100% A                         67% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.77                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .02                            .04

Net realized and unrealized       .65                            .73 G
gain (loss)

Total from investment             .67                            .77
operations

Net asset value, end of period   $ 11.44                        $ 10.77

TOTAL RETURN B, C                 6.22%                          7.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 31,283                       $ 25,947
(000 omitted)

Ratio of expenses to average      .81% A                         .95% A
net assets

Ratio of expenses to average      .78% A, F                      .93% A, F
net assets after  expense
reductions

Ratio of net investment           .45% A                         .40% A
income to average net assets

Portfolio turnover                100% A                         67% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $338,394,139 and $432,388,023, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 50,693     $ 108

CLASS T    612,329      2,162

CLASS B    1,212,505    910,054

CLASS C    716,586      633,011

          $ 2,592,113  $ 1,545,335

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 84,940     $ 38,788

CLASS T    285,497      68,511

CLASS B    561,156      561,156*

CLASS C    110,755      110,755*

          $ 1,042,348  $ 779,210

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 53,841   .27*

CLASS T                 285,411   .23*

CLASS B                 295,138   .25*

CLASS C                 157,667   .22*

INSTITUTIONAL CLASS     20,155    .17*

                       $ 812,212

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $28,487 for the period.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $2,489,600. The weighted average interest rate was 5.98%. At period end there were no bank borrowings outstanding.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $120,326 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $235 under the custodian arrangement.

7. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 12% of the total outstanding shares of the fund.

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                            SHARES                                             DOLLARS

                            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER
                                                                                                         30,

                            2000                      1999 A                   2000                      1999 A



CLASS A Shares sold          943,311                   4,960,844               $ 10,074,541              $ 53,691,700

Shares redeemed              (1,623,003)               (755,857)                (17,102,784)              (8,269,214)

Net increase (decrease)      (679,692)                 4,204,987               $ (7,028,243)             $ 45,422,486

CLASS T Shares sold          6,639,465                 32,245,131              $ 71,080,368              $ 347,975,055

Shares redeemed              (12,084,349)              (5,568,310)              (126,268,626)             (59,903,456)

Net increase (decrease)      (5,444,884)               26,676,821              $ (55,188,258)            $ 288,071,599

CLASS B Shares sold          3,441,264                 27,253,818              $ 36,309,499              $ 292,988,178

Shares redeemed              (7,675,573)               (1,814,704)              (79,832,803)              (19,340,195)

Net increase (decrease)      (4,234,309)               25,439,114              $ (43,523,304)            $ 273,647,983

CLASS C Shares sold          3,894,265                 16,009,272              $ 41,762,927              $ 172,895,905

Shares redeemed              (5,196,117)               (1,378,235)              (53,993,991)              (14,817,694)

Net increase (decrease)      (1,301,852)               14,631,037              $ (12,231,064)            $ 158,078,211

INSTITUTIONAL CLASS Shares   1,159,808                 3,322,683               $ 12,951,509              $ 34,793,729
sold

Shares redeemed              (834,039)                 (913,855)                (8,627,353)               (9,632,556)

Net increase (decrease)      325,769                   2,408,828               $ 4,324,156               $ 25,161,173


A SHARE TRANSACTIONS FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Charles A. Mangum, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADGF-SANN-0700  106151
1.721239.101

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Quincy, MA

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
DIVIDEND GROWTH
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR DIVIDEND GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH  6.22%          6.32%        14.40%
- INST CL

S&P 500                       2.90%          10.48%       18.00%

Growth Funds Average          7.32%          20.08%       n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH      6.32%        9.90%
- INST CL

S&P 500                           10.48%       12.32%

Growth Funds Average              20.08%       n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Dividend Growth -CL I    S&P 500
             00717                       SP001
  1998/12/28      10000.00                    10000.00
  1998/12/31      10120.00                    10031.66
  1999/01/31      10370.00                    10451.19
  1999/02/28      10170.00                    10126.36
  1999/03/31      10710.00                    10531.52
  1999/04/30      11020.00                    10939.40
  1999/05/31      10760.00                    10681.13
  1999/06/30      11350.00                    11273.93
  1999/07/31      11040.00                    10921.96
  1999/08/31      10780.00                    10867.89
  1999/09/30      10270.00                    10570.00
  1999/10/31      10750.00                    11238.87
  1999/11/30      10770.00                    11467.36
  1999/12/31      10890.00                    12142.79
  2000/01/31      10310.00                    11532.73
  2000/02/29       9890.00                    11314.42
  2000/03/31      11070.00                    12421.31
  2000/04/30      11220.00                    12047.55
  2000/05/31      11440.00                    11800.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 104417 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dividend Growth Fund - Institutional Class on December 28, 1998, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $11,440 - a 14.40% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,800 - an 18.00% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP VALUE FUNDS AVERAGE WERE, 2.37% AND 4.15%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS, 4.15%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14% AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS, 15.76%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Charles Mangum)

An interview with Charles Mangum, Portfolio Manager of Fidelity
Advisor Dividend Growth Fund

Q. HOW DID THE FUND PERFORM, CHARLES?

A. For the six months that ended May 31, 2000, the fund's Institutional Class shares returned 6.22%. The Standard & Poor's 500 Index returned 2.90% during the same period, and the growth funds average returned 7.32%, according to Lipper Inc. For the 12 months that ended May 31, 2000, the fund's Institutional Class shares returned 6.32%. The S&P 500 and Lipper peer group returned 10.48% and 20.08%, respectively.

Q. WHAT FACTORS SHAPED THE FUND'S PERFORMANCE DURING THE PERIOD?

A. Going into the period, the fund's performance continued to lag its peers as investors favored aggressive technology stocks over the stable-growth investments that make up most of this portfolio. During the second half of the period, however, the market dynamics shifted. Investors grew concerned over high valuations, interest-rate hikes and signs of a slowing economy, and this created a pricing correction within the technology sector. In response, investors showed renewed interest in stable-growth sectors such as health and finance, and the fund - with more than 37% of its net assets in these two groups - benefited. The fund's underweighting in technology stocks relative to its peers, however, still hurt performance during the period.

Q. TECH STOCKS HAD A ROUGH RIDE, BUT YOU DID RAISE THE FUND'S EXPOSURE TO TECHNOLOGY FROM APPROXIMATELY 16% TO 22% DURING THE PERIOD. WHERE DID YOU FIND OPPORTUNITIES?

A. Actually, I think a lot of that bump was due to the appreciation of some existing, well-known technology holdings such as Cisco Systems and Intel. My philosophy in terms of technology investing hasn't changed all that much - I still like to go after market leaders with proven earnings growth track records. I did, however, add to names such as Linear Technology, which makes analog semiconductors for computers, laptops and cell phones. Linear was one of the fund's best performers.

Q. AT THE END OF THE PERIOD, FOUR OF THE FUND'S LARGEST POSITIONS
RESIDED IN THE HEALTH SECTOR. HOW DID THIS GROUP FARE?

A. As investors came to the realization that the economy was slowing, many wanted to own more of the stocks that are less vulnerable to a slowdown. Health stocks such as Cardinal Health, Schering-Plough and Eli Lilly fit the bill nicely. Cardinal Health in particular had a fantastic period, as the company's diversity - it's a wholesale distributor of pharmaceutical products, a manufacturer of medical products and a provider of services to the pharmaceutical industry - translated into strong revenue and earnings growth. Although the concern of government intervention is still there for this group, the change in market environment has been a huge plus.

Q. WHICH OTHER STOCKS PERFORMED WELL DURING THE PERIOD? WHICH ONES WERE DISAPPOINTING?

A. Another stock that performed well was Cordant Technologies, which, despite its name, is a leading player in the defense and aerospace sector. Cordant was acquired by Alcoa during the period. In terms of letdowns, the fund's positions in SBC Communications and AT&T suffered, as both companies missed earnings numbers.

Q. ANOTHER DISAPPOINTMENT WAS MICROSOFT . . .

A. While many attribute the stock's poor performance to the federal government's antitrust case - and it has certainly played a role - I'd argue that there's a fundamental shift occurring in the technology sector that has tempered Microsoft's strength in the PC business. A few years back, for example, people were using their PCs to run spreadsheets. Now, it's not so much what the computer can do, but how these machines actually communicate with each other. Microsoft has been slow to modify its business profile, but if anyone can do it - and do it well - it's them.

Q. WHAT'S YOUR OUTLOOK?

A. If the signs I've seen through the final three months of the period
- namely a slowing economy and renewed confidence in stable-growth investments - have staying power, it should bode very well for the fund. That being said, we need to remember that while this market shift has been jarring, it's only been three months. Anything can happen over the next few months, and a lot of attention will be paid to retail consumer trends as well as to any further reactions from the Federal Reserve Board. I'll be in the background, still trying to find good companies with attractive price tags and earnings growth capabilities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares by investing
mainly in equity securities of
companies that have the
potential to increase their
current dividend or begin
paying a dividend

START DATE: December 28, 1998

SIZE: as of May 31, 2000,
more than $701 million

MANAGER: Charles Mangum,
since inception; joined
Fidelity in 1990

CHARLES MANGUM COVERS
MORE GROUND:

RETAIL: "I talk to a lot of
companies in the course of
managing the fund, and many
have told me that they're seeing
slower retail sales. This makes sense,
given that higher interest rates and
fuel prices put a dent in consumers'
wallets. My strategy within the
retail group has been to
de-emphasize department-store
stocks - such as Federated - and
instead focus on what I call `category
killers,' or companies that have
dominant niches and market
share. These would include Home
Depot, Lowe's and Wal-Mart.

ENERGY: "We've seen higher gas
and oil prices because of a
restriction in supply. The fund has
positions in several exploration and
production companies, which stand
to benefit should the taps be turned
back on. One example is Conoco, a
fairly new company that was spun off
from DuPont. Conoco has an
attractive valuation, high relative
returns, a good production profile
and a solid management team.

FINANCE: "As tech stocks have
paraded, finance stocks have
faded. But as investors have
embraced stable-growth
investments, some parts of the
sector - such as regional banks
- have begun to perform well.
The fund's longstanding position
in Comerica was one example."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Cardinal Health, Inc.           7.1                     4.8

Schering-Plough Corp.           5.5                     4.7

Fannie Mae                      4.6                     4.6

Eli Lilly & Co.                 4.6                     2.7

General Electric Co.            3.2                     2.9

Cisco Systems, Inc.             2.8                     2.1

Comerica, Inc.                  2.6                     2.8

SBC Communications, Inc.        2.4                     3.2

Conoco, Inc. Class B            2.2                     0.0

Abbott Laboratories             2.0                     3.9

                                37.0                    31.7

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      22.4                    16.6

Health                          19.9                    20.5

Finance                         17.8                    15.2

Energy                          7.9                     5.7

Retail & Wholesale              6.5                     9.7



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                         AS OF NOVEMBER 30, 1999 **

Stocks                          97.0%                        Stocks                                 94.5%

Convertible  Securities          0.2%                        Convertible  Securities                 0.4%

Short-Term  Investments and                                  Short-Term  Investments and
Net Other Assets                 2.8%                        Net Other Assets                        5.1%

* FOREIGN INVESTMENTS            3.6%                        ** FOREIGN INVESTMENTS                  1.4%

Row: 1, Col: 1, Value: 97.0                                  Row: 1, Col: 1, Value: 94.5
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.2                                   Row: 1, Col: 4, Value: 0.4
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.8                                   Row: 1, Col: 8, Value: 5.1







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 97.0%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.7%

AEROSPACE & DEFENSE - 0.4%

Honeywell International, Inc.     54,313                 $ 2,970,242

SHIP BUILDING & REPAIR - 1.3%

General Dynamics Corp.            152,520                 9,008,213

TOTAL AEROSPACE & DEFENSE                                 11,978,455

BASIC INDUSTRIES - 1.2%

CHEMICALS & PLASTICS - 0.6%

E.I. du Pont de Nemours and       28,000                  1,372,000
Co.

FMC Corp.                         12,000                  729,000

Union Carbide Corp.               36,100                  1,974,219

                                                          4,075,219

METALS & MINING - 0.6%

Alcoa, Inc.                       70,220                  4,103,481

TOTAL BASIC INDUSTRIES                                    8,178,700

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.2%

Masco Corp.                       60,930                  1,199,559

DURABLES - 0.6%

CONSUMER DURABLES - 0.5%

Minnesota Mining &                41,200                  3,532,900
Manufacturing Co.

HOME FURNISHINGS - 0.1%

Newell Rubbermaid, Inc.           30,930                  811,913

TOTAL DURABLES                                            4,344,813

ENERGY - 7.9%

ENERGY SERVICES - 1.9%

ENSCO International, Inc.         24,900                  869,944

Global Marine, Inc.               195,420                 5,532,829

Halliburton Co.                   115,680                 5,899,680

Smith International, Inc. (a)     15,800                  1,249,188

                                                          13,551,641

OIL & GAS - 6.0%

Chevron Corp.                     60,400                  5,583,225

Conoco, Inc. Class B              543,300                 15,484,050

Cooper Cameron Corp. (a)          44,400                  3,096,900

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Exxon Mobil Corp.                 103,385                $ 8,613,263

Santa Fe Snyder Corp. (a)         738,880                 9,328,360

                                                          42,105,798

TOTAL ENERGY                                              55,657,439

FINANCE - 17.8%

BANKS - 4.6%

Bank of America Corp.             52,400                  2,911,475

Bank of New York Co., Inc.        27,200                  1,276,700

Comerica, Inc.                    365,170                 18,486,731

FleetBoston Financial Corp.       39,930                  1,509,853

Mellon Financial Corp.            84,600                  3,262,388

PNC Financial Services Group,     79,200                  3,989,700
Inc.

Synovus Finanical Corp.           52,400                  1,048,000

                                                          32,484,847

CREDIT & OTHER FINANCE - 1.9%

Associates First Capital          111,750                 3,066,141
Corp. Class A

Citigroup, Inc.                   83,240                  5,176,487

Household International, Inc.     103,760                 4,876,720

                                                          13,119,348

FEDERAL SPONSORED CREDIT - 4.6%

Fannie Mae                        537,000                 32,287,125

INSURANCE - 6.3%

Ace Ltd.                          89,700                  2,405,081

AFLAC, Inc.                       66,800                  3,452,725

Allmerica Financial Corp.         94,700                  5,463,006

American International Group,     27,528                  3,098,621
Inc.

ChoicePoint, Inc. (a)             59,800                  2,418,163

CIGNA Corp.                       26,600                  2,362,413

Conseco, Inc.                     135,700                 848,125

Everest Re Group Ltd.             58,800                  1,999,200

Hartford Financial Services       58,530                  3,460,586
Group, Inc.

Hartford Life, Inc. Class A       212,300                 10,654,806

MetLife, Inc.                     88,300                  1,810,150

MGIC Investment Corp.             36,230                  1,795,649

RenaissanceRe Holdings Ltd.       17,400                  753,638

Sun Life Financial Services       50,000                  788,507
Canada, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

The Chubb Corp.                   9,800                  $ 686,000

XL Capital Ltd. Class A           39,300                  2,338,350

                                                          44,335,020

SECURITIES INDUSTRY - 0.4%

Charles Schwab Corp.              41,250                  1,185,938

Morgan Stanley Dean Witter &      24,180                  1,739,449
Co.

                                                          2,925,387

TOTAL FINANCE                                             125,151,727

HEALTH - 19.9%

DRUGS & PHARMACEUTICALS - 10.7%

Bristol-Myers Squibb Co.          76,260                  4,199,066

Eli Lilly & Co.                   420,600                 32,018,175

Schering-Plough Corp.             798,660                 38,635,178

                                                          74,852,419

MEDICAL EQUIPMENT & SUPPLIES
- 9.2%

Abbott Laboratories               346,100                 14,081,944

Baxter International, Inc.        12,800                  851,200

Cardinal Health, Inc.             767,670                 49,802,579

Johnson & Johnson                 10                      895

                                                          64,736,618

TOTAL HEALTH                                              139,589,037

HOLDING COMPANIES - 0.1%

PartnerRe Ltd.                    26,700                  991,238

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.4%

ELECTRICAL EQUIPMENT - 3.9%

Emerson Electric Co.              39,300                  2,318,700

General Electric Co.              418,620                 22,029,878

Koninklijke Philips               60,800                  2,686,600
Electronics NV (NY Shares)

                                                          27,035,178

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

Illinois Tool Works, Inc.         20,500                  1,190,281

Ingersoll-Rand Co.                24,000                  1,093,500

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Parker-Hannifin Corp.             30,600                 $ 1,275,638

The Stanley Works                 10,600                  284,875

                                                          3,844,294

TOTAL INDUSTRIAL MACHINERY &                              30,879,472
EQUIPMENT

MEDIA & LEISURE - 3.9%

BROADCASTING - 2.1%

AMFM, Inc. (a)                    70,100                  4,749,275

Clear Channel Communications,     68,600                  5,136,425
Inc. (a)

Time Warner, Inc.                 60,591                  4,782,902

                                                          14,668,602

ENTERTAINMENT - 0.7%

Carnival Corp.                    39,700                  1,076,863

Viacom, Inc. Class B              62,150                  3,853,300
(non-vtg.) (a)

                                                          4,930,163

LODGING & GAMING - 0.1%

Starwood Hotels & Resorts         13,600                  402,050
Worldwide, Inc. unit

RESTAURANTS - 1.0%

Jack in the Box, Inc. (a)         50,000                  1,240,625

McDonald's Corp.                  36,780                  1,317,184

Tricon Global Restaurants,        109,900                 3,221,444
Inc. (a)

Wendy's International, Inc.       75,600                  1,478,925

                                                          7,258,178

TOTAL MEDIA & LEISURE                                     27,258,993

NONDURABLES - 3.2%

BEVERAGES - 0.1%

Coca-Cola Enterprises, Inc.       33,100                  566,838

FOODS - 1.2%

Quaker Oats Co.                   119,320                 8,777,478

HOUSEHOLD PRODUCTS - 1.0%

Clorox Co.                        33,580                  1,330,608

Gillette Co.                      116,920                 3,902,205

Procter & Gamble Co.              29,020                  1,929,830

                                                          7,162,643

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - 0.9%

Philip Morris Companies, Inc.     237,320                $ 6,199,985

TOTAL NONDURABLES                                         22,706,944

RETAIL & WHOLESALE - 6.5%

APPAREL STORES - 0.0%

Gap, Inc.                         7,275                   255,080

GENERAL MERCHANDISE STORES -
3.0%

Federated Department Stores,      16,940                  652,190
Inc. (a)

Saks, Inc. (a)                    222,300                 2,570,344

Target Corp.                      146,760                 9,200,017

Wal-Mart Stores, Inc.             144,320                 8,316,440

                                                          20,738,991

GROCERY STORES - 0.6%

Safeway, Inc. (a)                 95,600                  4,409,550

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.9%

Alberto-Culver Co.:

Class A                           13,190                  296,775

Class B                           262,000                 6,893,875

Home Depot, Inc.                  128,895                 6,291,687

Lowe's Companies, Inc.            122,330                 5,695,991

Staples, Inc. (a)                 71,300                  1,051,675

                                                          20,230,003

TOTAL RETAIL & WHOLESALE                                  45,633,624

SERVICES - 0.3%

ADVERTISING - 0.2%

Omnicom Group, Inc.               22,300                  1,871,806

SERVICES - 0.1%

Robert Half International,        8,100                   480,938
Inc. (a)

TOTAL SERVICES                                            2,352,744

TECHNOLOGY - 22.2%

COMMUNICATIONS EQUIPMENT - 6.3%

Cisco Systems, Inc. (a)           343,060                 19,532,979

Comverse Technology, Inc. (a)     23,900                  2,183,863

Lucent Technologies, Inc.         171,840                 9,859,320

Nokia AB sponsored ADR            71,200                  3,702,400

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Nortel Networks Corp.             157,400                $ 8,388,005

Oni Systems Corp.                 400                     10,000

                                                          43,676,567

COMPUTER SERVICES & SOFTWARE
- 4.2%

America Online, Inc. (a)          23,100                  1,224,300

Apropos Technology, Inc.          100                     1,075

Ariba, Inc.                       6,800                   354,450

Automatic Data Processing,        30,900                  1,697,569
Inc.

BEA Systems, Inc. (a)             4,300                   155,338

Computer Associates               80,700                  4,156,050
International, Inc.

Computer Sciences Corp. (a)       20,600                  1,976,313

DST Systems, Inc. (a)             31,700                  2,379,481

Electronic Data Systems Corp.     20,700                  1,331,269

Microsoft Corp. (a)               174,380                 10,909,649

NCR Corp. (a)                     92,700                  3,910,781

Nuance Communications, Inc.       7,200                   284,400

Phone.com, Inc.                   16,000                  1,119,000

                                                          29,499,675

COMPUTERS & OFFICE EQUIPMENT
- 5.6%

Compaq Computer Corp.             123,100                 3,231,375

Dell Computer Corp. (a)           181,800                 7,840,125

EMC Corp. (a)                     93,500                  10,875,219

Hewlett-Packard Co.               53,200                  6,390,650

International Business            69,100                  7,415,294
Machines Corp.

Sun Microsystems, Inc. (a)        47,600                  3,647,350

                                                          39,400,013

ELECTRONICS - 6.1%

Intel Corp.                       89,580                  11,169,506

JDS Uniphase Corp. (a)            38,200                  3,361,600

Linear Technology Corp.           179,500                 10,601,719

Motorola, Inc.                    19,100                  1,790,625

Solectron Corp. (a)               18,800                  621,575

Texas Instruments, Inc.           141,560                 10,227,710

Tyco International Ltd.           110,400                 5,195,700

                                                          42,968,435

TOTAL TECHNOLOGY                                          155,544,690

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TRANSPORTATION - 0.8%

RAILROADS - 0.8%

Burlington Northern Santa Fe      229,810                $ 5,429,261
Corp.

UTILITIES - 6.3%

CELLULAR - 0.2%

QUALCOMM, Inc. (a)                17,900                  1,188,113

TELEPHONE SERVICES - 6.1%

AT&T Corp.                        158,616                 5,501,993

Bell Atlantic Corp.               6,480                   342,630

BellSouth Corp.                   195,900                 9,146,081

SBC Communications, Inc.          386,209                 16,872,506

Sprint Corp. - FON Group          71,200                  4,307,600

U.S. WEST, Inc.                   32,500                  2,340,000

WorldCom, Inc. (a)                115,345                 4,339,856

                                                          42,850,666

TOTAL UTILITIES                                           44,038,779

TOTAL COMMON STOCKS                                       680,935,475
(Cost $621,349,104)

CONVERTIBLE BONDS - 0.2%

                                      PRINCIPAL AMOUNT

TECHNOLOGY - 0.2%

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Juniper Networks, Inc. 4.75%          $ 1,628,000            1,319,698
3/15/07 (Cost $1,310,649)

CASH EQUIVALENTS - 3.1%

                               SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund,      21,982,208                 $ 21,982,208
6.37% (b) (Cost $21,982,208)

TOTAL INVESTMENT PORTFOLIO -                                704,237,381
100.3%
(Cost $644,641,961)

NET OTHER ASSETS - (0.3)%                                   (2,397,080)

NET ASSETS - 100%                                         $ 701,840,301

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $648,556,715. Net unrealized appreciation aggregated $55,680,666, of which $88,787,603 related to appreciated investment securities and $33,106,937 related to depreciated investment securities.

At November 30, 1999, the fund had a capital loss carryforward of approximately $11,880,000 all of which will expire on November 30, 2007.

The fund intends to elect to defer to its fiscal year ending November 30, 2000 approximately $7,608,000 of losses recognized during the period November 1, 1999 to November 30, 1999.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 704,237,381
value (cost $644,641,961) -
See accompanying schedule

Receivable for investments                   6,330,133
sold

Receivable for fund shares                   707,528
sold

Dividends receivable                         549,039

Interest receivable                          82,620

 TOTAL ASSETS                                711,906,701

LIABILITIES

Payable to custodian bank       $ 219

Payable for investments          8,162,450
purchased

Payable for fund shares          1,006,113
redeemed

Accrued management fee           324,920

Distribution fees payable        423,687

Other payables and accrued       149,011
expenses

 TOTAL LIABILITIES                           10,066,400

NET ASSETS                                  $ 701,840,301

Net Assets consist of:

Paid in capital                             $ 675,364,835

Accumulated net investment                   (1,256,053)
(loss)

Accumulated undistributed net                (31,863,901)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  59,595,420
(depreciation) on investments

NET ASSETS                                  $ 701,840,301

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $11.38
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($40,120,489 (divided by)
3,525,295 shares)

Maximum offering price per         $12.07
share (100/94.25 of $11.38)

CLASS T: NET ASSET VALUE and       $11.35
redemption price per share
 ($241,073,268 (divided by)
21,231,937 shares)

Maximum offering price per         $11.76
share (100/96.50 of $11.35)

CLASS B: NET ASSET VALUE and       $11.27
offering price per share
($239,026,487 (divided by)
21,204,805 shares) A

CLASS C: NET ASSET VALUE and       $11.28
offering price per share
($150,336,951 (divided by)
13,329,185 shares) A

INSTITUTIONAL CLASS: NET           $11.44
ASSET VALUE, offering price
and redemption price   per
share ($31,283,106 (divided
by) 2,734,597 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                   SIX MONTHS ENDED MAY 31,
                                           2000 (UNAUDITED)

INVESTMENT INCOME                               $ 3,782,365
Dividends

Interest                                         447,059

 TOTAL INCOME                                    4,229,424

EXPENSES

Management fee                   $ 1,998,970

Transfer agent fees               812,212

Distribution fees                 2,592,113

Accounting fees and expenses      113,202

Non-interested trustees'          1,078
compensation

Custodian fees and expenses       13,439

Registration fees                 55,781

Audit                             11,224

Legal                             1,771

Interest                          2,081

Miscellaneous                     4,167

 Total expenses before            5,606,038
reductions

 Expense reductions               (120,561)      5,485,477

NET INVESTMENT INCOME (LOSS)                     (1,256,053)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (11,721,717)

 Foreign currency transactions    3,150          (11,718,567)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            43,551,629

 Assets and liabilities in        878            43,552,507
foreign currencies

NET GAIN (LOSS)                                  31,833,940

NET INCREASE (DECREASE) IN                      $ 30,577,887
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              SIX MONTHS ENDED MAY 31, 2000  DECEMBER 28, 1998
                              (UNAUDITED)                    (COMMENCEMENT  OF
                                                             OPERATIONS) TO NOVEMBER 30,
                                                             1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (1,256,053)                  $ (1,371,381)
income (loss)

 Net realized gain (loss)      (11,718,567)                   (20,143,857)

 Change in net unrealized      43,552,507                     16,042,913
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    30,577,887                     (5,472,325)
NET ASSETS RESULTING  FROM
OPERATIONS

Share transactions - net       (113,646,713)                  790,381,452
increase (decrease)

  TOTAL INCREASE (DECREASE)    (83,068,826)                   784,909,127
IN NET ASSETS

NET ASSETS

 Beginning of period           784,909,127                    -

 End of period (including     $ 701,840,301                  $ 784,909,127
accumulated net investment
loss of $(1,256,053) and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.74                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .01                            .01

Net realized and unrealized       .63                            .73 G
gain (loss)

Total from investment             .64                            .74
operations

Net asset value, end of period   $ 11.38                        $ 10.74

TOTAL RETURN B, C                 5.96%                          7.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 40,120                       $ 45,146
(000 omitted)

Ratio of expenses to average      1.16% A                        1.25% A
net assets

Ratio of expenses to average      1.12% A, F                     1.23% A, F
net assets after  expense
reductions

Ratio of net investment           .10% A                         .10% A
income to average net assets

Portfolio turnover                100% A                         67% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.72                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)                          (.01)

Net realized and unrealized       .64                            .73 G
gain (loss)

Total from investment             .63                            .72
operations

Net asset value, end of period   $ 11.35                        $ 10.72

TOTAL RETURN B, C                 5.88%                          7.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 241,073                      $ 286,044
(000 omitted)

Ratio of expenses to average      1.38% A                        1.46% A
net assets

Ratio of expenses to average      1.34% A, F                     1.45% A, F
net assets after  expense
reductions

Ratio of net investment           (.12)% A                       (.12)% A
income to average net assets

Portfolio turnover                100% A                         67% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.67                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.06)

Net realized and unrealized       .63                            .73 G
gain (loss)

Total from investment             .60                            .67
operations

Net asset value, end of period   $ 11.27                        $ 10.67

TOTAL RETURN B, C                 5.62%                          6.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 239,026                      $ 271,504
(000 omitted)

Ratio of expenses to average      1.89% A                        1.97% A
net assets

Ratio of expenses to average      1.86% A, F                     1.96% A, F
net assets after  expense
reductions

Ratio of net investment           (.63)% A                       (.63)% A
income to average net assets

Portfolio turnover                100% A                         67% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.68                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.06)

Net realized and unrealized       .63                            .74 G
gain (loss)

Total from investment             .60                            .68
operations

Net asset value, end of period   $ 11.28                        $ 10.68

TOTAL RETURN B, C                 5.62%                          6.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 150,337                      $ 156,269
(000 omitted)

Ratio of expenses to average      1.87% A                        1.96% A
net assets

Ratio of expenses to average      1.83% A, F                     1.94% A, F
net assets after  expense
reductions

Ratio of net investment           (.61)% A                       (.61)% A
income to average net assets

Portfolio turnover                100% A                         67% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.77                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .02                            .04

Net realized and unrealized       .65                            .73 G
gain (loss)

Total from investment             .67                            .77
operations

Net asset value, end of period   $ 11.44                        $ 10.77

TOTAL RETURN B, C                 6.22%                          7.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 31,283                       $ 25,947
(000 omitted)

Ratio of expenses to average      .81% A                         .95% A
net assets

Ratio of expenses to average      .78% A, F                      .93% A, F
net assets after  expense
reductions

Ratio of net investment           .45% A                         .40% A
income to average net assets

Portfolio turnover                100% A                         67% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $338,394,139 and $432,388,023, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 50,693     $ 108

CLASS T    612,329      2,162

CLASS B    1,212,505    910,054

CLASS C    716,586      633,011

          $ 2,592,113  $ 1,545,335

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 84,940     $ 38,788

CLASS T    285,497      68,511

CLASS B    561,156      561,156*

CLASS C    110,755      110,755*

          $ 1,042,348  $ 779,210

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 53,841   .27*

CLASS T                 285,411   .23*

CLASS B                 295,138   .25*

CLASS C                 157,667   .22*

INSTITUTIONAL CLASS     20,155    .17*

                       $ 812,212

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $28,487 for the period.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $2,489,600. The weighted average interest rate was 5.98%. At period end there were no bank borrowings outstanding.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $120,326 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $235 under the custodian arrangement.

7. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 12% of the total outstanding shares of the fund.

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                            SHARES                                             DOLLARS

                            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER
                                                                                                         30,

                            2000                      1999 A                   2000                      1999 A



CLASS A Shares sold          943,311                   4,960,844               $ 10,074,541              $ 53,691,700

Shares redeemed              (1,623,003)               (755,857)                (17,102,784)              (8,269,214)

Net increase (decrease)      (679,692)                 4,204,987               $ (7,028,243)             $ 45,422,486

CLASS T Shares sold          6,639,465                 32,245,131              $ 71,080,368              $ 347,975,055

Shares redeemed              (12,084,349)              (5,568,310)              (126,268,626)             (59,903,456)

Net increase (decrease)      (5,444,884)               26,676,821              $ (55,188,258)            $ 288,071,599

CLASS B Shares sold          3,441,264                 27,253,818              $ 36,309,499              $ 292,988,178

Shares redeemed              (7,675,573)               (1,814,704)              (79,832,803)              (19,340,195)

Net increase (decrease)      (4,234,309)               25,439,114              $ (43,523,304)            $ 273,647,983

CLASS C Shares sold          3,894,265                 16,009,272              $ 41,762,927              $ 172,895,905

Shares redeemed              (5,196,117)               (1,378,235)              (53,993,991)              (14,817,694)

Net increase (decrease)      (1,301,852)               14,631,037              $ (12,231,064)            $ 158,078,211

INSTITUTIONAL CLASS Shares   1,159,808                 3,322,683               $ 12,951,509              $ 34,793,729
sold

Shares redeemed              (834,039)                 (913,855)                (8,627,353)               (9,632,556)

Net increase (decrease)      325,769                   2,408,828               $ 4,324,156               $ 25,161,173


A SHARE TRANSACTIONS FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Charles A. Mangum, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

ADGFI-SANN-0700  106153
1.721251.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
DYNAMIC CAPITAL APPRECIATION
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
(FORMERLY FIDELITY ADVISOR
RETIREMENT GROWTH FUND)

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  21  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 30  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DYNAMIC CAP APP    17.78%         41.21%       58.30%
- CL A

FIDELITY ADV DYNAMIC CAP APP    11.01%         33.09%       49.20%
- CL A   (INCL. 5.75% SALES
CHARGE)

S&P 500                         2.90%          10.48%       18.00%

Capital Appreciation Funds      8.57%          27.58%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DYNAMIC CAP APP      41.21%       38.03%
- CL A

FIDELITY ADV DYNAMIC CAP APP      33.09%       32.42%
- CL A   (INCL. 5.75% SALES
CHARGE)

S&P 500                           10.48%       12.32%

Capital Appreciation Funds        27.58%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Dynamic Cap App - CL A   S&P 500
             00721                       SP001
  1998/12/28       9425.00                    10000.00
  1998/12/31       9556.95                    10031.66
  1999/01/31      10216.70                    10451.19
  1999/02/28       9839.70                    10126.36
  1999/03/31      10527.73                    10531.52
  1999/04/30      10725.65                    10939.40
  1999/05/31      10565.43                    10681.13
  1999/06/30      11460.80                    11273.93
  1999/07/31      11385.40                    10921.96
  1999/08/31      11441.95                    10867.89
  1999/09/30      11130.93                    10570.00
  1999/10/31      11658.73                    11238.87
  1999/11/30      12667.20                    11467.36
  1999/12/31      15834.00                    12142.79
  2000/01/31      15428.73                    11532.73
  2000/02/29      19999.85                    11314.42
  2000/03/31      18425.88                    12421.31
  2000/04/30      16079.05                    12047.55
  2000/05/31      14919.78                    11800.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 110629 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Capital Appreciation Fund - Class A on December 28, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000 the value of the investment would have grown to $14,920 - a 49.20% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,800 - an 18.00% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 13.01% AND 40.45%, RESPECTIVELY; AND THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 40.45%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 7.79% AND 17.37%, RESPECTIVELY; AND THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 17.37%.

FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DYNAMIC CAP APP    17.69%         40.93%       57.70%
- CL T

FIDELITY ADV DYNAMIC CAP APP    13.57%         36.00%       52.18%
- CL T   (INCL. 3.50% SALES
CHARGE)

S&P 500                         2.90%          10.48%       18.00%

Capital Appreciation Funds      8.57%          27.58%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DYNAMIC CAP APP      40.93%       37.67%
- CL T

FIDELITY ADV DYNAMIC CAP APP      36.00%       34.27%
- CL T   (INCL. 3.50% SALES
CHARGE)

S&P 500                           10.48%       12.32%

Capital Appreciation Funds        27.58%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Dynamic Cap App - CL T   S&P 500
             00725                       SP001
  1998/12/28       9650.00                    10000.00
  1998/12/31       9785.10                    10031.66
  1999/01/31      10460.60                    10451.19
  1999/02/28      10074.60                    10126.36
  1999/03/31      10769.40                    10531.52
  1999/04/30      10972.05                    10939.40
  1999/05/31      10798.35                    10681.13
  1999/06/30      11705.45                    11273.93
  1999/07/31      11637.90                    10921.96
  1999/08/31      11686.15                    10867.89
  1999/09/30      11358.05                    10570.00
  1999/10/31      11908.10                    11238.87
  1999/11/30      12931.00                    11467.36
  1999/12/31      16163.75                    12142.79
  2000/01/31      15739.15                    11532.73
  2000/02/29      20400.10                    11314.42
  2000/03/31      18798.20                    12421.31
  2000/04/30      16395.35                    12047.55
  2000/05/31      15218.05                    11800.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 110904 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Capital Appreciation Fund - Class T on December 28, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $15,218 - a 52.18% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,800 - an 18.00% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 13.01% AND 40.45%, RESPECTIVELY; AND THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 40.45%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 7.79% AND 17.37%, RESPECTIVELY; AND THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 17.37%.

FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DYNAMIC CAP APP  17.45%         40.25%       56.80%
- CL B

FIDELITY ADV DYNAMIC CAP APP  12.45%         35.25%       52.80%
- CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                       2.90%          10.48%       18.00%

Capital Appreciation Funds    8.57%          27.58%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DYNAMIC CAP APP      40.25%       37.11%
- CL B

FIDELITY ADV DYNAMIC CAP APP      35.25%       34.65%
- CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                           10.48%       12.32%

Capital Appreciation Funds        27.58%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Dynamic Cap App - CL B   S&P 500
             00722                       SP001
  1998/12/28      10000.00                    10000.00
  1998/12/31      10140.00                    10031.66
  1999/01/31      10830.00                    10451.19
  1999/02/28      10430.00                    10126.36
  1999/03/31      11150.00                    10531.52
  1999/04/30      11360.00                    10939.40
  1999/05/31      11180.00                    10681.13
  1999/06/30      12110.00                    11273.93
  1999/07/31      12030.00                    10921.96
  1999/08/31      12080.00                    10867.89
  1999/09/30      11740.00                    10570.00
  1999/10/31      12300.00                    11238.87
  1999/11/30      13350.00                    11467.36
  1999/12/31      16680.00                    12142.79
  2000/01/31      16240.00                    11532.73
  2000/02/29      21040.00                    11314.42
  2000/03/31      19380.00                    12421.31
  2000/04/30      16890.00                    12047.55
  2000/05/31      15280.00                    11800.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 111131 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Capital Appreciation Fund - Class B on December 28, 1998, when the fund started. As the chart shows, by May 31, 2000, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $15,280 - a 52.80% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,800 - an 18.00% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 13.01% AND 40.45%, RESPECTIVELY; AND THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 40.45%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 7.79% AND 17.37%, RESPECTIVELY; AND THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 17.37%.

FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DYNAMIC CAP APP  17.38%         40.16%       56.70%
- CL C

FIDELITY ADV DYNAMIC CAP APP  16.38%         39.16%       56.70%
- CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                       2.90%          10.48%       18.00%

Capital Appreciation Funds    8.57%          27.58%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DYNAMIC CAP APP      40.16%       37.05%
- CL C

FIDELITY ADV DYNAMIC CAP APP      39.16%       37.05%
- CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                           10.48%       12.32%

Capital Appreciation Funds        27.58%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Dynamic Cap App - CL C   S&P 500
             00723                       SP001
  1998/12/28      10000.00                    10000.00
  1998/12/31      10140.00                    10031.66
  1999/01/31      10830.00                    10451.19
  1999/02/28      10430.00                    10126.36
  1999/03/31      11150.00                    10531.52
  1999/04/30      11360.00                    10939.40
  1999/05/31      11180.00                    10681.13
  1999/06/30      12110.00                    11273.93
  1999/07/31      12030.00                    10921.96
  1999/08/31      12080.00                    10867.89
  1999/09/30      11740.00                    10570.00
  1999/10/31      12300.00                    11238.87
  1999/11/30      13350.00                    11467.36
  1999/12/31      16680.00                    12142.79
  2000/01/31      16240.00                    11532.73
  2000/02/29      21040.00                    11314.42
  2000/03/31      19380.00                    12421.31
  2000/04/30      16890.00                    12047.55
  2000/05/31      15670.00                    11800.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 111410 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Capital Appreciation Fund - Class C on December 28, 1998, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $15,670
- a 56.70% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to 11,800 - an 18.00% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 13.01% AND 40.45%, RESPECTIVELY; AND THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 40.45%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 7.79% AND 17.37%, RESPECTIVELY; AND THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 17.37%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Fergus Shiel)

An interview with Fergus Shiel, Portfolio Manager of Fidelity Advisor Dynamic Capital Appreciation Fund

Q. HOW DID THE FUND PERFORM, FERGUS?

A. Quite well. For the six months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 17.78%, 17.69%, 17.45% and 17.38%, respectively. In comparison, the Standard & Poor's 500 Index returned 2.90% and the capital appreciation funds average tracked by Lipper Inc. returned 8.57% for the same period. For the 12 months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 41.21%, 40.93%, 40.25% and 40.16%, respectively, while the S&P 500 index and the Lipper peer group returned 10.48% and 27.58%, respectively, during the same period.

Q. WHAT HELPED THE FUND OUTPERFORM BOTH THE S&P 500 AND THE PEER GROUP DURING THE SIX-MONTH PERIOD?

A. Performance was enhanced by strong stock selection and an overweighting in the technology sector, despite a technology correction in the second half of the six-month period. Although underweighted in the energy sector relative to the index, the fund got a boost from specific stock positions. In this sector, I focused on energy services stocks, such as Halliburton, which typically experience strong earnings growth in a climate of rising oil prices. Elsewhere, specific nondurables stocks - such as tobacco company RJ Reynolds, which was as cheap as it had been since the mid-1980s - also boosted returns. Finally, the fund's focus on certain biotechnology stocks with strong earnings and solid product development - such as Immunex and Medimmune, which was eliminated by the end of the period - benefited the fund.

Q. THE FUND'S TECHNOLOGY WEIGHTING ROSE TO 64.3% OF NET ASSETS AT THE END OF THE PERIOD, FROM 47.7% SIX MONTHS AGO. WHAT WAS YOUR STRATEGY THERE?

A. I thought the technology sector afforded investors the best opportunity for growth in the marketplace. Other than energy prices, it was hard to find big pockets of inflation in the economy, despite government figures that may have been interpreted otherwise. Certainly, very few companies had the luxury of increasing their prices. As a result, the only consistent way for companies to grow revenues was to increase unit sales. The broadest sector of the market experiencing high unit-sales growth was technology, hence the fund's emphasis in that area.

Q. THE TECHNOLOGY SECTOR PEAKED ON MARCH 10, THEN WENT THROUGH A
SEVERE PERIOD OF VOLATILITY AND A CORRECTION. DID THIS ENVIRONMENT ALTER YOUR STRATEGY?

A. It was a pretty horrible 10 weeks or so, but I saw this as an opportunity to upgrade the fund's technology positions. I bought more of some industry leaders in the wireless and network build-out subsectors - such as Micron Technology, which I added to the fund earlier in the period, and Nokia. At the same time, I eliminated or reduced some companies that had performed well, but were early in their corporate life cycles and weren't earning significant profits - such as Akamai Technologies and interactive TV technology provider Liberate Technologies.

Q. WHICH STOCKS PERFORMED WELL?

A. Micron Technology, one of the fund's largest positions and its top performer, got a boost from the market's demand for dynamic random access memory chips, or DRAM, which are used in personal computers. Another top contributor, Ericsson, was recognized by the market as the leader in providing wireless infrastructure products.

Q. WHAT STOCKS DISAPPOINTED?

A. Motorola was a disappointment. It continued to produce lower margins than its major competitors, and first-quarter business trends were not as promising as expected in either its cellular handset or mobile infrastructure divisions. Another detractor was Globalstar, a company building a global satellite telephony system marketed toward remote areas. Unfortunately, the service launch was not as smooth as expected. I sold the fund's entire positions in both stocks by the end of the period.

Q. WHAT'S YOUR OUTLOOK?

A. Going forward, I would be surprised if the market focused as powerfully on technology stocks as it did in late 1999 and early 2000. Rather, I think there could be sharp rotational shifts between sectors vying for market leadership over the next few months. Ultimately, however, I think the market will return to growth. In this environment, I will focus on the market leaders in various industries, not the second-tier companies with slowing fundamentals. Prices of leading companies that have good fundamentals and strong earnings growth may still go down due to market volatility, but they'll have the best opportunity to come back when the market rebounds.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide capital
appreciation

START DATE: December 28, 1998

SIZE: as of May 31, 2000,
more than $317 million

MANAGER: J. Fergus Shiel,
since inception; joined
Fidelity in 1989

FERGUS SHIEL ON THE
TECHNOLOGY SECTOR:

"Company-by-company
fundamental evaluations are very
important in the technology sector,
as opposed to making a conscious
decision to buy technology stocks in
general. I do not manage a fund by
considering what the technology
sector weighting should or
shouldn't be. Rather, I try to own
companies that have a significant
advantage in the marketplace in
which they compete, with strong
or accelerating unit growth, and
those that are on the front end of
defensible product cycles.

"The most important factor in
owning technology stocks is the
product cycles. All things being
equal, if another company has a
product that's marginally better
than yours, it will dramatically
outsell your company's product.
So being No. 2 in technology is just
a terrible place to be. Investors
often can get lured into buying these
second-tier technology companies
based on the decline in the stock
price, while hoping for a
turnaround. While these
turnarounds can occur from time to
time, they are very rare.

"In this sector, it is best to focus on
the market leaders. For example,
Texas Instruments has the
potential to be as integral to the
wireless communications market
as Intel was to the personal
computer, given its strategic
position supplying the wireless
industry. Leading companies with
strong fundamentals and robust
product cycles are where I will
continue to focus my energy in the
months ahead."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

RJ Reynolds Tobacco Holdings,   5.9                     2.3
Inc.

Nokia AB sponsored ADR          5.1                     3.5

Philip Morris Companies, Inc.   4.4                     0.0

Micron Technology, Inc.         4.4                     0.0

Redback Networks, Inc.          4.0                     3.3

Immunex Corp.                   4.0                     2.9

Brocade Communications          3.7                     2.7
Systems, Inc.

General Electric Co.            3.6                     0.0

E Tek Dynamics, Inc.            3.6                     0.0

Advanced Micro Devices, Inc.    3.3                     0.0

                                42.0                    14.7

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      64.3                    47.7

Nondurables                     10.3                    2.4

Industrial Machinery &          6.1                     2.9
Equipment

Media & Leisure                 5.9                     3.3

Health                          5.2                     12.0



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          100.1%                        Stocks                                 94.0%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                (0.1)% A                      Net Other Assets                        6.0%

* FOREIGN  INVESTMENTS            9.9%                        ** FOREIGN INVESTMENTS                  8.7%

Row: 1, Col: 1, Value: 100.1                                  Row: 1, Col: 1, Value: 94.0
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.3
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0                                    Row: 1, Col: 8, Value: 6.0





A SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.


INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 100.1%

                                 SHARES                     VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
0.4%

REAL ESTATE INVESTMENT TRUSTS
- 0.4%

Pinnacle Holdings, Inc. (a)       24,800                    $ 1,215,200

DURABLES - 1.5%

CONSUMER ELECTRONICS - 1.5%

Gemstar International Group       107,900                    4,579,006
Ltd. (a)

ENERGY - 2.9%

ENERGY SERVICES - 2.8%

Global Marine, Inc.               30,000                     849,375

Halliburton Co.                   100,000                    5,100,000

Helmerich & Payne, Inc.           30,000                     1,117,500

Parker Drilling Co. (a)           100,000                    606,250

Tidewater, Inc.                   30,000                     1,166,250

                                                             8,839,375

OIL & GAS - 0.1%

Cabot Oil & Gas Corp. Class A     15,500                     386,531

TOTAL ENERGY                                                 9,225,906

FINANCE - 0.1%

SECURITIES INDUSTRY - 0.1%

Diversinet Corp. (a)              13,500                     121,784

HEALTH - 5.2%

DRUGS & PHARMACEUTICALS - 5.0%

Human Genome Sciences, Inc.       4,700                      412,425
(a)

Immunex Corp. (a)                 490,000                    12,678,750

IVAX Corp. (a)                    30,000                     1,128,750

Millennium Pharmaceuticals,       20,000                     1,672,500
Inc. (a)

                                                             15,892,425

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Oxford Health Plans, Inc. (a)     30,000                     637,500

TOTAL HEALTH                                                 16,529,925

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.1%

ELECTRICAL EQUIPMENT - 6.1%

Alcatel SA sponsored ADR          94,700                     5,167,069

General Electric Co.              220,000                    11,577,500

SonicWALL, Inc.                   45,000                     2,711,250

                                                             19,455,819

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

MEDIA & LEISURE - 5.9%

BROADCASTING - 3.1%

American Tower Corp. Class A      53,600                    $ 1,989,900
(a)

EchoStar Communications Corp.     175,900                    7,025,006
Class A (a)

Spectrasite Holdings, Inc. (a)    42,900                     726,619

                                                             9,741,525

ENTERTAINMENT - 2.4%

AFC Ajax NV                       14,159                     114,790

Celtic PLC (a)                    432,100                    1,491,441

Manchester United PLC             395,648                    1,929,684

Mandalay Resort Group (a)         93,800                     1,987,388

MGM Grand, Inc.                   12,900                     419,250

Park Place Entertainment          133,600                    1,686,700
Corp. (a)

                                                             7,629,253

LEISURE DURABLES & TOYS - 0.1%

Callaway Golf Co.                 16,100                     291,813

LODGING & GAMING - 0.2%

Mirage Resorts, Inc. (a)          30,000                     628,125

PUBLISHING - 0.1%

Gannett Co., Inc.                 5,000                      323,750

TOTAL MEDIA & LEISURE                                        18,614,466

NONDURABLES - 10.3%

TOBACCO - 10.3%

DIMON, Inc.                       10,000                     22,500

Philip Morris Companies, Inc.     540,900                    14,131,013

RJ Reynolds Tobacco Holdings,     670,000                    18,592,495
Inc.

Standard Commercial Corp.         10,000                     31,250

                                                             32,777,258

RETAIL & WHOLESALE - 2.0%

APPAREL STORES - 0.6%

AnnTaylor Stores Corp. (a)        30,000                     780,000

Talbots, Inc.                     20,000                     1,142,500

                                                             1,922,500

GENERAL MERCHANDISE STORES -
0.8%

Arnotts PLC                       34,000                     213,506

Kohls Corp. (a)                   43,400                     2,245,950

                                                             2,459,456

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.6%

Home Depot, Inc.                  27,000                    $ 1,317,938

Williams-Sonoma, Inc. (a)         20,000                     641,250

                                                             1,959,188

TOTAL RETAIL & WHOLESALE                                     6,341,144

SERVICES - 0.1%

Marlborough International PLC     122,400                    206,495
(a)

TECHNOLOGY - 64.3%

COMMUNICATIONS EQUIPMENT -
12.0%

Cisco Systems, Inc. (a)           136,400                    7,766,275

Corning, Inc.                     26,000                     5,029,375

Nokia AB sponsored ADR            310,000                    16,120,000

Nortel Networks Corp.             35,000                     1,865,185

Oni Systems Corp.                 200                        5,000

Sycamore Networks, Inc.           60,000                     5,017,500

Telefonaktiebolaget LM            110,000                    2,255,000
Ericsson sponsored ADR

                                                             38,058,335

COMPUTER SERVICES & SOFTWARE
- 22.0%

Art Technology Group, Inc.        26,700                     1,566,956

BEA Systems, Inc. (a)             124,600                    4,501,175

Broadbase Software, Inc.          70,000                     1,470,000

Ceridian Corp. (a)                12,300                     296,738

Corsair Communictions, Inc.       133,500                    3,020,438
(a)

E.piphany, Inc.                   10,000                     781,250

Keynote Systems, Inc.             50,000                     1,740,625

Mercury Interactive Corp. (a)     69,700                     5,907,075

Network Solutions, Inc. Class     71,300                     10,539,031
A (a)

OnDisplay, Inc.                   13,900                     639,400

OpenTV Corp.                      24,100                     1,090,525

PC-Tel, Inc.                      65,000                     1,738,750

PSW Technologies, Inc. (a)        100,000                    962,500

Puma Technology, Inc. (a)         11,000                     242,000

Puma Technology, Inc. (c)         10,800                     242,325

Redback Networks, Inc.            152,900                    12,824,488

SEI Investments Co.               5,000                      700,781

Software.com, Inc.                15,500                     1,305,875

Tumbleweed Communications         59,700                     2,070,844
Corp.

VeriSign, Inc. (a)                52,600                     7,120,725

VERITAS Software Corp. (a)        60,000                     6,990,000

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Vertel Corp. (a)                  55,500                    $ 655,594

Vignette Corp. (a)                105,300                    2,902,331

Wink Communications, Inc.         20,000                     432,500

                                                             69,741,926

COMPUTERS & OFFICE EQUIPMENT
- 10.0%

Brocade Communications            100,800                    11,888,100
Systems, Inc.

Communication Intelligence        70,000                     144,375
Corp. (a)

Extended Systems, Inc. (a)        62,600                     2,014,938

ION Networks, Inc. (a)            50,000                     302,344

Juniper Networks, Inc.            50,000                     8,759,375

Network Appliance, Inc. (a)       131,100                    8,464,144

Pitney Bowes, Inc.                5,000                      217,500

                                                             31,790,776

ELECTRONIC INSTRUMENTS - 1.4%

Agilent Technologies, Inc.        45,000                     3,313,125

Biomira, Inc. (a)                 10,000                     80,187

PerkinElmer, Inc.                 20,000                     1,050,000

                                                             4,443,312

ELECTRONICS - 18.9%

Advanced Micro Devices, Inc.      130,000                    10,586,875
(a)

Applied Micro Circuits Corp.      30,100                     2,987,425
(a)

Avnet, Inc.                       5,000                      345,938

E Tek Dynamics, Inc. (a)          62,100                     11,414,756

Micron Technology, Inc. (a)       200,000                    13,987,500

PMC-Sierra, Inc. (a)              13,000                     1,992,250

RF Micro Devices, Inc. (a)        23,000                     2,415,000

SDL, Inc. (a)                     11,000                     2,492,188

Semtech Corp. (a)                 5,000                      278,750

Texas Instruments, Inc.           140,800                    10,172,800

Tyco International Ltd.           70,000                     3,294,375

                                                             59,967,857

TOTAL TECHNOLOGY                                             204,002,206

TRANSPORTATION - 0.1%

AIR TRANSPORTATION - 0.0%

Ryanair Holdings PLC              4,600                      186,300
sponsored ADR (a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

SHIPPING - 0.1%

Irish Continental Group PLC       24,400                    $ 208,107

TOTAL TRANSPORTATION                                         394,407

UTILITIES - 1.2%

CELLULAR - 1.2%

Crown Castle International        50,100                     1,311,994
Corp. (a)

SBA Communications Corp.          31,900                     1,188,275
Class A

VoiceStream Wireless Corp. (a)    10,400                     1,190,800

                                                             3,691,069

ELECTRIC UTILITY - 0.0%

AES Corp. (a)                     400                        34,900

TOTAL UTILITIES                                              3,725,969

TOTAL COMMON STOCKS                                          317,189,585
(Cost $303,317,010)

CASH EQUIVALENTS - 2.2%



Taxable Central Cash Fund,        7,043,779                  7,043,779
6.37% (b) (Cost $7,043,779)

TOTAL INVESTMENT PORTFOLIO -                                 324,233,364
102.3%
(Cost $310,360,789)

NET OTHER ASSETS - (2.3)%                                    (7,139,897)

NET ASSETS - 100%                                          $ 317,093,467

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $242,325 or 0.1% of net assets.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $321,874,253. Net unrealized appreciation aggregated $2,359,111, of which $41,992,915 related to appreciated investment securities and $39,633,804 related to depreciated investment securities.

At November 30, 1999, the fund had a capital loss carryforward of approximately $416,000 all of which will expire on November 30, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 324,233,364
value (cost $310,360,789) -
See accompanying schedule

Receivable for investments                   3,625,038
sold

Receivable for fund shares                   1,393,560
sold

Dividends receivable                         62,169

Interest receivable                          65,372

 TOTAL ASSETS                                329,379,503

LIABILITIES

Payable to custodian bank      $ 218

Payable for investments         10,663,796
purchased

Payable for fund shares         268,235
redeemed

Accrued management fee          146,280

Distribution fees payable       173,960

Other payables and accrued      187,547
expenses

Collateral on securities        846,000
loaned, at value

 TOTAL LIABILITIES                           12,286,036

NET ASSETS                                  $ 317,093,467

Net Assets consist of:

Paid in capital                             $ 343,601,289

Accumulated net investment                   (1,093,865)
loss

Accumulated undistributed net                (39,286,412)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  13,872,455
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 317,093,467

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $15.83
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($19,301,980 (divided by)
1,219,047 shares)

Maximum offering price per         $16.80
share (100/94.25 of $15.83)

CLASS T: NET ASSET VALUE and       $15.77
redemption price per share
 ($166,957,709 (divided by)
10,587,966 shares)

Maximum offering price per         $16.34
share (100/96.50 of $15.77)

CLASS B: NET ASSET VALUE and       $15.68
offering price per share
($81,390,403 (divided by)
5,191,710 shares) A

CLASS C: NET ASSET VALUE and       $15.67
offering price per share
($47,692,760 (divided by)
3,043,211 shares) A

INSTITUTIONAL CLASS: NET           $15.89
ASSET VALUE, offering price
and redemption price   per
share ($1,750,615 (divided
by) 110,171 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                 SIX MONTHS ENDED MAY 31,
                                         2000 (UNAUDITED)

INVESTMENT INCOME                               $ 351,835
Dividends

Interest                                         371,392

Security lending                                 9,478

 TOTAL INCOME                                    732,705

EXPENSES

Management fee                   $ 609,803

Transfer agent fees               283,756

Distribution fees                 722,718

Accounting and security           47,774
lending fees

Non-interested trustees'          263
compensation

Custodian fees and expenses       24,308

Registration fees                 152,653

Audit                             11,969

Legal                             580

Miscellaneous                     580

 Total expenses before            1,854,404
reductions

 Expense reductions               (27,834)       1,826,570

NET INVESTMENT INCOME (LOSS)                     (1,093,865)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (38,373,680)

 Foreign currency transactions    (9,639)        (38,383,319)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            5,537,387

 Assets and liabilities in        (120)          5,537,267
foreign currencies

NET GAIN (LOSS)                                  (32,846,052)

NET INCREASE (DECREASE) IN                      $ (33,939,917)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              SIX MONTHS ENDED MAY 31, 2000  DECEMBER 28, 1998
                              (UNAUDITED)                    (COMMENCEMENT OF OPERATIONS)
                                                             TO NOVEMBER 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (1,093,865)                  $ (287,507)
income (loss)

 Net realized gain (loss)      (38,383,319)                   (902,923)

 Change in net unrealized      5,537,267                      8,335,188
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    (33,939,917)                   7,144,758
NET ASSETS RESULTING  FROM
OPERATIONS

Share transactions - net       287,383,849                    56,504,777
increase (decrease)

  TOTAL INCREASE (DECREASE)    253,443,932                    63,649,535
IN NET ASSETS

NET ASSETS

 Beginning of period           63,649,535                     -

 End of period (including     $ 317,093,467                  $ 63,649,535
accumulated net investment
loss of $1,093,865 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  PERIOD ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.44                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)                          (.10)

Net realized and unrealized       2.45 H                         3.54
gain (loss)

Total from investment             2.39                           3.44
operations

Net asset value, end of period   $ 15.83                        $ 13.44

TOTAL RETURN B, C                 17.78%                         34.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,302                       $ 4,493
(000 omitted)

Ratio of expenses to average      1.37% A                        1.75% A, F
net assets

Ratio of expenses to average      1.34% A, G                     1.70% A, G
net assets after  expense
reductions

Ratio of net investment           (.65)% A                       (.94)% A
income (loss) to average net
assets

Portfolio turnover                368% A                         381% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  PERIOD ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.40                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.13)

Net realized and unrealized       2.44 H                         3.53
gain (loss)

Total from investment             2.37                           3.40
operations

Net asset value, end of period   $ 15.77                        $ 13.40

TOTAL RETURN B, C                 17.69%                         34.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 166,958                      $ 31,971
(000 omitted)

Ratio of expenses to average      1.55% A                        2.00% A, F
net assets

Ratio of expenses to average      1.53% A, G                     1.95% A, G
net assets after  expense
reductions

Ratio of net investment           (.83)% A                       (1.19)% A
income (loss) to average net
assets

Portfolio turnover                368% A                         381% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  PERIOD ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.35                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.12)                          (.19)

Net realized and unrealized       2.45 H                         3.54
gain (loss)

Total from investment             2.33                           3.35
operations

Net asset value, end of period   $ 15.68                        $ 13.35

TOTAL RETURN B, C                 17.45%                         33.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 81,390                       $ 17,163
(000 omitted)

Ratio of expenses to average      2.12% A                        2.50% A, F
net assets

Ratio of expenses to average      2.09% A, G                     2.45% A, G
net assets after  expense
reductions

Ratio of net investment           (1.40)% A                      (1.69)% A
income (loss) to average net
assets

Portfolio turnover                368% A                         381% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  PERIOD ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.35                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.11)                          (.19)

Net realized and unrealized       2.43 H                         3.54
gain (loss)

Total from investment             2.32                           3.35
operations

Net asset value, end of period   $ 15.67                        $ 13.35

TOTAL RETURN B, C                 17.38%                         33.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 47,693                       $ 9,224
(000 omitted)

Ratio of expenses to average      2.05% A                        2.50% A, F
net assets

Ratio of expenses to average      2.02% A, G                     2.45% A, G
net assets after  expense
reductions

Ratio of net investment           (1.33)% A                      (1.69)% A
income (loss) to average net
assets

Portfolio turnover                368% A                         381% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  PERIOD ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.47                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.08)

Net realized and unrealized       2.45 H                         3.55
gain (loss)

Total from investment             2.42                           3.47
operations

Net asset value, end of period   $ 15.89                        $ 13.47

TOTAL RETURN B, C                 17.97%                         34.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,751                        $ 798
(000 omitted)

Ratio of expenses to average      1.07% A                        1.50% A, F
net assets

Ratio of expenses to average      1.05% A, G                     1.45% A, G
net assets after  expense
reductions

Ratio of net investment           (.36)% A                       (.69)% A
income (loss) to average net
assets

Portfolio turnover                368% A                         381% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Dynamic Capital Appreciation Fund(the fund) (formerly Fidelity Advisor Retirement Growth Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $671,243,267 and $381,051,122, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 15,333     $ 0

CLASS T    284,063      48

CLASS B    257,708      193,281

CLASS C    165,614      117,797

          $ 722,718    $ 311,126


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 223,134    $ 67,133

CLASS T    461,991      119,610

CLASS B    30,105       30,105 *

CLASS C    6,277        6,277 *

          $ 721,507    $ 223,125

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 19,400   .32*

CLASS T                 141,479   .25*

CLASS B                 79,990    .31*

CLASS C                 40,947    .25*

INSTITUTIONAL CLASS     1,940     .27*

                       $ 283,756

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $19,753 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $814,500. The fund received cash collateral of $846,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $23,277 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,557 under the custodian arrangement.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                            SHARES                                             DOLLARS

                            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER
                                                                                                         30,

                            2000                      1999 A                   2000                      1999 A



CLASS A Shares sold          994,170                   375,743                 $ 17,863,076              $ 4,456,409

Shares redeemed              (109,390)                 (41,476)                 (1,845,808)               (503,397)

Net increase (decrease)      884,780                   334,267                 $ 16,017,268              $ 3,953,012

CLASS T Shares sold          9,656,872                 2,551,320               $ 178,229,676             $ 30,521,657

Shares redeemed              (1,455,309)               (164,917)                (24,923,737)              (2,060,293)

Net increase (decrease)      8,201,563                 2,386,403               $ 153,305,939             $ 28,461,364

CLASS B Shares sold          4,290,267                 1,391,638               $ 78,731,653              $ 16,541,336

Shares redeemed              (384,032)                 (106,163)                (6,967,355)               (1,281,245)

Net increase (decrease)      3,906,235                 1,285,475               $ 71,764,298              $ 15,260,091

CLASS C Shares sold          3,249,807                 756,727                 $ 60,955,816              $ 8,960,631

Shares redeemed              (897,516)                 (65,807)                 (15,592,694)              (786,872)

Net increase (decrease)      2,352,291                 690,920                 $ 45,363,122              $ 8,173,759

INSTITUTIONAL CLASS Shares   59,627                    64,886                  $ 1,081,184               $ 726,218
sold

Shares redeemed              (8,682)                   (5,660)                  (147,962)                 (69,667)

Net increase (decrease)      50,945                    59,226                  $ 933,222                 $ 656,551


A SHARE TRANSACTIONS ARE FOR THE PERIOD DECEMBER 28, 1998
(COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
J. Fergus Shiel, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

ARG-SANN-0700  106144
1.721258.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
DYNAMIC CAPITAL APPRECIATION
FUND - INSTITUTIONAL CLASS
(FORMERLY FIDELITY ADVISOR
RETIREMENT GROWTH FUND)

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 24  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND - INST CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000    PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DYNAMIC CAP APP  17.97%         41.62%       58.90%
- INSTITUTIONAL CL

S&P 500                       2.90%          10.48%       18.00%

Capital Appreciation Funds    8.57%          27.58%       n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000          PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV DYNAMIC CAP APP        41.62%       38.40%
- INSTITUTIONAL CL

S&P 500                             10.48%       12.32%

Capital Appreciation Funds          27.58%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Dynamic Cap App - CL I   S&P 500
             00724                       SP001
  1998/12/28      10000.00                    10000.00
  1998/12/31      10140.00                    10031.66
  1999/01/31      10840.00                    10451.19
  1999/02/28      10450.00                    10126.36
  1999/03/31      11180.00                    10531.52
  1999/04/30      11400.00                    10939.40
  1999/05/31      11220.00                    10681.13
  1999/06/30      12170.00                    11273.93
  1999/07/31      12100.00                    10921.96
  1999/08/31      12160.00                    10867.89
  1999/09/30      11830.00                    10570.00
  1999/10/31      12400.00                    11238.87
  1999/11/30      13470.00                    11467.36
  1999/12/31      16840.00                    12142.79
  2000/01/31      16410.00                    11532.73
  2000/02/29      21280.00                    11314.42
  2000/03/31      19610.00                    12421.31
  2000/04/30      17110.00                    12047.55
  2000/05/31      15890.00                    11800.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 110252 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Capital Appreciation Fund - Institutional Class on December 28, 1998, when the fund started. As the chart shows, by May 31, 2000 the value of the investment would have grown to $15,890 - a 58.90% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,800 - an 18.00% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 13.01% AND 40.45%, RESPECTIVELY; AND THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 40.45%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 7.79% AND 17.37%, RESPECTIVELY; AND THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 17.37%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Fergus Shiel)

An interview with Fergus Shiel, Portfolio Manager of Fidelity Advisor Dynamic Capital Appreciation Fund

Q. HOW DID THE FUND PERFORM, FERGUS?

A. Quite well. For the six months that ended May 31, 2000, the fund's Institutional Class shares returned 17.97%. In comparison, the Standard & Poor's 500 Index returned 2.90% and the capital appreciation funds average tracked by Lipper Inc. returned 8.57% for the same period. For the 12 months that ended May 31, 2000, the fund's Institutional Class shares returned 41.62%, while the S&P 500 Index and the Lipper peer group returned 10.48% and 27.58%, respectively, during the same period.

Q. WHAT HELPED THE FUND OUTPERFORM BOTH THE S&P 500 AND THE PEER GROUP DURING THE SIX-MONTH PERIOD?

A. Performance was enhanced by strong stock selection and an overweighting in the technology sector, despite a technology correction in the second half of the six-month period. Although underweighted in the energy sector relative to the index, the fund got a boost from specific stock positions. In this sector, I focused on energy services stocks, such as Halliburton, which typically experience strong earnings growth in a climate of rising oil prices. Elsewhere, specific nondurables stocks - such as tobacco company RJ Reynolds, which was as cheap as it had been since the mid-1980s - also boosted returns. Finally, the fund's focus on certain biotechnology stocks with strong earnings and solid product development - such as Immunex and Medimmune, which was eliminated by the end of the period - benefited the fund.

Q. THE FUND'S TECHNOLOGY WEIGHTING ROSE TO 64.3% OF NET ASSETS AT THE END OF THE PERIOD, FROM 47.7% SIX MONTHS AGO. WHAT WAS YOUR STRATEGY THERE?

A. I thought the technology sector afforded investors the best opportunity for growth in the marketplace. Other than energy prices, it was hard to find big pockets of inflation in the economy, despite government figures that may have been interpreted otherwise. Certainly, very few companies had the luxury of increasing their prices. As a result, the only consistent way for companies to grow revenues was to increase unit sales. The broadest sector of the market experiencing high unit-sales growth was technology, hence the fund's emphasis in that area.

Q. THE TECHNOLOGY SECTOR PEAKED ON MARCH 10, THEN WENT THROUGH A
SEVERE PERIOD OF VOLATILITY AND A CORRECTION. DID THIS ENVIRONMENT ALTER YOUR STRATEGY?

A. It was a pretty horrible 10 weeks or so, but I saw this as an opportunity to upgrade the fund's technology positions. I bought more of some industry leaders in the wireless and network build-out subsectors - such as Micron Technology, which I added to the fund earlier in the period, and Nokia. At the same time, I eliminated or reduced some companies that had performed well, but were early in their corporate life cycles and weren't earning significant profits - such as Akamai Technologies and interactive TV technology provider Liberate Technologies.

Q. WHICH STOCKS PERFORMED WELL?

A. Micron Technology, one of the fund's largest positions and its top performer, got a boost from the market's demand for dynamic random access memory chips, or DRAM, which are used in personal computers. Another top contributor, Ericsson, was recognized by the market as the leader in providing wireless infrastructure products.

Q. WHAT STOCKS DISAPPOINTED?

A. Motorola was a disappointment. It continued to produce lower margins than its major competitors, and first-quarter business trends were not as promising as expected in either its cellular handset or mobile infrastructure divisions. Another detractor was Globalstar, a company building a global satellite telephony system marketed toward remote areas. Unfortunately, the service launch was not as smooth as expected. I sold the fund's entire positions in both stocks by the end of the period.

Q. WHAT'S YOUR OUTLOOK?

A. Going forward, I would be surprised if the market focused as powerfully on technology stocks as it did in late 1999 and early 2000. Rather, I think there could be sharp rotational shifts between sectors vying for market leadership over the next few months. Ultimately, however, I think the market will return to growth. In this environment, I will focus on the market leaders in various industries, not the second-tier companies with slowing fundamentals. Prices of leading companies that have good fundamentals and strong earnings growth may still go down due to market volatility, but they'll have the best opportunity to come back when the market rebounds.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide capital
appreciation

START DATE: December 28, 1998

SIZE: as of May 31, 2000,
more than $317 million

MANAGER: J. Fergus Shiel,
since inception; joined
Fidelity in 1989

FERGUS SHIEL ON THE
TECHNOLOGY SECTOR:

"Company-by-company
fundamental evaluations are very
important in the technology sector,
as opposed to making a conscious
decision to buy technology stocks in
general. I do not manage a fund by
considering what the technology
sector weighting should or
shouldn't be. Rather, I try to own
companies that have a significant
advantage in the marketplace in
which they compete, with strong
or accelerating unit growth, and
those that are on the front end of
defensible product cycles.

"The most important factor in
owning technology stocks is the
product cycles. All things being
equal, if another company has a
product that's marginally better
than yours, it will dramatically
outsell your company's product.
So being No. 2 in technology is just
a terrible place to be. Investors
often can get lured into buying these
second-tier technology companies
based on the decline in the stock
price, while hoping for a
turnaround. While these
turnarounds can occur from time to
time, they are very rare.

"In this sector, it is best to focus on
the market leaders. For example,
Texas Instruments has the
potential to be as integral to the
wireless communications market
as Intel was to the personal
computer, given its strategic
position supplying the wireless
industry. Leading companies with
strong fundamentals and robust
product cycles are where I will
continue to focus my energy in the
months ahead."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

RJ Reynolds Tobacco Holdings,   5.9                     2.3
Inc.

Nokia AB sponsored ADR          5.1                     3.5

Philip Morris Companies, Inc.   4.4                     0.0

Micron Technology, Inc.         4.4                     0.0

Redback Networks, Inc.          4.0                     3.3

Immunex Corp.                   4.0                     2.9

Brocade Communications          3.7                     2.7
Systems, Inc.

General Electric Co.            3.6                     0.0

E Tek Dynamics, Inc.            3.6                     0.0

Advanced Micro Devices, Inc.    3.3                     0.0

                                42.0                    14.7

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      64.3                    47.7

Nondurables                     10.3                    2.4

Industrial Machinery &          6.1                     2.9
Equipment

Media & Leisure                 5.9                     3.3

Health                          5.2                     12.0



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                           100.1%                       Stocks                                 94.0%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 (0.1)% A                     Net Other Assets                        6.0%

* FOREIGN  INVESTMENTS             9.9%                       ** FOREIGN INVESTMENTS                  8.7%

Row: 1, Col: 1, Value: 100.1                                  Row: 1, Col: 1, Value: 94.0
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.3
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0                                    Row: 1, Col: 8, Value: 6.0





A SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.


INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 100.1%

                                 SHARES                     VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
0.4%

REAL ESTATE INVESTMENT TRUSTS
- 0.4%

Pinnacle Holdings, Inc. (a)       24,800                    $ 1,215,200

DURABLES - 1.5%

CONSUMER ELECTRONICS - 1.5%

Gemstar International Group       107,900                    4,579,006
Ltd. (a)

ENERGY - 2.9%

ENERGY SERVICES - 2.8%

Global Marine, Inc.               30,000                     849,375

Halliburton Co.                   100,000                    5,100,000

Helmerich & Payne, Inc.           30,000                     1,117,500

Parker Drilling Co. (a)           100,000                    606,250

Tidewater, Inc.                   30,000                     1,166,250

                                                             8,839,375

OIL & GAS - 0.1%

Cabot Oil & Gas Corp. Class A     15,500                     386,531

TOTAL ENERGY                                                 9,225,906

FINANCE - 0.1%

SECURITIES INDUSTRY - 0.1%

Diversinet Corp. (a)              13,500                     121,784

HEALTH - 5.2%

DRUGS & PHARMACEUTICALS - 5.0%

Human Genome Sciences, Inc.       4,700                      412,425
(a)

Immunex Corp. (a)                 490,000                    12,678,750

IVAX Corp. (a)                    30,000                     1,128,750

Millennium Pharmaceuticals,       20,000                     1,672,500
Inc. (a)

                                                             15,892,425

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Oxford Health Plans, Inc. (a)     30,000                     637,500

TOTAL HEALTH                                                 16,529,925

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.1%

ELECTRICAL EQUIPMENT - 6.1%

Alcatel SA sponsored ADR          94,700                     5,167,069

General Electric Co.              220,000                    11,577,500

SonicWALL, Inc.                   45,000                     2,711,250

                                                             19,455,819

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

MEDIA & LEISURE - 5.9%

BROADCASTING - 3.1%

American Tower Corp. Class A      53,600                    $ 1,989,900
(a)

EchoStar Communications Corp.     175,900                    7,025,006
Class A (a)

Spectrasite Holdings, Inc. (a)    42,900                     726,619

                                                             9,741,525

ENTERTAINMENT - 2.4%

AFC Ajax NV                       14,159                     114,790

Celtic PLC (a)                    432,100                    1,491,441

Manchester United PLC             395,648                    1,929,684

Mandalay Resort Group (a)         93,800                     1,987,388

MGM Grand, Inc.                   12,900                     419,250

Park Place Entertainment          133,600                    1,686,700
Corp. (a)

                                                             7,629,253

LEISURE DURABLES & TOYS - 0.1%

Callaway Golf Co.                 16,100                     291,813

LODGING & GAMING - 0.2%

Mirage Resorts, Inc. (a)          30,000                     628,125

PUBLISHING - 0.1%

Gannett Co., Inc.                 5,000                      323,750

TOTAL MEDIA & LEISURE                                        18,614,466

NONDURABLES - 10.3%

TOBACCO - 10.3%

DIMON, Inc.                       10,000                     22,500

Philip Morris Companies, Inc.     540,900                    14,131,013

RJ Reynolds Tobacco Holdings,     670,000                    18,592,495
Inc.

Standard Commercial Corp.         10,000                     31,250

                                                             32,777,258

RETAIL & WHOLESALE - 2.0%

APPAREL STORES - 0.6%

AnnTaylor Stores Corp. (a)        30,000                     780,000

Talbots, Inc.                     20,000                     1,142,500

                                                             1,922,500

GENERAL MERCHANDISE STORES -
0.8%

Arnotts PLC                       34,000                     213,506

Kohls Corp. (a)                   43,400                     2,245,950

                                                             2,459,456

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.6%

Home Depot, Inc.                  27,000                    $ 1,317,938

Williams-Sonoma, Inc. (a)         20,000                     641,250

                                                             1,959,188

TOTAL RETAIL & WHOLESALE                                     6,341,144

SERVICES - 0.1%

Marlborough International PLC     122,400                    206,495
(a)

TECHNOLOGY - 64.3%

COMMUNICATIONS EQUIPMENT -
12.0%

Cisco Systems, Inc. (a)           136,400                    7,766,275

Corning, Inc.                     26,000                     5,029,375

Nokia AB sponsored ADR            310,000                    16,120,000

Nortel Networks Corp.             35,000                     1,865,185

Oni Systems Corp.                 200                        5,000

Sycamore Networks, Inc.           60,000                     5,017,500

Telefonaktiebolaget LM            110,000                    2,255,000
Ericsson sponsored ADR

                                                             38,058,335

COMPUTER SERVICES & SOFTWARE
- 22.0%

Art Technology Group, Inc.        26,700                     1,566,956

BEA Systems, Inc. (a)             124,600                    4,501,175

Broadbase Software, Inc.          70,000                     1,470,000

Ceridian Corp. (a)                12,300                     296,738

Corsair Communictions, Inc.       133,500                    3,020,438
(a)

E.piphany, Inc.                   10,000                     781,250

Keynote Systems, Inc.             50,000                     1,740,625

Mercury Interactive Corp. (a)     69,700                     5,907,075

Network Solutions, Inc. Class     71,300                     10,539,031
A (a)

OnDisplay, Inc.                   13,900                     639,400

OpenTV Corp.                      24,100                     1,090,525

PC-Tel, Inc.                      65,000                     1,738,750

PSW Technologies, Inc. (a)        100,000                    962,500

Puma Technology, Inc. (a)         11,000                     242,000

Puma Technology, Inc. (c)         10,800                     242,325

Redback Networks, Inc.            152,900                    12,824,488

SEI Investments Co.               5,000                      700,781

Software.com, Inc.                15,500                     1,305,875

Tumbleweed Communications         59,700                     2,070,844
Corp.

VeriSign, Inc. (a)                52,600                     7,120,725

VERITAS Software Corp. (a)        60,000                     6,990,000

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Vertel Corp. (a)                  55,500                    $ 655,594

Vignette Corp. (a)                105,300                    2,902,331

Wink Communications, Inc.         20,000                     432,500

                                                             69,741,926

COMPUTERS & OFFICE EQUIPMENT
- 10.0%

Brocade Communications            100,800                    11,888,100
Systems, Inc.

Communication Intelligence        70,000                     144,375
Corp. (a)

Extended Systems, Inc. (a)        62,600                     2,014,938

ION Networks, Inc. (a)            50,000                     302,344

Juniper Networks, Inc.            50,000                     8,759,375

Network Appliance, Inc. (a)       131,100                    8,464,144

Pitney Bowes, Inc.                5,000                      217,500

                                                             31,790,776

ELECTRONIC INSTRUMENTS - 1.4%

Agilent Technologies, Inc.        45,000                     3,313,125

Biomira, Inc. (a)                 10,000                     80,187

PerkinElmer, Inc.                 20,000                     1,050,000

                                                             4,443,312

ELECTRONICS - 18.9%

Advanced Micro Devices, Inc.      130,000                    10,586,875
(a)

Applied Micro Circuits Corp.      30,100                     2,987,425
(a)

Avnet, Inc.                       5,000                      345,938

E Tek Dynamics, Inc. (a)          62,100                     11,414,756

Micron Technology, Inc. (a)       200,000                    13,987,500

PMC-Sierra, Inc. (a)              13,000                     1,992,250

RF Micro Devices, Inc. (a)        23,000                     2,415,000

SDL, Inc. (a)                     11,000                     2,492,188

Semtech Corp. (a)                 5,000                      278,750

Texas Instruments, Inc.           140,800                    10,172,800

Tyco International Ltd.           70,000                     3,294,375

                                                             59,967,857

TOTAL TECHNOLOGY                                             204,002,206

TRANSPORTATION - 0.1%

AIR TRANSPORTATION - 0.0%

Ryanair Holdings PLC              4,600                      186,300
sponsored ADR (a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

SHIPPING - 0.1%

Irish Continental Group PLC       24,400                    $ 208,107

TOTAL TRANSPORTATION                                         394,407

UTILITIES - 1.2%

CELLULAR - 1.2%

Crown Castle International        50,100                     1,311,994
Corp. (a)

SBA Communications Corp.          31,900                     1,188,275
Class A

VoiceStream Wireless Corp. (a)    10,400                     1,190,800

                                                             3,691,069

ELECTRIC UTILITY - 0.0%

AES Corp. (a)                     400                        34,900

TOTAL UTILITIES                                              3,725,969

TOTAL COMMON STOCKS                                          317,189,585
(Cost $303,317,010)

CASH EQUIVALENTS - 2.2%



Taxable Central Cash Fund,        7,043,779                  7,043,779
6.37% (b) (Cost $7,043,779)

TOTAL INVESTMENT PORTFOLIO -                                 324,233,364
102.3%
(Cost $310,360,789)

NET OTHER ASSETS - (2.3)%                                    (7,139,897)

NET ASSETS - 100%                                          $ 317,093,467

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $242,325 or 0.1% of net assets.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $321,874,253. Net unrealized appreciation aggregated $2,359,111, of which $41,992,915 related to appreciated investment securities and $39,633,804 related to depreciated investment securities.

At November 30, 1999, the fund had a capital loss carryforward of approximately $416,000 all of which will expire on November 30, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 324,233,364
value (cost $310,360,789) -
See accompanying schedule

Receivable for investments                   3,625,038
sold

Receivable for fund shares                   1,393,560
sold

Dividends receivable                         62,169

Interest receivable                          65,372

 TOTAL ASSETS                                329,379,503

LIABILITIES

Payable to custodian bank      $ 218

Payable for investments         10,663,796
purchased

Payable for fund shares         268,235
redeemed

Accrued management fee          146,280

Distribution fees payable       173,960

Other payables and accrued      187,547
expenses

Collateral on securities        846,000
loaned, at value

 TOTAL LIABILITIES                           12,286,036

NET ASSETS                                  $ 317,093,467

Net Assets consist of:

Paid in capital                             $ 343,601,289

Accumulated net investment                   (1,093,865)
loss

Accumulated undistributed net                (39,286,412)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  13,872,455
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 317,093,467

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $15.83
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($19,301,980 (divided by)
1,219,047 shares)

Maximum offering price per         $16.80
share (100/94.25 of $15.83)

CLASS T: NET ASSET VALUE and       $15.77
redemption price per share
 ($166,957,709 (divided by)
10,587,966 shares)

Maximum offering price per         $16.34
share (100/96.50 of $15.77)

CLASS B: NET ASSET VALUE and       $15.68
offering price per share
($81,390,403 (divided by)
5,191,710 shares) A

CLASS C: NET ASSET VALUE and       $15.67
offering price per share
($47,692,760 (divided by)
3,043,211 shares) A

INSTITUTIONAL CLASS: NET           $15.89
ASSET VALUE, offering price
and redemption price   per
share ($1,750,615 (divided
by) 110,171 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                 SIX MONTHS ENDED MAY 31,
                                         2000 (UNAUDITED)

INVESTMENT INCOME                               $ 351,835
Dividends

Interest                                         371,392

Security lending                                 9,478

 TOTAL INCOME                                    732,705

EXPENSES

Management fee                   $ 609,803

Transfer agent fees               283,756

Distribution fees                 722,718

Accounting and security           47,774
lending fees

Non-interested trustees'          263
compensation

Custodian fees and expenses       24,308

Registration fees                 152,653

Audit                             11,969

Legal                             580

Miscellaneous                     580

 Total expenses before            1,854,404
reductions

 Expense reductions               (27,834)       1,826,570

NET INVESTMENT INCOME (LOSS)                     (1,093,865)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (38,373,680)

 Foreign currency transactions    (9,639)        (38,383,319)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            5,537,387

 Assets and liabilities in        (120)          5,537,267
foreign currencies

NET GAIN (LOSS)                                  (32,846,052)

NET INCREASE (DECREASE) IN                      $ (33,939,917)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              SIX MONTHS ENDED MAY 31, 2000  DECEMBER 28, 1998
                              (UNAUDITED)                    (COMMENCEMENT OF OPERATIONS)
                                                             TO NOVEMBER 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (1,093,865)                  $ (287,507)
income (loss)

 Net realized gain (loss)      (38,383,319)                   (902,923)

 Change in net unrealized      5,537,267                      8,335,188
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    (33,939,917)                   7,144,758
NET ASSETS RESULTING  FROM
OPERATIONS

Share transactions - net       287,383,849                    56,504,777
increase (decrease)

  TOTAL INCREASE (DECREASE)    253,443,932                    63,649,535
IN NET ASSETS

NET ASSETS

 Beginning of period           63,649,535                     -

 End of period (including     $ 317,093,467                  $ 63,649,535
accumulated net investment
loss of $1,093,865 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  PERIOD ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.44                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)                          (.10)

Net realized and unrealized       2.45 H                         3.54
gain (loss)

Total from investment             2.39                           3.44
operations

Net asset value, end of period   $ 15.83                        $ 13.44

TOTAL RETURN B, C                 17.78%                         34.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,302                       $ 4,493
(000 omitted)

Ratio of expenses to average      1.37% A                        1.75% A, F
net assets

Ratio of expenses to average      1.34% A, G                     1.70% A, G
net assets after  expense
reductions

Ratio of net investment           (.65)% A                       (.94)% A
income (loss) to average net
assets

Portfolio turnover                368% A                         381% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  PERIOD ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.40                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.13)

Net realized and unrealized       2.44 H                         3.53
gain (loss)

Total from investment             2.37                           3.40
operations

Net asset value, end of period   $ 15.77                        $ 13.40

TOTAL RETURN B, C                 17.69%                         34.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 166,958                      $ 31,971
(000 omitted)

Ratio of expenses to average      1.55% A                        2.00% A, F
net assets

Ratio of expenses to average      1.53% A, G                     1.95% A, G
net assets after  expense
reductions

Ratio of net investment           (.83)% A                       (1.19)% A
income (loss) to average net
assets

Portfolio turnover                368% A                         381% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  PERIOD ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.35                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.12)                          (.19)

Net realized and unrealized       2.45 H                         3.54
gain (loss)

Total from investment             2.33                           3.35
operations

Net asset value, end of period   $ 15.68                        $ 13.35

TOTAL RETURN B, C                 17.45%                         33.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 81,390                       $ 17,163
(000 omitted)

Ratio of expenses to average      2.12% A                        2.50% A, F
net assets

Ratio of expenses to average      2.09% A, G                     2.45% A, G
net assets after  expense
reductions

Ratio of net investment           (1.40)% A                      (1.69)% A
income (loss) to average net
assets

Portfolio turnover                368% A                         381% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  PERIOD ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.35                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.11)                          (.19)

Net realized and unrealized       2.43 H                         3.54
gain (loss)

Total from investment             2.32                           3.35
operations

Net asset value, end of period   $ 15.67                        $ 13.35

TOTAL RETURN B, C                 17.38%                         33.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 47,693                       $ 9,224
(000 omitted)

Ratio of expenses to average      2.05% A                        2.50% A, F
net assets

Ratio of expenses to average      2.02% A, G                     2.45% A, G
net assets after  expense
reductions

Ratio of net investment           (1.33)% A                      (1.69)% A
income (loss) to average net
assets

Portfolio turnover                368% A                         381% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  PERIOD ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.47                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.08)

Net realized and unrealized       2.45 H                         3.55
gain (loss)

Total from investment             2.42                           3.47
operations

Net asset value, end of period   $ 15.89                        $ 13.47

TOTAL RETURN B, C                 17.97%                         34.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,751                        $ 798
(000 omitted)

Ratio of expenses to average      1.07% A                        1.50% A, F
net assets

Ratio of expenses to average      1.05% A, G                     1.45% A, G
net assets after  expense
reductions

Ratio of net investment           (.36)% A                       (.69)% A
income (loss) to average net
assets

Portfolio turnover                368% A                         381% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Dynamic Capital Appreciation Fund(the fund) (formerly Fidelity Advisor Retirement Growth Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $671,243,267 and $381,051,122, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 15,333     $ 0

CLASS T    284,063      48

CLASS B    257,708      193,281

CLASS C    165,614      117,797

          $ 722,718    $ 311,126


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 223,134    $ 67,133

CLASS T    461,991      119,610

CLASS B    30,105       30,105 *

CLASS C    6,277        6,277 *

          $ 721,507    $ 223,125

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 19,400   .32*

CLASS T                 141,479   .25*

CLASS B                 79,990    .31*

CLASS C                 40,947    .25*

INSTITUTIONAL CLASS     1,940     .27*

                       $ 283,756

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $19,753 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $814,500. The fund received cash collateral of $846,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $23,277 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,557 under the custodian arrangement.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                            SHARES                                             DOLLARS

                            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER
                                                                                                         30,

                            2000                      1999 A                   2000                      1999 A



CLASS A Shares sold          994,170                   375,743                 $ 17,863,076              $ 4,456,409

Shares redeemed              (109,390)                 (41,476)                 (1,845,808)               (503,397)

Net increase (decrease)      884,780                   334,267                 $ 16,017,268              $ 3,953,012

CLASS T Shares sold          9,656,872                 2,551,320               $ 178,229,676             $ 30,521,657

Shares redeemed              (1,455,309)               (164,917)                (24,923,737)              (2,060,293)

Net increase (decrease)      8,201,563                 2,386,403               $ 153,305,939             $ 28,461,364

CLASS B Shares sold          4,290,267                 1,391,638               $ 78,731,653              $ 16,541,336

Shares redeemed              (384,032)                 (106,163)                (6,967,355)               (1,281,245)

Net increase (decrease)      3,906,235                 1,285,475               $ 71,764,298              $ 15,260,091

CLASS C Shares sold          3,249,807                 756,727                 $ 60,955,816              $ 8,960,631

Shares redeemed              (897,516)                 (65,807)                 (15,592,694)              (786,872)

Net increase (decrease)      2,352,291                 690,920                 $ 45,363,122              $ 8,173,759

INSTITUTIONAL CLASS Shares   59,627                    64,886                  $ 1,081,184               $ 726,218
sold

Shares redeemed              (8,682)                   (5,660)                  (147,962)                 (69,667)

Net increase (decrease)      50,945                    59,226                  $ 933,222                 $ 656,551


A SHARE TRANSACTIONS ARE FOR THE PERIOD DECEMBER 28, 1998
(COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1999.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
J. Fergus Shiel, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant  (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

ARGI-SANN-0700  106145
1.721260.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
SMALL CAP
FUND - CLASS A, CLASS T, CLASS B AND
CLASS C

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the last six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  27  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 36  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR SMALL CAP FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV SMALL CAP - CL A  -3.79%         17.97%       91.52%

FIDELITY ADV SMALL CAP - CL A  -9.32%         11.19%       80.51%
 (INCL. 5.75% SALES CHARGE)

Russell 2000                   5.50%          9.91%        38.08%

Small Cap Funds Average        9.64%          26.64%       n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 853 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV SMALL CAP - CL A    17.97%       45.72%

FIDELITY ADV SMALL CAP - CL A    11.19%       40.80%
 (INCL. 5.75% SALES CHARGE)

Russell 2000                     9.91%        20.56%

Small Cap Funds Average          26.64%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Small Cap -CL A          Russell 2000
             00294                       RS002
  1998/09/09       9425.00                    10000.00
  1998/09/30       9594.65                    10330.77
  1998/10/31      10593.70                    10752.10
  1998/11/30      11639.88                    11315.43
  1998/12/31      13100.75                    12015.65
  1999/01/31      13835.48                    12175.32
  1999/02/28      13296.44                    11189.19
  1999/03/31      14119.19                    11363.87
  1999/04/30      15187.83                    12382.15
  1999/05/31      15301.31                    12563.02
  1999/06/30      16237.54                    13131.11
  1999/07/31      16256.46                    12770.81
  1999/08/31      16369.94                    12298.17
  1999/09/30      16776.59                    12300.86
  1999/10/31      17117.04                    12350.68
  1999/11/30      18762.54                    13088.13
  1999/12/31      22124.95                    14569.71
  2000/01/31      20051.40                    14335.74
  2000/02/29      22459.51                    16703.08
  2000/03/31      21993.42                    15601.84
  2000/04/30      19507.63                    14662.99
  2000/05/31      18051.11                    13808.41
IMATRL PRASUN   SHR__CHT 20000531 20000621 141000 R00000000000024

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class A on September 9, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $18,051 - an 80.51% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,808 - a 38.08% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks or bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

* THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER SMALL-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP GROWTH FUNDS AVERAGE WERE, 11.45% AND 47.27%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 47.27%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP SUPERGROUP AVERAGE WERE, 9.41% AND 24.19%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 24.19%.

FIDELITY ADVISOR SMALL CAP FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV SMALL CAP - CL T  -3.95%         17.58%       90.54%

FIDELITY ADV SMALL CAP - CL T  -7.31%         13.46%       83.87%
 (INCL. 3.50% SALES CHARGE)

Russell 2000                   5.50%          9.91%        38.08%

Small Cap Funds Average        9.64%          26.64%       n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 853 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV SMALL CAP - CL T    17.58%       45.28%

FIDELITY ADV SMALL CAP - CL T    13.46%       42.31%
 (INCL. 3.50% SALES CHARGE)

Russell 2000                     9.91%        20.56%

Small Cap Funds Average          26.64%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Small Cap -CL T          Russell 2000
             00299                       RS002
  1998/09/09       9650.00                    10000.00
  1998/09/30       9823.70                    10330.77
  1998/10/31      10856.25                    10752.10
  1998/11/30      11908.10                    11315.43
  1998/12/31      13394.20                    12015.65
  1999/01/31      14146.47                    12175.32
  1999/02/28      13594.56                    11189.19
  1999/03/31      14427.27                    11363.87
  1999/04/30      15521.42                    12382.15
  1999/05/31      15637.62                    12563.02
  1999/06/30      16576.84                    13131.11
  1999/07/31      16596.21                    12770.81
  1999/08/31      16712.40                    12298.17
  1999/09/30      17119.07                    12300.86
  1999/10/31      17457.97                    12350.68
  1999/11/30      19142.77                    13088.13
  1999/12/31      22564.16                    14569.71
  2000/01/31      20442.95                    14335.74
  2000/02/29      22896.50                    16703.08
  2000/03/31      22419.69                    15601.84
  2000/04/30      19876.74                    14662.99
  2000/05/31      18386.73                    13808.41
IMATRL PRASUN   SHR__CHT 20000531 20000621 141523 R00000000000024

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class T on September 9, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $18,387 - an 83.87% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,808 - a 38.08% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks or bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

* THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER SMALL-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP GROWTH FUNDS AVERAGE WERE, 11.45% AND 47.27%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 47.27%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP SUPERGROUP AVERAGE WERE, 9.41% AND 24.19%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 24.19%.

FIDELITY ADVISOR SMALL CAP FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV SMALL CAP - CL B  -4.16%         17.07%       88.78%

FIDELITY ADV SMALL CAP - CL B  -8.84%         12.07%       84.78%
 (INCL. CONTINGENT DEFERRED
SALES CHARGE)

Russell 2000                   5.50%          9.91%        38.08%

Small Cap Funds Average        9.64%          26.64%       n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 853 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV SMALL CAP - CL B    17.07%       44.50%

FIDELITY ADV SMALL CAP - CL B    12.07%       42.72%
 (INCL. CONTINGENT DEFERRED
SALES CHARGE)

Russell 2000                     9.91%        20.56%

Small Cap Funds Average          26.64%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Small Cap -CL B          Russell 2000
             00296                       RS002
  1998/09/09      10000.00                    10000.00
  1998/09/30      10170.00                    10330.77
  1998/10/31      11230.00                    10752.10
  1998/11/30      12310.00                    11315.43
  1998/12/31      13850.00                    12015.65
  1999/01/31      14619.52                    12175.32
  1999/02/28      14047.59                    11189.19
  1999/03/31      14900.48                    11363.87
  1999/04/30      16014.25                    12382.15
  1999/05/31      16124.62                    12563.02
  1999/06/30      17097.92                    13131.11
  1999/07/31      17107.95                    12770.81
  1999/08/31      17218.33                    12298.17
  1999/09/30      17629.72                    12300.86
  1999/10/31      17970.88                    12350.68
  1999/11/30      19696.72                    13088.13
  1999/12/31      23217.41                    14569.71
  2000/01/31      21024.19                    14335.74
  2000/02/29      23540.52                    16703.08
  2000/03/31      23037.25                    15601.84
  2000/04/30      20418.21                    14662.99
  2000/05/31      18478.00                    13808.41
IMATRL PRASUN   SHR__CHT 20000531 20000621 150240 R00000000000024

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class B on September 9, 1998, when the fund started. As the chart shows, by May 31, 2000, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $18,478 - an 84.78% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,808 - a 38.08% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks or bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

* THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER SMALL-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP GROWTH FUNDS AVERAGE WERE, 11.45% AND 47.27%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 47.27%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP SUPERGROUP AVERAGE WERE, 9.41% AND 24.19%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 24.19%.

FIDELITY ADVISOR SMALL CAP FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV SMALL CAP - CL C  -4.15%         17.09%       89.28%

FIDELITY ADV SMALL CAP - CL C  -5.08%         16.09%       89.28%
 (INCL. CONTINGENT DEFERRED
SALES CHARGE)

Russell 2000                   5.50%          9.91%        38.08%

Small Cap Funds Average        9.64%          26.64%       n/a

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 853 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV SMALL CAP - CL C    17.09%       44.72%

FIDELITY ADV SMALL CAP - CL C    16.09%       44.72%
 (INCL. CONTINGENT DEFERRED
SALES CHARGE)

Russell 2000                     9.91%        20.56%

Small Cap Funds Average          26.64%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Small Cap -CL C          Russell 2000
             00297                       RS002
  1998/09/09      10000.00                    10000.00
  1998/09/30      10180.00                    10330.77
  1998/10/31      11250.00                    10752.10
  1998/11/30      12340.00                    11315.43
  1998/12/31      13880.00                    12015.65
  1999/01/31      14659.56                    12175.32
  1999/02/28      14077.59                    11189.19
  1999/03/31      14940.51                    11363.87
  1999/04/30      16054.27                    12382.15
  1999/05/31      16164.65                    12563.02
  1999/06/30      17137.94                    13131.11
  1999/07/31      17147.97                    12770.81
  1999/08/31      17258.34                    12298.17
  1999/09/30      17679.77                    12300.86
  1999/10/31      18020.92                    12350.68
  1999/11/30      19746.76                    13088.13
  1999/12/31      23277.35                    14569.71
  2000/01/31      21084.27                    14335.74
  2000/02/29      23600.41                    16703.08
  2000/03/31      23107.45                    15601.84
  2000/04/30      20478.34                    14662.99
  2000/05/31      18927.57                    13808.41
IMATRL PRASUN   SHR__CHT 20000531 20000621 150629 R00000000000024

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class C on September 9, 1998, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $18,928 - an 89.28% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,808 - a 38.08% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks or bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

* THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER SMALL-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP GROWTH FUNDS AVERAGE WERE, 11.45% AND 47.27%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 47.27%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP SUPERGROUP AVERAGE WERE, 9.41% AND 24.19%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 24.19%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Harry Lange)

An interview with Harry Lange, Portfolio Manager of Fidelity
Advisor Small Cap Fund

Q. HOW DID THE FUND PERFORM, HARRY?

A. For the six months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned -3.79%, -3.95%, -4.16% and -4.15%, respectively. The Russell 2000 Index returned 5.50% during the same period, while the small cap funds average - as tracked by Lipper Inc. - returned 9.64%. For the 12 months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 17.97%, 17.58%, 17.07% and 17.09%, respectively. The Russell 2000 and
Lipper average returned 9.91% and 26.64%, respectively.

Q. WHY DID THE FUND TRAIL BOTH THE RUSSELL INDEX AND LIPPER PEER GROUP DURING THE SIX-MONTH PERIOD?

A. The fund's best performers six months ago - including many of its Internet-related holdings - turned out to be its worst performers this period. This reversal of fortune was due both to the technology slowdown we witnessed during the period as well as some company-specific issues that suppressed performance. High valuations finally caught up to the technology sector, and the end result was a harsh climate for smaller-cap, dot-com stocks. While the fund didn't have big positions in any one dot-com stock, several smaller positions
- including Shopnow.com and Sportsline.com - added up to hurt performance. The fund no longer held Shopnow.com at the end of the period. Pegasus Solutions - a company that specializes in online travel reservations - also performed poorly, but its weak performance was attributable more to shareholder concerns over an acquisition rather than the dot-com tumble.

Q. WHILE TECHNOLOGY HURT THE FUND, ITS TOP-10 HOLDINGS AT THE END OF THE PERIOD FELL INTO SEVEN DIFFERENT INDUSTRIES. DID THIS
DIVERSIFICATION OFFSET THE TECH WEAKNESS?

A. I don't have tangible proof, but I think my strategy of spreading around the fund's investments - and not having big bets in technology
- helped. What really hurt performance was the poor showing of several individual names, including some company-specific issues that caused slowdowns in earnings growth.

Q. YOU ADDED TO THE FUND'S INVESTMENTS IN BOTH NONDURABLE AND
BIOTECHNOLOGY STOCKS DURING THE PERIOD. WHAT WAS YOUR THINKING?

A. Nondurables were more of a defensive strategy, while biotechnology stocks - despite falling in sync with technology - still offered good long-term growth prospects. Signs of a slowing economy began to crop up during the period, and nondurables - such as food- and drug-related stocks - tend to be less sensitive to a slowdown. One solid performer was Canandaigua Brands, a leading distributor of alcoholic beverages. While biotechnology stocks are generally considered to be aggressive investments, one position I added during the period - Human Genome Sciences - has exposure to the pharmaceuticals industry, another area considered less susceptible to economic weakness. Gene-sequencing technology is becoming more popular in terms of discovering new drugs, and I liked Human Genome Sciences' growth potential. That being said, the fund's biotechnology investments detracted from performance during the period.

Q. DID YOU FOLLOW ANY OTHER STRATEGIES DURING THE PERIOD?

A. Along the same lines of a slowing economy, I tried to add to some of the fund's service-type names that have some exposure to technology. For example, people are still going to make airline reservations, so I bought shares in Travelocity.com. Another example was executive recruiting agency Korn/Ferry, which benefited from the general migration of the job search industry to the Web.

Q. WHICH OTHER STOCKS PERFORMED WELL FOR THE FUND? WHICH ONES WERE
DISAPPOINTING?

A. The fund's positions in oil and natural gas stocks such as BJ Services and Rowan benefited primarily from favorable supply/demand conditions. Disappointments included Polymer Group, which makes consumer and industrial non-woven fabrics, Talk City - which met with little success in trying to get its consumer research Web site off the ground - and Tumbleweed Communications, which provides advanced e-mail solutions for businesses. Tumbleweed's business profile remained solid, but it got lumped in with the falling dot-com group.

Q. WHAT'S YOUR OUTLOOK, HARRY?

A. I'm visualizing a slower-growth economy, but there will still be some exciting areas in technology worth looking at, particularly those that have valuable niches or services. Also, with more companies forced to cut costs, I may look for companies that could help in that regard. Small-cap stocks typically suffer when the economy slows, so the near-term could be pretty challenging. My goal is to anticipate the next upswing, and to have the fund positioned well when the market makes a move.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks long-term growth
of capital by investing
primarily in equity
securities of companies with
small market capitalizations

START DATE: September 9, 1998

SIZE: as of May 31, 2000,
more than $1.3 billion

MANAGER: Harry Lange, since
inception; research director,
Fidelity Investments Far East,
1988-1992; joined Fidelity
in 1987

HARRY LANGE ON
FINDING GOOD BUYS
AMID THE VOLATILITY:

"The correction we witnessed in
technology during the period was
a long time coming. Internet stock
prices had been shooting through
the roof, despite the fact that many
companies didn't have the earnings
to justify their worth. Now, as
valuation concerns have taken hold,
it's no longer enough to have a
catchy URL, or Internet address,
and venture-capital funding may be
harder to come by.

"The flip side of the volatility we've
seen is that it puts a premium on
creative stock picking. You have to
consider all kinds of concepts and
ideas and, with the Internet group
struggling, I managed to find a
couple of technology names that
performed well.

"Power-One - the fund's largest
holding at the end of the period
and its best performer - was one
example. The company makes
power supplies for the
telecommunications and PC
industries, and the good thing about
its business is that it sells products
to a wide range of leading telecom
and PC companies, including
Lucent Technologies, Nortel and
Cisco. Thus, its performance doesn't
necessarily hinge on one particular
sector. Another example was Kemet
Corp., which makes capacitors that
store, filter and regulate electrical
energy and current flow. These
devices are found in virtually all
electronic applications and
products."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Power-One, Inc.                   5.2                     1.2

Canandaigua Brands, Inc.          2.8                     2.6
Class A

ACNielsen Corp.                   2.7                     2.4

Copart, Inc.                      2.7                     1.5

BJ Services Co.                   2.6                     1.8

Radio One, Inc. Class A           2.5                     2.4

Polycom, Inc.                     2.2                     1.7

Cable Design Technology Corp.     2.2                     1.8

Semtech Corp.                     1.9                     3.2

Tumbleweed Communications Corp.   1.8                     1.2

                                  26.6                    19.8

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Technology                        35.1                    31.0

Services                          10.0                    9.5

Health                            9.0                     6.2

Media & Leisure                   7.6                     7.8

Retail & Wholesale                5.3                     5.6



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          96.5%                         Stocks                                 93.1%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 3.5%                         Net Other Assets                        6.9%

* FOREIGN  INVESTMENTS           3.0%                         ** FOREIGN  INVESTMENTS                 2.0%

Row: 1, Col: 1, Value: 96.5                                   Row: 1, Col: 1, Value: 93.09999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.5                                    Row: 1, Col: 8, Value: 6.9







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 96.5%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.1%

DEFENSE ELECTRONICS - 0.1%

Herley Industries, Inc. (a)       100,000                  $ 1,606

BASIC INDUSTRIES - 3.0%

CHEMICALS & PLASTICS - 0.5%

Arch Chemicals, Inc.              132,200                   2,280

Lyondell Chemical Co.             200,000                   3,338

Medical Manager Corp. (a)         62,500                    1,379

                                                            6,997

METALS & MINING - 2.5%

Cable Design Technology Corp.     1,035,000                 28,657
(a)

U.S. Aggregates, Inc.             200,000                   3,750

                                                            32,407

PAPER & FOREST PRODUCTS - 0.0%

Mercer International, Inc.        83,750                    701
(SBI)

TOTAL BASIC INDUSTRIES                                      40,105

CONSTRUCTION & REAL ESTATE -
4.3%

BUILDING MATERIALS - 1.4%

Fastenal Co.                      200,000                   12,625

Florida Rock Industries, Inc.     19,100                    756

Quixote Corp.                     250,000                   3,563

Rock of Ages Corp. Class A (a)    25,000                    125

Southdown, Inc.                   19,300                    1,185

                                                            18,254

CONSTRUCTION - 1.8%

Beazer Homes USA, Inc. (a)        45,000                    827

D.R. Horton, Inc.                 200,000                   2,613

Lennar Corp.                      1,050,000                 19,819

Pulte Corp.                       50,000                    1,109

                                                            24,368

REAL ESTATE - 0.0%

Boardwalk Equities, Inc. (a)      50,000                    419

REAL ESTATE INVESTMENT TRUSTS
- 1.1%

Alexandria Real Estate            20,000                    676
Equities, Inc.

Apartment Investment &            73,740                    2,954
Management Co. Class A

BRE Properties, Inc. Class A      100,000                   2,694

CenterPoint Properties Trust      11,820                    434

Duke-Weeks Realty Corp.           29,580                    638

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Glenborough Realty Trust,         105,670                  $ 1,638
Inc.

Home Properties of New York,      103,890                   2,961
Inc.

Reckson Associates Realty         100,000                   2,194
Corp.

                                                            14,189

TOTAL CONSTRUCTION & REAL                                   57,230
ESTATE

DURABLES - 4.9%

AUTOS, TIRES, & ACCESSORIES -
2.7%

Copart, Inc. (a)                  2,010,000                 35,678

Spartan Motors, Inc.              20,000                    90

                                                            35,768

CONSUMER DURABLES - 0.2%

CompX International, Inc.         102,534                   1,935
Class A

TEXTILES & APPAREL - 2.0%

Galey & Lord, Inc. (a)            15,350                    36

Liz Claiborne, Inc.               110,000                   4,324

Perry Ellis International,        39,600                    391
Inc. (a)

Polymer Group, Inc. (c)           2,667,000                 19,502

Skechers U.S.A., Inc. Class A,    200,000                   2,163

                                                            26,416

TOTAL DURABLES                                              64,119

ENERGY - 5.2%

ENERGY SERVICES - 4.6%

BJ Services Co. (a)               480,000                   34,380

Nabors Industries, Inc. (a)       100,000                   4,300

Oceaneering International,        200,000                   3,900
Inc. (a)

Rowan Companies, Inc. (a)         430,000                   13,357

Smith International, Inc. (a)     60,000                    4,744

Tidewater, Inc.                   14,520                    564

                                                            61,245

OIL & GAS - 0.6%

Cooper Cameron Corp. (a)          69,170                    4,825

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Frontier Oil Corp. (a)            300,000                  $ 2,100

Kerr-McGee Corp.                  14,501                    866

                                                            7,791

TOTAL ENERGY                                                69,036

FINANCE - 1.2%

BANKS - 0.3%

Bank of The Ozarks, Inc.          30,500                    499

Cathay Bancorp, Inc.              13,000                    597

First Union Corp.                 34,108                    1,200

Sterling Bancorp                  73,500                    1,167

Westamerica Bancorp.              27,630                    789

Whitney Holding Corp.             10,000                    389

                                                            4,641

CREDIT & OTHER FINANCE - 0.0%

Investors Financial Services      600                       48
Corp.

INSURANCE - 0.4%

ChoicePoint, Inc. (a)             99,645                    4,029

PMI Group, Inc.                   30,000                    1,523

                                                            5,552

SAVINGS & LOANS - 0.1%

Washington Federal, Inc.          34,188                    699

SECURITIES INDUSTRY - 0.4%

E*Trade Group, Inc. (a)           20,000                    311

Knight Trading Group, Inc. (a)    40,000                    1,163

Waddell & Reed Financial,         150,000                   3,666
Inc. Class B

                                                            5,140

TOTAL FINANCE                                               16,080

HEALTH - 9.0%

DRUGS & PHARMACEUTICALS - 7.5%

Aviron (a)                        30,000                    726

Celgene Corp. (a)                 600,000                   22,050

Chirex, Inc. (a)                  50,400                    873

Cytyc Corp. (a)                   182,400                   9,154

Enzo Biochem, Inc. (a)            100,000                   3,525

Human Genome Sciences, Inc.       200,000                   17,550
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

King Pharmaceuticals, Inc. (a)    278,915                  $ 14,922

PathoGenesis Corp. (a)            300,000                   4,519

Sangstat Medical Corp. (a)        14,500                    386

Sepracor, Inc. (a)                70,000                    6,694

SuperGen, Inc. (a)                750,000                   17,719

                                                            98,118

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Bindley Western Industries,       333,333                   6,354
Inc.

Cygnus, Inc. (a)                  500,000                   4,031

ESC Medical Systems Ltd. (a)      295,350                   3,544

Resmed, Inc. (a)                  100,000                   2,400

Scott Technologies, Inc. (a)      50,000                    914

                                                            17,243

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Syncor International Corp.        50,000                    2,463

TOTAL HEALTH                                                117,824

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

ELECTRICAL EQUIPMENT - 0.6%

Rayovac Corp. (a)                 461,200                   8,186

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

PRI Automation, Inc. (a)          38,200                    1,963

Varian Semiconductor              200,000                   9,538
Equipment Associates, Inc.
(a)

                                                            11,501

POLLUTION CONTROL - 0.0%

Waste Industries, Inc. (a)        5,000                     43

TOTAL INDUSTRIAL MACHINERY &                                19,730
EQUIPMENT

MEDIA & LEISURE - 7.6%

BROADCASTING - 3.2%

Capital Radio PLC                 337,435                   6,377

Radio One, Inc. Class A           461,000                   32,962

Radio Unica Communications        320,300                   2,002
Corp.

Scottish Radio Holdings PLC       5,610                     111

Wireless Facilities, Inc.         26,100                    1,232

                                                            42,684

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LEISURE DURABLES & TOYS - 1.5%

Brass Eagle, Inc. (a)             2,900                    $ 14

Callaway Golf Co.                 800,000                   14,500

Coachmen Industries, Inc.         70,000                    836

Winnebago Industries, Inc.        310,000                   4,340

                                                            19,690

LODGING & GAMING - 1.2%

Dover Downs Entertainment,        34,300                    405
Inc.

Interstate Hotels Corp. Class     31,009                    74
A (a)

Prime Hospitality Corp. (a)       500,000                   4,313

WMS Industries, Inc. (a)          873,900                   10,815

                                                            15,607

PUBLISHING - 1.5%

Harte Hanks Communications,       495,200                   12,225
Inc.

Playboy Enterprises, Inc.         555,000                   7,284
Class B (non-vtg.) (a)

                                                            19,509

RESTAURANTS - 0.2%

Brinker International, Inc.       70,000                    1,982
(a)

TOTAL MEDIA & LEISURE                                       99,472

NONDURABLES - 3.6%

BEVERAGES - 3.4%

Canandaigua Brands, Inc.          693,700                   36,333
Class A (a)

Golden State Vintners, Inc.       378,500                   1,798
Class B (a)(c)

Robert Mondavi Corp. Class A      200,000                   6,275
(a)

                                                            44,406

FOODS - 0.2%

American Italian Pasta Co.        144,900                   3,559
Class A (a)

TOTAL NONDURABLES                                           47,965

PRECIOUS METALS - 0.1%

Placer Dome, Inc.                 93,590                    769

RETAIL & WHOLESALE - 5.3%

APPAREL STORES - 0.1%

J. Baker, Inc.                    200,000                   1,288

DRUG STORES - 0.4%

Duane Reade, Inc. (a)             160,000                   4,790

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
0.1%

Michaels Stores, Inc. (a)         30,000                   $ 1,284

GROCERY STORES - 1.4%

Hain Celestial Group, Inc. (a)    651,188                   19,210

RETAIL & WHOLESALE,
MISCELLANEOUS - 3.3%

Barbeques Galore Ltd.             50,000                    425
sponsored ADR (a)

Gadzooks, Inc. (a)(c)             500,000                   7,000

Handleman Co. (a)                 1,020,000                 9,945

Network Commerce, Inc.            2,100,000                 8,400

Sharper Image Corp. (a)           500,000                   5,625

Williams-Sonoma, Inc. (a)         380,000                   12,184

                                                            43,579

TOTAL RETAIL & WHOLESALE                                    70,151

SERVICES - 10.0%

ADVERTISING - 1.6%

Adlink Internet Media AG          14,633                    212

ADVO, Inc. (a)                    100,000                   3,213

Getty Images, Inc. (a)            300,000                   9,881

Internet Capital Group, Inc.      2,000                     54

United Internet AG (a)            43,900                    7,530

                                                            20,890

EDUCATIONAL SERVICES - 0.6%

Prosoft Training.com (a)          490,000                   7,534

Quest Education Corp. (a)         60,000                    570

                                                            8,104

PRINTING - 0.5%

Valassis Communications, Inc.     195,415                   6,449
(a)

SERVICES - 7.3%

ACNielsen Corp. (a)               1,610,000                 35,722

Caremark Rx, Inc. (a)             1,986,900                 12,046

eLoyalty Corp.                    300,000                   4,500

Heidrick & Struggles              112,600                   4,624
International, Inc.

Insurance Auto Auctions, Inc.     436,800                   8,463
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

Korn/Ferry International (a)      1,000,000                $ 21,625

NCO Group, Inc. (a)               371,000                   8,858

                                                            95,838

TOTAL SERVICES                                              131,281

TECHNOLOGY - 35.1%

COMMUNICATIONS EQUIPMENT - 1.3%

Andrew Corp. (a)                  500,000                   17,563

Chromatis Networks, Inc. (e)      7,000                     123

Oni Systems Corp.                 700                       18

                                                            17,704

COMPUTER SERVICES & SOFTWARE
- 18.6%

Activcard SA sponsored ADR        150,000                   2,850

Apropos Technology, Inc.          300                       3

Architel Systems Corp. (a)        35,800                    816

Art Technology Group, Inc.        300,000                   17,606

At Plan, Inc.                     500,000                   3,000

Autodesk, Inc.                    500,000                   18,594

Aware, Inc. (a)                   100,000                   4,425

Black Box Corp. (a)               100,000                   7,850

Broadbase Software, Inc.          500,000                   10,500

CMGI, Inc. (a)                    40,880                    1,955

Digital Insight Corp.             320,000                   12,280

eMerge Interactive, Inc.          1,000                     17
Class A

FactSet Research Systems,         405,000                   10,429
Inc.

Fair, Isaac & Co., Inc.           60                        3

Hyperion Solutions Corp. (a)      200,000                   6,275

Interact Commerce Corp.           105,100                   1,577

Jobs & Adverts AG (a)             4,877                     85

Mercator Software, Inc. (a)       120,000                   3,570

National Instrument Corp. (a)     225,000                   8,184

Nuance Communications, Inc.       700                       28

Opus360 Corp.                     500                       2

Orbotech Ltd.                     40,000                    3,380

Pacific Internet Ltd. (a)         100                       2

Pegasus Solutions, Inc. (a)       750,590                   10,461

Polycom, Inc. (a)                 350,000                   29,422

Project Software &                489,800                   10,653
Development, Inc. (a)

PSW Technologies, Inc. (a)        300,000                   2,888

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Puma Technology, Inc. (a)         94,800                   $ 2,086

Puma Technology, Inc. (d)         55,200                    1,239

QRS Corp. (a)                     150,000                   4,125

Rational Software Corp. (a)       59,600                    4,369

Razorfish, Inc. Class A           200,000                   3,125

RealNetworks, Inc. (a)            41,200                    1,496

Sabre Holdings Corp. Class A      154,900                   4,453

Santa Cruz Operation, Inc. (a)    908,000                   3,802

Scient Corp.                      200,000                   8,575

Sportsline.com, Inc. (a)          405,100                   4,633

Sykes Enterprises, Inc. (a)       50,000                    966

Symantec Corp. (a)                70,000                    4,603

Talk City, Inc.                   202,600                   342

Technology Solutions, Inc.        500,000                   2,453

Tumbleweed Communications         689,700                   23,924
Corp.

VeriSign, Inc. (a)                20,000                    2,708

Visual Networks, Inc. (a)         38,000                    1,886

Webhire, Inc. (a)(c)              1,242,100                 3,144

                                                            244,784

COMPUTERS & OFFICE EQUIPMENT
- 1.4%

Extended Systems, Inc. (a)        202,000                   6,502

MRV Communications, Inc. (a)      400,000                   10,650

Safeguard Scientifics, Inc.       30,000                    966
(a)

                                                            18,118

ELECTRONIC INSTRUMENTS - 0.6%

Applied Materials, Inc. (a)       18,042                    1,507

Chromavision Medical Systems,     100,000                   1,069
Inc. (a)

KLA-Tencor Corp. (a)              55,100                    2,731

Sawtek, Inc. (a)                  40,000                    2,573

                                                            7,880

ELECTRONICS - 12.8%

AstroPower, Inc. (a)              317,500                   4,346

Celeritek, Inc. (a)               100,000                   4,813

CTS Corp.                         100,000                   5,519

General Semiconductor, Inc.       1,100,000                 17,325
(a)

Integrated Silicon Solution       400,000                   11,875
(a)

Jenoptik AG                       51,500                    1,593

KEMET Corp. (a)                   227,900                   15,312

Microchip Technology, Inc. (a)    59,310                    3,367

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Microsemi Corp. (a)               286,940                  $ 6,210

Nogatech, Inc.                    599,400                   3,934

Power-One, Inc. (a)               780,500                   68,374

Semtech Corp. (a)                 448,940                   25,028

                                                            167,696

PHOTOGRAPHIC EQUIPMENT - 0.4%

Gretag Imaging Holding AG         30,000                    5,711
(Reg. D)

TOTAL TECHNOLOGY                                            461,893

TRANSPORTATION - 3.0%

AIR TRANSPORTATION - 0.2%

Travelocity.com, Inc. (a)         185,600                   3,283

RAILROADS - 0.4%

Wabtec Corp.                      466,290                   5,246

SHIPPING - 0.6%

Sea Containers Ltd. Class A       50,000                    1,097

Teekay Shipping Corp.             200,000                   6,675

                                                            7,772

TRUCKING & FREIGHT - 1.8%

CNF Transportation, Inc.          56,180                    1,478

Expeditors International of       300,000                   12,169
Washington, Inc.

Forward Air Corp. (a)             150,000                   4,781

USFreightways Corp.               50,000                    1,372

Yellow Corp. (a)                  200,000                   3,275

                                                            23,075

TOTAL TRANSPORTATION                                        39,376

UTILITIES - 2.6%

ELECTRIC UTILITY - 1.9%

Bangor Hydro-Electric Co.         159,900                   2,379

Black Hills Corp.                 177,900                   4,258

Calpine Corp. (a)                 174,000                   18,433

                                                            25,070

TELEPHONE SERVICES - 0.7%

FirstCom Corp. (a)                500,000                   6,969

Pac-West Telecomm, Inc.           1,000                     15

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

TeraBeam Networks (e)             1,100                    $ 17

WinStar Communications, Inc.      52,080                    1,478
(a)

                                                            8,479

TOTAL UTILITIES                                             33,549

TOTAL COMMON STOCKS                                         1,270,186
(Cost $1,220,529)

CASH EQUIVALENTS - 5.5%



Taxable Central Cash Fund,        72,238,502                72,239
6.37% (b)
(Cost $72,239)

TOTAL INVESTMENT PORTFOLIO -                                1,342,425
102.0%
(Cost $1,292,768)

NET OTHER ASSETS - (2.0)%                                   (26,617)

NET ASSETS - 100%                                         $ 1,315,808


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,239,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                  ACQUISITION DATE  ACQUISITION COST (000S)

Chromatis Networks, Inc.  5/19/00           $ 123

TeraBeam Networks         4/7/00            $ 17

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,294,223,000. Net unrealized appreciation aggregated $48,202,000, of which $312,541,000 related to appreciated investment securities and $264,339,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2000 approximately $301,000 of losses recognized during the period November 1, 1999 to November 30, 1999.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS
                            MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at            $ 1,342,425
value (cost $1,292,768) -
See accompanying schedule

Cash                                     533

Receivable for investments               4,694
sold

Receivable for fund shares               3,326
sold

Dividends receivable                     450

Interest receivable                      278

 TOTAL ASSETS                            1,351,706

LIABILITIES

Payable for investments        $ 9,301
purchased

Payable for fund shares         2,533
redeemed

Accrued management fee          824

Distribution fees payable       738

Other payables and accrued      497
expenses

Collateral on securities        22,005
loaned, at value

 TOTAL LIABILITIES                       35,898

NET ASSETS                              $ 1,315,808

Net Assets consist of:

Paid in capital                         $ 1,224,072

Accumulated net investment               (6,533)
loss

Accumulated undistributed net            48,612
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              49,657
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                              $ 1,315,808

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $18.59
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share    ($102,535
(divided by) 5,517 shares)

Maximum offering price per         $19.72
share (100/94.25 of $18.59)

CLASS T: NET ASSET VALUE and       $18.51
redemption price per share
 ($635,820 (divided by)
34,348 shares)

Maximum offering price per         $19.18
share (100/96.50 of $18.51)

CLASS B: NET ASSET VALUE and       $18.38
offering price per share
($290,914 (divided by)
15,829 shares) A

CLASS C: NET ASSET VALUE and       $18.43
offering price per share
($221,966 (divided by)
12,041 shares) A

INSTITUTIONAL CLASS: NET           $18.64
ASSET VALUE, offering price
and redemption price   per
share ($64,573 (divided by)
3,464 shares)

REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS
                       SIX MONTHS ENDED MAY 31, 2000
                                         (UNAUDITED)

INVESTMENT INCOME                            $ 1,622
Dividends (including $53
received from affiliated
issuers)

Special dividend from Sabre                   806
Holdings Corp. Class A

Interest                                      1,970

Security lending                              275

 TOTAL INCOME                                 4,673

EXPENSES

Management fee                   $ 4,866

Transfer agent fees               1,615

Distribution fees                 4,320

Accounting and security           179
lending fees

Non-interested trustees'          2
compensation

Custodian fees and expenses       29

Registration fees                 242

Audit                             13

Legal                             7

Miscellaneous                     2

 Total expenses before            11,275
reductions

 Expense reductions               (59)        11,216

NET INVESTMENT INCOME (LOSS)                  (6,543)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            50,933

 Foreign currency transactions    (38)        50,895

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (149,692)

 Assets and liabilities in        1           (149,691)
foreign currencies

NET GAIN (LOSS)                               (98,796)

NET INCREASE (DECREASE) IN                   $ (105,339)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (6,543)                      $ (4,301)
income (loss)

 Net realized gain (loss)       50,895                         34,567

 Change in net unrealized       (149,691)                      182,991
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (105,339)                      213,257
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (27,273)                       (789)
from net realized gains

Share transactions - net        496,788                        597,789
increase (decrease)

  TOTAL INCREASE (DECREASE)     364,176                        810,257
IN NET ASSETS

NET ASSETS

 Beginning of period            951,632                        141,375

 End of period (including      $ 1,315,808                    $ 951,632
undistributed net investment
income (loss) of $(6,533)
and $10, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED  NOVEMBER 30,

                                 (UNAUDITED)                    1999                       1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.84                        $ 12.35                    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06) E                        (.09) F                    (.01)

Net realized and unrealized       (.63)                          7.63                       2.36
gain (loss)

Total from investment             (.69)                          7.54                       2.35
operations

Less Distributions

From net realized gain            (.56)                          (.05)                      -

Net asset value, end of period   $ 18.59                        $ 19.84                    $ 12.35

TOTAL RETURN B, C                 (3.79)%                        61.19%                     23.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 103                          $ 68                       $ 10
millions)

Ratio of expenses to average      1.31% A                        1.36%                      1.75% A, H
net assets

Ratio of expenses to average      1.30% A, I                     1.33% I                    1.68% A, I
net assets after  expense
reductions

Ratio of net investment           (.60)% A                       (.55)%                     (.40)% A
income (loss) to average
net assets

Portfolio turnover                36% A                          62%                        204% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.01 PER SHARE.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.01 PER SHARE.
G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.77                        $ 12.34                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.09) E                        (.13) F                   (.02)

Net realized and unrealized       (.63)                          7.61                      2.36
gain (loss)

Total from investment             (.72)                          7.48                      2.34
operations

Less Distributions

From net realized gain            (.54)                          (.05)                     -

Net asset value, end of period   $ 18.51                        $ 19.77                   $ 12.34

TOTAL RETURN B, C                 (3.95)%                        60.75%                    23.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 636                          $ 457                     $ 72
millions)

Ratio of expenses to average      1.54% A                        1.59%                     2.00% A, H
net assets

Ratio of expenses to average      1.53% A, I                     1.56% I                   1.93% A, I
net assets after  expense
reductions

Ratio of net investment           (.83)% A                       (.77)%                    (.63)% A
income (loss) to average
net assets

Portfolio turnover                36% A                          62%                       204% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.01 PER SHARE.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.01 PER SHARE.
G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED
                                                                NOVEMBER 30,

                                 (UNAUDITED)                    1999          1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.63                        $ 12.31       $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.14) E                        (.21) F       (.03)

Net realized and unrealized       (.62)                          7.58          2.34
gain (loss)

Total from investment             (.76)                          7.37          2.31
operations

Less Distributions

From net realized gain            (.49)                          (.05)         -

Net asset value, end of period   $ 18.38                        $ 19.63       $ 12.31

TOTAL RETURN B, C                 (4.16)%                        60.01%        23.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 291                          $ 200         $ 24
millions)

Ratio of expenses to average      2.08% A                        2.12%         2.50% A, H
net assets

Ratio of expenses to average      2.07% A, I                     2.09% I       2.43% A, I
net assets after  expense
reductions

Ratio of net investment           (1.37)% A                      (1.30)%       (1.15)% A
income (loss) to average
net assets

Portfolio turnover                36% A                          62%           204% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.01 PER SHARE.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.01 PER SHARE.
G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.68                        $ 12.34                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.14) E                        (.21) F                   (.03)

Net realized and unrealized       (.62)                          7.60                      2.37
gain (loss)

Total from investment             (.76)                          7.39                      2.34
operations

Less Distributions

From net realized gain            (.49)                          (.05)                     -

Net asset value, end of period   $ 18.43                        $ 19.68                   $ 12.34

TOTAL RETURN B, C                 (4.15)%                        60.02%                    23.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 222                          $ 160                     $ 22
millions)

Ratio of expenses to average      2.04% A                        2.09%                     2.50% A, H
net assets

Ratio of expenses to average      2.03% A, I                     2.06% I                   2.44% A, I
net assets after  expense
reductions

Ratio of net investment           (1.33)% A                      (1.27)%                   (1.15)% A
income (loss) to average
net assets

Portfolio turnover                36% A                          62%                       204% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.01 PER SHARE.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.01 PER SHARE.
G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.89                        $ 12.35                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03) E                        (.04) F                   (.00)

Net realized and unrealized       (.63)                          7.63                      2.35
gain (loss)

Total from investment             (.66)                          7.59                      2.35
operations

Less Distributions

From net realized gain            (.59)                          (.05)                     -

Net asset value, end of period   $ 18.64                        $ 19.89                   $ 12.35

TOTAL RETURN B, C                 (3.65)%                        61.60%                    23.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 65                           $ 67                      $ 13
millions)

Ratio of expenses to average      .98% A                         1.05%                     1.50% A, H
net assets

Ratio of expenses to average      .97% A, I                      1.02% I                   1.42% A, I
net assets after  expense
reductions

Ratio of net investment           (.27)% A                       (.24)%                    (.15)% A
income (loss) to average
net assets

Portfolio turnover                36% A                          62%                       204% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.01 PER SHARE.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.01 PER SHARE.
G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends and losses deferred due to wash sales transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $140,000 or 0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $708,150,000 and $225,344,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 125,000    $ -

CLASS T    1,622,000    1,000

CLASS B    1,444,000    1,084,000

CLASS C    1,129,000    757,000

          $ 4,320,000  $ 1,842,000

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 437,000    $ 194,000

CLASS T    759,000      284,000

CLASS B    351,000      351,000 *

CLASS C    52,000       52,000 *

          $ 1,599,000  $ 881,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 129,000    .26*

CLASS T                 769,000     .24*

CLASS B                 385,000     .27*

CLASS C                 262,000     .23*

INSTITUTIONAL CLASS     70,000      .18*

                       $ 1,615,000

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $20,416,000. The fund received cash collateral of $22,005,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $55,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS T   $ 1,000

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
AMOUNTS IN THOUSANDS


FROM NET REALIZED GAIN

Class A                 $ 2,041                        $ 54

Class T                  13,509                         395

Class B                  5,373                          139

Class C                  4,278                          127

Institutional Class      2,072                          74

Total                   $ 27,273                       $ 789


8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold                                        3,363                   $ 60,325
                                 2,786

Reinvestment of distributions    90                        3                        1,888

Shares redeemed                  (762)                     (740)                    (16,334)

Net increase (decrease)          2,114                     2,626                   $ 45,879

CLASS T Shares sold              18,286                    24,254                  $ 394,736

Reinvestment of distributions    605                       25                       12,677

Shares redeemed                  (7,688)                   (7,005)                  (164,804)

Net increase (decrease)          11,203                    17,274                  $ 242,609

CLASS B Shares sold              6,634                     9,035                   $ 142,667

Reinvestment of distributions    203                       8                        4,232

Shares redeemed                  (1,183)                   (845)                    (24,921)

Net increase (decrease)          5,654                     8,198                   $ 121,978

CLASS C Shares sold              5,391                     7,189                   $ 116,398

Reinvestment of distributions    170                       8                        3,564

Shares redeemed                  (1,629)                   (880)                    (34,340)

Net increase (decrease)          3,932                     6,317                   $ 85,622

INSTITUTIONAL CLASS Shares       2,992                     3,500                   $ 63,830
sold

Reinvestment of distributions    65                        4                        1,379

Shares redeemed                  (2,976)                   (1,166)                  (64,509)

Net increase (decrease)          81                        2,338                   $ 700



                                DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 54,944


Reinvestment of distributions    48

Shares redeemed                  (12,078)

Net increase (decrease)         $ 42,914

CLASS T Shares sold             $ 396,107

Reinvestment of distributions    359

Shares redeemed                  (114,581)

Net increase (decrease)         $ 281,885

CLASS B Shares sold             $ 147,072

Reinvestment of distributions    116

Shares redeemed                  (13,645)

Net increase (decrease)         $ 133,543

CLASS C Shares sold             $ 117,402

Reinvestment of distributions    113

Shares redeemed                  (14,187)

Net increase (decrease)         $ 103,328

INSTITUTIONAL CLASS Shares      $ 55,548
sold

Reinvestment of distributions    59

Shares redeemed                  (19,488)

Net increase (decrease)         $ 36,119


9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS              PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

Celestial Seasonings, Inc.        $ 530              $ -             $ -                  $ -

Gadzooks, Inc.                     727                -               -                    7,000

Golden State Vintners, Inc.        -                  -               -                    1,798
Class B

Polymer Group, Inc.                12,505             -               53                   19,502

Webhire, Inc.                      4,756              -               -                    3,144

TOTALS                            $ 18,518           $ -             $ 53                 $ 31,444





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Harry Lange, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

ASCF-SANN-0700  106149
1.721218.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
SMALL CAP
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the last six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  21  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 30  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR SMALL CAP FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV SMALL CAP - INST  -3.65%         18.23%       92.30%
CL

Russell 2000                   5.50%          9.91%        38.08%

Small Cap Funds Average        9.64%          26.64%       n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 853 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV SMALL CAP - INST    18.23%       46.06%
CL

Russell 2000                     9.91%        20.56%

Small Cap Funds Average          26.64%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Small Cap -CL I          Russell 2000
             00298                       RS002
  1998/09/09      10000.00                    10000.00
  1998/09/30      10190.00                    10330.77
  1998/10/31      11250.00                    10752.10
  1998/11/30      12350.00                    11315.43
  1998/12/31      13900.00                    12015.65
  1999/01/31      14689.59                    12175.32
  1999/02/28      14117.66                    11189.19
  1999/03/31      15000.64                    11363.87
  1999/04/30      16134.47                    12382.15
  1999/05/31      16264.91                    12563.02
  1999/06/30      17248.23                    13131.11
  1999/07/31      17278.33                    12770.81
  1999/08/31      17408.77                    12298.17
  1999/09/30      17840.23                    12300.86
  1999/10/31      18201.45                    12350.68
  1999/11/30      19957.38                    13088.13
  1999/12/31      23537.47                    14569.71
  2000/01/31      21334.43                    14335.74
  2000/02/29      23913.54                    16703.08
  2000/03/31      23428.67                    15601.84
  2000/04/30      20777.34                    14662.99
  2000/05/31      19229.87                    13808.41
IMATRL PRASUN   SHR__CHT 20000531 20000621 140700 R00000000000024

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Institutional Class on September 9, 1998, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $19,230 - a 92.30% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,808 - a 38.08% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks or bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

* THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER SMALL-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP GROWTH FUNDS AVERAGE WERE, 11.45% AND 47.27%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 47.27%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP SUPERGROUP AVERAGE WERE, 9.41% AND 24.19%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 24.19%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Harry Lange)

An interview with Harry Lange, Portfolio Manager of Fidelity
Advisor Small Cap Fund

Q. HOW DID THE FUND PERFORM, HARRY?

A. For the six months that ended May 31, 2000, the fund's Institutional Class shares returned -3.65%. The Russell 2000 Index returned 5.50% during the same period, while the small cap funds average - as tracked by Lipper Inc. - returned 9.64%. For the 12 months that ended May 31, 2000, the fund's Institutional Class shares returned 18.23%. The Russell 2000 and Lipper average returned 9.91% and 26.64%, respectively.

Q. WHY DID THE FUND TRAIL BOTH THE RUSSELL INDEX AND LIPPER PEER GROUP DURING THE SIX-MONTH PERIOD?

A. The fund's best performers six months ago - including many of its Internet-related holdings - turned out to be its worst performers this period. This reversal of fortune was due both to the technology slowdown we witnessed during the period as well as some company-specific issues that suppressed performance. High valuations finally caught up to the technology sector, and the end result was a harsh climate for smaller-cap, dot-com stocks. While the fund didn't have big positions in any one dot-com stock, several smaller positions
- including Shopnow.com and Sportsline.com - added up to hurt performance. The fund no longer held Shopnow.com at the end of the period. Pegasus Solutions - a company that specializes in online travel reservations - also performed poorly, but its weak performance was attributable more to shareholder concerns over an acquisition rather than the dot-com tumble.

Q. WHILE TECHNOLOGY HURT THE FUND, ITS TOP-10 HOLDINGS AT THE END OF THE PERIOD FELL INTO SEVEN DIFFERENT INDUSTRIES. DID THIS
DIVERSIFICATION OFFSET THE TECH WEAKNESS?

A. I don't have tangible proof, but I think my strategy of spreading around the fund's investments - and not having big bets in technology
- helped. What really hurt performance was the poor showing of several individual names, including some company-specific issues that caused slowdowns in earnings growth.

Q. YOU ADDED TO THE FUND'S INVESTMENTS IN BOTH NONDURABLE AND
BIOTECHNOLOGY STOCKS DURING THE PERIOD. WHAT WAS YOUR THINKING?

A. Nondurables were more of a defensive strategy, while biotechnology stocks - despite falling in sync with technology - still offered good long-term growth prospects. Signs of a slowing economy began to crop up during the period, and nondurables - such as food- and drug-related stocks - tend to be less sensitive to a slowdown. One solid performer was Canandaigua Brands, a leading distributor of alcoholic beverages. While biotechnology stocks are generally considered to be aggressive investments, one position I added during the period - Human Genome Sciences - has exposure to the pharmaceuticals industry, another area considered less susceptible to economic weakness. Gene-sequencing technology is becoming more popular in terms of discovering new drugs, and I liked Human Genome Sciences' growth potential. That being said, the fund's biotechnology investments detracted from performance during the period.

Q. DID YOU FOLLOW ANY OTHER STRATEGIES DURING THE PERIOD?

A. Along the same lines of a slowing economy, I tried to add to some of the fund's service-type names that have some exposure to technology. For example, people are still going to make airline reservations, so I bought shares in Travelocity.com. Another example was executive recruiting agency Korn/Ferry, which benefited from the general migration of the job search industry to the Web.

Q. WHICH OTHER STOCKS PERFORMED WELL FOR THE FUND? WHICH ONES WERE
DISAPPOINTING?

A. The fund's positions in oil and natural gas stocks such as BJ Services and Rowan benefited primarily from favorable supply/demand conditions. Disappointments included Polymer Group, which makes consumer and industrial non-woven fabrics, Talk City - which met with little success in trying to get its consumer research Web site off the ground - and Tumbleweed Communications, which provides advanced e-mail solutions for businesses. Tumbleweed's business profile remained solid, but it got lumped in with the falling dot-com group.

Q. WHAT'S YOUR OUTLOOK, HARRY?

A. I'm visualizing a slower-growth economy, but there will still be some exciting areas in technology worth looking at, particularly those that have valuable niches or services. Also, with more companies forced to cut costs, I may look for companies that could help in that regard. Small-cap stocks typically suffer when the economy slows, so the near-term could be pretty challenging. My goal is to anticipate the next upswing, and to have the fund positioned well when the market makes a move.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks long-term growth
of capital by investing
primarily in equity
securities of companies with
small market capitalizations

START DATE: September 9, 1998

SIZE: as of May 31, 2000,
more than $1.3 billion

MANAGER: Harry Lange, since
inception; research director,
Fidelity Investments Far East,
1988-1992; joined Fidelity
in 1987

HARRY LANGE ON
FINDING GOOD BUYS
AMID THE VOLATILITY:

"The correction we witnessed in
technology during the period was
a long time coming. Internet stock
prices had been shooting through
the roof, despite the fact that many
companies didn't have the earnings
to justify their worth. Now, as
valuation concerns have taken hold,
it's no longer enough to have a
catchy URL, or Internet address,
and venture-capital funding may be
harder to come by.

"The flip side of the volatility we've
seen is that it puts a premium on
creative stock picking. You have to
consider all kinds of concepts and
ideas and, with the Internet group
struggling, I managed to find a
couple of technology names that
performed well.

"Power-One - the fund's largest
holding at the end of the period
and its best performer - was one
example. The company makes
power supplies for the
telecommunications and PC
industries, and the good thing about
its business is that it sells products
to a wide range of leading telecom
and PC companies, including
Lucent Technologies, Nortel and
Cisco. Thus, its performance doesn't
necessarily hinge on one particular
sector. Another example was Kemet
Corp., which makes capacitors that
store, filter and regulate electrical
energy and current flow. These
devices are found in virtually all
electronic applications and
products."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Power-One, Inc.                   5.2                     1.2

Canandaigua Brands, Inc.          2.8                     2.6
Class A

ACNielsen Corp.                   2.7                     2.4

Copart, Inc.                      2.7                     1.5

BJ Services Co.                   2.6                     1.8

Radio One, Inc. Class A           2.5                     2.4

Polycom, Inc.                     2.2                     1.7

Cable Design Technology Corp.     2.2                     1.8

Semtech Corp.                     1.9                     3.2

Tumbleweed Communications Corp.   1.8                     1.2

                                  26.6                    19.8

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Technology                        35.1                    31.0

Services                          10.0                    9.5

Health                            9.0                     6.2

Media & Leisure                   7.6                     7.8

Retail & Wholesale                5.3                     5.6



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          96.5%                         Stocks                                 93.1%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 3.5%                         Net Other Assets                        6.9%

* FOREIGN  INVESTMENTS           3.0%                         ** FOREIGN  INVESTMENTS                 2.0%

Row: 1, Col: 1, Value: 96.5                                   Row: 1, Col: 1, Value: 93.09999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.5                                    Row: 1, Col: 8, Value: 6.9







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 96.5%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.1%

DEFENSE ELECTRONICS - 0.1%

Herley Industries, Inc. (a)       100,000                  $ 1,606

BASIC INDUSTRIES - 3.0%

CHEMICALS & PLASTICS - 0.5%

Arch Chemicals, Inc.              132,200                   2,280

Lyondell Chemical Co.             200,000                   3,338

Medical Manager Corp. (a)         62,500                    1,379

                                                            6,997

METALS & MINING - 2.5%

Cable Design Technology Corp.     1,035,000                 28,657
(a)

U.S. Aggregates, Inc.             200,000                   3,750

                                                            32,407

PAPER & FOREST PRODUCTS - 0.0%

Mercer International, Inc.        83,750                    701
(SBI)

TOTAL BASIC INDUSTRIES                                      40,105

CONSTRUCTION & REAL ESTATE -
4.3%

BUILDING MATERIALS - 1.4%

Fastenal Co.                      200,000                   12,625

Florida Rock Industries, Inc.     19,100                    756

Quixote Corp.                     250,000                   3,563

Rock of Ages Corp. Class A (a)    25,000                    125

Southdown, Inc.                   19,300                    1,185

                                                            18,254

CONSTRUCTION - 1.8%

Beazer Homes USA, Inc. (a)        45,000                    827

D.R. Horton, Inc.                 200,000                   2,613

Lennar Corp.                      1,050,000                 19,819

Pulte Corp.                       50,000                    1,109

                                                            24,368

REAL ESTATE - 0.0%

Boardwalk Equities, Inc. (a)      50,000                    419

REAL ESTATE INVESTMENT TRUSTS
- 1.1%

Alexandria Real Estate            20,000                    676
Equities, Inc.

Apartment Investment &            73,740                    2,954
Management Co. Class A

BRE Properties, Inc. Class A      100,000                   2,694

CenterPoint Properties Trust      11,820                    434

Duke-Weeks Realty Corp.           29,580                    638

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Glenborough Realty Trust,         105,670                  $ 1,638
Inc.

Home Properties of New York,      103,890                   2,961
Inc.

Reckson Associates Realty         100,000                   2,194
Corp.

                                                            14,189

TOTAL CONSTRUCTION & REAL                                   57,230
ESTATE

DURABLES - 4.9%

AUTOS, TIRES, & ACCESSORIES -
2.7%

Copart, Inc. (a)                  2,010,000                 35,678

Spartan Motors, Inc.              20,000                    90

                                                            35,768

CONSUMER DURABLES - 0.2%

CompX International, Inc.         102,534                   1,935
Class A

TEXTILES & APPAREL - 2.0%

Galey & Lord, Inc. (a)            15,350                    36

Liz Claiborne, Inc.               110,000                   4,324

Perry Ellis International,        39,600                    391
Inc. (a)

Polymer Group, Inc. (c)           2,667,000                 19,502

Skechers U.S.A., Inc. Class A,    200,000                   2,163

                                                            26,416

TOTAL DURABLES                                              64,119

ENERGY - 5.2%

ENERGY SERVICES - 4.6%

BJ Services Co. (a)               480,000                   34,380

Nabors Industries, Inc. (a)       100,000                   4,300

Oceaneering International,        200,000                   3,900
Inc. (a)

Rowan Companies, Inc. (a)         430,000                   13,357

Smith International, Inc. (a)     60,000                    4,744

Tidewater, Inc.                   14,520                    564

                                                            61,245

OIL & GAS - 0.6%

Cooper Cameron Corp. (a)          69,170                    4,825

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Frontier Oil Corp. (a)            300,000                  $ 2,100

Kerr-McGee Corp.                  14,501                    866

                                                            7,791

TOTAL ENERGY                                                69,036

FINANCE - 1.2%

BANKS - 0.3%

Bank of The Ozarks, Inc.          30,500                    499

Cathay Bancorp, Inc.              13,000                    597

First Union Corp.                 34,108                    1,200

Sterling Bancorp                  73,500                    1,167

Westamerica Bancorp.              27,630                    789

Whitney Holding Corp.             10,000                    389

                                                            4,641

CREDIT & OTHER FINANCE - 0.0%

Investors Financial Services      600                       48
Corp.

INSURANCE - 0.4%

ChoicePoint, Inc. (a)             99,645                    4,029

PMI Group, Inc.                   30,000                    1,523

                                                            5,552

SAVINGS & LOANS - 0.1%

Washington Federal, Inc.          34,188                    699

SECURITIES INDUSTRY - 0.4%

E*Trade Group, Inc. (a)           20,000                    311

Knight Trading Group, Inc. (a)    40,000                    1,163

Waddell & Reed Financial,         150,000                   3,666
Inc. Class B

                                                            5,140

TOTAL FINANCE                                               16,080

HEALTH - 9.0%

DRUGS & PHARMACEUTICALS - 7.5%

Aviron (a)                        30,000                    726

Celgene Corp. (a)                 600,000                   22,050

Chirex, Inc. (a)                  50,400                    873

Cytyc Corp. (a)                   182,400                   9,154

Enzo Biochem, Inc. (a)            100,000                   3,525

Human Genome Sciences, Inc.       200,000                   17,550
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

King Pharmaceuticals, Inc. (a)    278,915                  $ 14,922

PathoGenesis Corp. (a)            300,000                   4,519

Sangstat Medical Corp. (a)        14,500                    386

Sepracor, Inc. (a)                70,000                    6,694

SuperGen, Inc. (a)                750,000                   17,719

                                                            98,118

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Bindley Western Industries,       333,333                   6,354
Inc.

Cygnus, Inc. (a)                  500,000                   4,031

ESC Medical Systems Ltd. (a)      295,350                   3,544

Resmed, Inc. (a)                  100,000                   2,400

Scott Technologies, Inc. (a)      50,000                    914

                                                            17,243

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Syncor International Corp.        50,000                    2,463

TOTAL HEALTH                                                117,824

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

ELECTRICAL EQUIPMENT - 0.6%

Rayovac Corp. (a)                 461,200                   8,186

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

PRI Automation, Inc. (a)          38,200                    1,963

Varian Semiconductor              200,000                   9,538
Equipment Associates, Inc.
(a)

                                                            11,501

POLLUTION CONTROL - 0.0%

Waste Industries, Inc. (a)        5,000                     43

TOTAL INDUSTRIAL MACHINERY &                                19,730
EQUIPMENT

MEDIA & LEISURE - 7.6%

BROADCASTING - 3.2%

Capital Radio PLC                 337,435                   6,377

Radio One, Inc. Class A           461,000                   32,962

Radio Unica Communications        320,300                   2,002
Corp.

Scottish Radio Holdings PLC       5,610                     111

Wireless Facilities, Inc.         26,100                    1,232

                                                            42,684

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LEISURE DURABLES & TOYS - 1.5%

Brass Eagle, Inc. (a)             2,900                    $ 14

Callaway Golf Co.                 800,000                   14,500

Coachmen Industries, Inc.         70,000                    836

Winnebago Industries, Inc.        310,000                   4,340

                                                            19,690

LODGING & GAMING - 1.2%

Dover Downs Entertainment,        34,300                    405
Inc.

Interstate Hotels Corp. Class     31,009                    74
A (a)

Prime Hospitality Corp. (a)       500,000                   4,313

WMS Industries, Inc. (a)          873,900                   10,815

                                                            15,607

PUBLISHING - 1.5%

Harte Hanks Communications,       495,200                   12,225
Inc.

Playboy Enterprises, Inc.         555,000                   7,284
Class B (non-vtg.) (a)

                                                            19,509

RESTAURANTS - 0.2%

Brinker International, Inc.       70,000                    1,982
(a)

TOTAL MEDIA & LEISURE                                       99,472

NONDURABLES - 3.6%

BEVERAGES - 3.4%

Canandaigua Brands, Inc.          693,700                   36,333
Class A (a)

Golden State Vintners, Inc.       378,500                   1,798
Class B (a)(c)

Robert Mondavi Corp. Class A      200,000                   6,275
(a)

                                                            44,406

FOODS - 0.2%

American Italian Pasta Co.        144,900                   3,559
Class A (a)

TOTAL NONDURABLES                                           47,965

PRECIOUS METALS - 0.1%

Placer Dome, Inc.                 93,590                    769

RETAIL & WHOLESALE - 5.3%

APPAREL STORES - 0.1%

J. Baker, Inc.                    200,000                   1,288

DRUG STORES - 0.4%

Duane Reade, Inc. (a)             160,000                   4,790

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
0.1%

Michaels Stores, Inc. (a)         30,000                   $ 1,284

GROCERY STORES - 1.4%

Hain Celestial Group, Inc. (a)    651,188                   19,210

RETAIL & WHOLESALE,
MISCELLANEOUS - 3.3%

Barbeques Galore Ltd.             50,000                    425
sponsored ADR (a)

Gadzooks, Inc. (a)(c)             500,000                   7,000

Handleman Co. (a)                 1,020,000                 9,945

Network Commerce, Inc.            2,100,000                 8,400

Sharper Image Corp. (a)           500,000                   5,625

Williams-Sonoma, Inc. (a)         380,000                   12,184

                                                            43,579

TOTAL RETAIL & WHOLESALE                                    70,151

SERVICES - 10.0%

ADVERTISING - 1.6%

Adlink Internet Media AG          14,633                    212

ADVO, Inc. (a)                    100,000                   3,213

Getty Images, Inc. (a)            300,000                   9,881

Internet Capital Group, Inc.      2,000                     54

United Internet AG (a)            43,900                    7,530

                                                            20,890

EDUCATIONAL SERVICES - 0.6%

Prosoft Training.com (a)          490,000                   7,534

Quest Education Corp. (a)         60,000                    570

                                                            8,104

PRINTING - 0.5%

Valassis Communications, Inc.     195,415                   6,449
(a)

SERVICES - 7.3%

ACNielsen Corp. (a)               1,610,000                 35,722

Caremark Rx, Inc. (a)             1,986,900                 12,046

eLoyalty Corp.                    300,000                   4,500

Heidrick & Struggles              112,600                   4,624
International, Inc.

Insurance Auto Auctions, Inc.     436,800                   8,463
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

Korn/Ferry International (a)      1,000,000                $ 21,625

NCO Group, Inc. (a)               371,000                   8,858

                                                            95,838

TOTAL SERVICES                                              131,281

TECHNOLOGY - 35.1%

COMMUNICATIONS EQUIPMENT - 1.3%

Andrew Corp. (a)                  500,000                   17,563

Chromatis Networks, Inc. (e)      7,000                     123

Oni Systems Corp.                 700                       18

                                                            17,704

COMPUTER SERVICES & SOFTWARE
- 18.6%

Activcard SA sponsored ADR        150,000                   2,850

Apropos Technology, Inc.          300                       3

Architel Systems Corp. (a)        35,800                    816

Art Technology Group, Inc.        300,000                   17,606

At Plan, Inc.                     500,000                   3,000

Autodesk, Inc.                    500,000                   18,594

Aware, Inc. (a)                   100,000                   4,425

Black Box Corp. (a)               100,000                   7,850

Broadbase Software, Inc.          500,000                   10,500

CMGI, Inc. (a)                    40,880                    1,955

Digital Insight Corp.             320,000                   12,280

eMerge Interactive, Inc.          1,000                     17
Class A

FactSet Research Systems,         405,000                   10,429
Inc.

Fair, Isaac & Co., Inc.           60                        3

Hyperion Solutions Corp. (a)      200,000                   6,275

Interact Commerce Corp.           105,100                   1,577

Jobs & Adverts AG (a)             4,877                     85

Mercator Software, Inc. (a)       120,000                   3,570

National Instrument Corp. (a)     225,000                   8,184

Nuance Communications, Inc.       700                       28

Opus360 Corp.                     500                       2

Orbotech Ltd.                     40,000                    3,380

Pacific Internet Ltd. (a)         100                       2

Pegasus Solutions, Inc. (a)       750,590                   10,461

Polycom, Inc. (a)                 350,000                   29,422

Project Software &                489,800                   10,653
Development, Inc. (a)

PSW Technologies, Inc. (a)        300,000                   2,888

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Puma Technology, Inc. (a)         94,800                   $ 2,086

Puma Technology, Inc. (d)         55,200                    1,239

QRS Corp. (a)                     150,000                   4,125

Rational Software Corp. (a)       59,600                    4,369

Razorfish, Inc. Class A           200,000                   3,125

RealNetworks, Inc. (a)            41,200                    1,496

Sabre Holdings Corp. Class A      154,900                   4,453

Santa Cruz Operation, Inc. (a)    908,000                   3,802

Scient Corp.                      200,000                   8,575

Sportsline.com, Inc. (a)          405,100                   4,633

Sykes Enterprises, Inc. (a)       50,000                    966

Symantec Corp. (a)                70,000                    4,603

Talk City, Inc.                   202,600                   342

Technology Solutions, Inc.        500,000                   2,453

Tumbleweed Communications         689,700                   23,924
Corp.

VeriSign, Inc. (a)                20,000                    2,708

Visual Networks, Inc. (a)         38,000                    1,886

Webhire, Inc. (a)(c)              1,242,100                 3,144

                                                            244,784

COMPUTERS & OFFICE EQUIPMENT
- 1.4%

Extended Systems, Inc. (a)        202,000                   6,502

MRV Communications, Inc. (a)      400,000                   10,650

Safeguard Scientifics, Inc.       30,000                    966
(a)

                                                            18,118

ELECTRONIC INSTRUMENTS - 0.6%

Applied Materials, Inc. (a)       18,042                    1,507

Chromavision Medical Systems,     100,000                   1,069
Inc. (a)

KLA-Tencor Corp. (a)              55,100                    2,731

Sawtek, Inc. (a)                  40,000                    2,573

                                                            7,880

ELECTRONICS - 12.8%

AstroPower, Inc. (a)              317,500                   4,346

Celeritek, Inc. (a)               100,000                   4,813

CTS Corp.                         100,000                   5,519

General Semiconductor, Inc.       1,100,000                 17,325
(a)

Integrated Silicon Solution       400,000                   11,875
(a)

Jenoptik AG                       51,500                    1,593

KEMET Corp. (a)                   227,900                   15,312

Microchip Technology, Inc. (a)    59,310                    3,367

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Microsemi Corp. (a)               286,940                  $ 6,210

Nogatech, Inc.                    599,400                   3,934

Power-One, Inc. (a)               780,500                   68,374

Semtech Corp. (a)                 448,940                   25,028

                                                            167,696

PHOTOGRAPHIC EQUIPMENT - 0.4%

Gretag Imaging Holding AG         30,000                    5,711
(Reg. D)

TOTAL TECHNOLOGY                                            461,893

TRANSPORTATION - 3.0%

AIR TRANSPORTATION - 0.2%

Travelocity.com, Inc. (a)         185,600                   3,283

RAILROADS - 0.4%

Wabtec Corp.                      466,290                   5,246

SHIPPING - 0.6%

Sea Containers Ltd. Class A       50,000                    1,097

Teekay Shipping Corp.             200,000                   6,675

                                                            7,772

TRUCKING & FREIGHT - 1.8%

CNF Transportation, Inc.          56,180                    1,478

Expeditors International of       300,000                   12,169
Washington, Inc.

Forward Air Corp. (a)             150,000                   4,781

USFreightways Corp.               50,000                    1,372

Yellow Corp. (a)                  200,000                   3,275

                                                            23,075

TOTAL TRANSPORTATION                                        39,376

UTILITIES - 2.6%

ELECTRIC UTILITY - 1.9%

Bangor Hydro-Electric Co.         159,900                   2,379

Black Hills Corp.                 177,900                   4,258

Calpine Corp. (a)                 174,000                   18,433

                                                            25,070

TELEPHONE SERVICES - 0.7%

FirstCom Corp. (a)                500,000                   6,969

Pac-West Telecomm, Inc.           1,000                     15

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

TeraBeam Networks (e)             1,100                    $ 17

WinStar Communications, Inc.      52,080                    1,478
(a)

                                                            8,479

TOTAL UTILITIES                                             33,549

TOTAL COMMON STOCKS                                         1,270,186
(Cost $1,220,529)

CASH EQUIVALENTS - 5.5%



Taxable Central Cash Fund,        72,238,502                72,239
6.37% (b)
(Cost $72,239)

TOTAL INVESTMENT PORTFOLIO -                                1,342,425
102.0%
(Cost $1,292,768)

NET OTHER ASSETS - (2.0)%                                   (26,617)

NET ASSETS - 100%                                         $ 1,315,808


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,239,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                  ACQUISITION DATE  ACQUISITION COST (000S)

Chromatis Networks, Inc.  5/19/00           $ 123

TeraBeam Networks         4/7/00            $ 17

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,294,223,000. Net unrealized appreciation aggregated $48,202,000, of which $312,541,000 related to appreciated investment securities and $264,339,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2000 approximately $301,000 of losses recognized during the period November 1, 1999 to November 30, 1999.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS
                           MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at            $ 1,342,425
value (cost $1,292,768) -
See accompanying schedule

Cash                                     533

Receivable for investments               4,694
sold

Receivable for fund shares               3,326
sold

Dividends receivable                     450

Interest receivable                      278

 TOTAL ASSETS                            1,351,706

LIABILITIES

Payable for investments        $ 9,301
purchased

Payable for fund shares         2,533
redeemed

Accrued management fee          824

Distribution fees payable       738

Other payables and accrued      497
expenses

Collateral on securities        22,005
loaned, at value

 TOTAL LIABILITIES                       35,898

NET ASSETS                              $ 1,315,808

Net Assets consist of:

Paid in capital                         $ 1,224,072

Accumulated net investment               (6,533)
loss

Accumulated undistributed net            48,612
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              49,657
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                              $ 1,315,808

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $18.59
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share    ($102,535
(divided by) 5,517 shares)

Maximum offering price per         $19.72
share (100/94.25 of $18.59)

CLASS T: NET ASSET VALUE and       $18.51
redemption price per share
 ($635,820 (divided by)
34,348 shares)

Maximum offering price per         $19.18
share (100/96.50 of $18.51)

CLASS B: NET ASSET VALUE and       $18.38
offering price per share
($290,914 (divided by)
15,829 shares) A

CLASS C: NET ASSET VALUE and       $18.43
offering price per share
($221,966 (divided by)
12,041 shares) A

INSTITUTIONAL CLASS: NET           $18.64
ASSET VALUE, offering price
and redemption price   per
share ($64,573 (divided by)
3,464 shares)

REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS
                       SIX MONTHS ENDED MAY 31, 2000
                                         (UNAUDITED)

INVESTMENT INCOME                            $ 1,622
Dividends (including $53
received from affiliated
issuers)

Special dividend from Sabre                   806
Holdings Corp. Class A

Interest                                      1,970

Security lending                              275

 TOTAL INCOME                                 4,673

EXPENSES

Management fee                   $ 4,866

Transfer agent fees               1,615

Distribution fees                 4,320

Accounting and security           179
lending fees

Non-interested trustees'          2
compensation

Custodian fees and expenses       29

Registration fees                 242

Audit                             13

Legal                             7

Miscellaneous                     2

 Total expenses before            11,275
reductions

 Expense reductions               (59)        11,216

NET INVESTMENT INCOME (LOSS)                  (6,543)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            50,933

 Foreign currency transactions    (38)        50,895

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (149,692)

 Assets and liabilities in        1           (149,691)
foreign currencies

NET GAIN (LOSS)                               (98,796)

NET INCREASE (DECREASE) IN                   $ (105,339)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (6,543)                      $ (4,301)
income (loss)

 Net realized gain (loss)       50,895                         34,567

 Change in net unrealized       (149,691)                      182,991
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (105,339)                      213,257
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (27,273)                       (789)
from net realized gains

Share transactions - net        496,788                        597,789
increase (decrease)

  TOTAL INCREASE (DECREASE)     364,176                        810,257
IN NET ASSETS

NET ASSETS

 Beginning of period            951,632                        141,375

 End of period (including      $ 1,315,808                    $ 951,632
undistributed net investment
income (loss) of $(6,533)
and $10, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED  NOVEMBER 30,

                                 (UNAUDITED)                    1999                       1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.84                        $ 12.35                    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06) E                        (.09) F                    (.01)

Net realized and unrealized       (.63)                          7.63                       2.36
gain (loss)

Total from investment             (.69)                          7.54                       2.35
operations

Less Distributions

From net realized gain            (.56)                          (.05)                      -

Net asset value, end of period   $ 18.59                        $ 19.84                    $ 12.35

TOTAL RETURN B, C                 (3.79)%                        61.19%                     23.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 103                          $ 68                       $ 10
millions)

Ratio of expenses to average      1.31% A                        1.36%                      1.75% A, H
net assets

Ratio of expenses to average      1.30% A, I                     1.33% I                    1.68% A, I
net assets after  expense
reductions

Ratio of net investment           (.60)% A                       (.55)%                     (.40)% A
income (loss) to average
net assets

Portfolio turnover                36% A                          62%                        204% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.01 PER SHARE.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.01 PER SHARE.
G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.77                        $ 12.34                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.09) E                        (.13) F                   (.02)

Net realized and unrealized       (.63)                          7.61                      2.36
gain (loss)

Total from investment             (.72)                          7.48                      2.34
operations

Less Distributions

From net realized gain            (.54)                          (.05)                     -

Net asset value, end of period   $ 18.51                        $ 19.77                   $ 12.34

TOTAL RETURN B, C                 (3.95)%                        60.75%                    23.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 636                          $ 457                     $ 72
millions)

Ratio of expenses to average      1.54% A                        1.59%                     2.00% A, H
net assets

Ratio of expenses to average      1.53% A, I                     1.56% I                   1.93% A, I
net assets after  expense
reductions

Ratio of net investment           (.83)% A                       (.77)%                    (.63)% A
income (loss) to average
net assets

Portfolio turnover                36% A                          62%                       204% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.01 PER SHARE.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.01 PER SHARE.
G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED
                                                                NOVEMBER 30,

                                 (UNAUDITED)                    1999          1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.63                        $ 12.31       $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.14) E                        (.21) F       (.03)

Net realized and unrealized       (.62)                          7.58          2.34
gain (loss)

Total from investment             (.76)                          7.37          2.31
operations

Less Distributions

From net realized gain            (.49)                          (.05)         -

Net asset value, end of period   $ 18.38                        $ 19.63       $ 12.31

TOTAL RETURN B, C                 (4.16)%                        60.01%        23.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 291                          $ 200         $ 24
millions)

Ratio of expenses to average      2.08% A                        2.12%         2.50% A, H
net assets

Ratio of expenses to average      2.07% A, I                     2.09% I       2.43% A, I
net assets after  expense
reductions

Ratio of net investment           (1.37)% A                      (1.30)%       (1.15)% A
income (loss) to average
net assets

Portfolio turnover                36% A                          62%           204% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.01 PER SHARE.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.01 PER SHARE.
G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.68                        $ 12.34                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.14) E                        (.21) F                   (.03)

Net realized and unrealized       (.62)                          7.60                      2.37
gain (loss)

Total from investment             (.76)                          7.39                      2.34
operations

Less Distributions

From net realized gain            (.49)                          (.05)                     -

Net asset value, end of period   $ 18.43                        $ 19.68                   $ 12.34

TOTAL RETURN B, C                 (4.15)%                        60.02%                    23.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 222                          $ 160                     $ 22
millions)

Ratio of expenses to average      2.04% A                        2.09%                     2.50% A, H
net assets

Ratio of expenses to average      2.03% A, I                     2.06% I                   2.44% A, I
net assets after  expense
reductions

Ratio of net investment           (1.33)% A                      (1.27)%                   (1.15)% A
income (loss) to average
net assets

Portfolio turnover                36% A                          62%                       204% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.01 PER SHARE.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.01 PER SHARE.
G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.89                        $ 12.35                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03) E                        (.04) F                   (.00)

Net realized and unrealized       (.63)                          7.63                      2.35
gain (loss)

Total from investment             (.66)                          7.59                      2.35
operations

Less Distributions

From net realized gain            (.59)                          (.05)                     -

Net asset value, end of period   $ 18.64                        $ 19.89                   $ 12.35

TOTAL RETURN B, C                 (3.65)%                        61.60%                    23.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 65                           $ 67                      $ 13
millions)

Ratio of expenses to average      .98% A                         1.05%                     1.50% A, H
net assets

Ratio of expenses to average      .97% A, I                      1.02% I                   1.42% A, I
net assets after  expense
reductions

Ratio of net investment           (.27)% A                       (.24)%                    (.15)% A
income (loss) to average
net assets

Portfolio turnover                36% A                          62%                       204% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.01 PER SHARE.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.01 PER SHARE.
G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends and losses deferred due to wash sales transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $140,000 or 0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $708,150,000 and $225,344,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 125,000    $ -

CLASS T    1,622,000    1,000

CLASS B    1,444,000    1,084,000

CLASS C    1,129,000    757,000

          $ 4,320,000  $ 1,842,000

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 437,000    $ 194,000

CLASS T    759,000      284,000

CLASS B    351,000      351,000 *

CLASS C    52,000       52,000 *

          $ 1,599,000  $ 881,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 129,000    .26*

CLASS T                 769,000     .24*

CLASS B                 385,000     .27*

CLASS C                 262,000     .23*

INSTITUTIONAL CLASS     70,000      .18*

                       $ 1,615,000

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $20,416,000. The fund received cash collateral of $22,005,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $55,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS T   $ 1,000

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
AMOUNTS IN THOUSANDS


FROM NET REALIZED GAIN

Class A                 $ 2,041                        $ 54

Class T                  13,509                         395

Class B                  5,373                          139

Class C                  4,278                          127

Institutional Class      2,072                          74

Total                   $ 27,273                       $ 789


8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold                                        3,363                   $ 60,325
                                 2,786

Reinvestment of distributions    90                        3                        1,888

Shares redeemed                  (762)                     (740)                    (16,334)

Net increase (decrease)          2,114                     2,626                   $ 45,879

CLASS T Shares sold              18,286                    24,254                  $ 394,736

Reinvestment of distributions    605                       25                       12,677

Shares redeemed                  (7,688)                   (7,005)                  (164,804)

Net increase (decrease)          11,203                    17,274                  $ 242,609

CLASS B Shares sold              6,634                     9,035                   $ 142,667

Reinvestment of distributions    203                       8                        4,232

Shares redeemed                  (1,183)                   (845)                    (24,921)

Net increase (decrease)          5,654                     8,198                   $ 121,978

CLASS C Shares sold              5,391                     7,189                   $ 116,398

Reinvestment of distributions    170                       8                        3,564

Shares redeemed                  (1,629)                   (880)                    (34,340)

Net increase (decrease)          3,932                     6,317                   $ 85,622

INSTITUTIONAL CLASS Shares       2,992                     3,500                   $ 63,830
sold

Reinvestment of distributions    65                        4                        1,379

Shares redeemed                  (2,976)                   (1,166)                  (64,509)

Net increase (decrease)          81                        2,338                   $ 700



                                DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 54,944


Reinvestment of distributions    48

Shares redeemed                  (12,078)

Net increase (decrease)         $ 42,914

CLASS T Shares sold             $ 396,107

Reinvestment of distributions    359

Shares redeemed                  (114,581)

Net increase (decrease)         $ 281,885

CLASS B Shares sold             $ 147,072

Reinvestment of distributions    116

Shares redeemed                  (13,645)

Net increase (decrease)         $ 133,543

CLASS C Shares sold             $ 117,402

Reinvestment of distributions    113

Shares redeemed                  (14,187)

Net increase (decrease)         $ 103,328

INSTITUTIONAL CLASS Shares      $ 55,548
sold

Reinvestment of distributions    59

Shares redeemed                  (19,488)

Net increase (decrease)         $ 36,119


9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS              PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

Celestial Seasonings, Inc.        $ 530              $ -             $ -                  $ -

Gadzooks, Inc.                     727                -               -                    7,000

Golden State Vintners, Inc.        -                  -               -                    1,798
Class B

Polymer Group, Inc.                12,505             -               53                   19,502

Webhire, Inc.                      4,756              -               -                    3,144

TOTALS                            $ 18,518           $ -             $ 53                 $ 31,444


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Harry Lange, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

ASCFI-SANN-0700  106150
1.721219.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
TECHNOQUANT(REGISTERED TRADEMARK) GROWTH
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  25  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 34  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT      9.57%          25.65%       70.27%
GROWTH - CL A

FIDELITY ADV TECHNOQUANT      3.27%          18.42%       60.48%
GROWTH - CL A   (INCL. 5.75%
SALES CHARGE)

S&P 500                       2.90%          10.48%       101.71%

Capital Appreciation Funds    8.57%          27.58%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                   PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT        25.65%       16.86%
GROWTH - CL A

FIDELITY ADV TECHNOQUANT        18.42%       14.85%
GROWTH - CL A   (INCL. 5.75%
SALES CHARGE)

S&P 500                         10.48%       22.80%

Capital Appreciation Funds      27.58%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA TechnoQuant Growth - A   S&P 500
             00267                       SP001
  1996/12/31       9425.00                    10000.00
  1997/01/31       9698.33                    10624.80
  1997/02/28       9010.30                    10708.10
  1997/03/31       8557.90                    10268.10
  1997/04/30       8671.00                    10881.11
  1997/05/31       9425.00                    11543.55
  1997/06/30       9839.70                    12060.70
  1997/07/31      10819.90                    13020.37
  1997/08/31      10857.60                    12290.97
  1997/09/30      11526.78                    12964.15
  1997/10/31      10961.28                    12531.14
  1997/11/30      10725.65                    13111.21
  1997/12/31      10567.32                    13336.33
  1998/01/31      10411.26                    13483.83
  1998/02/28      11230.89                    14456.28
  1998/03/31      11777.32                    15196.59
  1998/04/30      11699.26                    15349.47
  1998/05/31      11133.32                    15085.61
  1998/06/30      11299.20                    15698.39
  1998/07/31      11191.86                    15531.20
  1998/08/31       9728.24                    13285.70
  1998/09/30      10362.48                    14136.78
  1998/10/31      10840.59                    15286.67
  1998/11/30      11426.05                    16213.19
  1998/12/31      12235.92                    17147.40
  1999/01/31      13406.82                    17864.50
  1999/02/28      12421.31                    17309.27
  1999/03/31      13250.70                    18001.82
  1999/04/30      13084.82                    18699.03
  1999/05/31      12772.58                    18257.54
  1999/06/30      13543.42                    19270.84
  1999/07/31      13338.52                    18669.20
  1999/08/31      13358.03                    18576.79
  1999/09/30      13153.12                    18067.60
  1999/10/31      14050.82                    19210.91
  1999/11/30      14646.02                    19601.47
  1999/12/31      16569.77                    20756.00
  2000/01/31      15665.32                    19713.22
  2000/02/29      16879.60                    19340.05
  2000/03/31      17875.10                    21232.08
  2000/04/30      16879.60                    20593.21
  2000/05/31      16048.20                    20170.64
IMATRL PRASUN   SHR__CHT 20000531 20000621 114411 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Class A on December 31, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $16,048 - a 60.48% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,171 - a 101.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP CORE FUNDS AVERAGE WERE, 6.43% AND 13.69%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 13.69%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 7.79% AND 17.37%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 17.37%.

FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT     9.33%          25.28%       68.85%
GROWTH - CL T

FIDELITY ADV TECHNOQUANT     5.51%          20.89%       62.94%
GROWTH - CL T  (INCL. 3.50%
SALES CHARGE)

S&P 500                      2.90%          10.48%       101.71%

Capital Appreciation Funds   8.57%          27.58%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                   PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT        25.28%       16.57%
GROWTH - CL T

FIDELITY ADV TECHNOQUANT        20.89%       15.36%
GROWTH - CL T   (INCL. 3.50%
SALES CHARGE)

S&P 500                         10.48%       22.80%

Capital Appreciation Funds      27.58%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA TechnoQuant Growth - T   S&P 500
             00269                       SP001
  1996/12/31       9650.00                    10000.00
  1997/01/31       9929.85                    10624.80
  1997/02/28       9215.75                    10708.10
  1997/03/31       8752.55                    10268.10
  1997/04/30       8868.35                    10881.11
  1997/05/31       9640.35                    11543.55
  1997/06/30      10064.95                    12060.70
  1997/07/31      11058.90                    13020.37
  1997/08/31      11097.50                    12290.97
  1997/09/30      11773.00                    12964.15
  1997/10/31      11194.00                    12531.14
  1997/11/30      10962.40                    13111.21
  1997/12/31      10790.34                    13336.33
  1998/01/31      10630.69                    13483.83
  1998/02/28      11469.16                    14456.28
  1998/03/31      12028.15                    15196.59
  1998/04/30      11948.29                    15349.47
  1998/05/31      11369.34                    15085.61
  1998/06/30      11529.05                    15698.39
  1998/07/31      11429.24                    15531.20
  1998/08/31       9931.96                    13285.70
  1998/09/30      10570.80                    14136.78
  1998/10/31      11059.91                    15286.67
  1998/11/30      11658.82                    16213.19
  1998/12/31      12477.33                    17147.40
  1999/01/31      13675.16                    17864.50
  1999/02/28      12666.99                    17309.27
  1999/03/31      13495.48                    18001.82
  1999/04/30      13325.79                    18699.03
  1999/05/31      13006.37                    18257.54
  1999/06/30      13794.94                    19270.84
  1999/07/31      13575.34                    18669.20
  1999/08/31      13585.32                    18576.79
  1999/09/30      13385.68                    18067.60
  1999/10/31      14284.05                    19210.91
  1999/11/30      14902.92                    19601.47
  1999/12/31      16848.69                    20756.00
  2000/01/31      15914.20                    19713.22
  2000/02/29      17153.83                    19340.05
  2000/03/31      18158.94                    21232.08
  2000/04/30      17142.67                    20593.21
  2000/05/31      16293.91                    20170.64
IMATRL PRASUN   SHR__CHT 20000531 20000621 114634 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Class T on December 31, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $16,294 - a 62.94% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,171 - a 101.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP CORE FUNDS AVERAGE WERE, 6.43% AND 13.69%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 13.69%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 7.79% AND 17.37%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 17.37%.

FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED               PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT    9.14%          24.78%       66.17%
GROWTH - CL B

FIDELITY ADV TECHNOQUANT    4.24%          19.78%       63.17%
GROWTH - CL B   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                     2.90%          10.48%       101.71%

Capital Appreciation Funds  8.57%          27.58%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT      24.78%       16.03%
GROWTH - CL B

FIDELITY ADV TECHNOQUANT      19.78%       15.41%
GROWTH - CL B   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                       10.48%       22.80%

Capital Appreciation Funds    27.58%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA TechnoQuant Growth - B   S&P 500
             00268                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10290.00                    10624.80
  1997/02/28       9540.00                    10708.10
  1997/03/31       9060.00                    10268.10
  1997/04/30       9170.00                    10881.11
  1997/05/31       9960.00                    11543.55
  1997/06/30      10400.00                    12060.70
  1997/07/31      11420.00                    13020.37
  1997/08/31      11460.00                    12290.97
  1997/09/30      12160.00                    12964.15
  1997/10/31      11550.00                    12531.14
  1997/11/30      11310.00                    13111.21
  1997/12/31      11130.72                    13336.33
  1998/01/31      10955.42                    13483.83
  1998/02/28      11821.95                    14456.28
  1998/03/31      12389.32                    15196.59
  1998/04/30      12306.79                    15349.47
  1998/05/31      11698.16                    15085.61
  1998/06/30      11863.21                    15698.39
  1998/07/31      11749.74                    15531.20
  1998/08/31      10202.36                    13285.70
  1998/09/30      10862.57                    14136.78
  1998/10/31      11357.73                    15286.67
  1998/11/30      11966.37                    16213.19
  1998/12/31      12801.95                    17147.40
  1999/01/31      14029.53                    17864.50
  1999/02/28      12987.64                    17309.27
  1999/03/31      13833.53                    18001.82
  1999/04/30      13658.16                    18699.03
  1999/05/31      13317.74                    18257.54
  1999/06/30      14122.38                    19270.84
  1999/07/31      13895.43                    18669.20
  1999/08/31      13905.74                    18576.79
  1999/09/30      13689.11                    18067.60
  1999/10/31      14607.22                    19210.91
  1999/11/30      15226.17                    19601.47
  1999/12/31      17211.97                    20756.00
  2000/01/31      16249.07                    19713.22
  2000/02/29      17514.93                    19340.05
  2000/03/31      18527.62                    21232.08
  2000/04/30      17480.41                    20593.21
  2000/05/31      16317.00                    20170.64
IMATRL PRASUN   SHR__CHT 20000531 20000621 114836 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Class B on December 31, 1996, when the fund started. As the chart shows, by May 31, 2000, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $16,317 - a 63.17% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,171 - a 101.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP CORE FUNDS AVERAGE WERE, 6.43% AND 13.69%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 13.69%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 7.79% AND 17.37%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 17.37%.

FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six month, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED               PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT    9.22%          24.88%       65.94%
GROWTH - CL C

FIDELITY ADV TECHNOQUANT    8.24%          23.88%       65.94%
GROWTH - CL C   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                     2.90%          10.48%       101.71%

Capital Appreciation Funds  8.57%          27.58%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT      24.88%       15.98%
GROWTH - CL C

FIDELITY ADV TECHNOQUANT      23.88%       15.98%
GROWTH - CL C   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                       10.48%       22.80%

Capital Appreciation Funds    27.58%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA TechnoQuant Growth - C   S&P 500
             00486                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10290.00                    10624.80
  1997/02/28       9540.00                    10708.10
  1997/03/31       9060.00                    10268.10
  1997/04/30       9170.00                    10881.11
  1997/05/31       9960.00                    11543.55
  1997/06/30      10400.00                    12060.70
  1997/07/31      11420.00                    13020.37
  1997/08/31      11460.00                    12290.97
  1997/09/30      12160.00                    12964.15
  1997/10/31      11550.00                    12531.14
  1997/11/30      11312.07                    13111.21
  1997/12/31      11134.52                    13336.33
  1998/01/31      10969.77                    13483.83
  1998/02/28      11824.69                    14456.28
  1998/03/31      12391.21                    15196.59
  1998/04/30      12298.51                    15349.47
  1998/05/31      11690.79                    15085.61
  1998/06/30      11855.60                    15698.39
  1998/07/31      11742.29                    15531.20
  1998/08/31      10197.25                    13285.70
  1998/09/30      10846.17                    14136.78
  1998/10/31      11350.88                    15286.67
  1998/11/30      11948.30                    16213.19
  1998/12/31      12782.62                    17147.40
  1999/01/31      13998.05                    17864.50
  1999/02/28      12957.72                    17309.27
  1999/03/31      13802.34                    18001.82
  1999/04/30      13627.24                    18699.03
  1999/05/31      13287.33                    18257.54
  1999/06/30      14090.75                    19270.84
  1999/07/31      13864.15                    18669.20
  1999/08/31      13874.45                    18576.79
  1999/09/30      13658.14                    18067.60
  1999/10/31      14574.86                    19210.91
  1999/11/30      15192.88                    19601.47
  1999/12/31      17177.64                    20756.00
  2000/01/31      16236.44                    19713.22
  2000/02/29      17480.96                    19340.05
  2000/03/31      18506.54                    21232.08
  2000/04/30      17457.92                    20593.21
  2000/05/31      16593.66                    20170.64
IMATRL PRASUN   SHR__CHT 20000531 20000621 115237 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Class C on December 31, 1996, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $16,594 - a 65.94% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,171 - a 101.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP CORE FUNDS AVERAGE WERE, 6.43% AND 13.69%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 13.69%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 7.79% AND 17.37%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 17.37%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Tim Krochuk)

An interview with Tim Krochuk, Portfolio Manager of Fidelity Advisor TechnoQuant Growth Fund

Q. HOW DID THE FUND PERFORM, TIM?

A. For the six months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 9.57%, 9.33%, 9.14% and 9.22%, respectively. The Standard & Poor's 500 Index returned 2.90% and the capital appreciation funds average tracked by Lipper Inc. returned 8.57% for the same time period. For the year that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 25.65%, 25.28%, 24.78% and 24.88%, respectively. Over the same 12 months, the S&P 500 returned 10.48%, while the peer group average returned 27.58%.

Q. WHAT HELPED THE FUND OUTPERFORM BOTH THE S&P 500 AND ITS PEER GROUP DURING THE SIX-MONTH PERIOD?

A. The fund outperformed the S&P 500 primarily because of the portfolio's higher concentration in sectors such as technology and Internet services that experienced strong market momentum during much of the period. On the other hand, the fund outperformed its peer group because a relatively smaller proportion of the portfolio's assets were invested in the same technology and Internet sectors, which sold off in April and May. Although my quantitative models suggested a portfolio that was more concentrated than the broad market, they also suggested a more diversified portfolio than the peer group, in which many funds maintained or increased their investments in technology/Internet and communication stocks.

Q. WHAT FACTORS DID YOUR QUANTITATIVE MODELS INCORPORATE DURING THE
PERIOD?

A. Narrow market breadth remained a critical factor. For example, between October 1998 - when the NASDAQ index emerged from its last price correction - and December 1999, only 65 of the index's 4,770 stocks contributed to its gain of 141%. Of that return, fully half of it came from just five stocks. In response to weak market leadership, I relaxed some of my models' constraints to emphasize those technical factors that had demonstrated a good success rate in the current environment. These included tests of market momentum, money flows, size and industry sector. Concentrating my models' criteria set served to reduce the risk of being underweighted in sectors and stocks experiencing positive market action, including large technology and Internet stocks. At the same time, my models suggested retaining a core holding of defensive stocks, such as food and consumer product companies that could stabilize returns during weak market periods.

Q. WHICH HOLDINGS BENEFITED THE FUND'S PERFORMANCE?

A. The portfolio's top performers reflected my models' emphasis on market leadership qualities. For example, Cisco, Intel, Oracle and Texas Instruments - all well-established, large-cap technology stocks
- had attractive technical, as well as fundamental, characteristics. Large money inflows, strong price and trading volume relationships and positive market momentum all contributed to substantial returns for these stocks. The fund's total return also benefited from more limited investments in several small-cap technology stocks. For example, Rambus, a high-speed interface technology developer, was the fund's top performer.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. The biggest disappointment was Microsoft. Although the fund was only market-weighted in the stock, the company's sheer size in the S&P 500 index translated into a relatively large position in the portfolio. Despite generally positive technical factors, the stock took an exceptionally heavy hit in response to antitrust concerns and a late-spring sell-off of new economy stocks. The portfolio's core holdings of defensive stocks, such as Philip Morris, Bristol-Myers Squibb and Wal-Mart, underperformed for much of the period as technology stocks held reign. However, they did live up to their defensive billing as they helped cushion the portfolio's performance during the tech sector sell-off in April and May.

Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. I expect market volatility to continue, which could benefit active portfolio managers. Recent market activity, particularly in the technology sector, is teaching investors to realize that they need to pick the right stock - not just any stock - in an industry. The market's focus on the Federal Reserve Board's actions lends additional uncertainty to the environment. Six interest-rate hikes since June 1999, combined with the potential for additional increases, could create an unfavorable climate for the large, high price-to-earnings stocks that have been leading the market. Given these circumstances, I expect that actively managed, well-diversified portfolios have the potential to outperform more highly concentrated or indexed portfolios.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: long-term capital
appreciation by investing
primarily in common stocks,
using a quantitative approach
that emphasizes technical
factors

START DATE: December 31,
1996

SIZE: as of May 31, 2000,
more than $43 million

MANAGER: Tim Krochuk, since
inception; joined Fidelity in
1992

TIM KROCHUK ON USING
TECHNICAL DATA TO ANALYZE
INVESTORS' DECISIONS:

"Investors face many choices in the
stock market, just as consumers face
many choices in the supermarket.
Both investors and shoppers make
purchase decisions based on
preferences for quality and cost. The
reasons underlying these choices
may be unknown, but we do know the
ultimate purchase price and volume.
Collecting such data from the
stock market is called technical
analysis, and every trade leaves
behind a trail of data. In aggregate,
this data provides a mathematical way
of analyzing the market's `mind.'
Technical data also is very useful
because - unlike fundamental data
- it is available daily.

"Over the past year, technical
analysis was very successful. I
believe investors may be relying more
heavily on technical data to support
shorter investment holding periods.
Last year, on average, the largest
NASDAQ stocks were held for less
than 30 days and Internet stocks were
held for only 15 days. The
infrequency of new fundamental
information, such as earnings,
suggests that investors placed
greater emphasis on technical
indicators, such as price and volume.
As technical analysis becomes more
widespread, it should achieve greater
prominence as a tool for
shorter-term investment decisions."



INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            4.5                     4.0

Intel Corp.                     3.0                     1.8

Exxon Mobil Corp.               2.6                     0.0

Microsoft Corp.                 2.6                     3.6

Citigroup, Inc.                 2.5                     1.9

Cisco Systems, Inc.             2.4                     2.2

Wal-Mart Stores, Inc.           2.1                     2.0

Nortel Networks Corp.           1.6                     0.0

Oracle Corp.                    1.6                     0.0

JDS Uniphase Corp.              1.4                     0.0

                                24.3                    15.5

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      31.7                    33.1

Energy                          10.7                    8.5

Health                          9.2                     6.3

Finance                         7.8                     5.9

Industrial Machinery &          6.9                     7.4
Equipment



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          94.3%                         Stocks                                 95.3%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 5.7%                         Net Other Assets                        4.7%

* FOREIGN INVESTMENTS            5.1%                         ** FOREIGN INVESTMENTS                  3.3%

Row: 1, Col: 1, Value: 94.3                                   Row: 1, Col: 1, Value: 95.3
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.7                                    Row: 1, Col: 8, Value: 4.7







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 94.3%

                                 SHARES                         VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.5%

Advanced Aerodynamics &           20,800                        $ 72,800
Structures, Inc. Class A (a)

Boeing Co.                        3,500                          136,719

Honeywell International, Inc.     4,100                          224,219

Lockheed Martin Corp.             9,600                          235,200

                                                                 668,938

BASIC INDUSTRIES - 4.0%

CHEMICALS & PLASTICS - 1.4%

Dow Chemical Co.                  3,000                          321,188

E.I. du Pont de Nemours and       3,400                          166,600
Co.

Praxair, Inc.                     3,200                          134,400

                                                                 622,188

METALS & MINING - 0.9%

Alcoa, Inc.                       4,000                          233,750

Century Aluminum Co.              13,100                         133,456

                                                                 367,206

PAPER & FOREST PRODUCTS - 1.7%

Boise Cascade Corp.               4,400                          128,150

Georgia-Pacific Corp.             3,200                          104,800

International Paper Co.           1,800                          62,663

Kimberly-Clark Corp.              4,800                          290,400

Willamette Industries, Inc.       5,100                          165,750

                                                                 751,763

TOTAL BASIC INDUSTRIES                                           1,741,157

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.3%

AutoZone, Inc. (a)                4,500                          126,000

CONSUMER DURABLES - 0.2%

Minnesota Mining &                1,200                          102,900
Manufacturing Co.

TOTAL DURABLES                                                   228,900

ENERGY - 10.7%

ENERGY SERVICES - 2.3%

Baker Hughes, Inc.                4,300                          155,875

ENSCO International, Inc.         7,000                          244,563

Halliburton Co.                   3,600                          183,600

Schlumberger Ltd.                 2,500                          183,906

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Tidewater, Inc.                   5,500                         $ 213,813

Transocean Sedco Forex, Inc.      484                            23,807

                                                                 1,005,564

OIL & GAS - 8.4%

Amerada Hess Corp.                5,200                          345,150

Apache Corp.                      7,100                          432,213

Burlington Resources, Inc.        2,800                          128,100

Chevron Corp.                     2,700                          249,581

EOG Resources, Inc.               2,800                          91,000

Exxon Mobil Corp.                 13,500                         1,124,719

Kerr-McGee Corp.                  2,600                          155,188

Texaco, Inc.                      2,500                          143,594

The Coastal Corp.                 3,400                          208,675

Tosco Corp.                       8,100                          248,063

Union Pacific Resources           17,300                         409,794
Group, Inc.

USX - Marathon Group              4,700                          127,781

                                                                 3,663,858

TOTAL ENERGY                                                     4,669,422

FINANCE - 7.8%

BANKS - 3.7%

Bank of America Corp.             8,300                          461,169

Chase Manhattan Corp.             3,000                          224,063

First Union Corp.                 3,600                          126,675

Firstar Corp.                     9,900                          253,069

J.P. Morgan & Co., Inc.           700                            90,125

Northern Trust Corp.              3,000                          197,438

SunTrust Banks, Inc.              2,000                          119,500

Wells Fargo & Co.                 3,000                          135,750

                                                                 1,607,789

CREDIT & OTHER FINANCE - 3.2%

American Express Co.              4,200                          226,013

Citigroup, Inc.                   17,550                         1,091,391

MBNA Corp.                        2,900                          80,838

                                                                 1,398,242

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.9%

Legg Mason, Inc.                  2,100                         $ 92,663

Morgan Stanley Dean Witter &      4,000                          287,750
Co.

                                                                 380,413

TOTAL FINANCE                                                    3,386,444

HEALTH - 9.2%

DRUGS & PHARMACEUTICALS - 6.1%

Advanced Magnetics, Inc. (a)      13,900                         93,825

Allergan, Inc.                    2,800                          192,325

Alpharma, Inc. Class A            4,600                          227,700

Amgen, Inc. (a)                   6,100                          388,113

Antigenics, Inc.                  1,800                          24,975

Bristol-Myers Squibb Co.          7,100                          390,944

Incyte Pharmaceuticals, Inc.      900                            47,475
(a)

IVAX Corp. (a)                    9,000                          338,625

Jones Pharma, Inc.                3,450                          125,709

Millennium Pharmaceuticals,       1,400                          117,075
Inc. (a)

QIAGEN NV (a)                     800                            121,900

Regeneron Pharmaceuticals,        4,300                          87,613
Inc. (a)

Vertex Pharmaceuticals, Inc.      2,300                          169,913
(a)

Warner-Lambert Co.                2,800                          341,950

                                                                 2,668,142

MEDICAL EQUIPMENT & SUPPLIES
- 2.8%

Biomet, Inc.                      4,600                          165,888

Johnson & Johnson                 6,800                          608,600

Medtronic, Inc.                   6,500                          335,563

Resmed, Inc. (a)                  4,200                          100,800

                                                                 1,210,851

MEDICAL FACILITIES MANAGEMENT
- 0.3%

HCA- The Healthcare Co.           5,500                          148,500

TOTAL HEALTH                                                     4,027,493

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.9%

ELECTRICAL EQUIPMENT - 5.9%

Excel Technology, Inc. (a)        2,500                          78,750

General Electric Co.              36,900                         1,941,838

Powerwave Technologies, Inc.      1,800                          97,538
(a)

Scientific-Atlanta, Inc.          3,600                          202,950

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

SonicWALL, Inc.                   2,100                         $ 126,525

Suess MicroTec AG (a)             2,900                          104,644

                                                                 2,552,245

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.0%

Asyst Technologies, Inc. (a)      4,400                          177,650

Ingersoll-Rand Co.                2,500                          113,906

Metron Technology NV              100                            1,113

Robotic Vision Systems, Inc.      12,700                         150,019
(a)

                                                                 442,688

TOTAL INDUSTRIAL MACHINERY &                                     2,994,933
EQUIPMENT

MEDIA & LEISURE - 5.4%

BROADCASTING - 1.4%

AMFM, Inc. (a)                    1,100                          74,525

Time Warner, Inc.                 5,100                          402,581

Univision Communications,         1,200                          123,600
Inc. Class A (a)

                                                                 600,706

ENTERTAINMENT - 1.6%

Viacom, Inc. Class B              3,779                          234,298
(non-vtg.) (a)

Walt Disney Co.                   11,200                         472,500

                                                                 706,798

LEISURE DURABLES & TOYS - 0.4%

Callaway Golf Co.                 8,900                          161,313

LODGING & GAMING - 0.3%

Starwood Hotels & Resorts         4,000                          118,250
Worldwide, Inc. unit

PUBLISHING - 0.3%

Gannett Co., Inc.                 2,200                          142,450

RESTAURANTS - 1.4%

McDonald's Corp.                  5,500                          196,969

Outback Steakhouse, Inc. (a)      7,400                          224,313

Starbucks Corp. (a)               6,000                          204,000

                                                                 625,282

TOTAL MEDIA & LEISURE                                            2,354,799

NONDURABLES - 3.7%

BEVERAGES - 0.7%

Anheuser-Busch Companies,         3,700                          286,750
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - 1.2%

ConAgra, Inc.                     3,600                         $ 83,025

Sara Lee Corp.                    13,200                         237,600

Sysco Corp.                       5,000                          209,688

                                                                 530,313

HOUSEHOLD PRODUCTS - 1.1%

Colgate-Palmolive Co.             2,200                          115,775

Procter & Gamble Co.              5,200                          345,800

                                                                 461,575

TOBACCO - 0.7%

Philip Morris Companies, Inc.     12,500                         326,563

TOTAL NONDURABLES                                                1,605,201

PRECIOUS METALS - 0.2%

Newmont Mining Corp.              4,000                          92,250

RETAIL & WHOLESALE - 5.8%

APPAREL STORES - 0.5%

Gap, Inc.                         3,500                          122,719

The Limited, Inc.                 4,800                          115,800

                                                                 238,519

DRUG STORES - 0.5%

CVS Corp.                         5,100                          221,850

GENERAL MERCHANDISE STORES -
2.1%

Wal-Mart Stores, Inc.             15,700                         904,713

GROCERY STORES - 1.1%

Kroger Co. (a)                    5,600                          111,300

Safeway, Inc. (a)                 7,500                          345,938

                                                                 457,238

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.6%

Best Buy Co., Inc. (a)            2,700                          172,800

Home Depot, Inc.                  9,750                          475,922

Staples, Inc. (a)                 4,200                          61,950

                                                                 710,672

TOTAL RETAIL & WHOLESALE                                         2,532,992

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

SERVICES - 1.1%

ADVERTISING - 0.9%

Omnicom Group, Inc.               2,000                         $ 167,875

TMP Worldwide, Inc. (a)           3,400                          187,850

United Internet AG (a)            300                            51,458

                                                                 407,183

LEASING & RENTAL - 0.2%

Ryder System, Inc.                4,100                          78,669

TOTAL SERVICES                                                   485,852

TECHNOLOGY - 31.7%

COMMUNICATIONS EQUIPMENT - 6.7%

Avanex Corp.                      900                            61,200

Breezecom Ltd.                    100                            2,469

Cabletron Systems, Inc. (a)       4,800                          110,100

Cisco Systems, Inc. (a)           18,660                         1,062,454

Corning, Inc.                     2,400                          464,250

Lucent Technologies, Inc.         3,500                          200,813

Nokia AB sponsored ADR            5,700                          296,400

Nortel Networks Corp.             13,400                         714,100

Oni Systems Corp.                 100                            2,500

                                                                 2,914,286

COMPUTER SERVICES & SOFTWARE
- 7.1%

Affymetrix, Inc. (a)              800                            95,000

America Online, Inc. (a)          2,000                          106,000

CMGI, Inc. (a)                    2,300                          109,969

CyberOptics Corp. (a)             3,000                          112,500

Healtheon/Web Maryland Corp.      4,600                          67,275
(a)

Inktomi Corp. (a)                 1,000                          111,625

Internet Pictures Corp.           5,339                          53,390

Microsoft Corp. (a)               17,900                         1,119,869

Oracle Corp. (a)                  9,600                          690,000

Rational Software Corp. (a)       2,400                          175,950

TIBCO Software, Inc.              3,700                          205,813

VERITAS Software Corp. (a)        1,850                          215,525

Vignette Corp. (a)                1,500                          41,344

                                                                 3,104,260

COMPUTERS & OFFICE EQUIPMENT
- 3.3%

Apple Computer, Inc. (a)          800                            67,200

Brocade Communications            1,300                          153,319
Systems, Inc.

EMC Corp. (a)                     3,800                          441,988

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Juniper Networks, Inc.            800                           $ 140,150

Lexmark International Group,      1,600                          111,600
Inc. Class A (a)

SanDisk Corp. (a)                 3,200                          186,000

Sun Microsystems, Inc. (a)        4,700                          360,138

                                                                 1,460,395

ELECTRONIC INSTRUMENTS - 1.4%

Electro Scientific                1,600                          75,600
Industries, Inc. (a)

KLA-Tencor Corp. (a)              2,200                          109,038

Kulicke & Soffa Industries,       2,700                          135,844
Inc. (a)

LTX Corp. (a)                     2,100                          54,863

Teradyne, Inc. (a)                3,000                          258,000

                                                                 633,345

ELECTRONICS - 13.2%

Altera Corp. (a)                  1,100                          94,463

Analog Devices, Inc. (a)          2,200                          169,400

Applied Micro Circuits Corp.      2,000                          198,500
(a)

AVX Corp.                         2,700                          154,744

Broadcom Corp. Class A (a)        1,300                          169,081

Celestica, Inc. (sub. vtg.)       5,300                          247,203
(a)

Conexant Systems, Inc. (a)        1,900                          71,488

Cree, Inc. (a)                    1,200                          145,781

Flextronics International         10,000                         544,375
Ltd. (a)

Intel Corp.                       10,400                         1,296,750

JDS Uniphase Corp. (a)            7,100                          624,800

Linear Technology Corp.           1,500                          88,594

Micron Technology, Inc. (a)       2,400                          167,850

Motorola, Inc.                    3,792                          355,500

New Focus, Inc.                   100                            6,463

Rambus, Inc. (a)                  700                            123,375

Sanmina Corp. (a)                 2,400                          152,700

Texas Instruments, Inc.           5,800                          419,050

Tyco International Ltd.           8,500                          400,031

Viasystems Group, Inc.            7,100                          71,888

Vishay Intertechnology, Inc.      3,425                          242,319
(a)

                                                                 5,744,355

TOTAL TECHNOLOGY                                                 13,856,641

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

TRANSPORTATION - 0.8%

AIR TRANSPORTATION - 0.3%

SkyWest, Inc.                     3,800                         $ 144,875

TRUCKING & FREIGHT - 0.5%

United Parcel Service, Inc.       2,800                          167,650
Class B

USFreightways Corp.               1,800                          49,388

                                                                 217,038

TOTAL TRANSPORTATION                                             361,913

UTILITIES - 5.0%

CELLULAR - 0.2%

QUALCOMM, Inc. (a)                1,600                          106,200

ELECTRIC UTILITY - 1.9%

AES Corp. (a)                     1,300                          113,425

American Electric Power Co.,      3,900                          138,694
Inc.

Consolidated Edison, Inc.         2,700                          88,088

Duke Energy Corp.                 4,500                          262,125

Entergy Corp.                     3,700                          107,300

Southern Co.                      5,300                          137,469

                                                                 847,101

GAS - 0.4%

Questar Corp.                     3,400                          69,063

Williams Companies, Inc.          2,500                          103,906

                                                                 172,969

TELEPHONE SERVICES - 2.5%

AT&T Corp.                        11,800                         409,313

Bell Atlantic Corp.               3,200                          169,200

SBC Communications, Inc.          11,400                         498,038

                                                                 1,076,551

TOTAL UTILITIES                                                  2,202,821

TOTAL COMMON STOCKS                                              41,209,756
(Cost $35,317,293)

CASH EQUIVALENTS - 6.9%

                                 MATURITY AMOUNT                VALUE (NOTE 1)

Investments in repurchase        $ 26,005                       $ 26,000
agreements (U.S. Treasury
Obligations), in a joint
trading account at 6.39%,
dated 5/31/00 due 6/1/00

                                 SHARES

Central Cash Collateral Fund,     559,858                        559,858
6.54% (b)

Taxable Central Cash Fund,        2,410,512                      2,410,512
6.37% (b)

TOTAL CASH EQUIVALENTS                                           2,996,370
(Cost $2,996,370)

TOTAL INVESTMENT PORTFOLIO -                                     44,206,126
101.2%
(Cost $38,313,663)

NET OTHER ASSETS - (1.2)%                                        (532,868)

NET ASSETS - 100%                                              $ 43,673,258


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $38,390,853. Net unrealized appreciation aggregated $5,815,273, of which $8,674,943 related to appreciated investment securities and $2,859,670 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                              MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 44,206,126
value (including repurchase
agreements of $26,000) (cost
$38,313,663) -  See
accompanying schedule

Cash                                       219

Receivable for investments                 22,438
sold

Receivable for fund shares                 85,389
sold

Dividends receivable                       44,928

Interest receivable                        10,720

Other receivables                          4,614

 TOTAL ASSETS                              44,374,434

LIABILITIES

Payable for investments         $ 4,400
purchased

Payable for fund shares          55,072
redeemed

Accrued management fee           19,647

Distribution fees payable        24,578

Other payables and accrued       37,621
expenses

Collateral on securities         559,858
loaned, at value

 TOTAL LIABILITIES                         701,176

NET ASSETS                                $ 43,673,258

Net Assets consist of:

Paid in capital                           $ 33,408,822

Accumulated net investment                 (117,584)
loss

Accumulated undistributed net              4,489,557
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                5,892,463
(depreciation) on investments

NET ASSETS                                $ 43,673,258

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $14.67
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($5,001,738 (divided by)
340,935 shares)

Maximum offering price per         $15.56
share (100/94.25 of $14.67)

CLASS T: NET ASSET VALUE and       $14.59
redemption price per share
($19,416,936 (divided by)
1,330,612 shares)

Maximum offering price per         $15.12
share (100/96.50 of $14.59)

CLASS B: NET ASSET VALUE and       $14.44
offering price per share
($15,969,662 (divided by)
1,106,197 shares) A

CLASS C: NET ASSET VALUE and       $14.40
offering price per share
($2,554,569 (divided by)
177,419 shares) A

INSTITUTIONAL CLASS: NET           $14.71
ASSET VALUE, offering price
and redemption price   per
share ($730,353 (divided by)
49,647 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                              SIX MONTHS ENDED MAY 31,
                                      2000 (UNAUDITED)

INVESTMENT INCOME                            $ 174,637
Dividends

Interest                                      63,842

Security lending                              2,487

 TOTAL INCOME                                 240,966

EXPENSES

Management fee                   $ 121,152

Transfer agent fees               66,540

Distribution fees                 141,169

Accounting and security           30,061
lending fees

Non-interested trustees'          62
compensation

Custodian fees and expenses       6,069

Registration fees                 38,288

Audit                             14,979

Legal                             83

Miscellaneous                     517

 Total expenses before            418,920
reductions

 Expense reductions               (60,813)    358,107

NET INVESTMENT INCOME (LOSS)                  (117,141)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            4,621,142

 Foreign currency transactions    206

 Futures contracts                (19,299)    4,602,049

Change in net unrealized                      (1,418,376)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                               3,183,673

NET INCREASE (DECREASE) IN                   $ 3,066,532
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (117,141)                    $ (185,742)
income (loss)

 Net realized gain (loss)       4,602,049                      5,096,365

 Change in net unrealized       (1,418,376)                    3,021,563
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     3,066,532                      7,932,186
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders

 From net investment income     (443)                          -

 From net realized gain         (3,995,356)                    -

 TOTAL DISTRIBUTIONS            (3,995,799)                    -

Share transactions - net        9,621,465                      (4,737,512)
increase (decrease)

  TOTAL INCREASE (DECREASE)     8,692,198                      3,194,674
IN NET ASSETS

NET ASSETS

 Beginning of period            34,981,060                     31,786,386

 End of period (including      $ 43,673,258                   $ 34,981,060
accumulated net investment
loss    of $117,584 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.01                        $ 11.71                   $ 11.38   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)                          (.02)                     .01       (.07)

Net realized and unrealized       1.39                           3.32                      .69       1.45
gain (loss)

Total from investment             1.38                           3.30                      .70       1.38
operations

Less Distributions

From net realized gain            (1.72)                         -                         (.26)     -

In excess of net realized gain    -                              -                         (.11)     -

Total distributions               (1.72)                         -                         (.37)     -

Net asset value, end of period   $ 14.67                        $ 15.01                   $ 11.71   $ 11.38

TOTAL RETURN B, C                 9.57%                          28.18%                    6.53%     13.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,002                        $ 3,846                   $ 2,885   $ 5,376
(000 omitted)

Ratio of expenses to average      1.30% A, F                     1.30% F                   1.61%     1.75% A, F
net assets

Ratio of expenses to average      1.29% A, G                     1.28% G                   1.60% G   1.75% A
net assets after expense
reductions

Ratio of net investment           (.14)% A                       (.17)%                    .09%      (.73)% A
income (loss)  to average
net assets

Portfolio turnover rate           132% A                         133%                      358%      213% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.93                        $ 11.68                   $ 11.36   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.06)                     (.02)     (.10)

Net realized and unrealized       1.37                           3.31                      .70       1.46
gain (loss)

Total from investment             1.34                           3.25                      .68       1.36
operations

Less Distributions

From net realized gain            (1.68)                         -                         (.26)     -

In excess of net realized gain    -                              -                         (.10)     -

 Total distributions              (1.68)                         -                         (.36)     -

Net asset value, end of period   $ 14.59                        $ 14.93                   $ 11.68   $ 11.36

TOTAL RETURN B, C                 9.33%                          27.83%                    6.35%     13.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,417                       $ 15,989                  $ 16,368  $ 20,283
(000 omitted)

Ratio of expenses to average      1.55% A, F                     1.55% F                   1.79%     2.00% A, F
net assets

Ratio of expenses to average      1.54% A, G                     1.53% G                   1.76% G   2.00% A
net assets after expense
reductions

Ratio of net investment           (.39)% A                       (.42)%                    (.11)%    (1.00)% A
income (loss)  to average
net assets

Portfolio turnover rate           132% A                         133%                      358%      213% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.76                        $ 11.60                   $ 11.31   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.12)                     (.09)     (.15)

Net realized and unrealized       1.37                           3.28                      .71       1.46
gain (loss)

Total from investment             1.30                           3.16                      .62       1.31
operations

Less Distributions

From net realized gain            (1.62)                         -                         (.24)     -

In excess of net realized gain    -                              -                         (.09)     -

Total distributions               (1.62)                         -                         (.33)     -

Net asset value, end of period   $ 14.44                        $ 14.76                   $ 11.60   $ 11.31

TOTAL RETURN B, C                 9.14%                          27.24%                    5.80%     13.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,970                       $ 13,056                  $ 10,994  $ 11,370
(000 omitted)

Ratio of expenses to average      2.05% A, F                     2.05% F                   2.24%     2.50% A, F
net assets

Ratio of expenses to average      2.04% A, G                     2.03% G                   2.22% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (.89)% A                       (.92)%                    (.58)%    (1.51)% A
income (loss)  to average
net assets

Portfolio turnover rate           132% A                         133%                      358%      213% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.75                        $ 11.60                   $ 11.36   $ 11.85
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.12)                     (.14)     -

Net realized and unrealized       1.38                           3.27                      .74       (.49)
gain (loss)

Total from investment             1.31                           3.15                      .60       (.49)
operations

Less Distributions

From net realized gain            (1.66)                         -                         (.26)     -

In excess of net realized gain    -                              -                         (.10)     -

Total distributions               (1.66)                         -                         (.36)     -

Net asset value, end of period   $ 14.40                        $ 14.75                   $ 11.60   $ 11.36

TOTAL RETURN B, C                 9.22%                          27.16%                    5.62%     (4.14)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,555                        $ 1,408                   $ 482     $ 48
(000 omitted)

Ratio of expenses to average      2.05% A, F                     2.05% F                   2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.05% A                        2.03% G                   2.47% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (.89)% A                       (.92)%                    (.88)%    (.60)% A
income (loss)  to average
net assets

Portfolio turnover rate           132% A                         133%                      358%      213% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                YEARS ENDED NOVEMBER 30,

                                 SIX MONTHS ENDED MAY 31, 2000  1999                      1998      1997 E
                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.07                        $ 11.72                   $ 11.40   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .01                            .01                       .03       (.04)

Net realized and unrealized       1.39                           3.34                      .68       1.44
gain (loss)

Total from investment             1.40                           3.35                      .71       1.40
operations

Less Distributions

From net investment income        (.01)                          -                         -         -

From net realized gain            (1.75)                         -                         (.28)     -

In excess of net realized gain    -                              -                         (.11)     -

Total distributions               (1.76)                         -                         (.39)     -

Net asset value, end of period   $ 14.71                        $ 15.07                   $ 11.72   $ 11.40

TOTAL RETURN B, C                 9.69%                          28.58%                    6.63%     14.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 730                          $ 682                     $ 1,057   $ 1,459
(000 omitted)

Ratio of expenses to average      1.05% A, F                     1.05% F                   1.50% F   1.50% A, F
net assets

Ratio of expenses to average      1.04% A, G                     1.03% G                   1.48% G   1.50% A
net assets after expense
reductions

Ratio of net investment           .11% A                         .08%                      .17%      (.42)% A
income (loss) to  average
net assets

Portfolio turnover rate           132% A                         133%                      358%      213% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor TechnoQuant Growth Fund(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS - CONTINUED

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $30,545,587 and $25,869,021, respectively.

The market value of futures contracts opened and closed during the period amounted to $739,862 and $720,563, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 5,939      $ -

CLASS T    47,779       2,341

CLASS B    76,974       58,801

CLASS C    10,477       5,103

          $ 141,169    $ 66,245

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 33,293     $ 7,635

CLASS T    26,977       5,752

CLASS B    25,121       25,121*

CLASS C    845          845*

          $ 86,236     $ 39,353

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 7,964   .34*

CLASS T                 29,974   .32*

CLASS B                 23,723   .31*

CLASS C                 4,160    .40*

INSTITUTIONAL CLASS     719      .19*

                       $ 66,540

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,182 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $537,868. The fund received cash collateral of $559,858 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.30%                    $ 7,080

CLASS T               1.55%                     26,767

CLASS B               2.05%                     21,215

CLASS C               2.05%                     3,799

INSTITUTIONAL CLASS   1.05%                     587

                                               $ 59,448

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,282 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $83 under the custodian arrangement.

7. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED  MAY 31,  2000  YEAR ENDED  NOVEMBER 30,  1999

FROM NET INVESTMENT INCOME

Institutional Class         $ 443                            $ -

FROM NET REALIZED GAIN

Class A                     $ 448,814                        $ -

Class T                      1,849,048                        -

Class B                      1,459,888                        -

Class C                      159,719                          -

Institutional Class          77,887                           -

Total                       $ 3,995,356                      $ -

Total Distributions         $ 3,995,799                      $ -


9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold              102,410                   111,910                 $ 1,565,830

Reinvestment of distributions    25,289                    -                        361,020

Shares redeemed                  (42,930)                  (102,018)                (653,932)

Net increase (decrease)          84,769                    9,892                   $ 1,272,918

CLASS T Shares sold              368,547                   250,329                 $ 5,617,864

Reinvestment of distributions    119,019                   -                        1,691,956

Shares redeemed                  (228,025)                 (581,066)                (3,489,363)

Net increase (decrease)          259,541                   (330,737)               $ 3,820,457

CLASS B Shares sold              251,267                   163,478                 $ 3,760,514

Reinvestment of distributions    73,489                    -                        1,035,867

Shares redeemed                  (103,346)                 (226,217)                (1,553,035)

Net increase (decrease)          221,410                   (62,739)                $ 3,243,346

CLASS C Shares sold              98,760                    73,222                  $ 1,479,559

Reinvestment of distributions    10,066                    -                        141,497

Shares redeemed                  (26,810)                  (19,399)                 (395,231)

Net increase (decrease)          82,016                    53,823                  $ 1,225,825

INSTITUTIONAL CLASS Shares       3,658                     -                       $ 53,907
sold

Reinvestment of distributions    5,123                     -                        73,230

Shares redeemed                  (4,398)                   (44,907)                 (68,218)

Net increase (decrease)          4,383                     (44,907)                $ 58,919



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 1,546,501

Reinvestment of distributions    -

Shares redeemed                  (1,354,413)

Net increase (decrease)         $ 192,088

CLASS T Shares sold             $ 3,433,718

Reinvestment of distributions    -

Shares redeemed                  (7,698,800)

Net increase (decrease)         $ (4,265,082)

CLASS B Shares sold             $ 2,192,596

Reinvestment of distributions    -

Shares redeemed                  (2,987,363)

Net increase (decrease)         $ (794,767)

CLASS C Shares sold             $ 989,398

Reinvestment of distributions    -

Shares redeemed                  (258,167)

Net increase (decrease)         $ 731,231

INSTITUTIONAL CLASS Shares      $ -
sold

Reinvestment of distributions    -

Shares redeemed                  (600,982)

Net increase (decrease)         $ (600,982)








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Tim Krochuk, Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPEDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

ATQG-SANN-0700  106132
1.704625.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
TECHNOQUANT(REGISTERED TRADEMARK) GROWTH
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  19  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 28  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED               PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT    9.69%          26.09%       71.45%
GROWTH - INST CL

S&P 500                     2.90%          10.48%       101.71%

Capital Appreciation Funds  8.57%          27.58%       n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Lipper has created new comparison categories that group funds accordingly to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT      26.09%       17.09%
GROWTH - INST CL

S&P 500                       10.48%       22.80%

Capital Appreciation Funds    27.58%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA TechnoQuant Growth - I   S&P 500
             00243                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10290.00                    10624.80
  1997/02/28       9550.00                    10708.10
  1997/03/31       9070.00                    10268.10
  1997/04/30       9200.00                    10881.11
  1997/05/31      10000.00                    11543.55
  1997/06/30      10440.00                    12060.70
  1997/07/31      11480.00                    13020.37
  1997/08/31      11530.00                    12290.97
  1997/09/30      12240.00                    12964.15
  1997/10/31      11640.00                    12531.14
  1997/11/30      11400.00                    13111.21
  1997/12/31      11232.68                    13336.33
  1998/01/31      11066.79                    13483.83
  1998/02/28      11948.40                    14456.28
  1998/03/31      12529.22                    15196.59
  1998/04/30      12446.25                    15349.47
  1998/05/31      11844.68                    15085.61
  1998/06/30      12021.00                    15698.39
  1998/07/31      11906.91                    15531.20
  1998/08/31      10351.13                    13285.70
  1998/09/30      11014.93                    14136.78
  1998/10/31      11533.52                    15286.67
  1998/11/30      12155.83                    16213.19
  1998/12/31      13027.07                    17147.40
  1999/01/31      14271.69                    17864.50
  1999/02/28      13224.14                    17309.27
  1999/03/31      14105.74                    18001.82
  1999/04/30      13929.42                    18699.03
  1999/05/31      13597.52                    18257.54
  1999/06/30      14437.64                    19270.84
  1999/07/31      14219.84                    18669.20
  1999/08/31      14230.21                    18576.79
  1999/09/30      14022.77                    18067.60
  1999/10/31      14976.98                    19210.91
  1999/11/30      15630.41                    19601.47
  1999/12/31      17689.53                    20756.00
  2000/01/31      16725.86                    19713.22
  2000/02/29      18031.30                    19340.05
  2000/03/31      19091.96                    21232.08
  2000/04/30      18031.30                    20593.21
  2000/05/31      17145.47                    20170.64
IMATRL PRASUN   SHR__CHT 20000531 20000621 114058 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Institutional Class on December 31, 1996, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $17,145 - a 71.45% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,171 - a 101.71% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP CORE FUNDS AVERAGE WERE, 6.43% AND 13.69%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 13.69%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 7.79% AND 17.37%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 17.37%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Tim Krochuk)

An interview with Tim Krochuk, Portfolio Manager of Fidelity Advisor TechnoQuant Growth Fund

Q. HOW DID THE FUND PERFORM, TIM?

A. For the six months that ended May 31, 2000, the fund's Institutional Class shares returned 9.69%, while the Standard & Poor's 500 Index returned 2.90%. The capital appreciation funds average, tracked by Lipper Inc., returned 8.57%. For the year that ended May 31, 2000, the fund's Institutional Class shares returned 26.09%, while the S&P 500 and the peer group average returned 10.48% and 27.58%, respectively.

Q. WHAT HELPED THE FUND OUTPERFORM BOTH THE S&P 500 AND ITS PEER GROUP DURING THE SIX-MONTH PERIOD?

A. The fund outperformed the S&P 500 primarily because of the portfolio's higher concentration in sectors such as technology and Internet services that experienced strong market momentum during much of the period. On the other hand, the fund outperformed its peer group because a relatively smaller proportion of the portfolio's assets were invested in the same technology and Internet sectors, which sold off in April and May. Although my quantitative models suggested a portfolio that was more concentrated than the broad market, they also suggested a more diversified portfolio than the peer group, in which many funds maintained or increased their investments in technology/Internet and communication stocks.

Q. WHAT FACTORS DID YOUR QUANTITATIVE MODELS INCORPORATE DURING THE
PERIOD?

A. Narrow market breadth remained a critical factor. For example, between October 1998 - when the NASDAQ index emerged from its last price correction - and December 1999, only 65 of the index's 4,770 stocks contributed to its gain of 141%. Of that return, fully half of it came from just five stocks. In response to weak market leadership, I relaxed some of my models' constraints to emphasize those technical factors that had demonstrated a good success rate in the current environment. These included tests of market momentum, money flows, size and industry sector. Concentrating my models' criteria set served to reduce the risk of being underweighted in sectors and stocks experiencing positive market action, including large technology and Internet stocks. At the same time, my models suggested retaining a core holding of defensive stocks, such as food and consumer product companies that could stabilize returns during weak market periods.

Q. WHICH HOLDINGS BENEFITED THE FUND'S PERFORMANCE?

A. The portfolio's top performers reflected my models' emphasis on market leadership qualities. For example, Cisco, Intel, Oracle and Texas Instruments - all well-established, large-cap technology stocks
- had attractive technical, as well as fundamental, characteristics. Large money inflows, strong price and trading volume relationships and positive market momentum all contributed to substantial returns for these stocks. The fund's total return also benefited from more limited investments in several small-cap technology stocks. For example, Rambus, a high-speed interface technology developer, was the fund's top performer.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. The biggest disappointment was Microsoft. Although the fund was only market-weighted in the stock, the company's sheer size in the S&P 500 index translated into a relatively large position in the portfolio. Despite generally positive technical factors, the stock took an exceptionally heavy hit in response to antitrust concerns and a late-spring sell-off of new economy stocks. The portfolio's core holdings of defensive stocks, such as Philip Morris, Bristol-Myers Squibb and Wal-Mart, underperformed for much of the period as technology stocks held reign. However, they did live up to their defensive billing as they helped cushion the portfolio's performance during the tech sector sell-off in April and May.

Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. I expect market volatility to continue, which could benefit active portfolio managers. Recent market activity, particularly in the technology sector, is teaching investors to realize that they need to pick the right stock - not just any stock - in an industry. The market's focus on the Federal Reserve Board's actions lends additional uncertainty to the environment. Six interest-rate hikes since June 1999, combined with the potential for additional increases, could create an unfavorable climate for the large, high price-to-earnings stocks that have been leading the market. Given these circumstances, I expect that actively managed, well-diversified portfolios have the potential to outperform more highly concentrated or indexed portfolios.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: long-term capital
appreciation by investing
primarily in common stocks,
using a quantitative approach
that emphasizes technical
factors

START DATE: December 31,
1996

SIZE: as of May 31, 2000,
more than $43 million

MANAGER: Tim Krochuk, since
inception; joined Fidelity in
1992

TIM KROCHUK ON USING
TECHNICAL DATA TO ANALYZE
INVESTORS' DECISIONS:

"Investors face many choices in the
stock market, just as consumers face
many choices in the supermarket.
Both investors and shoppers make
purchase decisions based on
preferences for quality and cost. The
reasons underlying these choices
may be unknown, but we do know the
ultimate purchase price and volume.
Collecting such data from the
stock market is called technical
analysis, and every trade leaves
behind a trail of data. In aggregate,
this data provides a mathematical way
of analyzing the market's `mind.'
Technical data also is very useful
because - unlike fundamental data
- it is available daily.

"Over the past year, technical
analysis was very successful. I
believe investors may be relying more
heavily on technical data to support
shorter investment holding periods.
Last year, on average, the largest
NASDAQ stocks were held for less
than 30 days and Internet stocks were
held for only 15 days. The
infrequency of new fundamental
information, such as earnings,
suggests that investors placed
greater emphasis on technical
indicators, such as price and volume.
As technical analysis becomes more
widespread, it should achieve greater
prominence as a tool for
shorter-term investment decisions."



INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            4.5                     4.0

Intel Corp.                     3.0                     1.8

Exxon Mobil Corp.               2.6                     0.0

Microsoft Corp.                 2.6                     3.6

Citigroup, Inc.                 2.5                     1.9

Cisco Systems, Inc.             2.4                     2.2

Wal-Mart Stores, Inc.           2.1                     2.0

Nortel Networks Corp.           1.6                     0.0

Oracle Corp.                    1.6                     0.0

JDS Uniphase Corp.              1.4                     0.0

                                24.3                    15.5

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      31.7                    33.1

Energy                          10.7                    8.5

Health                          9.2                     6.3

Finance                         7.8                     5.9

Industrial Machinery &          6.9                     7.4
Equipment



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          94.3%                         Stocks                                 95.3%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 5.7%                         Net Other Assets                        4.7%

* FOREIGN INVESTMENTS            5.1%                         ** FOREIGN INVESTMENTS                  3.3%

Row: 1, Col: 1, Value: 94.3                                   Row: 1, Col: 1, Value: 95.3
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.7                                    Row: 1, Col: 8, Value: 4.7




INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 94.3%

                                 SHARES                         VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.5%

Advanced Aerodynamics &           20,800                        $ 72,800
Structures, Inc. Class A (a)

Boeing Co.                        3,500                          136,719

Honeywell International, Inc.     4,100                          224,219

Lockheed Martin Corp.             9,600                          235,200

                                                                 668,938

BASIC INDUSTRIES - 4.0%

CHEMICALS & PLASTICS - 1.4%

Dow Chemical Co.                  3,000                          321,188

E.I. du Pont de Nemours and       3,400                          166,600
Co.

Praxair, Inc.                     3,200                          134,400

                                                                 622,188

METALS & MINING - 0.9%

Alcoa, Inc.                       4,000                          233,750

Century Aluminum Co.              13,100                         133,456

                                                                 367,206

PAPER & FOREST PRODUCTS - 1.7%

Boise Cascade Corp.               4,400                          128,150

Georgia-Pacific Corp.             3,200                          104,800

International Paper Co.           1,800                          62,663

Kimberly-Clark Corp.              4,800                          290,400

Willamette Industries, Inc.       5,100                          165,750

                                                                 751,763

TOTAL BASIC INDUSTRIES                                           1,741,157

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.3%

AutoZone, Inc. (a)                4,500                          126,000

CONSUMER DURABLES - 0.2%

Minnesota Mining &                1,200                          102,900
Manufacturing Co.

TOTAL DURABLES                                                   228,900

ENERGY - 10.7%

ENERGY SERVICES - 2.3%

Baker Hughes, Inc.                4,300                          155,875

ENSCO International, Inc.         7,000                          244,563

Halliburton Co.                   3,600                          183,600

Schlumberger Ltd.                 2,500                          183,906

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Tidewater, Inc.                   5,500                         $ 213,813

Transocean Sedco Forex, Inc.      484                            23,807

                                                                 1,005,564

OIL & GAS - 8.4%

Amerada Hess Corp.                5,200                          345,150

Apache Corp.                      7,100                          432,213

Burlington Resources, Inc.        2,800                          128,100

Chevron Corp.                     2,700                          249,581

EOG Resources, Inc.               2,800                          91,000

Exxon Mobil Corp.                 13,500                         1,124,719

Kerr-McGee Corp.                  2,600                          155,188

Texaco, Inc.                      2,500                          143,594

The Coastal Corp.                 3,400                          208,675

Tosco Corp.                       8,100                          248,063

Union Pacific Resources           17,300                         409,794
Group, Inc.

USX - Marathon Group              4,700                          127,781

                                                                 3,663,858

TOTAL ENERGY                                                     4,669,422

FINANCE - 7.8%

BANKS - 3.7%

Bank of America Corp.             8,300                          461,169

Chase Manhattan Corp.             3,000                          224,063

First Union Corp.                 3,600                          126,675

Firstar Corp.                     9,900                          253,069

J.P. Morgan & Co., Inc.           700                            90,125

Northern Trust Corp.              3,000                          197,438

SunTrust Banks, Inc.              2,000                          119,500

Wells Fargo & Co.                 3,000                          135,750

                                                                 1,607,789

CREDIT & OTHER FINANCE - 3.2%

American Express Co.              4,200                          226,013

Citigroup, Inc.                   17,550                         1,091,391

MBNA Corp.                        2,900                          80,838

                                                                 1,398,242

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.9%

Legg Mason, Inc.                  2,100                         $ 92,663

Morgan Stanley Dean Witter &      4,000                          287,750
Co.

                                                                 380,413

TOTAL FINANCE                                                    3,386,444

HEALTH - 9.2%

DRUGS & PHARMACEUTICALS - 6.1%

Advanced Magnetics, Inc. (a)      13,900                         93,825

Allergan, Inc.                    2,800                          192,325

Alpharma, Inc. Class A            4,600                          227,700

Amgen, Inc. (a)                   6,100                          388,113

Antigenics, Inc.                  1,800                          24,975

Bristol-Myers Squibb Co.          7,100                          390,944

Incyte Pharmaceuticals, Inc.      900                            47,475
(a)

IVAX Corp. (a)                    9,000                          338,625

Jones Pharma, Inc.                3,450                          125,709

Millennium Pharmaceuticals,       1,400                          117,075
Inc. (a)

QIAGEN NV (a)                     800                            121,900

Regeneron Pharmaceuticals,        4,300                          87,613
Inc. (a)

Vertex Pharmaceuticals, Inc.      2,300                          169,913
(a)

Warner-Lambert Co.                2,800                          341,950

                                                                 2,668,142

MEDICAL EQUIPMENT & SUPPLIES
- 2.8%

Biomet, Inc.                      4,600                          165,888

Johnson & Johnson                 6,800                          608,600

Medtronic, Inc.                   6,500                          335,563

Resmed, Inc. (a)                  4,200                          100,800

                                                                 1,210,851

MEDICAL FACILITIES MANAGEMENT
- 0.3%

HCA- The Healthcare Co.           5,500                          148,500

TOTAL HEALTH                                                     4,027,493

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.9%

ELECTRICAL EQUIPMENT - 5.9%

Excel Technology, Inc. (a)        2,500                          78,750

General Electric Co.              36,900                         1,941,838

Powerwave Technologies, Inc.      1,800                          97,538
(a)

Scientific-Atlanta, Inc.          3,600                          202,950

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

SonicWALL, Inc.                   2,100                         $ 126,525

Suess MicroTec AG (a)             2,900                          104,644

                                                                 2,552,245

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.0%

Asyst Technologies, Inc. (a)      4,400                          177,650

Ingersoll-Rand Co.                2,500                          113,906

Metron Technology NV              100                            1,113

Robotic Vision Systems, Inc.      12,700                         150,019
(a)

                                                                 442,688

TOTAL INDUSTRIAL MACHINERY &                                     2,994,933
EQUIPMENT

MEDIA & LEISURE - 5.4%

BROADCASTING - 1.4%

AMFM, Inc. (a)                    1,100                          74,525

Time Warner, Inc.                 5,100                          402,581

Univision Communications,         1,200                          123,600
Inc. Class A (a)

                                                                 600,706

ENTERTAINMENT - 1.6%

Viacom, Inc. Class B              3,779                          234,298
(non-vtg.) (a)

Walt Disney Co.                   11,200                         472,500

                                                                 706,798

LEISURE DURABLES & TOYS - 0.4%

Callaway Golf Co.                 8,900                          161,313

LODGING & GAMING - 0.3%

Starwood Hotels & Resorts         4,000                          118,250
Worldwide, Inc. unit

PUBLISHING - 0.3%

Gannett Co., Inc.                 2,200                          142,450

RESTAURANTS - 1.4%

McDonald's Corp.                  5,500                          196,969

Outback Steakhouse, Inc. (a)      7,400                          224,313

Starbucks Corp. (a)               6,000                          204,000

                                                                 625,282

TOTAL MEDIA & LEISURE                                            2,354,799

NONDURABLES - 3.7%

BEVERAGES - 0.7%

Anheuser-Busch Companies,         3,700                          286,750
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - 1.2%

ConAgra, Inc.                     3,600                         $ 83,025

Sara Lee Corp.                    13,200                         237,600

Sysco Corp.                       5,000                          209,688

                                                                 530,313

HOUSEHOLD PRODUCTS - 1.1%

Colgate-Palmolive Co.             2,200                          115,775

Procter & Gamble Co.              5,200                          345,800

                                                                 461,575

TOBACCO - 0.7%

Philip Morris Companies, Inc.     12,500                         326,563

TOTAL NONDURABLES                                                1,605,201

PRECIOUS METALS - 0.2%

Newmont Mining Corp.              4,000                          92,250

RETAIL & WHOLESALE - 5.8%

APPAREL STORES - 0.5%

Gap, Inc.                         3,500                          122,719

The Limited, Inc.                 4,800                          115,800

                                                                 238,519

DRUG STORES - 0.5%

CVS Corp.                         5,100                          221,850

GENERAL MERCHANDISE STORES -
2.1%

Wal-Mart Stores, Inc.             15,700                         904,713

GROCERY STORES - 1.1%

Kroger Co. (a)                    5,600                          111,300

Safeway, Inc. (a)                 7,500                          345,938

                                                                 457,238

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.6%

Best Buy Co., Inc. (a)            2,700                          172,800

Home Depot, Inc.                  9,750                          475,922

Staples, Inc. (a)                 4,200                          61,950

                                                                 710,672

TOTAL RETAIL & WHOLESALE                                         2,532,992

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

SERVICES - 1.1%

ADVERTISING - 0.9%

Omnicom Group, Inc.               2,000                         $ 167,875

TMP Worldwide, Inc. (a)           3,400                          187,850

United Internet AG (a)            300                            51,458

                                                                 407,183

LEASING & RENTAL - 0.2%

Ryder System, Inc.                4,100                          78,669

TOTAL SERVICES                                                   485,852

TECHNOLOGY - 31.7%

COMMUNICATIONS EQUIPMENT - 6.7%

Avanex Corp.                      900                            61,200

Breezecom Ltd.                    100                            2,469

Cabletron Systems, Inc. (a)       4,800                          110,100

Cisco Systems, Inc. (a)           18,660                         1,062,454

Corning, Inc.                     2,400                          464,250

Lucent Technologies, Inc.         3,500                          200,813

Nokia AB sponsored ADR            5,700                          296,400

Nortel Networks Corp.             13,400                         714,100

Oni Systems Corp.                 100                            2,500

                                                                 2,914,286

COMPUTER SERVICES & SOFTWARE
- 7.1%

Affymetrix, Inc. (a)              800                            95,000

America Online, Inc. (a)          2,000                          106,000

CMGI, Inc. (a)                    2,300                          109,969

CyberOptics Corp. (a)             3,000                          112,500

Healtheon/Web Maryland Corp.      4,600                          67,275
(a)

Inktomi Corp. (a)                 1,000                          111,625

Internet Pictures Corp.           5,339                          53,390

Microsoft Corp. (a)               17,900                         1,119,869

Oracle Corp. (a)                  9,600                          690,000

Rational Software Corp. (a)       2,400                          175,950

TIBCO Software, Inc.              3,700                          205,813

VERITAS Software Corp. (a)        1,850                          215,525

Vignette Corp. (a)                1,500                          41,344

                                                                 3,104,260

COMPUTERS & OFFICE EQUIPMENT
- 3.3%

Apple Computer, Inc. (a)          800                            67,200

Brocade Communications            1,300                          153,319
Systems, Inc.

EMC Corp. (a)                     3,800                          441,988

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Juniper Networks, Inc.            800                           $ 140,150

Lexmark International Group,      1,600                          111,600
Inc. Class A (a)

SanDisk Corp. (a)                 3,200                          186,000

Sun Microsystems, Inc. (a)        4,700                          360,138

                                                                 1,460,395

ELECTRONIC INSTRUMENTS - 1.4%

Electro Scientific                1,600                          75,600
Industries, Inc. (a)

KLA-Tencor Corp. (a)              2,200                          109,038

Kulicke & Soffa Industries,       2,700                          135,844
Inc. (a)

LTX Corp. (a)                     2,100                          54,863

Teradyne, Inc. (a)                3,000                          258,000

                                                                 633,345

ELECTRONICS - 13.2%

Altera Corp. (a)                  1,100                          94,463

Analog Devices, Inc. (a)          2,200                          169,400

Applied Micro Circuits Corp.      2,000                          198,500
(a)

AVX Corp.                         2,700                          154,744

Broadcom Corp. Class A (a)        1,300                          169,081

Celestica, Inc. (sub. vtg.)       5,300                          247,203
(a)

Conexant Systems, Inc. (a)        1,900                          71,488

Cree, Inc. (a)                    1,200                          145,781

Flextronics International         10,000                         544,375
Ltd. (a)

Intel Corp.                       10,400                         1,296,750

JDS Uniphase Corp. (a)            7,100                          624,800

Linear Technology Corp.           1,500                          88,594

Micron Technology, Inc. (a)       2,400                          167,850

Motorola, Inc.                    3,792                          355,500

New Focus, Inc.                   100                            6,463

Rambus, Inc. (a)                  700                            123,375

Sanmina Corp. (a)                 2,400                          152,700

Texas Instruments, Inc.           5,800                          419,050

Tyco International Ltd.           8,500                          400,031

Viasystems Group, Inc.            7,100                          71,888

Vishay Intertechnology, Inc.      3,425                          242,319
(a)

                                                                 5,744,355

TOTAL TECHNOLOGY                                                 13,856,641

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

TRANSPORTATION - 0.8%

AIR TRANSPORTATION - 0.3%

SkyWest, Inc.                     3,800                         $ 144,875

TRUCKING & FREIGHT - 0.5%

United Parcel Service, Inc.       2,800                          167,650
Class B

USFreightways Corp.               1,800                          49,388

                                                                 217,038

TOTAL TRANSPORTATION                                             361,913

UTILITIES - 5.0%

CELLULAR - 0.2%

QUALCOMM, Inc. (a)                1,600                          106,200

ELECTRIC UTILITY - 1.9%

AES Corp. (a)                     1,300                          113,425

American Electric Power Co.,      3,900                          138,694
Inc.

Consolidated Edison, Inc.         2,700                          88,088

Duke Energy Corp.                 4,500                          262,125

Entergy Corp.                     3,700                          107,300

Southern Co.                      5,300                          137,469

                                                                 847,101

GAS - 0.4%

Questar Corp.                     3,400                          69,063

Williams Companies, Inc.          2,500                          103,906

                                                                 172,969

TELEPHONE SERVICES - 2.5%

AT&T Corp.                        11,800                         409,313

Bell Atlantic Corp.               3,200                          169,200

SBC Communications, Inc.          11,400                         498,038

                                                                 1,076,551

TOTAL UTILITIES                                                  2,202,821

TOTAL COMMON STOCKS                                              41,209,756
(Cost $35,317,293)

CASH EQUIVALENTS - 6.9%

                                 MATURITY AMOUNT                VALUE (NOTE 1)

Investments in repurchase        $ 26,005                       $ 26,000
agreements (U.S. Treasury
Obligations), in a joint
trading account at 6.39%,
dated 5/31/00 due 6/1/00

                                 SHARES

Central Cash Collateral Fund,     559,858                        559,858
6.54% (b)

Taxable Central Cash Fund,        2,410,512                      2,410,512
6.37% (b)

TOTAL CASH EQUIVALENTS                                           2,996,370
(Cost $2,996,370)

TOTAL INVESTMENT PORTFOLIO -                                     44,206,126
101.2%
(Cost $38,313,663)

NET OTHER ASSETS - (1.2)%                                        (532,868)

NET ASSETS - 100%                                              $ 43,673,258


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $38,390,853. Net unrealized appreciation aggregated $5,815,273, of which $8,674,943 related to appreciated investment securities and $2,859,670 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                              MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 44,206,126
value (including repurchase
agreements of $26,000) (cost
$38,313,663) -  See
accompanying schedule

Cash                                       219

Receivable for investments                 22,438
sold

Receivable for fund shares                 85,389
sold

Dividends receivable                       44,928

Interest receivable                        10,720

Other receivables                          4,614

 TOTAL ASSETS                              44,374,434

LIABILITIES

Payable for investments         $ 4,400
purchased

Payable for fund shares          55,072
redeemed

Accrued management fee           19,647

Distribution fees payable        24,578

Other payables and accrued       37,621
expenses

Collateral on securities         559,858
loaned, at value

 TOTAL LIABILITIES                         701,176

NET ASSETS                                $ 43,673,258

Net Assets consist of:

Paid in capital                           $ 33,408,822

Accumulated net investment                 (117,584)
loss

Accumulated undistributed net              4,489,557
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                5,892,463
(depreciation) on investments

NET ASSETS                                $ 43,673,258

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $14.67
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($5,001,738 (divided by)
340,935 shares)

Maximum offering price per         $15.56
share (100/94.25 of $14.67)

CLASS T: NET ASSET VALUE and       $14.59
redemption price per share
($19,416,936 (divided by)
1,330,612 shares)

Maximum offering price per         $15.12
share (100/96.50 of $14.59)

CLASS B: NET ASSET VALUE and       $14.44
offering price per share
($15,969,662 (divided by)
1,106,197 shares) A

CLASS C: NET ASSET VALUE and       $14.40
offering price per share
($2,554,569 (divided by)
177,419 shares) A

INSTITUTIONAL CLASS: NET           $14.71
ASSET VALUE, offering price
and redemption price   per
share ($730,353 (divided by)
49,647 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                              SIX MONTHS ENDED MAY 31,
                                      2000 (UNAUDITED)

INVESTMENT INCOME                            $ 174,637
Dividends

Interest                                      63,842

Security lending                              2,487

 TOTAL INCOME                                 240,966

EXPENSES

Management fee                   $ 121,152

Transfer agent fees               66,540

Distribution fees                 141,169

Accounting and security           30,061
lending fees

Non-interested trustees'          62
compensation

Custodian fees and expenses       6,069

Registration fees                 38,288

Audit                             14,979

Legal                             83

Miscellaneous                     517

 Total expenses before            418,920
reductions

 Expense reductions               (60,813)    358,107

NET INVESTMENT INCOME (LOSS)                  (117,141)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            4,621,142

 Foreign currency transactions    206

 Futures contracts                (19,299)    4,602,049

Change in net unrealized                      (1,418,376)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                               3,183,673

NET INCREASE (DECREASE) IN                   $ 3,066,532
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (117,141)                    $ (185,742)
income (loss)

 Net realized gain (loss)       4,602,049                      5,096,365

 Change in net unrealized       (1,418,376)                    3,021,563
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     3,066,532                      7,932,186
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders

 From net investment income     (443)                          -

 From net realized gain         (3,995,356)                    -

 TOTAL DISTRIBUTIONS            (3,995,799)                    -

Share transactions - net        9,621,465                      (4,737,512)
increase (decrease)

  TOTAL INCREASE (DECREASE)     8,692,198                      3,194,674
IN NET ASSETS

NET ASSETS

 Beginning of period            34,981,060                     31,786,386

 End of period (including      $ 43,673,258                   $ 34,981,060
accumulated net investment
loss    of $117,584 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.01                        $ 11.71                   $ 11.38   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)                          (.02)                     .01       (.07)

Net realized and unrealized       1.39                           3.32                      .69       1.45
gain (loss)

Total from investment             1.38                           3.30                      .70       1.38
operations

Less Distributions

From net realized gain            (1.72)                         -                         (.26)     -

In excess of net realized gain    -                              -                         (.11)     -

Total distributions               (1.72)                         -                         (.37)     -

Net asset value, end of period   $ 14.67                        $ 15.01                   $ 11.71   $ 11.38

TOTAL RETURN B, C                 9.57%                          28.18%                    6.53%     13.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,002                        $ 3,846                   $ 2,885   $ 5,376
(000 omitted)

Ratio of expenses to average      1.30% A, F                     1.30% F                   1.61%     1.75% A, F
net assets

Ratio of expenses to average      1.29% A, G                     1.28% G                   1.60% G   1.75% A
net assets after expense
reductions

Ratio of net investment           (.14)% A                       (.17)%                    .09%      (.73)% A
income (loss)  to average
net assets

Portfolio turnover rate           132% A                         133%                      358%      213% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.93                        $ 11.68                   $ 11.36   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.06)                     (.02)     (.10)

Net realized and unrealized       1.37                           3.31                      .70       1.46
gain (loss)

Total from investment             1.34                           3.25                      .68       1.36
operations

Less Distributions

From net realized gain            (1.68)                         -                         (.26)     -

In excess of net realized gain    -                              -                         (.10)     -

 Total distributions              (1.68)                         -                         (.36)     -

Net asset value, end of period   $ 14.59                        $ 14.93                   $ 11.68   $ 11.36

TOTAL RETURN B, C                 9.33%                          27.83%                    6.35%     13.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,417                       $ 15,989                  $ 16,368  $ 20,283
(000 omitted)

Ratio of expenses to average      1.55% A, F                     1.55% F                   1.79%     2.00% A, F
net assets

Ratio of expenses to average      1.54% A, G                     1.53% G                   1.76% G   2.00% A
net assets after expense
reductions

Ratio of net investment           (.39)% A                       (.42)%                    (.11)%    (1.00)% A
income (loss)  to average
net assets

Portfolio turnover rate           132% A                         133%                      358%      213% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.76                        $ 11.60                   $ 11.31   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.12)                     (.09)     (.15)

Net realized and unrealized       1.37                           3.28                      .71       1.46
gain (loss)

Total from investment             1.30                           3.16                      .62       1.31
operations

Less Distributions

From net realized gain            (1.62)                         -                         (.24)     -

In excess of net realized gain    -                              -                         (.09)     -

Total distributions               (1.62)                         -                         (.33)     -

Net asset value, end of period   $ 14.44                        $ 14.76                   $ 11.60   $ 11.31

TOTAL RETURN B, C                 9.14%                          27.24%                    5.80%     13.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,970                       $ 13,056                  $ 10,994  $ 11,370
(000 omitted)

Ratio of expenses to average      2.05% A, F                     2.05% F                   2.24%     2.50% A, F
net assets

Ratio of expenses to average      2.04% A, G                     2.03% G                   2.22% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (.89)% A                       (.92)%                    (.58)%    (1.51)% A
income (loss)  to average
net assets

Portfolio turnover rate           132% A                         133%                      358%      213% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.75                        $ 11.60                   $ 11.36   $ 11.85
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.12)                     (.14)     -

Net realized and unrealized       1.38                           3.27                      .74       (.49)
gain (loss)

Total from investment             1.31                           3.15                      .60       (.49)
operations

Less Distributions

From net realized gain            (1.66)                         -                         (.26)     -

In excess of net realized gain    -                              -                         (.10)     -

Total distributions               (1.66)                         -                         (.36)     -

Net asset value, end of period   $ 14.40                        $ 14.75                   $ 11.60   $ 11.36

TOTAL RETURN B, C                 9.22%                          27.16%                    5.62%     (4.14)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,555                        $ 1,408                   $ 482     $ 48
(000 omitted)

Ratio of expenses to average      2.05% A, F                     2.05% F                   2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.05% A                        2.03% G                   2.47% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (.89)% A                       (.92)%                    (.88)%    (.60)% A
income (loss)  to average
net assets

Portfolio turnover rate           132% A                         133%                      358%      213% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                YEARS ENDED NOVEMBER 30,

                                 SIX MONTHS ENDED MAY 31, 2000  1999                      1998      1997 E
                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.07                        $ 11.72                   $ 11.40   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .01                            .01                       .03       (.04)

Net realized and unrealized       1.39                           3.34                      .68       1.44
gain (loss)

Total from investment             1.40                           3.35                      .71       1.40
operations

Less Distributions

From net investment income        (.01)                          -                         -         -

From net realized gain            (1.75)                         -                         (.28)     -

In excess of net realized gain    -                              -                         (.11)     -

Total distributions               (1.76)                         -                         (.39)     -

Net asset value, end of period   $ 14.71                        $ 15.07                   $ 11.72   $ 11.40

TOTAL RETURN B, C                 9.69%                          28.58%                    6.63%     14.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 730                          $ 682                     $ 1,057   $ 1,459
(000 omitted)

Ratio of expenses to average      1.05% A, F                     1.05% F                   1.50% F   1.50% A, F
net assets

Ratio of expenses to average      1.04% A, G                     1.03% G                   1.48% G   1.50% A
net assets after expense
reductions

Ratio of net investment           .11% A                         .08%                      .17%      (.42)% A
income (loss) to  average
net assets

Portfolio turnover rate           132% A                         133%                      358%      213% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor TechnoQuant Growth Fund(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS - CONTINUED

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $30,545,587 and $25,869,021, respectively.

The market value of futures contracts opened and closed during the period amounted to $739,862 and $720,563, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 5,939      $ -

CLASS T    47,779       2,341

CLASS B    76,974       58,801

CLASS C    10,477       5,103

          $ 141,169    $ 66,245

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 33,293     $ 7,635

CLASS T    26,977       5,752

CLASS B    25,121       25,121*

CLASS C    845          845*

          $ 86,236     $ 39,353

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 7,964   .34*

CLASS T                 29,974   .32*

CLASS B                 23,723   .31*

CLASS C                 4,160    .40*

INSTITUTIONAL CLASS     719      .19*

                       $ 66,540

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,182 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $537,868. The fund received cash collateral of $559,858 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.30%                    $ 7,080

CLASS T               1.55%                     26,767

CLASS B               2.05%                     21,215

CLASS C               2.05%                     3,799

INSTITUTIONAL CLASS   1.05%                     587

                                               $ 59,448

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,282 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $83 under the custodian arrangement.

7. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED  MAY 31,  2000  YEAR ENDED  NOVEMBER 30,  1999

FROM NET INVESTMENT INCOME

Institutional Class         $ 443                            $ -

FROM NET REALIZED GAIN

Class A                     $ 448,814                        $ -

Class T                      1,849,048                        -

Class B                      1,459,888                        -

Class C                      159,719                          -

Institutional Class          77,887                           -

Total                       $ 3,995,356                      $ -

Total Distributions         $ 3,995,799                      $ -


9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold              102,410                   111,910                 $ 1,565,830

Reinvestment of distributions    25,289                    -                        361,020

Shares redeemed                  (42,930)                  (102,018)                (653,932)

Net increase (decrease)          84,769                    9,892                   $ 1,272,918

CLASS T Shares sold              368,547                   250,329                 $ 5,617,864

Reinvestment of distributions    119,019                   -                        1,691,956

Shares redeemed                  (228,025)                 (581,066)                (3,489,363)

Net increase (decrease)          259,541                   (330,737)               $ 3,820,457

CLASS B Shares sold              251,267                   163,478                 $ 3,760,514

Reinvestment of distributions    73,489                    -                        1,035,867

Shares redeemed                  (103,346)                 (226,217)                (1,553,035)

Net increase (decrease)          221,410                   (62,739)                $ 3,243,346

CLASS C Shares sold              98,760                    73,222                  $ 1,479,559

Reinvestment of distributions    10,066                    -                        141,497

Shares redeemed                  (26,810)                  (19,399)                 (395,231)

Net increase (decrease)          82,016                    53,823                  $ 1,225,825

INSTITUTIONAL CLASS Shares       3,658                     -                       $ 53,907
sold

Reinvestment of distributions    5,123                     -                        73,230

Shares redeemed                  (4,398)                   (44,907)                 (68,218)

Net increase (decrease)          4,383                     (44,907)                $ 58,919



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 1,546,501

Reinvestment of distributions    -

Shares redeemed                  (1,354,413)

Net increase (decrease)         $ 192,088

CLASS T Shares sold             $ 3,433,718

Reinvestment of distributions    -

Shares redeemed                  (7,698,800)

Net increase (decrease)         $ (4,265,082)

CLASS B Shares sold             $ 2,192,596

Reinvestment of distributions    -

Shares redeemed                  (2,987,363)

Net increase (decrease)         $ (794,767)

CLASS C Shares sold             $ 989,398

Reinvestment of distributions    -

Shares redeemed                  (258,167)

Net increase (decrease)         $ 731,231

INSTITUTIONAL CLASS Shares      $ -
sold

Reinvestment of distributions    -

Shares redeemed                  (600,982)

Net increase (decrease)         $ (600,982)






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Tim Krochuk, Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPEDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

ATQGI-SANN-0700  106135
1.704629.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
LARGE CAP
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  25  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 34  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR LARGE CAP FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL A  2.99%          16.60%       136.48%

FIDELITY ADV LARGE CAP - CL A  -2.93%         9.90%        122.88%
(INCL. 5.75% SALES CHARGE)

S&P 500                        2.90%          10.48%       137.74%

Growth Funds Average           7.32%          20.08%       n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL A  16.60%       22.28%

FIDELITY ADV LARGE CAP - CL A  9.90%        20.60%
(INCL. 5.75% SALES CHARGE)

S&P 500                        10.48%       22.43%

Growth Funds Average           20.08%       n/a

AVERAGE ANNUAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Large Cap -CL A          S&P 500
             00250                       SP001
  1996/02/20       9425.00                    10000.00
  1996/02/29       9453.28                    10003.76
  1996/03/31       9481.55                    10100.10
  1996/04/30       9547.53                    10248.98
  1996/05/31       9745.45                    10513.30
  1996/06/30       9792.58                    10553.35
  1996/07/31       9321.33                    10087.11
  1996/08/31       9622.93                    10299.84
  1996/09/30      10273.25                    10879.52
  1996/10/31      10386.35                    11179.57
  1996/11/30      11149.78                    12024.64
  1996/12/31      10885.74                    11786.43
  1997/01/31      11435.96                    12522.85
  1997/02/28      11236.66                    12621.03
  1997/03/31      10648.25                    12102.43
  1997/04/30      11132.27                    12824.94
  1997/05/31      11863.03                    13605.73
  1997/06/30      12280.61                    14215.26
  1997/07/31      13210.67                    15346.37
  1997/08/31      12736.15                    14486.67
  1997/09/30      13409.97                    15280.10
  1997/10/31      12906.98                    14769.75
  1997/11/30      13248.63                    15453.44
  1997/12/31      13472.27                    15718.77
  1998/01/31      13553.08                    15892.62
  1998/02/28      14593.29                    17038.80
  1998/03/31      15269.93                    17911.36
  1998/04/30      15370.92                    18091.54
  1998/05/31      15078.05                    17780.55
  1998/06/30      15997.07                    18502.80
  1998/07/31      16027.37                    18305.74
  1998/08/31      13643.97                    15659.10
  1998/09/30      14764.97                    16662.22
  1998/10/31      15744.59                    18017.52
  1998/11/30      16784.81                    19109.57
  1998/12/31      18246.29                    20210.66
  1999/01/31      19383.45                    21055.87
  1999/02/28      18609.41                    20401.45
  1999/03/31      19673.72                    21217.71
  1999/04/30      19673.72                    22039.48
  1999/05/31      19114.69                    21519.12
  1999/06/30      20082.25                    22713.44
  1999/07/31      19727.47                    22004.32
  1999/08/31      20006.99                    21895.40
  1999/09/30      19512.46                    21295.25
  1999/10/31      20727.29                    22642.81
  1999/11/30      21641.09                    23103.14
  1999/12/31      23529.63                    24463.91
  2000/01/31      22749.91                    23234.85
  2000/02/29      24079.74                    22795.01
  2000/03/31      24497.37                    25025.05
  2000/04/30      23222.49                    24272.04
  2000/05/31      22288.32                    23773.98
IMATRL PRASUN   SHR__CHT 20000531 20000620 115039 R00000000000055

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class A on February 20, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $22,288 - a 122.88% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,774 - a 137.74% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP CORE FUNDS AVERAGE WERE, 4.81% AND 13.76%, RESPECTIVELY. THE ONE YEAR AVERAGE TOTAL RETURN WAS 13.76%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14%, AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE TOTAL RETURN WAS 15.76%.

FIDELITY ADVISOR LARGE CAP FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL T  2.94%          16.39%       136.04%

FIDELITY ADV LARGE CAP - CL T  -0.67%         12.32%       127.78%
(INCL. 3.50% SALES CHARGE)

S&P 500                        2.90%          10.48%       137.74%

Growth Funds Average           7.32%          20.08%       n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL T  16.39%       22.23%

FIDELITY ADV LARGE CAP - CL T  12.32%       21.21%
(INCL. 3.50% SALES CHARGE)

S&P 500                        10.48%       22.43%

Growth Funds Average           20.08%       n/a

AVERAGE ANNUAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Large Cap -CL T          S&P 500
             00534                       SP001
  1996/02/20       9650.00                    10000.00
  1996/02/29       9678.95                    10003.76
  1996/03/31       9707.90                    10100.10
  1996/04/30       9775.45                    10248.98
  1996/05/31       9978.10                    10513.30
  1996/06/30      10026.35                    10553.35
  1996/07/31       9543.85                    10087.11
  1996/08/31       9852.65                    10299.84
  1996/09/30      10518.50                    10879.52
  1996/10/31      10634.30                    11179.57
  1996/11/30      11406.30                    12024.64
  1996/12/31      11135.97                    11786.43
  1997/01/31      11698.46                    12522.85
  1997/02/28      11494.76                    12621.03
  1997/03/31      10893.34                    12102.43
  1997/04/30      11388.05                    12824.94
  1997/05/31      12144.67                    13605.73
  1997/06/30      12561.78                    14215.26
  1997/07/31      13522.10                    15346.37
  1997/08/31      13046.79                    14486.67
  1997/09/30      13735.51                    15280.10
  1997/10/31      13221.40                    14769.75
  1997/11/30      13560.90                    15453.44
  1997/12/31      13788.50                    15718.77
  1998/01/31      13871.01                    15892.62
  1998/02/28      14953.87                    17038.80
  1998/03/31      15655.16                    17911.36
  1998/04/30      15747.98                    18091.54
  1998/05/31      15459.21                    17780.55
  1998/06/30      16397.70                    18502.80
  1998/07/31      16428.64                    18305.74
  1998/08/31      13984.45                    15659.10
  1998/09/30      15129.20                    16662.22
  1998/10/31      16129.56                    18017.52
  1998/11/30      17191.80                    19109.57
  1998/12/31      18684.08                    20210.66
  1999/01/31      19856.04                    21055.87
  1999/02/28      19054.77                    20401.45
  1999/03/31      20141.42                    21217.71
  1999/04/30      20141.42                    22039.48
  1999/05/31      19570.66                    21519.12
  1999/06/30      20558.52                    22713.44
  1999/07/31      20196.30                    22004.32
  1999/08/31      20481.69                    21895.40
  1999/09/30      19965.80                    21295.25
  1999/10/31      21206.12                    22642.81
  1999/11/30      22128.12                    23103.14
  1999/12/31      24065.93                    24463.91
  2000/01/31      23259.85                    23234.85
  2000/02/29      24615.55                    22795.01
  2000/03/31      25030.11                    25025.05
  2000/04/30      23730.42                    24272.04
  2000/05/31      22778.07                    23773.98
IMATRL PRASUN   SHR__CHT 20000531 20000620 115823 R00000000000055

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class T on February 20, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $22,778 - a 127.78% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,774 - a 137.74% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP CORE FUNDS AVERAGE WERE, 4.81% AND 13.76%, RESPECTIVELY. THE ONE YEAR AVERAGE TOTAL RETURN WAS 13.76%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14%, AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE TOTAL RETURN WAS 15.76%.

FIDELITY ADVISOR LARGE CAP FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and the life of fund total return figures are 5%, 5% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL B  2.62%          15.76%       130.55%

FIDELITY ADV LARGE CAP - CL B  -2.38%         10.76%       128.55%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        2.90%          10.48%       137.74%

Growth Funds Average           7.32%          20.08%       n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL B  15.76%       21.56%

FIDELITY ADV LARGE CAP - CL B  10.76%       21.31%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        10.48%       22.43%

Growth Funds Average           20.08%       n/a

AVERAGE ANNUAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Large Cap -CL B          S&P 500
             00535                       SP001
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                    10003.76
  1996/03/31      10060.00                    10100.10
  1996/04/30      10120.00                    10248.98
  1996/05/31      10330.00                    10513.30
  1996/06/30      10370.00                    10553.35
  1996/07/31       9860.00                    10087.11
  1996/08/31      10180.00                    10299.84
  1996/09/30      10860.00                    10879.52
  1996/10/31      10970.00                    11179.57
  1996/11/30      11770.00                    12024.64
  1996/12/31      11479.86                    11786.43
  1997/01/31      12052.28                    12522.85
  1997/02/28      11831.32                    12621.03
  1997/03/31      11218.67                    12102.43
  1997/04/30      11720.85                    12824.94
  1997/05/31      12484.16                    13605.73
  1997/06/30      12916.03                    14215.26
  1997/07/31      13890.26                    15346.37
  1997/08/31      13398.12                    14486.67
  1997/09/30      14101.17                    15280.10
  1997/10/31      13568.86                    14769.75
  1997/11/30      13910.34                    15453.44
  1997/12/31      14144.86                    15718.77
  1998/01/31      14219.32                    15892.62
  1998/02/28      15325.39                    17038.80
  1998/03/31      16037.95                    17911.36
  1998/04/30      16123.03                    18091.54
  1998/05/31      15825.25                    17780.55
  1998/06/30      16771.78                    18502.80
  1998/07/31      16793.05                    18305.74
  1998/08/31      14283.14                    15659.10
  1998/09/30      15453.01                    16662.22
  1998/10/31      16463.36                    18017.52
  1998/11/30      17548.16                    19109.57
  1998/12/31      19061.91                    20210.66
  1999/01/31      20232.31                    21055.87
  1999/02/28      19409.04                    20401.45
  1999/03/31      20514.26                    21217.71
  1999/04/30      20502.98                    22039.48
  1999/05/31      19916.54                    21519.12
  1999/06/30      20908.98                    22713.44
  1999/07/31      20525.54                    22004.32
  1999/08/31      20807.48                    21895.40
  1999/09/30      20288.70                    21295.25
  1999/10/31      21529.26                    22642.81
  1999/11/30      22465.31                    23103.14
  1999/12/31      24418.98                    24463.91
  2000/01/31      23593.78                    23234.85
  2000/02/29      24958.71                    22795.01
  2000/03/31      25371.63                    25025.05
  2000/04/30      24041.11                    24272.04
  2000/05/31      22855.00                    23773.98
IMATRL PRASUN   SHR__CHT 20000531 20000620 121420 R00000000000055

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by May 31, 2000, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $22,855 - a 128.55% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,774 - a 137.74% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP CORE FUNDS AVERAGE WERE, 4.81% AND 13.76%, RESPECTIVELY. THE ONE YEAR AVERAGE TOTAL RETURN WAS 13.76%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14%, AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE TOTAL RETURN WAS 15.76%.

FIDELITY ADVISOR LARGE CAP FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between February 20, 1996 and November 3, 1997 are those of Class B, and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six months, past one year and the life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL C  2.68%          15.77%       129.78%

FIDELITY ADV LARGE CAP - CL C  1.68%          14.77%       129.78%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        2.90%          10.48%       137.74%

Growth Funds Average           7.32%          20.08%       n/a

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL C  15.77%       21.46%

FIDELITY ADV LARGE CAP - CL C  14.77%       21.46%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        10.48%       22.43%

Growth Funds Average           20.08%       n/a

AVERAGE ANNUAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Large Cap -CL C          S&P 500
             00483                       SP001
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                    10003.76
  1996/03/31      10060.00                    10100.10
  1996/04/30      10120.00                    10248.98
  1996/05/31      10330.00                    10513.30
  1996/06/30      10370.00                    10553.35
  1996/07/31       9860.00                    10087.11
  1996/08/31      10180.00                    10299.84
  1996/09/30      10860.00                    10879.52
  1996/10/31      10970.00                    11179.57
  1996/11/30      11770.00                    12024.64
  1996/12/31      11479.86                    11786.43
  1997/01/31      12052.28                    12522.85
  1997/02/28      11831.32                    12621.03
  1997/03/31      11218.67                    12102.43
  1997/04/30      11720.85                    12824.94
  1997/05/31      12484.16                    13605.73
  1997/06/30      12916.03                    14215.26
  1997/07/31      13890.26                    15346.37
  1997/08/31      13398.12                    14486.67
  1997/09/30      14101.17                    15280.10
  1997/10/31      13568.86                    14769.75
  1997/11/30      13910.25                    15453.44
  1997/12/31      14133.78                    15718.77
  1998/01/31      14218.42                    15892.62
  1998/02/28      15329.23                    17038.80
  1998/03/31      16027.46                    17911.36
  1998/04/30      16112.09                    18091.54
  1998/05/31      15815.87                    17780.55
  1998/06/30      16746.84                    18502.80
  1998/07/31      16768.00                    18305.74
  1998/08/31      14260.73                    15659.10
  1998/09/30      15413.86                    16662.22
  1998/10/31      16418.88                    18017.52
  1998/11/30      17497.96                    19109.57
  1998/12/31      18995.11                    20210.66
  1999/01/31      20162.74                    21055.87
  1999/02/28      19341.38                    20401.45
  1999/03/31      20444.03                    21217.71
  1999/04/30      20432.78                    22039.48
  1999/05/31      19847.70                    21519.12
  1999/06/30      20837.83                    22713.44
  1999/07/31      20455.28                    22004.32
  1999/08/31      20736.57                    21895.40
  1999/09/30      20207.74                    21295.25
  1999/10/31      21456.66                    22642.81
  1999/11/30      22379.29                    23103.14
  1999/12/31      24318.31                    24463.91
  2000/01/31      23516.71                    23234.85
  2000/02/29      24869.03                    22795.01
  2000/03/31      25281.61                    25025.05
  2000/04/30      23952.20                    24272.04
  2000/05/31      22978.07                    23773.98
IMATRL PRASUN   SHR__CHT 20000531 20000620 122104 R00000000000055

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class C on February 20, 1996, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $22,978 - a 129.78% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,774 - a 137.74% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP CORE FUNDS AVERAGE WERE, 4.81% AND 13.76%, RESPECTIVELY. THE ONE YEAR AVERAGE TOTAL RETURN WAS 13.76%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14%, AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE TOTAL RETURN WAS 15.76%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Karen Firestone)

An interview with Karen Firestone, Portfolio Manager of Fidelity
Advisor Large Cap Stock Fund

Q. HOW DID THE FUND PERFORM, KAREN?

A. For the six months that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 2.99%, 2.94%, 2.62% and 2.68%, respectively. In comparison, the Standard & Poor's 500 Index returned 2.90%, while the growth funds average tracked by Lipper Inc. returned 7.32%. For the 12-month period that ended May 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 16.60%, 16.39%, 15.76% and 15.77%, respectively. For the same period, the S&P 500 index and Lipper average returned 10.48% and 20.08%, respectively.

Q. WHAT FACTORS HELPED SHAPE PERFORMANCE DURING THE SIX-MONTH PERIOD?

A. Much of the run-up in technology stocks during the first half of the period evaporated by the end of the second half, thanks to rising interest rates and valuation concerns. However, a number of growth companies managed to weather the storm and post strong returns. The fund benefited from overweighting some of the best names in the large-cap oriented S&P 500 index - most notably Cisco and Intel. At the same time, I took advantage of the flexibility the fund's charter afforded me to pursue good growth stories elsewhere in smaller companies, such as Agilent Tech-nologies - a maker of testing and measuring equipment - and chip manufacturer Linear Technology. Our decision to remain underexposed to interest-rate sensitive financial stocks also helped. Since most of our peers were more heavily invested in technology, it's no surprise that we trailed the Lipper average during the period.

Q. DID SWELLING VALUATIONS KEEP YOU FROM OWNING ENOUGH OF THE TOP
BENCHMARK NAMES?

A. Unquestionably. During the market's upturn, I felt it imprudent to build up our exposure stride for stride with the index to names that I perceived to be running miles ahead of their fundamentals. In some cases this approach backfired, leaving us on the outside looking in at the tremendous gains enjoyed by such tech giants as Oracle and Nortel Networks. In this environment, I felt it important to own some smaller large-cap names, those in the $2 billion-$10 billion market-cap range. Growth just seemed so important to investors that if they caught an idea that had widespread appeal, the same $2 billion market cap could soar to $10 billion seemingly overnight. It's not as likely that a $100 billion company could grow to $500 billion in that same period of time.

Q. WHICH STRATEGIES HELPED PERFORMANCE?

A. I boosted the fund's stake in technology, focusing on communications and those firms that provide Internet infrastructure and data transmission capabilities, such as Metromedia Fiber and Texas Instruments. I also raised the fund's exposure to computer hardware by way of Dell and Sun, as I suspected these stocks would rebound after weakness related to Y2K concerns had dissipated. The fund's emphasis on the fastest-growing emerging markets within health care - specifically biotechnology and genomics, and including names such as Millennium Pharmaceuticals and Human Genome - also helped. When biotechs as a group fell sharply during the second half of the period, I resisted the temptation to sell for the most part, affirming my conviction in the group's longer-term prospects.

Q. WHAT OTHER STOCKS PERFORMED WELL FOR THE FUND? WHICH HURT?

A. Amgen rode the biotech wave, moving higher behind an impressive drug pipeline and favorable patent rulings. Out-of-benchmark positions in chipmaker Altera, as well as biotech firms Protein Design Labs and Inhale Therapeutic Systems, also added meaningfully to returns. Looking at the disappointments, Bristol-Myers Squibb plunged despite strong earnings when regulators delayed the launch of its highly anticipated hypertension drug, Vanlev, due to safety concerns. Tech stocks that hurt us the most as a result of the correction included GoTo.com, Legato and DoubleClick. The fund no longer held Legato at the close of the period.

Q. WHAT'S YOUR OUTLOOK?

A. I believe the market will continue to be volatile during the coming months, with a lot of rotation among its various segments. To me, that emphasizes the importance of maintaining a balanced approach in the fund, which would allow us to be somewhat defensive and aggressive at the same time. When one side isn't working, the other side generally is. In the core of the portfolio, I'll have the holdings I feel strongly about and have conviction in over the long term. Additionally, I will continue to think seriously about where I want to push the envelope on the growth extreme in terms of tech stocks. But my feeling right now is that in this unforgiving market environment that seems to be favoring the well-established, larger-cap tech stocks, I don't want to push too hard.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks long-term growth
of capital

START DATE: February 20,
1996

SIZE: as of May 31, 2000,
more than $624 million

MANAGER: Karen Firestone,
since 1998; joined Fidelity
in 1983

KAREN FIRESTONE ON THE
CHALLENGES OF FUND
MANAGEMENT IN A
MOMENTUM-DRIVEN MARKET:

"The biggest challenge of
managing through a heavily
momentum-driven market is
resisting the urge to dive in with all
the other fish and follow the trend. I
try to be early, to not worry about
whether or not I'm selling a stock at
the top, and to pay close attention
to what valuation a company is
selling for based on the earnings
picture and the underlying
fundamentals. Admittedly, it takes
a lot of discipline and guts to sell
when everything seems to be riding
in your favor. You've got to mentally
review whether you still want to be
there when a stock is selling for 50
times revenue per share, for
example, and that's not an easy
task.

"I'll avoid a stock for which I can-
not create a model that justifies
its value. I have to be able to show
myself or have someone walk
through the story with me to prove
that it warrants consideration. The
rationale can't be based solely on
the fact that every other company
in this space sells at that level. That
makes no sense to me whatsoever.
What does make some sense is if I
can create a scenario in which a
company's revenues and profits
will grow over time so that its stock
more than justifies the price. Only
then will I be willing to buy it."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            5.0                     3.9

Intel Corp.                     4.5                     2.6

Cisco Systems, Inc.             4.1                     3.6

Microsoft Corp.                 2.3                     3.5

Merck & Co., Inc.               2.0                     2.7

Wal-Mart Stores, Inc.           2.0                     1.9

Bristol-Myers Squibb Co.        1.8                     2.1

Fannie Mae                      1.8                     1.3

Walt Disney Co.                 1.8                     0.3

Warner-Lambert Co.              1.7                     1.2

                                27.0                    23.1

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      31.7                    28.2

Health                          14.6                    15.0

Finance                         10.5                    7.5

Media & Leisure                 9.2                     9.3

Industrial Machinery &          6.8                     5.2
Equipment



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999**

Stocks                          95.4%                         Stocks                                93.6%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 4.6%                         Net Other Assets                       6.4%

*  FOREIGN  INVESTMENTS          5.3%                         ** FOREIGN INVESTMENTS                 5.6%

Row: 1, Col: 1, Value: 95.40000000000001                      Row: 1, Col: 1, Value: 93.59999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.6                                    Row: 1, Col: 8, Value: 6.4







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 95.4%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.4%

AEROSPACE & DEFENSE - 1.1%

Boeing Co.                        66,800                     $ 2,609,375

United Technologies Corp.         65,800                      3,976,788

                                                              6,586,163

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            33,600                      1,984,500

TOTAL AEROSPACE & DEFENSE                                     8,570,663

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.3%

Union Carbide Corp.               28,400                      1,553,125

PACKAGING & CONTAINERS - 0.0%

Tupperware Corp.                  8,300                       183,119

TOTAL BASIC INDUSTRIES                                        1,736,244

DURABLES - 1.2%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Barrett Resources Corp.           30,900                      1,222,481

CONSUMER DURABLES - 0.5%

Minnesota Mining &                41,700                      3,575,775
Manufacturing Co.

CONSUMER ELECTRONICS - 0.5%

Sony Corp. sponsored ADR          14,000                      1,276,625

The Swatch Group AG (Reg.)        7,000                       1,765,616

                                                              3,042,241

TOTAL DURABLES                                                7,840,497

ENERGY - 4.2%

ENERGY SERVICES - 2.0%

Halliburton Co.                   65,200                      3,325,200

Noble Drilling Corp. (a)          84,600                      3,669,525

Schlumberger Ltd. (NY Shares)     75,300                      5,539,256

                                                              12,533,981

OIL & GAS - 2.2%

Burlington Resources, Inc.        33,900                      1,550,925

Chevron Corp.                     44,400                      4,104,225

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Devon Energy Corp.                27,700                     $ 1,656,806

Exxon Mobil Corp.                 76,200                      6,348,413

                                                              13,660,369

TOTAL ENERGY                                                  26,194,350

FINANCE - 10.5%

BANKS - 1.5%

Bank of Ireland, Inc.             1                           6

FleetBoston Financial Corp.       162,446                     6,142,489

Mellon Financial Corp.            21,200                      817,525

State Street Corp.                20,500                      2,285,750

                                                              9,245,770

CREDIT & OTHER FINANCE - 3.0%

American Express Co.              126,390                     6,801,362

Associates First Capital          147,000                     4,033,313
Corp. Class A

Citigroup, Inc.                   129,900                     8,078,156

                                                              18,912,831

FEDERAL SPONSORED CREDIT - 2.7%

Fannie Mae                        185,970                     11,181,446

Freddie Mac                       132,300                     5,887,350

                                                              17,068,796

INSURANCE - 2.5%

American International Group,     60,725                      6,835,358
Inc.

Marsh & McLennan Companies,       23,200                      2,553,450
Inc.

MetLife, Inc.                     165,200                     3,386,600

The Chubb Corp.                   42,300                      2,961,000

                                                              15,736,408

SECURITIES INDUSTRY - 0.8%

Charles Schwab Corp.              71,100                      2,044,125

Goldman Sachs Group, Inc.         11,400                      838,613

Morgan Stanley Dean Witter &      27,700                      1,992,669
Co.

                                                              4,875,407

TOTAL FINANCE                                                 65,839,212

HEALTH - 14.6%

DRUGS & PHARMACEUTICALS - 12.5%

Alkermes, Inc. (a)                31,200                      1,142,700

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Amgen, Inc. (a)                   75,800                     $ 4,822,775

Andrx Corp. (a)                   31,800                      1,896,075

ARIAD Pharmaceuticals, Inc.       68,500                      560,844
(a)

ArQule, Inc. (a)                  45,100                      307,244

Bristol-Myers Squibb Co.          209,460                     11,533,391

Cell Therapeutics, Inc. (a)       61,300                      988,463

Cephalon, Inc. (a)                10,900                      564,075

Eli Lilly & Co.                   78,700                      5,991,038

Enzon, Inc. (a)                   29,500                      862,875

Human Genome Sciences, Inc.       30,000                      2,632,500
(a)

Immunex Corp. (a)                 51,600                      1,335,150

Merck & Co., Inc.                 170,040                     12,689,235

Millennium Pharmaceuticals,       50,300                      4,206,338
Inc. (a)

Pfizer, Inc.                      190,200                     8,475,788

Protein Design Labs, Inc. (a)     11,600                      1,236,850

Schering-Plough Corp.             177,120                     8,568,180

Warner-Lambert Co.                85,000                      10,380,625

                                                              78,194,146

MEDICAL EQUIPMENT & SUPPLIES
- 1.9%

Becton, Dickinson & Co.           8,000                       233,500

Johnson & Johnson                 75,140                      6,725,030

Medtronic, Inc.                   88,700                      4,579,138

                                                              11,537,668

MEDICAL FACILITIES MANAGEMENT
- 0.2%

HCA- The Healthcare Co.           53,400                      1,441,800

TOTAL HEALTH                                                  91,173,614

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.8%

ELECTRICAL EQUIPMENT - 5.9%

Emerson Electric Co.              68,900                      4,065,100

General Electric Co.              595,500                     31,338,167

Omron Corp.                       55,000                      1,418,631

                                                              36,821,898

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Illinois Tool Works, Inc.         33,100                     $ 1,921,869

Ingersoll-Rand Co.                79,500                      3,622,219

                                                              5,544,088

TOTAL INDUSTRIAL MACHINERY &                                  42,365,986
EQUIPMENT

MEDIA & LEISURE - 9.2%

BROADCASTING - 4.7%

AT&T Corp. - Liberty Media        94,296                      4,178,492
Group Class A (a)

Audiofina                         5,310                       607,169

Cablevision Systems Corp.         19,000                      1,189,875
Class A (a)

Carlton Communications PLC        164,000                     1,954,152

Comcast Corp. Class A             114,900                     4,351,838
(special) (a)

Cox Communications, Inc.          71,700                      3,163,763
Class A (a)

EchoStar Communications Corp.     20,700                      826,706
Class A (a)

Grupo Televisa SA de CV           59,000                      3,285,563
sponsored GDR (a)

Infinity Broadcasting Corp.       36,300                      1,147,988
Class A (a)

Time Warner, Inc.                 91,124                      7,193,101

Univision Communications,         15,500                      1,596,500
Inc. Class A (a)

                                                              29,495,147

ENTERTAINMENT - 3.1%

Fox Entertainment Group, Inc.     88,400                      2,309,450
Class A (a)

MGM Grand, Inc.                   28,100                      913,250

Ticketmaster Online               79,700                      1,444,563
CitySearch, Inc. Class B (a)

Viacom, Inc. Class B              64,774                      4,015,988
(non-vtg.) (a)

Walt Disney Co.                   259,600                     10,951,875

                                                              19,635,126

PUBLISHING - 1.0%

The New York Times Co. Class A    118,500                     4,547,438

United News & Media PLC           113,000                     1,430,400

                                                              5,977,838

RESTAURANTS - 0.4%

McDonald's Corp.                  65,600                      2,349,300

TOTAL MEDIA & LEISURE                                         57,457,411

NONDURABLES - 5.5%

BEVERAGES - 2.7%

Anheuser-Busch Companies,         77,400                      5,998,500
Inc.

Heineken NV                       28,000                      1,444,677

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Seagram Co. Ltd.                  27,800                     $ 1,300,368

The Coca-Cola Co.                 158,600                     8,465,275

                                                              17,208,820

FOODS - 0.6%

H.J. Heinz Co.                    18,100                      709,294

Quaker Oats Co.                   44,500                      3,273,531

                                                              3,982,825

HOUSEHOLD PRODUCTS - 1.4%

Clorox Co.                        31,800                      1,260,075

Gillette Co.                      65,900                      2,199,413

Procter & Gamble Co.              77,500                      5,153,750

                                                              8,613,238

TOBACCO - 0.8%

Philip Morris Companies, Inc.     181,780                     4,749,003

TOTAL NONDURABLES                                             34,553,886

PRECIOUS METALS - 0.2%

Newmont Mining Corp.              43,900                      1,012,444

RETAIL & WHOLESALE - 3.8%

GENERAL MERCHANDISE STORES -
2.5%

Kohls Corp. (a)                   36,700                      1,899,225

Target Corp.                      21,000                      1,316,438

Wal-Mart Stores, Inc.             211,600                     12,193,450

                                                              15,409,113

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Home Depot, Inc.                  167,050                     8,154,128

TOTAL RETAIL & WHOLESALE                                      23,563,241

SERVICES - 1.6%

ADVERTISING - 1.3%

DoubleClick, Inc. (a)             22,100                      933,725

Omnicom Group, Inc.               19,740                      1,656,926

TMP Worldwide, Inc. (a)           57,800                      3,193,450

WPP Group PLC sponsored ADR       44,700                      2,707,144

                                                              8,491,245

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - 0.3%

Robert Half International,        27,700                     $ 1,644,688
Inc. (a)

TOTAL SERVICES                                                10,135,933

TECHNOLOGY - 31.7%

COMMUNICATIONS EQUIPMENT - 6.8%

Cisco Systems, Inc. (a)           445,148                     25,345,614

Corning, Inc.                     20,800                      4,023,500

Lucent Technologies, Inc.         162,200                     9,306,225

Nokia AB sponsored ADR            62,000                      3,224,000

Oni Systems Corp.                 300                         7,500

UTStarcom, Inc.                   21,800                      833,850

                                                              42,740,689

COMPUTER SERVICES & SOFTWARE
- 7.2%

Aether Systems, Inc.              2,900                       398,569

America Online, Inc. (a)          86,700                      4,595,100

Automatic Data Processing,        117,900                     6,477,131
Inc.

Be Free, Inc.                     8,300                       76,775

BEA Systems, Inc. (a)             37,800                      1,365,525

Citrix Systems, Inc. (a)          25,000                      1,315,625

CNET Networks, Inc. (a)           34,100                      1,174,319

First Data Corp.                  23,600                      1,323,075

GoTo.com, Inc.                    27,200                      397,800

Inktomi Corp. (a)                 6,200                       692,075

Lycos, Inc. (a)                   17,500                      1,058,750

Microsoft Corp. (a)               232,300                     14,533,269

Oracle Corp. (a)                  48,900                      3,514,688

Trans Cosmos, Inc.                4,300                       626,369

VeriSign, Inc. (a)                15,800                      2,138,925

VERITAS Software Corp. (a)        11,300                      1,316,450

Vignette Corp. (a)                18,900                      520,931

Yahoo!, Inc. (a)                  28,700                      3,244,894

                                                              44,770,270

COMPUTERS & OFFICE EQUIPMENT
- 6.9%

Brocade Communications            7,700                       908,119
Systems, Inc.

Comdisco, Inc.                    33,300                      853,313

Compaq Computer Corp.             63,100                      1,656,375

Dell Computer Corp. (a)           207,100                     8,931,188

EMC Corp. (a)                     59,500                      6,920,594

Gateway, Inc. (a)                 25,800                      1,277,100

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Hewlett-Packard Co.               50,900                     $ 6,114,363

International Business            63,200                      6,782,150
Machines Corp.

Juniper Networks, Inc.            6,400                       1,121,200

Lexmark International Group,      19,700                      1,374,075
Inc. Class A (a)

Sun Microsystems, Inc. (a)        92,404                      7,080,457

                                                              43,018,934

ELECTRONIC INSTRUMENTS - 0.8%

Agilent Technologies, Inc.        32,300                      2,378,088

Applied Materials, Inc. (a)       7,100                       592,850

LAM Research Corp. (a)            69,700                      2,239,113

                                                              5,210,051

ELECTRONICS - 10.0%

Altera Corp. (a)                  30,200                      2,593,425

Chartered Semiconductor           22,400                      1,797,600
Manufacturing Ltd. ADR

GlobeSpan, Inc.                   11,900                      1,051,663

Intel Corp.                       224,100                     27,942,469

JDS Uniphase Corp. (a)            26,000                      2,288,000

Linear Technology Corp.           49,600                      2,929,500

LSI Logic Corp. (a)               23,400                      1,232,888

Methode Electronics, Inc.         32,800                      1,176,700
Class A

Micron Technology, Inc. (a)       20,300                      1,419,731

Motorola, Inc.                    59,900                      5,615,625

PMC-Sierra, Inc. (a)              6,800                       1,042,100

Samsung Electronics Co. Ltd.      9,700                       1,556,850
unit

Texas Instruments, Inc.           142,400                     10,288,400

Vitesse Semiconductor Corp.       17,100                      865,688
(a)

World Access, Inc. (a)            58,960                      619,080

                                                              62,419,719

TOTAL TECHNOLOGY                                              198,159,663

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.1%

Travelocity.com, Inc. (a)         33,200                      587,225

TRUCKING & FREIGHT - 0.4%

United Parcel Service, Inc.       40,500                      2,424,938
Class B

TOTAL TRANSPORTATION                                          3,012,163

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - 3.9%

CELLULAR - 1.2%

Powertel, Inc. (a)                19,800                     $ 1,659,488

QUALCOMM, Inc. (a)                8,400                       557,550

Sprint Corp. - PCS Group          45,400                      2,519,700
Series 1 (a)

Vodafone AirTouch PLC             569,827                     2,610,518

                                                              7,347,256

ELECTRIC UTILITY - 0.9%

AES Corp. (a)                     33,200                      2,896,700

Calpine Corp. (a)                 24,800                      2,627,250

                                                              5,523,950

GAS - 0.3%

Williams Companies, Inc.          51,500                      2,140,469

TELEPHONE SERVICES - 1.5%

Allegiance Telecom, Inc. (a)      13,450                      711,169

AT&T Corp.                        33,750                      1,170,703

DDI Corp.                         98                          1,000,186

McLeodUSA, Inc. Class A (a)       59,000                      1,180,000

Metromedia Fiber Network,         89,400                      2,765,813
Inc. Class A (a)

SBC Communications, Inc.          57,100                      2,494,556

                                                              9,322,427

TOTAL UTILITIES                                               24,334,102

TOTAL COMMON STOCKS                                           595,949,409
(Cost $522,033,833)

CASH EQUIVALENTS - 6.4%



Central Cash Collateral Fund,     7,474,800                   7,474,800
6.54% (b)

Taxable Central Cash Fund,        32,277,696                  32,277,696
6.37% (b)

TOTAL CASH EQUIVALENTS                                        39,752,496
(Cost $39,752,496)

TOTAL INVESTMENT PORTFOLIO -                                  635,701,905
101.8%
(Cost $561,786,329)

NET OTHER ASSETS - (1.8)%                                     (11,188,133)

NET ASSETS - 100%                                           $ 624,513,772

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $565,409,443. Net unrealized appreciation aggregated $70,292,462, of which $119,067,426 related to appreciated investment securities and $48,774,964 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 635,701,905
value (cost $561,786,329) -
See accompanying schedule

Receivable for investments                  2,030,049
sold

Receivable for fund shares                  1,416,533
sold

Dividends receivable                        444,206

Interest receivable                         163,304

Other receivables                           5,987

 TOTAL ASSETS                               639,761,984

LIABILITIES

Payable to custodian bank      $ 262

Payable for investments         5,506,247
purchased

Payable for fund shares         1,463,243
redeemed

Accrued management fee          297,734

Distribution fees payable       330,644

Other payables and accrued      175,282
expenses

Collateral on securities        7,474,800
loaned, at value

 TOTAL LIABILITIES                          15,248,212

NET ASSETS                                 $ 624,513,772

Net Assets consist of:

Paid in capital                            $ 543,423,058

Accumulated net investment                  (1,671,678)
(loss)

Accumulated undistributed net               8,849,000
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 73,913,392
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                 $ 624,513,772

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $20.28
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($30,753,645 (divided by)
1,516,254 shares)

Maximum offering price per         $21.52
share (100/94.25 of $20.28)

CLASS T: NET ASSET VALUE and       $20.33
redemption price per share
($373,063,718 (divided by)
18,354,441 shares)

Maximum offering price per         $21.07
share (100/96.50 of $20.33)

CLASS B: NET ASSET VALUE and       $20.10
offering price per share
($159,338,135 (divided by)
7,925,507 shares) A

CLASS C: NET ASSET VALUE and       $20.05
offering price per share
($48,079,901 (divided by)
2,398,328 shares) A

INSTITUTIONAL CLASS: NET           $20.49
ASSET VALUE, offering price
and redemption price   per
share ($13,278,373 (divided
by) 648,008 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO THE NET ASSET VALUE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED MAY 31,
                                          2000 (UNAUDITED)

INVESTMENT INCOME                              $ 1,824,216
Dividends

Interest                                        832,590

Security lending                                30,100

 TOTAL INCOME                                   2,686,906

EXPENSES

Management fee                   $ 1,674,732

Transfer agent fees               633,095

Distribution fees                 1,847,966

Accounting and security           101,678
lending fees

Non-interested trustees'          842
compensation

Custodian fees and expenses       26,672

Registration fees                 103,331

Audit                             15,309

Legal                             3,322

Miscellaneous                     1,333

 Total expenses before            4,408,280
reductions

 Expense reductions               (56,620)      4,351,660

NET INVESTMENT INCOME (LOSS)                    (1,664,754)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            11,195,712

 Foreign currency transactions    9,863         11,205,575

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (4,269,411)

 Assets and liabilities in        (2,133)       (4,271,544)
foreign currencies

NET GAIN (LOSS)                                 6,934,031

NET INCREASE (DECREASE) IN                     $ 5,269,277
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (1,664,754)                  $ (1,399,254)
income (loss)

 Net realized gain (loss)       11,205,575                     11,389,956

 Change in net unrealized       (4,271,544)                    54,227,921
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     5,269,277                      64,218,623
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (6,924)                        -
In excess of net investment
income

 From net realized gain         (9,616,837)                    (8,688,040)

 TOTAL DISTRIBUTIONS            (9,623,761)                    (8,688,040)

Share transactions - net        166,334,965                    270,930,237
increase (decrease)

  TOTAL INCREASE (DECREASE)     161,980,481                    326,460,820
IN NET ASSETS

NET ASSETS

 Beginning of period            462,533,291                    136,072,471

 End of period (including      $ 624,513,772                  $ 462,533,291
accumulated net investment
loss   of $1,671,678 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 20.13                        $ 16.62                   $ 13.96   $ 11.83   $ 10.21
of period

Income from  Investment
Operations

Net investment  income (loss)   (.03)                          (.03)                     (.05)     (.04)     -
D

Net realized and  unrealized    .64                            4.59                      3.54      2.25      1.62
gain (loss)

Total from  investment          .61                            4.56                      3.49      2.21      1.62
operations

Less Distributions

From net realized gain          (.46)                          (1.05)                    (.83)     (.08)     -

Net asset value,  end of       $ 20.28                        $ 20.13                   $ 16.62   $ 13.96   $ 11.83
period

TOTAL RETURN B, C               2.99%                          28.93%                    26.69%    18.82%    15.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 30,754                       $ 19,600                  $ 4,254   $ 2,330   $ 503
(000 omitted)

Ratio of expenses to  average   1.19% A                        1.24%                     1.46% F   1.75% F   1.75% A, F
net assets

Ratio of expenses to average    1.17% A, G                     1.23% G                   1.44% G   1.72% G   1.75% A
net assets after expense
reductions

Ratio of net investment         (.24)% A                       (.17)%                    (.31)%    (.34)%    .11% A
income (loss) to  average
net assets

Portfolio turnover              94% A                          91%                       141%      93%       59% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 20.16                        $ 16.67                   $ 13.98   $ 11.82   $ 10.00
of period

Income from  Investment
Operations

Net investment  income (loss)   (.04)                          (.07)                     (.05)     (.02)     (.01)
D

Net realized and  unrealized    .64                            4.61                      3.56      2.24      1.83
gain (loss)

Total from  investment          .60                            4.54                      3.51      2.22      1.82
operations

Less Distributions

From net realized gain          (.43)                          (1.05)                    (.82)     (.06)     -

Net asset value,  end of       $ 20.33                        $ 20.16                   $ 16.67   $ 13.98   $ 11.82
period

TOTAL RETURN B, C               2.94%                          28.71%                    26.77%    18.89%    18.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 373,064                      $ 285,939                 $ 81,455  $ 42,753  $ 26,133
(000 omitted)

Ratio of expenses to average    1.38% A                        1.44%                     1.46%     1.62%     2.00% A, F
net assets

Ratio of expenses to average    1.36% A, G                     1.42% G                   1.44% G   1.60% G   2.00% A
net assets after expense
reductions

Ratio of net investment         (.42)% A                       (.36)%                    (.31)%    (.18)%    (.14)% A
income (loss) to  average
net assets

Portfolio turnover              94% A                          91%                       141%      93%       59% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 19.92                        $ 16.50                   $ 13.85   $ 11.77   $ 10.00
of period

Income from  Investment
Operations

Net investment  income (loss)   (.10)                          (.16)                     (.13)     (.09)     (.05)
D

Net realized and  unrealized    .63                            4.56                      3.54      2.22      1.82
gain (loss)

Total from  investment          .53                            4.40                      3.41      2.13      1.77
operations

Less Distributions

From net realized gain          (.35)                          (.98)                     (.76)     (.05)     -

Net asset value,  end of       $ 20.10                        $ 19.92                   $ 16.50   $ 13.85   $ 11.77
period

TOTAL RETURN B, C               2.62%                          28.02%                    26.15%    18.18%    17.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 159,338                      $ 112,671                 $ 37,229  $ 20,926  $ 9,721
(000 omitted)

Ratio of expenses to average    1.92% A                        1.96%                     2.00%     2.16%     2.50% A, F
net assets

Ratio of expenses to average    1.90% A, G                     1.95% G                   1.98% G   2.14% G   2.50% A
net assets after expense
reductions

Ratio of net investment         (.97)% A                       (.89)%                    (.85)%    (.73)%    (.64)% A
income (loss) to  average
net assets

Portfolio turnover              94% A                          91%                       141%      93%       59% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.89                        $ 16.54                   $ 13.98   $ 13.97
period

Income from Investment
Operations

Net investment income (loss) D    (.10)                          (.16)                     (.21)     (.01)

Net realized and unrealized       .64                            4.54                      3.59      .02
gain (loss)

Total from investment             .54                            4.38                      3.38      .01
operations

Less Distributions

From net realized gain            (.38)                          (1.03)                    (.82)     -

Net asset value, end of period   $ 20.05                        $ 19.89                   $ 16.54   $ 13.98

TOTAL RETURN B, C                 2.68%                          27.90%                    25.79%    .07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 48,080                       $ 30,468                  $ 4,393   $ 41
(000 omitted)

Ratio of expenses to average      1.92% A                        1.97%                     2.50% F   2.50% A, F
net assets

Ratio of expenses to average      1.90% A, G                     1.96% G                   2.48% G   2.35% A, G
net assets after expense
reductions

Ratio of net investment           (.97)% A                       (.90)%                    (1.40)%   (.62)% A
income (loss) to average net
assets

Portfolio turnover                94% A                          91%                       141%      93%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                (UNAUDITED)                    1999                      1998     1997      1996 F

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 20.33                        $ 16.77                   $ 14.05  $ 11.86   $ 10.00
of period

Income from  Investment
Operations

Net investment income D          .01 E                          .03                       .03      .04 E     .03

Net realized and  unrealized     .64                            4.63                      3.56     2.24      1.83
gain (loss)

Total from  investment           .65                            4.66                      3.59     2.28      1.86
operations

Less Distributions

In excess of net  investment     (.01)                          -                         -        -         -
income

From net realized gain           (.48)                          (1.10)                    (.87)    (.09)     -

Total distributions              (.49)                          (1.10)                    (.87)    (.09)     -

Net asset value,  end of        $ 20.49                        $ 20.33                   $ 16.77  $ 14.05   $ 11.86
period

TOTAL RETURNB, C                 3.16%                          29.37%                    27.35%   19.39%    18.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 13,278                       $ 13,856                  $ 8,742  $ 6,560   $ 9,144
(000 omitted)

Ratio of expenses to average     .84% A                         .91%                      .99%     1.15%     1.50% A, G
net assets

Ratio of expenses to average     .82% A, H                      .90% H                    .97% H   1.12% H   1.48% A, H
net assets after expense
reductions

Ratio of net investment          .11% A                         .16%                      .18%     .32%      .38% A
income to average  net assets

Portfolio turnover               94% A                          91%                       141%     93%       59% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.
F FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $414,376,715 and $258,080,038, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 32,861     $ 43

CLASS T    884,082      1,040

CLASS B    720,578      540,691

CLASS C    210,445      157,007

          $ 1,847,966  $ 698,781

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 172,891    $ 62,113

CLASS T    215,218      58,142

CLASS B    168,604      168,604*

CLASS C    16,851       16,851*

          $ 573,564    $ 305,710

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 35,371   .27

CLASS T                 357,373   .20

CLASS B                 175,591   .25

CLASS C                 51,000    .24

INSTITUTIONAL CLASS     13,760    .17

                       $ 633,095

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $15,400 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $7,207,706. The fund received cash collateral of $7,474,800 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $48,980 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,801 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS T   $ 839

7. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 16% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                             SIX MONTHS     YEAR ENDED NOVEMBER 30,
                             ENDED MAY 31,

                             2000           1999

IN EXCESS OF NET INVESTMENT
INCOME

Institutional Class          $ 6,924        $ -

FROM NET REALIZED GAIN

Class A                      $ 463,514      $ 291,682

Class T                       6,224,464      5,269,636

Class B                       1,998,316      2,268,630

Class C                       597,492        287,885

Institutional Class           333,051        570,207

Total                        $ 9,616,837    $ 8,688,040

                             $ 9,623,761    $ 8,688,040

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold                                        852,593                 $ 14,148,304
                                 667,750

Reinvestment of distributions    21,146                    17,452                   437,027

Shares redeemed                  (146,543)                 (152,045)                (3,085,871)

Net increase (decrease)          542,353                   718,000                 $ 11,499,460

CLASS T Shares sold              6,503,130                 12,906,706              $ 138,923,404

Reinvestment of distributions    288,568                   309,035                  5,984,237

Shares redeemed                  (2,619,517)               (3,918,325)              (55,947,287)

Net increase (decrease)          4,172,181                 9,297,416               $ 88,960,354

CLASS B Shares sold              2,908,321                 3,942,695               $ 61,502,213

Reinvestment of distributions    82,451                    116,079                  1,695,501

Shares redeemed                  (721,248)                 (659,048)                (15,153,602)

Net increase (decrease)          2,269,524                 3,399,726               $ 48,044,112

CLASS C Shares sold              1,142,262                 1,422,774               $ 24,187,244

Reinvestment of distributions    24,391                    15,644                   500,041

Shares redeemed                  (299,775)                 (172,573)                (6,337,646)

Net increase (decrease)          866,878                   1,265,845               $ 18,349,639

INSTITUTIONAL CLASS Shares       274,385                   476,415                 $ 5,919,800
sold

Reinvestment of distributions    14,130                    32,818                   294,659

Shares redeemed                  (322,163)                 (348,723)                (6,733,059)

Net increase (decrease)          (33,648)                  160,510                 $ (518,600)



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 15,605,931


Reinvestment of distributions    285,470

Shares redeemed                  (2,805,195)

Net increase (decrease)         $ 13,086,206

CLASS T Shares sold             $ 238,734,017

Reinvestment of distributions    5,070,548

Shares redeemed                  (73,308,285)

Net increase (decrease)         $ 170,496,280

CLASS B Shares sold             $ 71,800,193

Reinvestment of distributions    1,891,974

Shares redeemed                  (12,064,988)

Net increase (decrease)         $ 61,627,179

CLASS C Shares sold             $ 25,974,910

Reinvestment of distributions    254,928

Shares redeemed                  (3,186,152)

Net increase (decrease)         $ 23,043,686

INSTITUTIONAL CLASS Shares      $ 8,677,189
sold

Reinvestment of distributions    540,107

Shares redeemed                  (6,540,410)

Net increase (decrease)         $ 2,676,886








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Karen M. Firestone, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

LC-SANN-0700  106223
1.704742.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
LARGE CAP
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  19  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 28  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR LARGE CAP FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURN

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - INST  3.16%          16.97%       140.65%
CL

S&P 500                        2.90%          10.48%       137.74%

Growth Funds Average           7.32%          20.08%       n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - INST  16.97%       22.78%
CL

S&P 500                        10.48%       22.43%

Growth Funds Average           20.08%       n/a

AVERAGE ANNUAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Large Cap -CL I          S&P 500
             00536                       SP001
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                    10003.76
  1996/03/31      10060.00                    10100.10
  1996/04/30      10140.00                    10248.98
  1996/05/31      10350.00                    10513.30
  1996/06/30      10400.00                    10553.35
  1996/07/31       9900.00                    10087.11
  1996/08/31      10220.00                    10299.84
  1996/09/30      10910.00                    10879.52
  1996/10/31      11040.00                    11179.57
  1996/11/30      11860.00                    12024.64
  1996/12/31      11579.86                    11786.43
  1997/01/31      12164.08                    12522.85
  1997/02/28      11952.44                    12621.03
  1997/03/31      11337.69                    12102.43
  1997/04/30      11861.74                    12824.94
  1997/05/31      12647.82                    13605.73
  1997/06/30      13091.25                    14215.26
  1997/07/31      14099.04                    15346.37
  1997/08/31      13605.22                    14486.67
  1997/09/30      14330.84                    15280.10
  1997/10/31      13796.71                    14769.75
  1997/11/30      14159.51                    15453.44
  1997/12/31      14398.17                    15718.77
  1998/01/31      14494.94                    15892.62
  1998/02/28      15634.75                    17038.80
  1998/03/31      16365.95                    17911.36
  1998/04/30      16473.48                    18091.54
  1998/05/31      16172.40                    17780.55
  1998/06/30      17161.67                    18502.80
  1998/07/31      17193.93                    18305.74
  1998/08/31      14645.48                    15659.10
  1998/09/30      15849.81                    16662.22
  1998/10/31      16903.60                    18017.52
  1998/11/30      18032.65                    19109.57
  1998/12/31      19601.75                    20210.66
  1999/01/31      20838.44                    21055.87
  1999/02/28      20000.77                    20401.45
  1999/03/31      21148.26                    21217.71
  1999/04/30      21159.73                    22039.48
  1999/05/31      20574.51                    21519.12
  1999/06/30      21618.73                    22713.44
  1999/07/31      21240.06                    22004.32
  1999/08/31      21549.88                    21895.40
  1999/09/30      21022.04                    21295.25
  1999/10/31      22330.18                    22642.81
  1999/11/30      23328.49                    23103.14
  1999/12/31      25368.35                    24463.91
  2000/01/31      24546.84                    23234.85
  2000/02/29      25979.71                    22795.01
  2000/03/31      26437.77                    25025.05
  2000/04/30      25075.36                    24272.04
  2000/05/31      24065.30                    23773.98
IMATRL PRASUN   SHR__CHT 20000531 20000620 114144 R00000000000055

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $24,065 - a 140.65% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,774 - a 137.74% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP CORE FUNDS AVERAGE WERE, 4.81% AND 13.76%, RESPECTIVELY. THE ONE YEAR AVERAGE TOTAL RETURN WAS 13.76%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE, 5.14%, AND 15.76%, RESPECTIVELY. THE ONE YEAR AVERAGE TOTAL RETURN WAS 15.76%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

An interview with Karen Firestone, Portfolio Manager of Fidelity
Advisor Large Cap Stock Fund

Q. HOW DID THE FUND PERFORM, KAREN?

A. For the six months that ended May 31, 2000, the fund's Institutional Class shares returned 3.16%. In comparison, the Standard & Poor's 500 Index returned 2.90%, while the growth funds average tracked by Lipper Inc. returned 7.32%. For the 12-month period that ended May 31, 2000, the fund's Institutional Class shares returned 16.97%. For the same period, the S&P 500 index and Lipper average returned 10.48% and 20.08%, respectively.

Q. WHAT FACTORS HELPED SHAPE PERFORMANCE DURING THE SIX-MONTH PERIOD?

A. Much of the run-up in technology stocks during the first half of the period evaporated by the end of the second half, thanks to rising interest rates and valuation concerns. However, a number of growth companies managed to weather the storm and post strong returns. The fund benefited from overweighting some of the best names in the large-cap oriented S&P 500 index - most notably Cisco and Intel. At the same time, I took advantage of the flexibility the fund's charter afforded me to pursue good growth stories elsewhere in smaller companies, such as Agilent Tech-nologies - a maker of testing and measuring equipment - and chip manufacturer Linear Technology. Our decision to remain underexposed to interest-rate sensitive financial stocks also helped. Since most of our peers were more heavily invested in technology, it's no surprise that we trailed the Lipper average during the period.

Q. DID SWELLING VALUATIONS KEEP YOU FROM OWNING ENOUGH OF THE TOP
BENCHMARK NAMES?

A. Unquestionably. During the market's upturn, I felt it imprudent to build up our exposure stride for stride with the index to names that I perceived to be running miles ahead of their fundamentals. In some cases this approach backfired, leaving us on the outside looking in at the tremendous gains enjoyed by such tech giants as Oracle and Nortel Networks. In this environment, I felt it important to own some smaller large-cap names, those in the $2 billion-$10 billion market-cap range. Growth just seemed so important to investors that if they caught an idea that had widespread appeal, the same $2 billion market cap could soar to $10 billion seemingly overnight. It's not as likely that a $100 billion company could grow to $500 billion in that same period of time.

Q. WHICH STRATEGIES HELPED PERFORMANCE?

A. I boosted the fund's stake in technology, focusing on communications and those firms that provide Internet infrastructure and data transmission capabilities, such as Metromedia Fiber and Texas Instruments. I also raised the fund's exposure to computer hardware by way of Dell and Sun, as I suspected these stocks would rebound after weakness related to Y2K concerns had dissipated. The fund's emphasis on the fastest-growing emerging markets within health care - specifically biotechnology and genomics, and including names such as Millennium Pharmaceuticals and Human Genome - also helped. When biotechs as a group fell sharply during the second half of the period, I resisted the temptation to sell for the most part, affirming my conviction in the group's longer-term prospects.

Q. WHAT OTHER STOCKS PERFORMED WELL FOR THE FUND? WHICH HURT?

A. Amgen rode the biotech wave, moving higher behind an impressive drug pipeline and favorable patent rulings. Out-of-benchmark positions in chipmaker Altera, as well as biotech firms Protein Design Labs and Inhale Therapeutic Systems, also added meaningfully to returns. Looking at the disappointments, Bristol-Myers Squibb plunged despite strong earnings when regulators delayed the launch of its highly anticipated hypertension drug, Vanlev, due to safety concerns. Tech stocks that hurt us the most as a result of the correction included GoTo.com, Legato and DoubleClick. The fund no longer held Legato at the close of the period.

Q. WHAT'S YOUR OUTLOOK?

A. I believe the market will continue to be volatile during the coming months, with a lot of rotation among its various segments. To me, that emphasizes the importance of maintaining a balanced approach in the fund, which would allow us to be somewhat defensive and aggressive at the same time. When one side isn't working, the other side generally is. In the core of the portfolio, I'll have the holdings I feel strongly about and have conviction in over the long term. Additionally, I will continue to think seriously about where I want to push the envelope on the growth extreme in terms of tech stocks. But my feeling right now is that in this unforgiving market environment that seems to be favoring the well-established, larger-cap tech stocks, I don't want to push too hard.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks long-term growth
of capital

START DATE: February 20,
1996

SIZE: as of May 31, 2000,
more than $624 million

MANAGER: Karen Firestone,
since 1998; joined Fidelity
in 1983

KAREN FIRESTONE ON THE
CHALLENGES OF FUND
MANAGEMENT IN A
MOMENTUM-DRIVEN MARKET:

"The biggest challenge of
managing through a heavily
momentum-driven market is
resisting the urge to dive in with all
the other fish and follow the trend. I
try to be early, to not worry about
whether or not I'm selling a stock at
the top, and to pay close attention
to what valuation a company is
selling for based on the earnings
picture and the underlying
fundamentals. Admittedly, it takes
a lot of discipline and guts to sell
when everything seems to be riding
in your favor. You've got to mentally
review whether you still want to be
there when a stock is selling for 50
times revenue per share, for
example, and that's not an easy
task.

"I'll avoid a stock for which I can-
not create a model that justifies
its value. I have to be able to show
myself or have someone walk
through the story with me to prove
that it warrants consideration. The
rationale can't be based solely on
the fact that every other company
in this space sells at that level. That
makes no sense to me whatsoever.
What does make some sense is if I
can create a scenario in which a
company's revenues and profits
will grow over time so that its stock
more than justifies the price. Only
then will I be willing to buy it."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            5.0                     3.9

Intel Corp.                     4.5                     2.6

Cisco Systems, Inc.             4.1                     3.6

Microsoft Corp.                 2.3                     3.5

Merck & Co., Inc.               2.0                     2.7

Wal-Mart Stores, Inc.           2.0                     1.9

Bristol-Myers Squibb Co.        1.8                     2.1

Fannie Mae                      1.8                     1.3

Walt Disney Co.                 1.8                     0.3

Warner-Lambert Co.              1.7                     1.2

                                27.0                    23.1

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      31.7                    28.2

Health                          14.6                    15.0

Finance                         10.5                    7.5

Media & Leisure                 9.2                     9.3

Industrial Machinery &          6.8                     5.2
Equipment



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                         AS OF NOVEMBER 30, 1999**

Stocks                           95.4%                       Stocks                                 93.6%

Short-Term  Investments and                                  Short-Term  Investments and
Net Other Assets                  4.6%                       Net Other Assets                        6.4%

*  FOREIGN  INVESTMENTS           5.3%                       ** FOREIGN INVESTMENTS                  5.6%

Row: 1, Col: 1, Value: 95.40000000000001                     Row: 1, Col: 1, Value: 93.59999999999999
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.6                                   Row: 1, Col: 8, Value: 6.4







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 95.4%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.4%

AEROSPACE & DEFENSE - 1.1%

Boeing Co.                        66,800                     $ 2,609,375

United Technologies Corp.         65,800                      3,976,788

                                                              6,586,163

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            33,600                      1,984,500

TOTAL AEROSPACE & DEFENSE                                     8,570,663

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.3%

Union Carbide Corp.               28,400                      1,553,125

PACKAGING & CONTAINERS - 0.0%

Tupperware Corp.                  8,300                       183,119

TOTAL BASIC INDUSTRIES                                        1,736,244

DURABLES - 1.2%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Barrett Resources Corp.           30,900                      1,222,481

CONSUMER DURABLES - 0.5%

Minnesota Mining &                41,700                      3,575,775
Manufacturing Co.

CONSUMER ELECTRONICS - 0.5%

Sony Corp. sponsored ADR          14,000                      1,276,625

The Swatch Group AG (Reg.)        7,000                       1,765,616

                                                              3,042,241

TOTAL DURABLES                                                7,840,497

ENERGY - 4.2%

ENERGY SERVICES - 2.0%

Halliburton Co.                   65,200                      3,325,200

Noble Drilling Corp. (a)          84,600                      3,669,525

Schlumberger Ltd. (NY Shares)     75,300                      5,539,256

                                                              12,533,981

OIL & GAS - 2.2%

Burlington Resources, Inc.        33,900                      1,550,925

Chevron Corp.                     44,400                      4,104,225

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Devon Energy Corp.                27,700                     $ 1,656,806

Exxon Mobil Corp.                 76,200                      6,348,413

                                                              13,660,369

TOTAL ENERGY                                                  26,194,350

FINANCE - 10.5%

BANKS - 1.5%

Bank of Ireland, Inc.             1                           6

FleetBoston Financial Corp.       162,446                     6,142,489

Mellon Financial Corp.            21,200                      817,525

State Street Corp.                20,500                      2,285,750

                                                              9,245,770

CREDIT & OTHER FINANCE - 3.0%

American Express Co.              126,390                     6,801,362

Associates First Capital          147,000                     4,033,313
Corp. Class A

Citigroup, Inc.                   129,900                     8,078,156

                                                              18,912,831

FEDERAL SPONSORED CREDIT - 2.7%

Fannie Mae                        185,970                     11,181,446

Freddie Mac                       132,300                     5,887,350

                                                              17,068,796

INSURANCE - 2.5%

American International Group,     60,725                      6,835,358
Inc.

Marsh & McLennan Companies,       23,200                      2,553,450
Inc.

MetLife, Inc.                     165,200                     3,386,600

The Chubb Corp.                   42,300                      2,961,000

                                                              15,736,408

SECURITIES INDUSTRY - 0.8%

Charles Schwab Corp.              71,100                      2,044,125

Goldman Sachs Group, Inc.         11,400                      838,613

Morgan Stanley Dean Witter &      27,700                      1,992,669
Co.

                                                              4,875,407

TOTAL FINANCE                                                 65,839,212

HEALTH - 14.6%

DRUGS & PHARMACEUTICALS - 12.5%

Alkermes, Inc. (a)                31,200                      1,142,700

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Amgen, Inc. (a)                   75,800                     $ 4,822,775

Andrx Corp. (a)                   31,800                      1,896,075

ARIAD Pharmaceuticals, Inc.       68,500                      560,844
(a)

ArQule, Inc. (a)                  45,100                      307,244

Bristol-Myers Squibb Co.          209,460                     11,533,391

Cell Therapeutics, Inc. (a)       61,300                      988,463

Cephalon, Inc. (a)                10,900                      564,075

Eli Lilly & Co.                   78,700                      5,991,038

Enzon, Inc. (a)                   29,500                      862,875

Human Genome Sciences, Inc.       30,000                      2,632,500
(a)

Immunex Corp. (a)                 51,600                      1,335,150

Merck & Co., Inc.                 170,040                     12,689,235

Millennium Pharmaceuticals,       50,300                      4,206,338
Inc. (a)

Pfizer, Inc.                      190,200                     8,475,788

Protein Design Labs, Inc. (a)     11,600                      1,236,850

Schering-Plough Corp.             177,120                     8,568,180

Warner-Lambert Co.                85,000                      10,380,625

                                                              78,194,146

MEDICAL EQUIPMENT & SUPPLIES
- 1.9%

Becton, Dickinson & Co.           8,000                       233,500

Johnson & Johnson                 75,140                      6,725,030

Medtronic, Inc.                   88,700                      4,579,138

                                                              11,537,668

MEDICAL FACILITIES MANAGEMENT
- 0.2%

HCA- The Healthcare Co.           53,400                      1,441,800

TOTAL HEALTH                                                  91,173,614

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.8%

ELECTRICAL EQUIPMENT - 5.9%

Emerson Electric Co.              68,900                      4,065,100

General Electric Co.              595,500                     31,338,167

Omron Corp.                       55,000                      1,418,631

                                                              36,821,898

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Illinois Tool Works, Inc.         33,100                     $ 1,921,869

Ingersoll-Rand Co.                79,500                      3,622,219

                                                              5,544,088

TOTAL INDUSTRIAL MACHINERY &                                  42,365,986
EQUIPMENT

MEDIA & LEISURE - 9.2%

BROADCASTING - 4.7%

AT&T Corp. - Liberty Media        94,296                      4,178,492
Group Class A (a)

Audiofina                         5,310                       607,169

Cablevision Systems Corp.         19,000                      1,189,875
Class A (a)

Carlton Communications PLC        164,000                     1,954,152

Comcast Corp. Class A             114,900                     4,351,838
(special) (a)

Cox Communications, Inc.          71,700                      3,163,763
Class A (a)

EchoStar Communications Corp.     20,700                      826,706
Class A (a)

Grupo Televisa SA de CV           59,000                      3,285,563
sponsored GDR (a)

Infinity Broadcasting Corp.       36,300                      1,147,988
Class A (a)

Time Warner, Inc.                 91,124                      7,193,101

Univision Communications,         15,500                      1,596,500
Inc. Class A (a)

                                                              29,495,147

ENTERTAINMENT - 3.1%

Fox Entertainment Group, Inc.     88,400                      2,309,450
Class A (a)

MGM Grand, Inc.                   28,100                      913,250

Ticketmaster Online               79,700                      1,444,563
CitySearch, Inc. Class B (a)

Viacom, Inc. Class B              64,774                      4,015,988
(non-vtg.) (a)

Walt Disney Co.                   259,600                     10,951,875

                                                              19,635,126

PUBLISHING - 1.0%

The New York Times Co. Class A    118,500                     4,547,438

United News & Media PLC           113,000                     1,430,400

                                                              5,977,838

RESTAURANTS - 0.4%

McDonald's Corp.                  65,600                      2,349,300

TOTAL MEDIA & LEISURE                                         57,457,411

NONDURABLES - 5.5%

BEVERAGES - 2.7%

Anheuser-Busch Companies,         77,400                      5,998,500
Inc.

Heineken NV                       28,000                      1,444,677

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Seagram Co. Ltd.                  27,800                     $ 1,300,368

The Coca-Cola Co.                 158,600                     8,465,275

                                                              17,208,820

FOODS - 0.6%

H.J. Heinz Co.                    18,100                      709,294

Quaker Oats Co.                   44,500                      3,273,531

                                                              3,982,825

HOUSEHOLD PRODUCTS - 1.4%

Clorox Co.                        31,800                      1,260,075

Gillette Co.                      65,900                      2,199,413

Procter & Gamble Co.              77,500                      5,153,750

                                                              8,613,238

TOBACCO - 0.8%

Philip Morris Companies, Inc.     181,780                     4,749,003

TOTAL NONDURABLES                                             34,553,886

PRECIOUS METALS - 0.2%

Newmont Mining Corp.              43,900                      1,012,444

RETAIL & WHOLESALE - 3.8%

GENERAL MERCHANDISE STORES -
2.5%

Kohls Corp. (a)                   36,700                      1,899,225

Target Corp.                      21,000                      1,316,438

Wal-Mart Stores, Inc.             211,600                     12,193,450

                                                              15,409,113

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Home Depot, Inc.                  167,050                     8,154,128

TOTAL RETAIL & WHOLESALE                                      23,563,241

SERVICES - 1.6%

ADVERTISING - 1.3%

DoubleClick, Inc. (a)             22,100                      933,725

Omnicom Group, Inc.               19,740                      1,656,926

TMP Worldwide, Inc. (a)           57,800                      3,193,450

WPP Group PLC sponsored ADR       44,700                      2,707,144

                                                              8,491,245

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - 0.3%

Robert Half International,        27,700                     $ 1,644,688
Inc. (a)

TOTAL SERVICES                                                10,135,933

TECHNOLOGY - 31.7%

COMMUNICATIONS EQUIPMENT - 6.8%

Cisco Systems, Inc. (a)           445,148                     25,345,614

Corning, Inc.                     20,800                      4,023,500

Lucent Technologies, Inc.         162,200                     9,306,225

Nokia AB sponsored ADR            62,000                      3,224,000

Oni Systems Corp.                 300                         7,500

UTStarcom, Inc.                   21,800                      833,850

                                                              42,740,689

COMPUTER SERVICES & SOFTWARE
- 7.2%

Aether Systems, Inc.              2,900                       398,569

America Online, Inc. (a)          86,700                      4,595,100

Automatic Data Processing,        117,900                     6,477,131
Inc.

Be Free, Inc.                     8,300                       76,775

BEA Systems, Inc. (a)             37,800                      1,365,525

Citrix Systems, Inc. (a)          25,000                      1,315,625

CNET Networks, Inc. (a)           34,100                      1,174,319

First Data Corp.                  23,600                      1,323,075

GoTo.com, Inc.                    27,200                      397,800

Inktomi Corp. (a)                 6,200                       692,075

Lycos, Inc. (a)                   17,500                      1,058,750

Microsoft Corp. (a)               232,300                     14,533,269

Oracle Corp. (a)                  48,900                      3,514,688

Trans Cosmos, Inc.                4,300                       626,369

VeriSign, Inc. (a)                15,800                      2,138,925

VERITAS Software Corp. (a)        11,300                      1,316,450

Vignette Corp. (a)                18,900                      520,931

Yahoo!, Inc. (a)                  28,700                      3,244,894

                                                              44,770,270

COMPUTERS & OFFICE EQUIPMENT
- 6.9%

Brocade Communications            7,700                       908,119
Systems, Inc.

Comdisco, Inc.                    33,300                      853,313

Compaq Computer Corp.             63,100                      1,656,375

Dell Computer Corp. (a)           207,100                     8,931,188

EMC Corp. (a)                     59,500                      6,920,594

Gateway, Inc. (a)                 25,800                      1,277,100

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Hewlett-Packard Co.               50,900                     $ 6,114,363

International Business            63,200                      6,782,150
Machines Corp.

Juniper Networks, Inc.            6,400                       1,121,200

Lexmark International Group,      19,700                      1,374,075
Inc. Class A (a)

Sun Microsystems, Inc. (a)        92,404                      7,080,457

                                                              43,018,934

ELECTRONIC INSTRUMENTS - 0.8%

Agilent Technologies, Inc.        32,300                      2,378,088

Applied Materials, Inc. (a)       7,100                       592,850

LAM Research Corp. (a)            69,700                      2,239,113

                                                              5,210,051

ELECTRONICS - 10.0%

Altera Corp. (a)                  30,200                      2,593,425

Chartered Semiconductor           22,400                      1,797,600
Manufacturing Ltd. ADR

GlobeSpan, Inc.                   11,900                      1,051,663

Intel Corp.                       224,100                     27,942,469

JDS Uniphase Corp. (a)            26,000                      2,288,000

Linear Technology Corp.           49,600                      2,929,500

LSI Logic Corp. (a)               23,400                      1,232,888

Methode Electronics, Inc.         32,800                      1,176,700
Class A

Micron Technology, Inc. (a)       20,300                      1,419,731

Motorola, Inc.                    59,900                      5,615,625

PMC-Sierra, Inc. (a)              6,800                       1,042,100

Samsung Electronics Co. Ltd.      9,700                       1,556,850
unit

Texas Instruments, Inc.           142,400                     10,288,400

Vitesse Semiconductor Corp.       17,100                      865,688
(a)

World Access, Inc. (a)            58,960                      619,080

                                                              62,419,719

TOTAL TECHNOLOGY                                              198,159,663

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.1%

Travelocity.com, Inc. (a)         33,200                      587,225

TRUCKING & FREIGHT - 0.4%

United Parcel Service, Inc.       40,500                      2,424,938
Class B

TOTAL TRANSPORTATION                                          3,012,163

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - 3.9%

CELLULAR - 1.2%

Powertel, Inc. (a)                19,800                     $ 1,659,488

QUALCOMM, Inc. (a)                8,400                       557,550

Sprint Corp. - PCS Group          45,400                      2,519,700
Series 1 (a)

Vodafone AirTouch PLC             569,827                     2,610,518

                                                              7,347,256

ELECTRIC UTILITY - 0.9%

AES Corp. (a)                     33,200                      2,896,700

Calpine Corp. (a)                 24,800                      2,627,250

                                                              5,523,950

GAS - 0.3%

Williams Companies, Inc.          51,500                      2,140,469

TELEPHONE SERVICES - 1.5%

Allegiance Telecom, Inc. (a)      13,450                      711,169

AT&T Corp.                        33,750                      1,170,703

DDI Corp.                         98                          1,000,186

McLeodUSA, Inc. Class A (a)       59,000                      1,180,000

Metromedia Fiber Network,         89,400                      2,765,813
Inc. Class A (a)

SBC Communications, Inc.          57,100                      2,494,556

                                                              9,322,427

TOTAL UTILITIES                                               24,334,102

TOTAL COMMON STOCKS                                           595,949,409
(Cost $522,033,833)

CASH EQUIVALENTS - 6.4%



Central Cash Collateral Fund,     7,474,800                   7,474,800
6.54% (b)

Taxable Central Cash Fund,        32,277,696                  32,277,696
6.37% (b)

TOTAL CASH EQUIVALENTS                                        39,752,496
(Cost $39,752,496)

TOTAL INVESTMENT PORTFOLIO -                                  635,701,905
101.8%
(Cost $561,786,329)

NET OTHER ASSETS - (1.8)%                                     (11,188,133)

NET ASSETS - 100%                                           $ 624,513,772

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $565,409,443. Net unrealized appreciation aggregated $70,292,462, of which $119,067,426 related to appreciated investment securities and $48,774,964 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 635,701,905
value (cost $561,786,329) -
See accompanying schedule

Receivable for investments                  2,030,049
sold

Receivable for fund shares                  1,416,533
sold

Dividends receivable                        444,206

Interest receivable                         163,304

Other receivables                           5,987

 TOTAL ASSETS                               639,761,984

LIABILITIES

Payable to custodian bank      $ 262

Payable for investments         5,506,247
purchased

Payable for fund shares         1,463,243
redeemed

Accrued management fee          297,734

Distribution fees payable       330,644

Other payables and accrued      175,282
expenses

Collateral on securities        7,474,800
loaned, at value

 TOTAL LIABILITIES                          15,248,212

NET ASSETS                                 $ 624,513,772

Net Assets consist of:

Paid in capital                            $ 543,423,058

Accumulated net investment                  (1,671,678)
(loss)

Accumulated undistributed net               8,849,000
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 73,913,392
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                 $ 624,513,772

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $20.28
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($30,753,645 (divided by)
1,516,254 shares)

Maximum offering price per         $21.52
share (100/94.25 of $20.28)

CLASS T: NET ASSET VALUE and       $20.33
redemption price per share
($373,063,718 (divided by)
18,354,441 shares)

Maximum offering price per         $21.07
share (100/96.50 of $20.33)

CLASS B: NET ASSET VALUE and       $20.10
offering price per share
($159,338,135 (divided by)
7,925,507 shares) A

CLASS C: NET ASSET VALUE and       $20.05
offering price per share
($48,079,901 (divided by)
2,398,328 shares) A

INSTITUTIONAL CLASS: NET           $20.49
ASSET VALUE, offering price
and redemption price   per
share ($13,278,373 (divided
by) 648,008 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO THE NET ASSET VALUE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                  SIX MONTHS ENDED MAY 31,
                                          2000 (UNAUDITED)

INVESTMENT INCOME                              $ 1,824,216
Dividends

Interest                                        832,590

Security lending                                30,100

 TOTAL INCOME                                   2,686,906

EXPENSES

Management fee                   $ 1,674,732

Transfer agent fees               633,095

Distribution fees                 1,847,966

Accounting and security           101,678
lending fees

Non-interested trustees'          842
compensation

Custodian fees and expenses       26,672

Registration fees                 103,331

Audit                             15,309

Legal                             3,322

Miscellaneous                     1,333

 Total expenses before            4,408,280
reductions

 Expense reductions               (56,620)      4,351,660

NET INVESTMENT INCOME (LOSS)                    (1,664,754)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            11,195,712

 Foreign currency transactions    9,863         11,205,575

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (4,269,411)

 Assets and liabilities in        (2,133)       (4,271,544)
foreign currencies

NET GAIN (LOSS)                                 6,934,031

NET INCREASE (DECREASE) IN                     $ 5,269,277
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (1,664,754)                  $ (1,399,254)
income (loss)

 Net realized gain (loss)       11,205,575                     11,389,956

 Change in net unrealized       (4,271,544)                    54,227,921
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     5,269,277                      64,218,623
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (6,924)                        -
In excess of net investment
income

 From net realized gain         (9,616,837)                    (8,688,040)

 TOTAL DISTRIBUTIONS            (9,623,761)                    (8,688,040)

Share transactions - net        166,334,965                    270,930,237
increase (decrease)

  TOTAL INCREASE (DECREASE)     161,980,481                    326,460,820
IN NET ASSETS

NET ASSETS

 Beginning of period            462,533,291                    136,072,471

 End of period (including      $ 624,513,772                  $ 462,533,291
accumulated net investment
loss   of $1,671,678 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 20.13                        $ 16.62                   $ 13.96   $ 11.83   $ 10.21
of period

Income from  Investment
Operations

Net investment  income (loss)   (.03)                          (.03)                     (.05)     (.04)     -
D

Net realized and  unrealized    .64                            4.59                      3.54      2.25      1.62
gain (loss)

Total from  investment          .61                            4.56                      3.49      2.21      1.62
operations

Less Distributions

From net realized gain          (.46)                          (1.05)                    (.83)     (.08)     -

Net asset value,  end of       $ 20.28                        $ 20.13                   $ 16.62   $ 13.96   $ 11.83
period

TOTAL RETURN B, C               2.99%                          28.93%                    26.69%    18.82%    15.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 30,754                       $ 19,600                  $ 4,254   $ 2,330   $ 503
(000 omitted)

Ratio of expenses to  average   1.19% A                        1.24%                     1.46% F   1.75% F   1.75% A, F
net assets

Ratio of expenses to average    1.17% A, G                     1.23% G                   1.44% G   1.72% G   1.75% A
net assets after expense
reductions

Ratio of net investment         (.24)% A                       (.17)%                    (.31)%    (.34)%    .11% A
income (loss) to  average
net assets

Portfolio turnover              94% A                          91%                       141%      93%       59% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 20.16                        $ 16.67                   $ 13.98   $ 11.82   $ 10.00
of period

Income from  Investment
Operations

Net investment  income (loss)   (.04)                          (.07)                     (.05)     (.02)     (.01)
D

Net realized and  unrealized    .64                            4.61                      3.56      2.24      1.83
gain (loss)

Total from  investment          .60                            4.54                      3.51      2.22      1.82
operations

Less Distributions

From net realized gain          (.43)                          (1.05)                    (.82)     (.06)     -

Net asset value,  end of       $ 20.33                        $ 20.16                   $ 16.67   $ 13.98   $ 11.82
period

TOTAL RETURN B, C               2.94%                          28.71%                    26.77%    18.89%    18.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 373,064                      $ 285,939                 $ 81,455  $ 42,753  $ 26,133
(000 omitted)

Ratio of expenses to average    1.38% A                        1.44%                     1.46%     1.62%     2.00% A, F
net assets

Ratio of expenses to average    1.36% A, G                     1.42% G                   1.44% G   1.60% G   2.00% A
net assets after expense
reductions

Ratio of net investment         (.42)% A                       (.36)%                    (.31)%    (.18)%    (.14)% A
income (loss) to  average
net assets

Portfolio turnover              94% A                          91%                       141%      93%       59% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 19.92                        $ 16.50                   $ 13.85   $ 11.77   $ 10.00
of period

Income from  Investment
Operations

Net investment  income (loss)   (.10)                          (.16)                     (.13)     (.09)     (.05)
D

Net realized and  unrealized    .63                            4.56                      3.54      2.22      1.82
gain (loss)

Total from  investment          .53                            4.40                      3.41      2.13      1.77
operations

Less Distributions

From net realized gain          (.35)                          (.98)                     (.76)     (.05)     -

Net asset value,  end of       $ 20.10                        $ 19.92                   $ 16.50   $ 13.85   $ 11.77
period

TOTAL RETURN B, C               2.62%                          28.02%                    26.15%    18.18%    17.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 159,338                      $ 112,671                 $ 37,229  $ 20,926  $ 9,721
(000 omitted)

Ratio of expenses to average    1.92% A                        1.96%                     2.00%     2.16%     2.50% A, F
net assets

Ratio of expenses to average    1.90% A, G                     1.95% G                   1.98% G   2.14% G   2.50% A
net assets after expense
reductions

Ratio of net investment         (.97)% A                       (.89)%                    (.85)%    (.73)%    (.64)% A
income (loss) to  average
net assets

Portfolio turnover              94% A                          91%                       141%      93%       59% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.89                        $ 16.54                   $ 13.98   $ 13.97
period

Income from Investment
Operations

Net investment income (loss) D    (.10)                          (.16)                     (.21)     (.01)

Net realized and unrealized       .64                            4.54                      3.59      .02
gain (loss)

Total from investment             .54                            4.38                      3.38      .01
operations

Less Distributions

From net realized gain            (.38)                          (1.03)                    (.82)     -

Net asset value, end of period   $ 20.05                        $ 19.89                   $ 16.54   $ 13.98

TOTAL RETURN B, C                 2.68%                          27.90%                    25.79%    .07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 48,080                       $ 30,468                  $ 4,393   $ 41
(000 omitted)

Ratio of expenses to average      1.92% A                        1.97%                     2.50% F   2.50% A, F
net assets

Ratio of expenses to average      1.90% A, G                     1.96% G                   2.48% G   2.35% A, G
net assets after expense
reductions

Ratio of net investment           (.97)% A                       (.90)%                    (1.40)%   (.62)% A
income (loss) to average net
assets

Portfolio turnover                94% A                          91%                       141%      93%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                (UNAUDITED)                    1999                      1998     1997      1996 F

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 20.33                        $ 16.77                   $ 14.05  $ 11.86   $ 10.00
of period

Income from  Investment
Operations

Net investment income D          .01 E                          .03                       .03      .04 E     .03

Net realized and  unrealized     .64                            4.63                      3.56     2.24      1.83
gain (loss)

Total from  investment           .65                            4.66                      3.59     2.28      1.86
operations

Less Distributions

In excess of net  investment     (.01)                          -                         -        -         -
income

From net realized gain           (.48)                          (1.10)                    (.87)    (.09)     -

Total distributions              (.49)                          (1.10)                    (.87)    (.09)     -

Net asset value,  end of        $ 20.49                        $ 20.33                   $ 16.77  $ 14.05   $ 11.86
period

TOTAL RETURNB, C                 3.16%                          29.37%                    27.35%   19.39%    18.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 13,278                       $ 13,856                  $ 8,742  $ 6,560   $ 9,144
(000 omitted)

Ratio of expenses to average     .84% A                         .91%                      .99%     1.15%     1.50% A, G
net assets

Ratio of expenses to average     .82% A, H                      .90% H                    .97% H   1.12% H   1.48% A, H
net assets after expense
reductions

Ratio of net investment          .11% A                         .16%                      .18%     .32%      .38% A
income to average  net assets

Portfolio turnover               94% A                          91%                       141%     93%       59% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.
F FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $414,376,715 and $258,080,038, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 32,861     $ 43

CLASS T    884,082      1,040

CLASS B    720,578      540,691

CLASS C    210,445      157,007

          $ 1,847,966  $ 698,781

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 172,891    $ 62,113

CLASS T    215,218      58,142

CLASS B    168,604      168,604*

CLASS C    16,851       16,851*

          $ 573,564    $ 305,710

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS*

CLASS A                $ 35,371   .27

CLASS T                 357,373   .20

CLASS B                 175,591   .25

CLASS C                 51,000    .24

INSTITUTIONAL CLASS     13,760    .17

                       $ 633,095

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $15,400 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $7,207,706. The fund received cash collateral of $7,474,800 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $48,980 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,801 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS T   $ 839

7. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 16% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                             SIX MONTHS     YEAR ENDED NOVEMBER 30,
                             ENDED MAY 31,

                             2000           1999

IN EXCESS OF NET INVESTMENT
INCOME

Institutional Class          $ 6,924        $ -

FROM NET REALIZED GAIN

Class A                      $ 463,514      $ 291,682

Class T                       6,224,464      5,269,636

Class B                       1,998,316      2,268,630

Class C                       597,492        287,885

Institutional Class           333,051        570,207

Total                        $ 9,616,837    $ 8,688,040

                             $ 9,623,761    $ 8,688,040

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold                                        852,593                 $ 14,148,304
                                 667,750

Reinvestment of distributions    21,146                    17,452                   437,027

Shares redeemed                  (146,543)                 (152,045)                (3,085,871)

Net increase (decrease)          542,353                   718,000                 $ 11,499,460

CLASS T Shares sold              6,503,130                 12,906,706              $ 138,923,404

Reinvestment of distributions    288,568                   309,035                  5,984,237

Shares redeemed                  (2,619,517)               (3,918,325)              (55,947,287)

Net increase (decrease)          4,172,181                 9,297,416               $ 88,960,354

CLASS B Shares sold              2,908,321                 3,942,695               $ 61,502,213

Reinvestment of distributions    82,451                    116,079                  1,695,501

Shares redeemed                  (721,248)                 (659,048)                (15,153,602)

Net increase (decrease)          2,269,524                 3,399,726               $ 48,044,112

CLASS C Shares sold              1,142,262                 1,422,774               $ 24,187,244

Reinvestment of distributions    24,391                    15,644                   500,041

Shares redeemed                  (299,775)                 (172,573)                (6,337,646)

Net increase (decrease)          866,878                   1,265,845               $ 18,349,639

INSTITUTIONAL CLASS Shares       274,385                   476,415                 $ 5,919,800
sold

Reinvestment of distributions    14,130                    32,818                   294,659

Shares redeemed                  (322,163)                 (348,723)                (6,733,059)

Net increase (decrease)          (33,648)                  160,510                 $ (518,600)



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 15,605,931


Reinvestment of distributions    285,470

Shares redeemed                  (2,805,195)

Net increase (decrease)         $ 13,086,206

CLASS T Shares sold             $ 238,734,017

Reinvestment of distributions    5,070,548

Shares redeemed                  (73,308,285)

Net increase (decrease)         $ 170,496,280

CLASS B Shares sold             $ 71,800,193

Reinvestment of distributions    1,891,974

Shares redeemed                  (12,064,988)

Net increase (decrease)         $ 61,627,179

CLASS C Shares sold             $ 25,974,910

Reinvestment of distributions    254,928

Shares redeemed                  (3,186,152)

Net increase (decrease)         $ 23,043,686

INSTITUTIONAL CLASS Shares      $ 8,677,189
sold

Reinvestment of distributions    540,107

Shares redeemed                  (6,540,410)

Net increase (decrease)         $ 2,676,886






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Karen M. Firestone, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

LC-SANN-0700  106226
1.704743.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
VALUE STRATEGIES
FUND - CLASS A, CLASS T AND CLASS B

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on stock market
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  24  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 33  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR VALUE STRATEGIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  2.20%          4.35%        80.44%        217.19%
- CL A

FIDELITY ADV VALUE STRATEGIES  -3.67%         -1.65%       70.06%        198.95%
- CL A  (INCL. 5.75% SALES
CHARGE)

Russell Midcap Value           5.92%          -3.25%       101.98%       284.07%

Capital Appreciation Funds     8.57%          27.58%       171.27%       319.60%
Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  4.35%        12.53%        12.24%
- CL A

FIDELITY ADV VALUE STRATEGIES  -1.65%       11.20%        11.57%
- CL A  (INCL. 5.75% SALES
CHARGE)

Russell Midcap Value           -3.25%       15.10%        14.40%

Capital Appreciation Funds     27.58%       20.03%        13.73%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Value Strategies -CL A   Russell Midcap Value
             00266                       RS013
  1990/05/31       9425.00                    10000.00
  1990/06/30       9517.10                     9786.31
  1990/07/31       9542.68                     9509.50
  1990/08/31       8872.39                     8544.71
  1990/09/30       8805.88                     7874.10
  1990/10/31       8800.76                     7555.59
  1990/11/30       9189.63                     8225.62
  1990/12/31       9409.43                     8566.13
  1991/01/31       9713.48                     9101.23
  1991/02/28      10294.90                     9828.01
  1991/03/31      10620.28                    10155.78
  1991/04/30      10764.31                    10333.56
  1991/05/31      11148.36                    10800.32
  1991/06/30      10796.31                    10369.47
  1991/07/31      11121.69                    10868.66
  1991/08/31      11361.73                    11184.27
  1991/09/30      11404.40                    11084.67
  1991/10/31      11175.03                    11297.78
  1991/11/30      10902.99                    10767.89
  1991/12/31      11581.06                    11814.34
  1992/01/31      11599.85                    12118.37
  1992/02/29      11825.33                    12570.65
  1992/03/31      11524.69                    12379.55
  1992/04/30      11743.91                    12695.74
  1992/05/31      12125.98                    12813.30
  1992/06/30      12125.98                    12714.27
  1992/07/31      12501.78                    13223.88
  1992/08/31      12282.56                    12837.62
  1992/09/30      12232.45                    13094.16
  1992/10/31      12332.67                    13367.50
  1992/11/30      12858.80                    13930.97
  1992/12/31      13071.83                    14375.72
  1993/01/31      13318.86                    14739.40
  1993/02/28      13696.26                    15057.91
  1993/03/31      14121.70                    15580.84
  1993/04/30      13840.36                    15306.35
  1993/05/31      14162.87                    15651.49
  1993/06/30      14279.52                    15976.95
  1993/07/31      14581.44                    16152.42
  1993/08/31      15494.07                    16703.15
  1993/09/30      15452.90                    16659.72
  1993/10/31      15940.09                    16470.93
  1993/11/30      15267.63                    16089.88
  1993/12/31      15743.22                    16621.50
  1994/01/31      15879.46                    17105.63
  1994/02/28      15311.79                    16801.60
  1994/03/31      14721.42                    16150.68
  1994/04/30      14842.52                    16388.70
  1994/05/31      14872.80                    16409.54
  1994/06/30      14872.80                    16107.83
  1994/07/31      15228.53                    16751.80
  1994/08/31      15319.36                    17373.75
  1994/09/30      15107.43                    16830.55
  1994/10/31      14948.49                    16815.50
  1994/11/30      14486.79                    16073.66
  1994/12/31      14614.47                    16267.66
  1995/01/31      15263.13                    16726.89
  1995/02/28      15653.90                    17571.23
  1995/03/31      15802.39                    17901.32
  1995/04/30      16146.26                    18280.06
  1995/05/31      16568.28                    19014.94
  1995/06/30      17435.77                    19453.32
  1995/07/31      18021.91                    20131.46
  1995/08/31      18537.71                    20525.83
  1995/09/30      19170.75                    20996.64
  1995/10/31      19100.41                    20587.21
  1995/11/30      19608.40                    21713.00
  1995/12/31      20191.22                    21950.43
  1996/01/31      20199.34                    22484.36
  1996/02/29      19797.30                    22698.05
  1996/03/31      19137.11                    23176.97
  1996/04/30      19640.51                    23373.87
  1996/05/31      20218.17                    23596.83
  1996/06/30      20193.41                    23622.31
  1996/07/31      18807.02                    22498.84
  1996/08/31      19516.72                    23442.21
  1996/09/30      20193.41                    24302.76
  1996/10/31      19822.06                    24942.67
  1996/11/30      20515.25                    26507.99
  1996/12/31      20501.06                    26397.38
  1997/01/31      21275.20                    27226.66
  1997/02/28      20985.08                    27687.97
  1997/03/31      19641.58                    26846.97
  1997/04/30      19745.66                    27524.03
  1997/05/31      22319.12                    29146.49
  1997/06/30      23142.25                    30228.39
  1997/07/31      24182.99                    32472.78
  1997/08/31      24570.90                    32093.48
  1997/09/30      27305.20                    34083.96
  1997/10/31      26037.40                    33047.93
  1997/11/30      26027.93                    34163.09
  1997/12/31      25815.51                    35470.13
  1998/01/31      26034.61                    34781.00
  1998/02/28      28480.89                    37104.83
  1998/03/31      29292.84                    39015.00
  1998/04/30      28418.43                    38797.38
  1998/05/31      26690.42                    37891.21
  1998/06/30      26856.98                    38012.05
  1998/07/31      25961.75                    36084.76
  1998/08/31      20600.76                    31010.74
  1998/09/30      22037.30                    32820.25
  1998/10/31      23057.44                    34945.82
  1998/11/30      24868.73                    36173.66
  1998/12/31      25992.74                    37273.15
  1999/01/31      26048.13                    36404.51
  1999/02/28      24474.09                    35603.88
  1999/03/31      24463.16                    36112.42
  1999/04/30      27436.34                    39532.83
  1999/05/31      28649.66                    39697.84
  1999/06/30      30300.21                    40150.48
  1999/07/31      30059.73                    39145.42
  1999/08/31      29491.33                    37792.50
  1999/09/30      29589.71                    35879.58
  1999/10/31      28944.79                    36938.23
  1999/11/30      29250.85                    36260.73
  1999/12/31      30921.16                    37232.07
  2000/01/31      29395.49                    35005.34
  2000/02/29      30797.92                    33541.26
  2000/03/31      34699.73                    37607.40
  2000/04/30      31936.52                    37757.86
  2000/05/31      29895.36                    38406.75
IMATRL PRASUN   SHR__CHT 20000531 20000623 141321 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class A on May 31, 1990, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $29,895 - a 198.95% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,407 - a 284.07% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER SMALL-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEARS AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP CORE FUNDS AVERAGE WERE, 9.18%, 22.35%, 101.99% AND 219.34%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE SMALL-CAP CORE FUNDS AVERAGE WERE, 22.35%, 14.65% AND 12.14%, RESPECTIVELY.

FIDELITY ADVISOR VALUE STRATEGIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  2.16%          4.23%        80.51%        217.32%
- CL T

FIDELITY ADV VALUE STRATEGIES  -1.42%         0.59%        74.19%        206.21%
- CL T  (INCL. 3.50% SALES
CHARGE)

Russell Midcap Value           5.92%          -3.25%       101.98%       284.07%

Capital Appreciation Funds     8.57%          27.58%       171.27%       319.60%
Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page 7 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  4.23%        12.54%        12.24%
- CL T

FIDELITY ADV VALUE STRATEGIES  0.59%        11.74%        11.84%
- CL T  (INCL. 3.50% SALES
CHARGE)

Russell Midcap Value           -3.25%       15.10%        14.40%

Capital Appreciation Funds     27.58%       20.03%        13.73%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Value Strategies -CL T   Russell Midcap Value
             00174                       RS013
  1990/05/31       9650.00                    10000.00
  1990/06/30       9744.30                     9786.31
  1990/07/31       9770.49                     9509.50
  1990/08/31       9084.20                     8544.71
  1990/09/30       9016.10                     7874.10
  1990/10/31       9010.86                     7555.59
  1990/11/30       9409.01                     8225.62
  1990/12/31       9634.06                     8566.13
  1991/01/31       9945.37                     9101.23
  1991/02/28      10540.67                     9828.01
  1991/03/31      10873.82                    10155.78
  1991/04/30      11021.28                    10333.56
  1991/05/31      11414.51                    10800.32
  1991/06/30      11054.05                    10369.47
  1991/07/31      11387.20                    10868.66
  1991/08/31      11632.96                    11184.27
  1991/09/30      11676.66                    11084.67
  1991/10/31      11441.81                    11297.78
  1991/11/30      11163.28                    10767.89
  1991/12/31      11857.53                    11814.34
  1992/01/31      11876.77                    12118.37
  1992/02/29      12107.63                    12570.65
  1992/03/31      11799.81                    12379.55
  1992/04/30      12024.27                    12695.74
  1992/05/31      12415.46                    12813.30
  1992/06/30      12415.46                    12714.27
  1992/07/31      12800.23                    13223.88
  1992/08/31      12575.78                    12837.62
  1992/09/30      12524.48                    13094.16
  1992/10/31      12627.08                    13367.50
  1992/11/30      13165.77                    13930.97
  1992/12/31      13383.89                    14375.72
  1993/01/31      13636.82                    14739.40
  1993/02/28      14023.23                    15057.91
  1993/03/31      14458.82                    15580.84
  1993/04/30      14170.77                    15306.35
  1993/05/31      14500.97                    15651.49
  1993/06/30      14620.41                    15976.95
  1993/07/31      14929.54                    16152.42
  1993/08/31      15863.95                    16703.15
  1993/09/30      15821.80                    16659.72
  1993/10/31      16320.62                    16470.93
  1993/11/30      15632.11                    16089.88
  1993/12/31      16119.05                    16621.50
  1994/01/31      16258.54                    17105.63
  1994/02/28      15677.32                    16801.60
  1994/03/31      15072.86                    16150.68
  1994/04/30      15196.85                    16388.70
  1994/05/31      15227.85                    16409.54
  1994/06/30      15227.85                    16107.83
  1994/07/31      15592.08                    16751.80
  1994/08/31      15685.07                    17373.75
  1994/09/30      15468.09                    16830.55
  1994/10/31      15305.35                    16815.50
  1994/11/30      14832.62                    16073.66
  1994/12/31      14963.36                    16267.66
  1995/01/31      15627.51                    16726.89
  1995/02/28      16027.60                    17571.23
  1995/03/31      16179.63                    17901.32
  1995/04/30      16531.71                    18280.06
  1995/05/31      16963.81                    19014.94
  1995/06/30      17852.01                    19453.32
  1995/07/31      18452.14                    20131.46
  1995/08/31      18980.26                    20525.83
  1995/09/30      19628.40                    20996.64
  1995/10/31      19556.39                    20587.21
  1995/11/30      20076.51                    21713.00
  1995/12/31      20673.24                    21950.43
  1996/01/31      20681.55                    22484.36
  1996/02/29      20269.91                    22698.05
  1996/03/31      19593.97                    23176.97
  1996/04/30      20109.38                    23373.87
  1996/05/31      20700.83                    23596.83
  1996/06/30      20675.48                    23622.31
  1996/07/31      19256.00                    22498.84
  1996/08/31      19982.64                    23442.21
  1996/09/30      20667.03                    24302.76
  1996/10/31      20295.26                    24942.67
  1996/11/30      21013.45                    26507.99
  1996/12/31      20988.83                    26397.38
  1997/01/31      21775.10                    27226.66
  1997/02/28      21490.11                    27687.97
  1997/03/31      20116.35                    26846.97
  1997/04/30      20222.03                    27524.03
  1997/05/31      22854.25                    29146.49
  1997/06/30      23709.25                    30228.39
  1997/07/31      24785.19                    32472.78
  1997/08/31      25179.07                    32093.48
  1997/09/30      27993.82                    34083.96
  1997/10/31      26696.92                    33047.93
  1997/11/30      26687.31                    34163.09
  1997/12/31      26448.37                    35470.13
  1998/01/31      26680.51                    34781.00
  1998/02/28      29207.47                    37104.83
  1998/03/31      30049.79                    39015.00
  1998/04/30      29165.36                    38797.38
  1998/05/31      27396.48                    37891.21
  1998/06/30      27564.95                    38012.05
  1998/07/31      26648.92                    36084.76
  1998/08/31      21131.72                    31010.74
  1998/09/30      22605.78                    32820.25
  1998/10/31      23669.21                    34945.82
  1998/11/30      25511.79                    36173.66
  1998/12/31      26669.88                    37273.15
  1999/01/31      26714.67                    36404.51
  1999/02/28      25101.63                    35603.88
  1999/03/31      25079.53                    36112.42
  1999/04/30      28128.85                    39532.83
  1999/05/31      29377.30                    39697.84
  1999/06/30      31067.69                    40150.48
  1999/07/31      30813.58                    39145.42
  1999/08/31      30228.02                    37792.50
  1999/09/30      30327.45                    35879.58
  1999/10/31      29664.56                    36938.23
  1999/11/30      29973.91                    36260.73
  1999/12/31      31677.51                    37232.07
  2000/01/31      30120.29                    35005.34
  2000/02/29      31540.01                    33541.26
  2000/03/31      35548.63                    37607.40
  2000/04/30      32709.19                    37757.86
  2000/05/31      30621.37                    38406.75
IMATRL PRASUN   SHR__CHT 20000531 20000623 141756 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class T on May 31, 1990, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $30,621 - a 206.21% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,407 - a 284.07% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER SMALL-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEARS AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP CORE FUNDS AVERAGE WERE, 9.18%, 22.35%, 101.99% AND 219.34%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE SMALL-CAP CORE FUNDS AVERAGE WERE, 22.35%, 14.65% AND 12.14%, RESPECTIVELY.

FIDELITY ADVISOR VALUE STRATEGIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 1994. Returns prior to June 30, 1994 are those of Class T, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  1.85%          3.66%        75.76%        207.91%
- CL B

FIDELITY ADV VALUE STRATEGIES  -2.19%         -0.45%       73.76%        207.91%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell Midcap Value           5.92%          -3.25%       101.98%       284.07%

Capital Appreciation Funds     8.57%          27.58%       171.27%       319.60%
Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page 11 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  3.66%        11.94%        11.90%
- CL B

FIDELITY ADV VALUE STRATEGIES  -0.45%       11.68%        11.90%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell Midcap Value           -3.25%       15.10%        14.40%

Capital Appreciation Funds     27.58%       20.03%        13.73%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Value Strategies -CL B   Russell Midcap Value
             00608                       RS013
  1990/05/31      10000.00                    10000.00
  1990/06/30      10097.72                     9786.31
  1990/07/31      10124.86                     9509.50
  1990/08/31       9413.68                     8544.71
  1990/09/30       9343.11                     7874.10
  1990/10/31       9337.68                     7555.59
  1990/11/30       9750.27                     8225.62
  1990/12/31       9983.48                     8566.13
  1991/01/31      10306.08                     9101.23
  1991/02/28      10922.97                     9828.01
  1991/03/31      11268.21                    10155.78
  1991/04/30      11421.01                    10333.56
  1991/05/31      11828.50                    10800.32
  1991/06/30      11454.97                    10369.47
  1991/07/31      11800.20                    10868.66
  1991/08/31      12054.89                    11184.27
  1991/09/30      12100.16                    11084.67
  1991/10/31      11856.80                    11297.78
  1991/11/30      11568.16                    10767.89
  1991/12/31      12287.60                    11814.34
  1992/01/31      12307.53                    12118.37
  1992/02/29      12546.77                    12570.65
  1992/03/31      12227.79                    12379.55
  1992/04/30      12460.38                    12695.74
  1992/05/31      12865.76                    12813.30
  1992/06/30      12865.76                    12714.27
  1992/07/31      13264.49                    13223.88
  1992/08/31      13031.90                    12837.62
  1992/09/30      12978.73                    13094.16
  1992/10/31      13085.06                    13367.50
  1992/11/30      13643.29                    13930.97
  1992/12/31      13869.32                    14375.72
  1993/01/31      14131.42                    14739.40
  1993/02/28      14531.84                    15057.91
  1993/03/31      14983.23                    15580.84
  1993/04/30      14684.73                    15306.35
  1993/05/31      15026.92                    15651.49
  1993/06/30      15150.68                    15976.95
  1993/07/31      15471.03                    16152.42
  1993/08/31      16439.33                    16703.15
  1993/09/30      16395.65                    16659.72
  1993/10/31      16912.56                    16470.93
  1993/11/30      16199.07                    16089.88
  1993/12/31      16703.68                    16621.50
  1994/01/31      16848.23                    17105.63
  1994/02/28      16245.93                    16801.60
  1994/03/31      15619.54                    16150.68
  1994/04/30      15748.03                    16388.70
  1994/05/31      15780.16                    16409.54
  1994/06/30      15780.16                    16107.83
  1994/07/31      16173.66                    16751.80
  1994/08/31      16261.99                    17373.75
  1994/09/30      16045.17                    16830.55
  1994/10/31      15860.46                    16815.50
  1994/11/30      15354.53                    16073.66
  1994/12/31      15498.45                    16267.66
  1995/01/31      16157.79                    16726.89
  1995/02/28      16566.74                    17571.23
  1995/03/31      16716.97                    17901.32
  1995/04/30      17075.84                    18280.06
  1995/05/31      17518.18                    19014.94
  1995/06/30      18436.23                    19453.32
  1995/07/31      19045.49                    20131.46
  1995/08/31      19571.28                    20525.83
  1995/09/30      20230.62                    20996.64
  1995/10/31      20155.50                    20587.21
  1995/11/30      20681.30                    21713.00
  1995/12/31      21286.71                    21950.43
  1996/01/31      21286.71                    22484.36
  1996/02/29      20857.28                    22698.05
  1996/03/31      20143.23                    23176.97
  1996/04/30      20672.15                    23373.87
  1996/05/31      21271.60                    23596.83
  1996/06/30      21227.52                    23622.31
  1996/07/31      19764.16                    22498.84
  1996/08/31      20504.66                    23442.21
  1996/09/30      21201.08                    24302.76
  1996/10/31      20813.20                    24942.67
  1996/11/30      21536.06                    26507.99
  1996/12/31      21499.97                    26397.38
  1997/01/31      22298.05                    27226.66
  1997/02/28      21991.69                    27687.97
  1997/03/31      20572.87                    26846.97
  1997/04/30      20672.79                    27524.03
  1997/05/31      23360.55                    29146.49
  1997/06/30      24219.83                    30228.39
  1997/07/31      25308.93                    32472.78
  1997/08/31      25698.60                    32093.48
  1997/09/30      28556.22                    34083.96
  1997/10/31      27217.34                    33047.93
  1997/11/30      27207.35                    34163.09
  1997/12/31      26975.25                    35470.13
  1998/01/31      27183.20                    34781.00
  1998/02/28      29748.68                    37104.83
  1998/03/31      30589.29                    39015.00
  1998/04/30      29672.27                    38797.38
  1998/05/31      27860.05                    37891.21
  1998/06/30      28012.89                    38012.05
  1998/07/31      27074.03                    36084.76
  1998/08/31      21462.72                    31010.74
  1998/09/30      22947.43                    32820.25
  1998/10/31      24006.37                    34945.82
  1998/11/30      25862.25                    36173.66
  1998/12/31      27030.06                    37273.15
  1999/01/31      27065.46                    36404.51
  1999/02/28      25414.01                    35603.88
  1999/03/31      25379.61                    36112.42
  1999/04/30      28464.61                    39532.83
  1999/05/31      29703.20                    39697.84
  1999/06/30      31400.53                    40150.48
  1999/07/31      31125.28                    39145.42
  1999/08/31      30528.93                    37792.50
  1999/09/30      30609.20                    35879.58
  1999/10/31      29932.57                    36938.23
  1999/11/30      30230.75                    36260.73
  1999/12/31      31931.55                    37232.07
  2000/01/31      30342.48                    35005.34
  2000/02/29      31774.27                    33541.26
  2000/03/31      35780.40                    37607.40
  2000/04/30      32902.35                    37757.86
  2000/05/31      30790.82                    38406.75
IMATRL PRASUN   SHR__CHT 20000531 20000623 143937 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class B on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $30,791 - a 207.91% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,407 - a 284.07% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER SMALL-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEARS AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP CORE FUNDS AVERAGE WERE, 9.18%, 22.35%, 101.99% AND 219.34%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE SMALL-CAP CORE FUNDS AVERAGE WERE, 22.35%, 14.65% AND 12.14%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Harris Leviton)

An interview with Harris Leviton, Portfolio Manager of Fidelity
Advisor Value Strategies Fund

Q. HOW DID THE FUND PERFORM, HARRIS?

A. For the six months that ended May 31, 2000, the fund's Class A, Class T and Class B shares returned 2.20%, 2.16% and 1.85%, respectively, trailing the Russell Midcap Value Index, which returned 5.92%. During the same period, the capital appreciation funds average tracked by Lipper Inc. returned 8.57%. For the 12 months that ended May 31, 2000, the fund's Class A, Class T and Class B shares returned 4.35%, 4.23% and 3.66%, respectively. The Russell index and Lipper average returned -3.25% and 27.58%, respectively, during the same time frame.

Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE SIX-MONTH
PERIOD?

A. The fund fared well during the first four months of the period, driven by strong performance in a number of our top holdings in an environment where investors were paying up for stocks with good growth stories. However, many of these same stocks began to unravel in the spring, as the market grew increasingly concerned that further interest-rate hikes would send the economy into a recession. Investors dumped small- to mid-cap value names, choosing instead to focus their sights on a smaller group of larger-sized, richly valued tech stocks. Narrowing market breadth prevented the fund from keeping pace with its index during the period. The fund suffered from its considerable overweighting in small-cap tech players Midway Games and Performance Technologies. However, our limited exposure to poorly performing financial stocks, along with some good picks in the insurance sector, helped buoy fund returns. The fund lagged its Lipper peers, a highly growth-oriented group that was invested primarily in technology.

Q. WHAT WERE SOME OF THE STRATEGIES YOU EMPLOYED DURING THE PERIOD?

A. I stayed on the sidelines during the run-up in technology stocks. High valuations and deteriorating long-term fundamentals influenced my decision not to increase the fund's tech position dramatically, a move that prevented us from losing even more in the spring. I remained bearish on many of the popular tech stocks, given my feeling that many of them had unsustainable business models and were driven by hype more than anything fundamental. The fact is, I felt that there was just too much competition in the tech space and too little business to justify an extended move into the sector. This strategy proved successful toward the end of the period, as technology stocks collapsed in April, and liquidations and bankruptcies of dot-coms began to accelerate. Our overexposure to weak retail and cyclical - or economically sensitive - stocks also made life difficult for the fund. These names fell sharply out of favor as the market narrowed, despite having fairly strong business fundamentals. The problem was compounded for the retailing sector by declining sales traced to a colder-than-normal spring in the U.S.

Q. CAN YOU HIGHLIGHT A FEW STOCKS THAT PERFORMED WELL?

A. Certainly. Alliance Pharmaceutical was by far the fund's top contributor, more than quadrupling in price at its peak in March, as the biotechnology firm successfully pushed three of its products into the third stage of clinical trials. The company got another boost late in the period after it signed a marketing agreement with Baxter International for Oxygent, an innovative oxygen-carrying molecule used as a blood substitute. Cable Design Technology, a provider of high-speed network connectivity products, trended higher on record sales and markedly higher earnings. Insurance stocks such as MetLife and XL Capital got a lift from tech-weary investors in search of strong names elsewhere with actual earnings.

Q. WHICH STOCKS HURT THE MOST?

A. Midway Games - a maker of video game software - slipped on sluggish sales and falling prices. Shares of telecommunications equipment provider Performance Technologies collapsed in May after warning of lower-than-expected earnings related to shipment delays and an order backlog. Retailing stocks Ames, Big Dog and Shopko also detracted from returns.

Q. WHAT'S YOUR OUTLOOK?

A. I'm optimistic about the fund's prospect. Never in my career have I seen a market that presents more value opportunities over such a broad array of capitalizations than the one we're in now. But it's probably going to be a little difficult to see sustained outperformance from value stocks until we get into an environment where the interest-rate outlook is more favorable. Many of the companies in which the fund invests have been delivering good results for some time now and should be poised to benefit if the market were to broaden.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks capital
appreciation

START DATE: December 13, 1983

SIZE: as of May 31, 2000,
more than $498 million

MANAGER: Harris Leviton,
since 1996; joined Fidelity in
1986

HARRIS LEVITON ON
FINDING VALUE IN
TODAY'S MARKETPLACE:

"In their haste to find the next hot
tech stock, the mob of day traders
increasingly neglects things that
they don't understand or can't get
excited about, which has created a
number of great opportunities for
the fund of late. Take insurance
stocks, for example. Insurance
fundamentals were beginning to
show signs of material
improvement - based on our
analysts' work as well as the
conversations we had with
companies earlier in the year -
after literally 10 years of subpar
results. At the same time, these
stocks continued to trade at
rock-bottom valuations, having
been ignored for so long by much of
the investment community. The
story was far too compelling to
pass up, so we added names such
as MetLife, PartnerRe and ACE
Limited into the mix, which
garnered us tremendous returns
in the span of just a few months.
The fact that we were able to do so
well in such a short period of time
tells me that there are abundant
opportunities for stock picking
today. This type of environment
feeds right into our strength -
bottom-up research - and, thus,
bodes well for us going forward.
We just have to get through a
period when people stop playing
these macro trends and become a
little less enamored with tech
stocks."



INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                                % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Cable Design Technology Corp.    7.8                     6.5

Jack in the Box, Inc.            5.8                     4.2

Alliance Pharmaceutical Corp.    5.5                     3.1

WMS Industries, Inc.             4.8                     4.2

Santa Fe International Corp.     3.6                     2.0

Freds, Inc. Class A              2.6                     1.9

American Standard Companies,     2.6                     2.0
Inc.

I-Stat Corp.                     2.5                     2.3

Shopko Stores, Inc.              2.3                     0.9

Performance Technologies, Inc.   2.1                     4.3

                                 39.6                    31.4

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                                % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Basic Industries                 14.4                    11.9

Retail & Wholesale               14.0                    12.2

Media & Leisure                  12.6                    15.7

Health                           11.8                    10.3

Durables                         11.5                    11.3



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                           98.8%                        Stocks                                 99.6%

Convertible Securities            1.3%                        Convertible Securities                  0.7%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                (0.1)% A                      Net Other Assets                      (0.3)% A

* FOREIGN  INVESTMENTS            3.0%                        ** FOREIGN INVESTMENTS                  3.7%

Row: 1, Col: 1, Value: 98.8                                   Row: 1, Col: 1, Value: 99.59999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.3                                    Row: 1, Col: 8, Value: 0.7000000000000001





SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.


INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 98.8%

                                 SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.7%

DEFENSE ELECTRONICS - 0.7%

Herley Industries, Inc. (a)       208,666                  $ 3,351,698

BASIC INDUSTRIES - 14.4%

CHEMICALS & PLASTICS - 0.8%

Associated Materials, Inc.        74,000                    1,110,000

FMC Corp.                         8,500                     516,375

M.A. Hanna Co.                    23,300                    272,319

Millennium Chemicals, Inc.        120,900                   2,327,325

                                                            4,226,019

IRON & STEEL - 2.2%

Cold Metal Products, Inc.         96,400                    361,500

Nucor Corp.                       204,300                   7,942,163

Oregon Steel Mills, Inc.          290,000                   634,375

Steel Dynamics, Inc. (a)          189,900                   1,768,444

                                                            10,706,482

METALS & MINING - 9.7%

Belden, Inc.                      216,500                   5,926,688

Brush Engineered Materials,       130,000                   2,266,875
Inc.

Cable Design Technology Corp.     1,404,450                 38,885,700
(a)

Commonwealth Industries, Inc.     175,900                   1,099,375

                                                            48,178,638

PAPER & FOREST PRODUCTS - 1.7%

Boise Cascade Corp.               131,000                   3,815,375

Pentair, Inc.                     120,000                   4,710,000

                                                            8,525,375

TOTAL BASIC INDUSTRIES                                      71,636,514

CONSTRUCTION & REAL ESTATE -
9.3%

BUILDING MATERIALS - 5.3%

American Standard Companies,      280,000                   12,932,500
Inc. (a)

Lennox International, Inc.        340,000                   3,995,000

Rock of Ages Corp. Class A (a)    162,800                   814,000

York International Corp.          332,100                   8,676,113

                                                            26,417,613

CONSTRUCTION - 4.0%

Beazer Homes USA, Inc. (a)        287,000                   5,273,625

Centex Corp.                      100,000                   2,075,000

Engle Homes, Inc.                 202,200                   1,946,175

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

Lennar Corp.                      326,200                  $ 6,157,025

M/I Schottenstein Homes, Inc.     222,600                   3,784,200

NCI Building Systems, Inc. (a)    51,800                    883,838

                                                            20,119,863

TOTAL CONSTRUCTION & REAL                                   46,537,476
ESTATE

DURABLES - 11.5%

AUTOS, TIRES, & ACCESSORIES -
1.3%

American Axle & Manufacturing     190,000                   3,123,125
Holdings, Inc. (a)

Goodyear Tire & Rubber Co.        2,700                     67,163

Lear Corp. (a)                    10,000                    234,375

Navistar International Corp.      5,200                     167,050
(a)

Sonic Automotive, Inc. Class      272,500                   2,656,875
A (a)

                                                            6,248,588

CONSUMER DURABLES - 0.1%

Mikasa, Inc.                      51,800                    498,575

CONSUMER ELECTRONICS - 1.7%

Fossil, Inc. (a)                  423,300                   8,518,913

HOME FURNISHINGS - 1.8%

Bassett Furniture Industries,     234,300                   2,870,175
Inc.

Flooring America, Inc. (a)(c)     969,400                   2,665,850

Furniture Brands                  20,000                    318,750
International, Inc. (a)

Heilig-Meyers Co.                 105,600                   178,200

Leggett & Platt, Inc.             140,000                   2,808,750

                                                            8,841,725

TEXTILES & APPAREL - 6.6%

Galey & Lord, Inc. (a)            115,800                   275,025

Jones Apparel Group, Inc. (a)     402,900                   10,802,756

Maxwell Shoe, Inc. Class A        879,600                   6,651,975
(a)(c)

Mohawk Industries, Inc. (a)       300,000                   7,143,750

Quaker Fabric Corp. (a)           95,000                    522,500

Shaw Industries, Inc.             540,000                   7,526,250

                                                            32,922,256

TOTAL DURABLES                                              57,030,057

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

ENERGY - 5.0%

ENERGY SERVICES - 4.1%

McDermott International, Inc.     250,000                  $ 2,500,000

Santa Fe International Corp.      455,800                   17,690,738

                                                            20,190,738

OIL & GAS - 0.9%

Burlington Resources, Inc.        80,000                    3,660,000

Conoco, Inc. Class B              33,400                    951,900

                                                            4,611,900

TOTAL ENERGY                                                24,802,638

FINANCE - 4.6%

INSURANCE - 4.6%

Ace Ltd.                          50,000                    1,340,625

Allmerica Financial Corp.         20,000                    1,153,750

Everest Re Group Ltd.             22,400                    761,600

MetLife, Inc.                     500,000                   10,250,000

XL Capital Ltd. Class A           154,300                   9,180,850

                                                            22,686,825

HEALTH - 11.8%

DRUGS & PHARMACEUTICALS - 6.4%

Alliance Pharmaceutical Corp.     3,220,100                 27,370,850
(a)(c)

Natrol, Inc. (a)                  95,000                    415,625

Nature's Sunshine Products,       47,500                    359,219
Inc.

Twinlab Corp. (a)                 512,300                   3,650,138

                                                            31,795,832

MEDICAL EQUIPMENT & SUPPLIES
- 5.4%

Cygnus, Inc. (a)                  1,081,650                 8,720,803

I-Stat Corp. (a)                  866,500                   12,564,250

Oakley, Inc. (a)                  445,700                   4,317,719

Sulzer Medica AG sponsored ADR    52,000                    1,137,500

                                                            26,740,272

TOTAL HEALTH                                                58,536,104

HOLDING COMPANIES - 0.5%

PartnerRe Ltd.                    70,600                    2,621,025

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.3%

ELECTRICAL EQUIPMENT - 0.2%

Vyyo, Inc.                        58,900                   $ 868,775

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.1%

Columbus McKinnon Corp.           221,900                   3,051,125

Hardinge, Inc.                    17,500                    170,625

Milacron, Inc.                    327,200                   5,173,850

TB Wood's Corp.                   259,700                   2,369,763

                                                            10,765,363

TOTAL INDUSTRIAL MACHINERY &                                11,634,138
EQUIPMENT

MEDIA & LEISURE - 12.6%

ENTERTAINMENT - 0.1%

Hollywood Entertainment Corp.     90,000                    618,750
(a)

LEISURE DURABLES & TOYS - 0.0%

Callaway Golf Co.                 2,700                     48,938

LODGING & GAMING - 4.8%

WMS Industries, Inc. (a)(c)       1,930,100                 23,884,988

RESTAURANTS - 7.7%

Jack in the Box, Inc. (a)         1,171,300                 29,062,881

Morton's Restaurant Group,        424,800                   7,805,700
Inc. (a)(c)

Outback Steakhouse, Inc. (a)      51,300                    1,555,031

                                                            38,423,612

TOTAL MEDIA & LEISURE                                       62,976,288

NONDURABLES - 0.8%

FOODS - 0.4%

Aurora Foods, Inc. (a)            351,900                   1,253,644

Vlasic Foods International,       321,400                   703,063
Inc. (a)

                                                            1,956,707

HOUSEHOLD PRODUCTS - 0.4%

Church & Dwight Co., Inc.         110,000                   2,000,625

TOTAL NONDURABLES                                           3,957,332

RETAIL & WHOLESALE - 14.0%

APPAREL STORES - 3.6%

Abercrombie & Fitch Co. Class     50,000                    490,625
A (a)

American Eagle Outfitters,        142,400                   2,340,700
Inc. (a)

Big Dog Holdings, Inc. (c)        1,066,600                 4,666,375

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Claire's Stores, Inc.             176,600                  $ 3,576,150

Urban Outfitters, Inc. (a)        30,000                    270,000

Wet Seal, Inc. Class A (a)(c)     561,300                   6,419,869

                                                            17,763,719

GENERAL MERCHANDISE STORES -
7.5%

Ames Department Stores, Inc.      361,500                   4,292,813

Consolidated Stores Corp. (a)     419,900                   5,458,700

Freds, Inc. Class A (c)           761,375                   13,038,547

Shopko Stores, Inc. (a)           624,600                   11,477,025

Stein Mart, Inc. (a)              382,300                   2,986,719

                                                            37,253,804

GROCERY STORES - 0.9%

Kroger Co. (a)                    240,000                   4,770,000

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.0%

Borders Group, Inc. (a)           480,000                   6,750,000

Electronics Boutique Holding      200,500                   2,794,469
Corp. (a)

Sunglass Hut International,       106,000                   636,000
Inc. (a)

                                                            10,180,469

TOTAL RETAIL & WHOLESALE                                    69,967,992

SERVICES - 2.2%

LEASING & RENTAL - 1.6%

Avis Group Holdings, Inc. (a)     40,000                    770,000

Hertz Corp. Class A               234,600                   7,345,913

                                                            8,115,913

SERVICES - 0.6%

CDI Corp. (a)                     34,700                    748,219

H&R Block, Inc.                   31,200                    963,300

Service Corp. International       380,000                   1,187,500
(SCI)

                                                            2,899,019

TOTAL SERVICES                                              11,014,932

TECHNOLOGY - 5.3%

COMMUNICATIONS EQUIPMENT - 0.0%

Oni Systems Corp.                 300                       7,500

COMPUTER SERVICES & SOFTWARE
- 2.6%

Activision, Inc. (a)              400,000                   2,475,000

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Interplay Entertainment Corp.     770,000                  $ 1,395,625
(a)

Midway Games, Inc. (a)            1,285,359                 8,435,168

Take-Two Interactive              50,000                    453,125
Software, Inc. (a)

The 3DO Co. (a)                   10,000                    56,250

                                                            12,815,168

COMPUTERS & OFFICE EQUIPMENT
- 2.1%

Performance Technologies,         1,067,450                 10,807,931
Inc. (a)(c)

ELECTRONICS - 0.6%

Richardson Electronics Ltd.       238,000                   2,930,375

TOTAL TECHNOLOGY                                            26,560,974

TRANSPORTATION - 3.6%

RAILROADS - 3.5%

Burlington Northern Santa Fe      309,100                   7,302,488
Corp.

Genesee & Wyoming, Inc. Class     169,300                   3,110,888
A (a)

Trinity Industries, Inc.          295,500                   6,519,469

Union Pacific Corp.               10,000                    423,125

                                                            17,355,970

TRUCKING & FREIGHT - 0.1%

SPACEHAB, Inc. (a)                90,000                    405,000

TOTAL TRANSPORTATION                                        17,760,970

UTILITIES - 0.2%

ELECTRIC UTILITY - 0.2%

Bangor Hydro-Electric Co.         55,600                    827,050

NRG Energy, Inc.                  13,000                    216,125

                                                            1,043,175

TOTAL COMMON STOCKS                                         492,118,138
(Cost $522,626,449)

CONVERTIBLE PREFERRED STOCKS
- 0.6%



FINANCE - 0.6%

INSURANCE - 0.6%

Ace Ltd. $4.125 (Cost             50,000                    2,906,500
$2,500,000)


CONVERTIBLE BONDS - 0.7%

MOODY'S RATINGS (UNAUDITED)               PRINCIPAL AMOUNT              VALUE (NOTE 1)

TECHNOLOGY - 0.4%

ELECTRONICS - 0.4%

Richardson Electronics Ltd.:

7.25% 12/15/06                    B3      $ 404,000                     $ 303,000

8.25% 6/15/06                     B3       1,978,000                     1,542,840

                                                                         1,845,840

TRANSPORTATION - 0.3%

TRUCKING & FREIGHT - 0.3%

SPACEHAB, Inc. 8% 10/15/07 (d)    -        2,500,000                     1,700,000

TOTAL CONVERTIBLE BONDS                                                  3,545,840
(Cost $4,560,430)


CASH EQUIVALENTS - 1.1%

                               SHARES

Central Cash Collateral Fund,   2,698,700                  2,698,700
6.54% (b)

Taxable Central Cash Fund,      2,922,483                  2,922,483
6.37% (b)

TOTAL CASH EQUIVALENTS                                     5,621,183
(Cost $5,621,183)

TOTAL INVESTMENT PORTFOLIO -                               504,191,661
101.2%
(Cost $535,308,062)

NET OTHER ASSETS - (1.2)%                                  (6,167,130)

NET ASSETS - 100%                                         $ 498,024,531

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,700,000 or 0.3% of net assets.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $535,425,613. Net unrealized depreciation aggregated $31,233,952, of which $94,467,157 related to appreciated investment securities and $125,701,109 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 504,191,661
value (cost $535,308,062) -
See accompanying schedule

Cash                                         190,050

Receivable for investments                   292,892
sold

Receivable for fund shares                   451,523
sold

Dividends receivable                         341,653

Interest receivable                          133,619

Other receivables                            17,092

 TOTAL ASSETS                                505,618,490

LIABILITIES

Payable for investments        $ 1,899,967
purchased

Payable for fund shares         2,472,125
redeemed

Accrued management fee          155,256

Distribution fees payable       246,048

Other payables and accrued      121,863
expenses

Collateral on securities        2,698,700
loaned, at value

 TOTAL LIABILITIES                           7,593,959

NET ASSETS                                  $ 498,024,531

Net Assets consist of:

Paid in capital                             $ 514,810,082

Accumulated net investment                   (1,268,332)
loss

Accumulated undistributed net                15,603,114
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  (31,120,333)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 498,024,531

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $21.53
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($9,995,944 (divided by)
464,228 shares)

Maximum offering price per         $22.84
share (100/94.25 of $21.53)

CLASS T: NET ASSET VALUE and       $22.00
redemption price per share
($376,235,047 (divided by)
17,100,478 shares)

Maximum offering price per         $22.80
share (100/96.50 of $22.00)

CLASS B: NET ASSET VALUE and       $21.29
offering price per share
($88,414,177 (divided by)
4,151,996 shares) A

INITIAL CLASS: NET ASSET           $22.51
VALUE, offering price and
redemption price   per share
($17,478,192 (divided by)
776,457 shares)

INSTITUTIONAL CLASS: NET           $21.99
ASSET VALUE, offering price
and redemption price   per
share ($5,901,171 (divided
by) 268,356 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                   SIX MONTHS ENDED MAY 31,
                                          2000 (UNAUDITED)

INVESTMENT INCOME                              $ 1,551,879
Dividends (including $220,366
received from  affiliated
issuers)

Interest                                        255,907

Security lending                                113,233

 TOTAL INCOME                                   1,921,019

EXPENSES

Management fee Basic fee         $ 1,521,337

 Performance adjustment           (589,736)

Transfer agent fees               589,850

Distribution fees                 1,487,532

Accounting and security           98,295
lending fees

Non-interested trustees'          158
compensation

Custodian fees and expenses       21,363

Registration fees                 58,057

Legal                             1,913

Interest                          5,737

Miscellaneous                     4,192

 Total expenses before            3,198,698
reductions

 Expense reductions               (22,822)      3,175,876

NET INVESTMENT INCOME (LOSS)                    (1,254,857)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            15,841,167
(including realized gain of
$8,148,844 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    44,946        15,886,113

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (3,481,299)

 Assets and liabilities in        (1,724)       (3,483,023)
foreign currencies

NET GAIN (LOSS)                                 12,403,090

NET INCREASE (DECREASE) IN                     $ 11,148,233
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (1,254,857)                  $ (2,982,517)
income (loss)

 Net realized gain (loss)       15,886,113                     153,429,623

 Change in net unrealized       (3,483,023)                    (63,943,090)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     11,148,233                     86,504,016
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders

 In excess of net investment    (13,475)                       -
income

 From net realized gain         (108,536,533)                  (27,598,905)

 Total distributions            (108,550,008)                  (27,598,905)

Share transactions - net        79,346,095                     (115,529,434)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (18,055,680)                   (56,624,323)
IN NET ASSETS

NET ASSETS

 Beginning of period            516,080,211                    572,704,534

 End of period (including      $ 498,024,531                  $ 516,080,211
accumulated net investment
loss of $1,268,332 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997 I       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 26.76                        $ 23.89                   $ 27.51   $ 22.51      $ 23.48
period

Income from  Investment
Operations

Net investment  income (loss)   (.03)                          (.10)                     (.14)     (.13)        .08
E

Net realized and unrealized     .54                            4.15                      (1.09)    6.00         1.26
gain (loss)

Total from investment           .51                            4.05                      (1.23)    5.87         1.34
operations

Less Distributions

From net  investment income     -                              -                         -         -            (.37)

From net realized gain          (5.74)                         (1.18)                    (2.39)    (.87)        (1.94)

Total distributions             (5.74)                         (1.18)                    (2.39)    (.87)        (2.31)

Net asset value,  end of       $ 21.53                        $ 26.76                   $ 23.89   $ 27.51      $ 22.51
period

TOTAL RETURN B, C               2.20%                          17.62%                    (4.45)%   26.96%       5.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 9,996                        $ 7,883                   $ 4,613   $ 2,309      $ 638
(000 omitted)

Ratio of expenses to average    1.03% A                        1.10%                     1.24% G   1.49% A, G   .99% A, D
net assets

Ratio of expenses to average    1.02% A, H                     1.08% H                   1.23% H   1.47% A, H   .97% A, H
net assets after expense
reductions

Ratio of net investment         (.29)% A                       (.40)%                    (.59)%    (.59)% A     1.00% A
income (loss) to average net
assets

Portfolio turnover              50% A                          60%                       64%       61% A        151%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. I ELEVEN MONTHS ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                     1998       1997 J       1996 I

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.13                        $ 24.23                  $ 27.78    $ 22.69      $ 24.88
period

Income from Investment
Operations

Net investment income (loss)      (.05) D                        (.12) D                  (.13) D    (.07) D      .17 D

Net realized and unrealized       .56                            4.20                     (1.10)     6.03         .18
gain (loss)

Total from investment             .51                            4.08                     (1.23)     5.96         .35
operations

Less Distributions

From net investment income        -                              -                        -          -            (.19)

From net realized gain            (5.64)                         (1.18)                   (2.32)     (.87)        (2.35)

 Total distributions              (5.64)                         (1.18)                   (2.32)     (.87)        (2.54)

Net asset value, end of period   $ 22.00                        $ 27.13                  $ 24.23    $ 27.78      $ 22.69

TOTAL RETURN B, C                 2.16%                          17.49%                   (4.40)%    27.15%       1.53%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 376,235                      $ 393,434                $ 443,578  $ 529,043    $ 560,645
(000 omitted)

Ratio of expenses to average      1.15% A                        1.18%                    1.16%      1.24% A      1.28%
net assets

Ratio of expenses to average      1.14% A, F                     1.16% F                  1.15% F    1.23% A, F   1.27% F
net assets after expense
reductions

Ratio of net investment           (.41)% A                       (.48)%                   (.53)%     (.29)% A     .70%
income (loss) to average net
assets

Portfolio turnover                50% A                          60%                      64%        61% A        151%


A ANNUALIZED
B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
G YEAR ENDED SEPTEMBER 30
H THREE MONTHS ENDED DECEMBER 31
I YEAR ENDED DECEMBER 31
J ELEVEN MONTHS ENDED NOVEMBER 30



FINANCIAL HIGHLIGHTS - CLASS T

                                 YEARS ENDED NOVEMBER 30,

                                 1995 I     1994 H       1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.70    $ 19.96      $ 22.52
period

Income from Investment
Operations

Net investment income (loss)      .39        .10 D        .39 D

Net realized and unrealized       6.73       (.75)        (.81)
gain (loss)

Total from investment             7.12       (.65)        (.42)
operations

Less Distributions

From net investment income        (.39)      (.35)        (.43)

From net realized gain            (.55)      (.26)        (1.71)

 Total distributions              (.94)      (.61)        (2.14)

Net asset value, end of period   $ 24.88    $ 18.70      $ 19.96

TOTAL RETURN B, C                 38.16%     (3.26)%      (2.24)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 619,993  $ 375,691    $ 385,349
(000 omitted)

Ratio of expenses to average      1.61%      1.73% A, E   1.85%
net assets

Ratio of expenses to average      1.61%      1.73% A      1.84% F
net assets after expense
reductions

Ratio of net investment           1.90%      2.03% A      1.89%
income (loss) to average net
assets

Portfolio turnover                142%       228% A       159%

A ANNUALIZED
B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
G YEAR ENDED SEPTEMBER 30
H THREE MONTHS ENDED DECEMBER 31
I YEAR ENDED DECEMBER 31
J ELEVEN MONTHS ENDED NOVEMBER 30


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998       1997 J      1996 I

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 26.36                        $ 23.69                   $ 27.23    $ 22.36     $ 24.56
period

Income from Investment
Operations

Net investment income (loss)      (.11) D                        (.26) D                   (.27) D    (.18) D     .04 D

Net realized and unrealized       .54                            4.11                      (1.07)     5.92        .18
gain (loss)

Total from investment             .43                            3.85                      (1.34)     5.74        .22
operations

Less Distributions

From net investment income        -                              -                         -          -           (.07)

From net realized gain            (5.50)                         (1.18)                    (2.20)     (.87)       (2.35)

Total distributions               (5.50)                         (1.18)                    (2.20)     (.87)       (2.42)

Net asset value, end of period   $ 21.29                        $ 26.36                   $ 23.69    $ 27.23     $ 22.36

TOTAL RETURN B, C                 1.85%                          16.89%                    (4.94)%    26.55%      1.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 88,414                       $ 91,945                  $ 101,234  $ 109,646   $ 98,535
(000 omitted)

Ratio of expenses to average      1.69% A                        1.72%                     1.71%      1.78% A     1.80%
net assets

Ratio of expenses to average      1.69% A                        1.70% G                   1.70% G    1.77% A,G   1.79% G
net assets after expense
reductions

Ratio of net investment           (.95)% A                       (1.02)%                   (1.07)%    (.84)% A    .18%
income (loss) to average net
assets

Portfolio turnover                50% A                          60%                       64%        61% A       151%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO SEPTEMBER
30, 1994.
F FMR AGREED TO REIMBURSE A
PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
H THREE MONTHS ENDED DECEMBER 31
I YEAR ENDED DECEMBER 31
J ELEVEN MONTHS ENDED NOVEMBER 30



FINANCIAL HIGHLIGHTS - CLASS B
                                 YEARS ENDED NOVEMBER 30,

                                 1995 I    1994 H       1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.57   $ 19.98      $ 19.65
period

Income from Investment
Operations

Net investment income (loss)      .38       .06 D        .05 D

Net realized and unrealized       6.54      (.74)        .28
gain (loss)

Total from investment             6.92      (.68)        .33
operations

Less Distributions

From net investment income        (.38)     (.47)        -

From net realized gain            (.55)     (.26)        -

Total distributions               (.93)     (.73)        -

Net asset value, end of period   $ 24.56   $ 18.57      $ 19.98

TOTAL RETURN B, C                 37.35%    (3.41)%      1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 87,566  $ 17,090     $ 8,824
(000 omitted)

Ratio of expenses to average      2.11%     2.58% A      2.63% A, F
net assets

Ratio of expenses to average      2.10% G   2.53% A, G   2.63% A
net assets after expense
reductions

Ratio of net investment           1.40%     1.22% A      1.11% A
income (loss) to average net
assets

Portfolio turnover                142%      228% A       159%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO SEPTEMBER
30, 1994.
F FMR AGREED TO REIMBURSE A
PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
H THREE MONTHS ENDED DECEMBER 31
I YEAR ENDED DECEMBER 31
J ELEVEN MONTHS ENDED NOVEMBER 30

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 I      1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.74                        $ 24.61                   $ 28.19   $ 22.90     $ 25.10
period

Income from Investment
Operations

Net investment income (loss)      .02 D                          .02 D                     (.02) D   .04 D       .28 D

Net realized and  unrealized      .56                            4.29                      (1.12)    6.12        .19
gain (loss)

Total from investment             .58                            4.31                      (1.14)    6.16        .47
operations

Less Distributions

From net investment income        -                              -                         -         -           (.32)

In excess of net investment       (.02)                          -                         -         -           -
income

From net realized gain            (5.79)                         (1.18)                    (2.44)    (.87)       (2.35)

Total distributions               (5.81)                         (1.18)                    (2.44)    (.87)       (2.67)

Net asset value, end of period   $ 22.51                        $ 27.74                   $ 24.61   $ 28.19     $ 22.90

TOTAL RETURN B, C                 2.42%                          18.18%                    (3.98)%   27.79%      2.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,478                       $ 18,781                  $ 18,471  $ 21,792    $ 20,406
(000 omitted)

Ratio of expenses to average      .59% A                         .63%                      .70%      .77% A      .82%
net assets

Ratio of expenses to average      .58% A, E                      .61% E                    .69% E    .76% A, E   .81% E
net assets after expense
reductions

Ratio of net investment           .15% A                         .06%                      (.06)%    .18% A      1.16%
income (loss)  to average
net assets

Portfolio turnover                50% A                          60%                       64%       61% A       151%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
FORMER ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
F YEAR ENDED SEPTEMBER 30
G THREE MONTHS ENDED DECEMBER 31
H YEAR ENDED DECEMBER 31
I ELEVEN MONTHS ENDED NOVEMBER 30



FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED NOVEMBER 30,


                                 1995 H    1994 G       1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.86   $ 20.23      $ 22.72
period

Income from Investment
Operations

Net investment income (loss)      .50       .13 D        .54 D

Net realized and  unrealized      6.79      (.74)        (.81)
gain (loss)

Total from investment             7.29      (.61)        (.27)
operations

Less Distributions

From net investment income        (.50)     (.50)        (.51)

In excess of net investment       -         -            -
income

From net realized gain            (.55)     (.26)        (1.71)

Total distributions               (1.05)    (.76)        (2.22)

Net asset value, end of period   $ 25.10   $ 18.86      $ 20.23

TOTAL RETURN B, C                 38.75%    (3.02)%      (1.51)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,428  $ 17,583     $ 18,850
(000 omitted)

Ratio of expenses to average      1.04%     1.14% A      1.15%
net assets

Ratio of expenses to average      1.03% E   1.11% A, E   1.14% E
net assets after expense
reductions

Ratio of net investment           2.47%     2.65% A      2.60%
income (loss)  to average
net assets

Portfolio turnover                142%      228% A       159%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
FORMER ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
F YEAR ENDED SEPTEMBER 30
G THREE MONTHS ENDED DECEMBER 31
H YEAR ENDED DECEMBER 31
I ELEVEN MONTHS ENDED NOVEMBER 30

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                (UNAUDITED)                    1999                      1998      1997 H       1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 27.21                        $ 24.17                   $ 27.63   $ 22.57      $ 24.80
of period

Income from Invest- ment
Operations

Net investment  income (loss)    .01 D                          .01 D                     (.05) D   (.05) D      .29 D

Net realized  and unrealized     .56                            4.21                      (1.10)    5.98         .17
gain (loss)

Total from  investment           .57                            4.22                      (1.15)    5.93         .46
operations

Less Distributions

From net investment income       -                              -                         -         -            (.34)

From net  realized gain          (5.79)                         (1.18)                    (2.31)    (.87)        (2.35)

Total distributions              (5.79)                         (1.18)                    (2.31)    (.87)        (2.69)

Net asset value,  end of        $ 21.99                        $ 27.21                   $ 24.17   $ 27.63      $ 22.57
period

TOTAL RETURN B, C                2.43%                          18.14%                    (4.12)%   27.16%       1.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period      $ 5,901                        $ 4,037                   $ 4,808   $ 5,564      $ 41,832
(000 omitted)

Ratio of expenses  to average    .64% A                         .65%                      .85%      1.06% A      .78%
 net assets

Ratio of expenses to average     .63% A, F                      .63% F                    .84% F    1.05% A, F   .76% F
net assets after expense
reductions

Ratio of net invest- ment        .10% A                         .05%                      (.20)%    (.21)% A     1.21%
income  (loss) to average
net assets

Portfolio turnover               50% A                          60%                       64%       61% A        151%



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                YEARS ENDED NOVEMBER 30,

                                1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 22.35
of period

Income from Invest- ment
Operations

Net investment  income (loss)    .55

Net realized  and unrealized     3.00
gain (loss)

Total from  investment           3.55
operations

Less Distributions

From net investment income       (.55)

From net  realized gain          (.55)

Total distributions              (1.10)

Net asset value,  end of        $ 24.80
period

TOTAL RETURN B, C                15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period      $ 20,429
(000 omitted)

Ratio of expenses  to average    .97% A
 net assets

Ratio of expenses to average     .96% A, F
net assets after expense
reductions

Ratio of net invest- ment        2.55% A
income  (loss) to average
net assets

Portfolio turnover               142%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. G YEAR ENDED DECEMBER 31
H ELEVEN MONTHS ENDED NOVEMBER 30

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $129,534,867 and $161,146,611, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .36% of average net assets after the performance adjustment. Effective July 1, 1999, the fund's performance adjustment will be phased out over an 18 month period. During the phase out period the performance adjustment can decrease, but not increase, the management fee owed by the fund.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 10,302     $ 0

CLASS T    1,006,151    5,633

CLASS B    471,079      353,487

          $ 1,487,532  $ 359,120


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 50,022     $ 12,778

CLASS T    60,066       17,764

CLASS B    94,328       94,328*

          $ 204,416    $ 124,870

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 14,383   .35 *

CLASS T                 434,388   .22 *

CLASS B                 120,873   .26 *

INITIAL CLASS           15,138    .16 *

INSTITUTIONAL CLASS     5,068     .21 *

                       $ 589,850

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $25,604 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $2,443,425. The fund received cash collateral of $2,698,700 which was invested in cash equivalents.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $1,926,278. The weighted average interest rate was 5.96%.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $21,752 under this arrangement.

In addition, through an arrangement with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Class T's expenses were reduced by $1,070 under its transfer agent arrangement.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                             SIX MONTHS ENDED MAY 31,  YEAR ENDED
                                                       NOVEMBER 30,

                             2000                      1999

IN EXCESS OF NET INVESTMENT
INCOME

Initial Class                $ 13,475                  $ -

FROM NET REALIZED GAIN

Class A                      $ 1,693,181               $ 222,049

Class T                       82,756,460                21,323,385

Class B                       19,314,254                4,978,545

Initial Class                 3,944,573                 879,463

Institutional Class           828,065                   195,463

Total                        $ 108,536,533             $ 27,598,905

Total distributions          $ 108,550,008             $ 27,598,905

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold              212,028                   189,244                 $ 4,887,011

Reinvestment of distributions    77,342                    9,198                    1,664,548

Shares redeemed                  (119,688)                 (97,013)                 (2,693,265)

Net increase (decrease)          169,682                   101,429                 $ 3,858,294

CLASS T Shares sold              3,048,363                 7,021,436               $ 72,086,360

Reinvestment of distributions    3,253,830                 765,934                  71,573,078

Shares redeemed                  (3,700,940)               (11,595,790)             (86,918,754)

Net increase (decrease)          2,601,253                 (3,808,420)             $ 56,740,684

CLASS B Shares sold              465,854                   490,766                 $ 10,499,503

Reinvestment of distributions    833,858                   193,943                  17,807,479

Shares redeemed                  (635,707)                 (1,469,616)              (14,439,520)

Net increase (decrease)          664,005                   (784,907)               $ 13,867,462

INITIAL CLASS Shares sold        290                       2,550                   $ 7,298

Reinvestment of distributions    156,668                   31,786                   3,516,751

Shares redeemed                  (57,611)                  (107,664)                (1,392,368)

Net increase (decrease)          99,347                    (73,328)                $ 2,131,681

INSTITUTIONAL CLASS Shares       221,788                   227,449                 $ 5,188,485
sold

Reinvestment of distributions    34,270                    7,153                    751,534

Shares redeemed                  (136,069)                 (285,143)                (3,192,045)

Net increase (decrease)          119,989                   (50,541)                $ 2,747,974



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 4,980,595

Reinvestment of distributions    219,449

Shares redeemed                  (2,391,263)

Net increase (decrease)         $ 2,808,781

CLASS T Shares sold             $ 184,171,697

Reinvestment of distributions    18,545,471

Shares redeemed                  (298,993,825)

Net increase (decrease)         $ (96,276,657)

CLASS B Shares sold             $ 12,463,120

Reinvestment of distributions    4,585,887

Shares redeemed                  (35,592,100)

Net increase (decrease)         $ (18,543,093)

INITIAL CLASS Shares sold       $ 67,252

Reinvestment of distributions    782,724

Shares redeemed                  (2,722,193)

Net increase (decrease)         $ (1,872,217)

INSTITUTIONAL CLASS Shares      $ 5,865,023
sold

Reinvestment of distributions    172,793

Shares redeemed                  (7,684,064)

Net increase (decrease)         $ (1,646,248)


10. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                            PURCHASE COST      SALES COST       DIVIDEND INCOME      VALUE

Alliance Pharmaceutical Corp.        $ 560,625          $ 4,651,427      $ -                  $ 27,370,850

Big Dog Holdings, Inc.                251,407            -                106,160              4,666,375

Flooring America, Inc.                -                  553,343          -                    2,665,850

Freds, Inc. Class A                   -                  -                114,206              13,038,547

I-Stat Corp.                          -                  -                -                    -

Maxwell Shoe, Inc. Class A            -                  -                -                    6,651,975

Morton's Restaurant Group,            -                  -                -                    7,805,700
Inc.

Performance Technologies, Inc.        3,772,666          3,228,343        -                    10,807,931

WMS Industries, Inc.                  327,094            -                -                    23,884,988

Wet Seal, Inc. Class A                128,438            -                -                    6,419,869

TOTALS                               $ 5,040,230        $ 8,433,113      $ 220,366            $ 103,312,085







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Harris Leviton, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified
 International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
 Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

SO-SANN-0700  106229
1.704744.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Funds

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK) ADVISOR
VALUE STRATEGIES
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on stock market
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR VALUE STRATEGIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Initial Class. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  2.43%          4.78%        84.05%        232.69%
- INST CL

Russell Midcap Value           5.92%          -3.25%       101.98%       284.07%

Capital Appreciation Funds     8.57%          27.58%       171.27%       319.60%
Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks reflect the reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  4.78%        12.98%        12.77%
- INST CL

Russell Midcap Value           -3.25%       15.10%        14.40%

Capital Appreciation Funds     27.58%       20.03%        13.73%
Average

AVERAGE ANNUAL TOTAL RETURNS take the Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Value Strategies -CL I   Russell Midcap Value
             00694                       RS013
  1990/05/31      10000.00                    10000.00
  1990/06/30      10097.04                     9786.31
  1990/07/31      10134.77                     9509.50
  1990/08/31       9433.96                     8544.71
  1990/09/30       9363.88                     7874.10
  1990/10/31       9363.88                     7555.59
  1990/11/30       9778.98                     8225.62
  1990/12/31      10010.27                     8566.13
  1991/01/31      10343.56                     9101.23
  1991/02/28      10959.32                     9828.01
  1991/03/31      11309.57                    10155.78
  1991/04/30      11467.74                    10333.56
  1991/05/31      11880.13                    10800.32
  1991/06/30      11512.93                    10369.47
  1991/07/31      11863.18                    10868.66
  1991/08/31      12123.04                    11184.27
  1991/09/30      12173.88                    11084.67
  1991/10/31      11936.62                    11297.78
  1991/11/30      11654.16                    10767.89
  1991/12/31      12381.75                    11814.34
  1992/01/31      12408.40                    12118.37
  1992/02/29      12654.83                    12570.65
  1992/03/31      12341.79                    12379.55
  1992/04/30      12581.57                    12695.74
  1992/05/31      12994.52                    12813.30
  1992/06/30      13001.18                    12714.27
  1992/07/31      13400.80                    13223.88
  1992/08/31      13181.01                    12837.62
  1992/09/30      13134.38                    13094.16
  1992/10/31      13240.95                    13367.50
  1992/11/30      13807.09                    13930.97
  1992/12/31      14050.16                    14375.72
  1993/01/31      14314.42                    14739.40
  1993/02/28      14725.50                    15057.91
  1993/03/31      15195.31                    15580.84
  1993/04/30      14901.68                    15306.35
  1993/05/31      15261.38                    15651.49
  1993/06/30      15400.85                    15976.95
  1993/07/31      15738.52                    16152.42
  1993/08/31      16729.52                    16703.15
  1993/09/30      16678.14                    16659.72
  1993/10/31      17214.01                    16470.93
  1993/11/30      16494.62                    16089.88
  1993/12/31      17010.81                    16621.50
  1994/01/31      17173.20                    17105.63
  1994/02/28      16580.46                    16801.60
  1994/03/31      15955.24                    16150.68
  1994/04/30      16085.16                    16388.70
  1994/05/31      16133.88                    16409.54
  1994/06/30      16133.88                    16107.83
  1994/07/31      16539.86                    16751.80
  1994/08/31      16645.42                    17373.75
  1994/09/30      16426.19                    16830.55
  1994/10/31      16263.79                    16815.50
  1994/11/30      15768.49                    16073.66
  1994/12/31      15930.23                    16267.66
  1995/01/31      16622.85                    16726.89
  1995/02/28      17062.07                    17571.23
  1995/03/31      17222.56                    17901.32
  1995/04/30      17602.65                    18280.06
  1995/05/31      18075.66                    19014.94
  1995/06/30      19030.12                    19453.32
  1995/07/31      19686.58                    20131.46
  1995/08/31      20258.07                    20525.83
  1995/09/30      20966.03                    20996.64
  1995/10/31      20889.27                    20587.21
  1995/11/30      21460.76                    21713.00
  1995/12/31      22107.34                    21950.43
  1996/01/31      22125.17                    22484.36
  1996/02/29      21692.61                    22698.05
  1996/03/31      20967.41                    23176.97
  1996/04/30      21529.44                    23373.87
  1996/05/31      22163.99                    23596.83
  1996/06/30      22145.86                    23622.31
  1996/07/31      20632.00                    22498.84
  1996/08/31      21429.72                    23442.21
  1996/09/30      22173.05                    24302.76
  1996/10/31      21783.26                    24942.67
  1996/11/30      22562.85                    26507.99
  1996/12/31      22546.93                    26397.38
  1997/01/31      23386.08                    27226.66
  1997/02/28      23047.12                    27687.97
  1997/03/31      21583.98                    26846.97
  1997/04/30      21698.12                    27524.03
  1997/05/31      24520.64                    29146.49
  1997/06/30      25444.19                    30228.39
  1997/07/31      26596.03                    32472.78
  1997/08/31      27021.48                    32093.48
  1997/09/30      30051.54                    34083.96
  1997/10/31      28671.41                    33047.93
  1997/11/30      28671.41                    34163.09
  1997/12/31      28435.06                    35470.13
  1998/01/31      28685.84                    34781.00
  1998/02/28      31404.28                    37104.83
  1998/03/31      32314.22                    39015.00
  1998/04/30      31358.79                    38797.38
  1998/05/31      29459.29                    37891.21
  1998/06/30      29641.28                    38012.05
  1998/07/31      28674.47                    36084.76
  1998/08/31      22748.49                    31010.74
  1998/09/30      24352.25                    32820.25
  1998/10/31      25501.05                    34945.82
  1998/11/30      27491.54                    36173.66
  1998/12/31      28754.03                    37273.15
  1999/01/31      28826.27                    36404.51
  1999/02/28      27095.50                    35603.88
  1999/03/31      27083.56                    36112.42
  1999/04/30      30389.93                    39532.83
  1999/05/31      31750.67                    39697.84
  1999/06/30      33588.87                    40150.48
  1999/07/31      33326.27                    39145.42
  1999/08/31      32717.52                    37792.50
  1999/09/30      32824.94                    35879.58
  1999/10/31      32120.70                    36938.23
  1999/11/30      32478.79                    36260.73
  1999/12/31      34341.32                    37232.07
  2000/01/31      32663.82                    35005.34
  2000/02/29      34222.13                    33541.26
  2000/03/31      38579.32                    37607.40
  2000/04/30      35508.10                    37757.86
  2000/05/31      33268.99                    38406.75
IMATRL PRASUN   SHR__CHT 20000531 20000623 134601 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Institutional Class on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $33,269 - a 232.69% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,407 - a 284.07% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER SMALL-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEARS AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP CORE FUNDS AVERAGE WERE, 9.18%, 22.35%, 101.99% AND 219.34%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE SMALL-CAP CORE FUNDS AVERAGE WERE, 22.35%, 14.65% AND 12.14%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Harris Leviton)

An interview with Harris Leviton, Portfolio Manager of Fidelity
Advisor Value Strategies Fund

Q. HOW DID THE FUND PERFORM, HARRIS?

A. For the six months that ended May 31, 2000, the fund's Institutional Class shares returned 2.43%, trailing the Russell Midcap Value Index, which returned 5.92%. During the same period, the capital appreciation funds average tracked by Lipper Inc. returned 8.57%. For the 12 months that ended May 31, 2000, the fund's Institutional Class shares returned 4.78%. The Russell index and Lipper average returned -3.25% and 27.58%, respectively, during the same time frame.

Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE SIX-MONTH
PERIOD?

A. The fund fared well during the first four months of the period, driven by strong performance in a number of our top holdings in an environment where investors were paying up for stocks with good growth stories. However, many of these same stocks began to unravel in the spring, as the market grew increasingly concerned that further interest-rate hikes would send the economy into a recession. Investors dumped small- to mid-cap value names, choosing instead to focus their sights on a smaller group of larger-sized, richly valued tech stocks. Narrowing market breadth prevented the fund from keeping pace with its index during the period. The fund suffered from its considerable overweighting in small-cap tech players Midway Games and Performance Technologies. However, our limited exposure to poorly performing financial stocks, along with some good picks in the insurance sector, helped buoy fund returns. The fund lagged its Lipper peers, a highly growth-oriented group that was invested primarily in technology.

Q. WHAT WERE SOME OF THE STRATEGIES YOU EMPLOYED DURING THE PERIOD?

A. I stayed on the sidelines during the run-up in technology stocks. High valuations and deteriorating long-term fundamentals influenced my decision not to increase the fund's tech position dramatically, a move that prevented us from losing even more in the spring. I remained bearish on many of the popular tech stocks, given my feeling that many of them had unsustainable business models and were driven by hype more than anything fundamental. The fact is, I felt that there was just too much competition in the tech space and too little business to justify an extended move into the sector. This strategy proved successful toward the end of the period, as technology stocks collapsed in April, and liquidations and bankruptcies of dot-coms began to accelerate. Our overexposure to weak retail and cyclical - or economically sensitive - stocks also made life difficult for the fund. These names fell sharply out of favor as the market narrowed, despite having fairly strong business fundamentals. The problem was compounded for the retailing sector by declining sales traced to a colder-than-normal spring in the U.S.

Q. CAN YOU HIGHLIGHT A FEW STOCKS THAT PERFORMED WELL?

A. Certainly. Alliance Pharmaceutical was by far the fund's top contributor, more than quadrupling in price at its peak in March, as the biotechnology firm successfully pushed three of its products into the third stage of clinical trials. The company got another boost late in the period after it signed a marketing agreement with Baxter International for Oxygent, an innovative oxygen-carrying molecule used as a blood substitute. Cable Design Technology, a provider of high-speed network connectivity products, trended higher on record sales and markedly higher earnings. Insurance stocks such as MetLife and XL Capital got a lift from tech-weary investors in search of strong names elsewhere with actual earnings.

Q. WHICH STOCKS HURT THE MOST?

A. Midway Games - a maker of video game software - slipped on sluggish sales and falling prices. Shares of telecommunications equipment provider Performance Technologies collapsed in May after warning of lower-than-expected earnings related to shipment delays and an order backlog. Retailing stocks Ames, Big Dog and Shopko also detracted from returns.

Q. WHAT'S YOUR OUTLOOK?

A. I'm optimistic about the fund's prospect. Never in my career have I seen a market that presents more value opportunities over such a broad array of capitalizations than the one we're in now. But it's probably going to be a little difficult to see sustained outperformance from value stocks until we get into an environment where the interest-rate outlook is more favorable. Many of the companies in which the fund invests have been delivering good results for some time now and should be poised to benefit if the market were to broaden.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks capital
appreciation

START DATE: December 13, 1983

SIZE: as of May 31, 2000,
more than $498 million

MANAGER: Harris Leviton,
since 1996; joined Fidelity in
1986

HARRIS LEVITON ON
FINDING VALUE IN
TODAY'S MARKETPLACE:

"In their haste to find the next hot
tech stock, the mob of day traders
increasingly neglects things that
they don't understand or can't get
excited about, which has created a
number of great opportunities for
the fund of late. Take insurance
stocks, for example. Insurance
fundamentals were beginning to
show signs of material
improvement - based on our
analysts' work as well as the
conversations we had with
companies earlier in the year -
after literally 10 years of subpar
results. At the same time, these
stocks continued to trade at
rock-bottom valuations, having
been ignored for so long by much of
the investment community. The
story was far too compelling to
pass up, so we added names such
as MetLife, PartnerRe and ACE
Limited into the mix, which
garnered us tremendous returns
in the span of just a few months.
The fact that we were able to do so
well in such a short period of time
tells me that there are abundant
opportunities for stock picking
today. This type of environment
feeds right into our strength -
bottom-up research - and, thus,
bodes well for us going forward.
We just have to get through a
period when people stop playing
these macro trends and become a
little less enamored with tech
stocks."



INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                                % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Cable Design Technology Corp.    7.8                     6.5

Jack in the Box, Inc.            5.8                     4.2

Alliance Pharmaceutical Corp.    5.5                     3.1

WMS Industries, Inc.             4.8                     4.2

Santa Fe International Corp.     3.6                     2.0

Freds, Inc. Class A              2.6                     1.9

American Standard Companies,     2.6                     2.0
Inc.

I-Stat Corp.                     2.5                     2.3

Shopko Stores, Inc.              2.3                     0.9

Performance Technologies, Inc.   2.1                     4.3

                                 39.6                    31.4

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                                % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Basic Industries                 14.4                    11.9

Retail & Wholesale               14.0                    12.2

Media & Leisure                  12.6                    15.7

Health                           11.8                    10.3

Durables                         11.5                    11.3



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                         AS OF NOVEMBER 30, 1999 **

Stocks                          98.8%                        Stocks                                  99.6%

Convertible Securities           1.3%                        Convertible Securities                   0.7%

Short-Term  Investments and                                  Short-Term  Investments and
Net Other Assets               (0.1)% A                      Net Other Assets                       (0.3)% A

* FOREIGN  INVESTMENTS           3.0%                        ** FOREIGN INVESTMENTS                   3.7%

Row: 1, Col: 1, Value: 98.8                                  Row: 1, Col: 1, Value: 99.59999999999999
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.3                                   Row: 1, Col: 8, Value: 0.7000000000000001





SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.


INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 98.8%

                                 SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.7%

DEFENSE ELECTRONICS - 0.7%

Herley Industries, Inc. (a)       208,666                  $ 3,351,698

BASIC INDUSTRIES - 14.4%

CHEMICALS & PLASTICS - 0.8%

Associated Materials, Inc.        74,000                    1,110,000

FMC Corp.                         8,500                     516,375

M.A. Hanna Co.                    23,300                    272,319

Millennium Chemicals, Inc.        120,900                   2,327,325

                                                            4,226,019

IRON & STEEL - 2.2%

Cold Metal Products, Inc.         96,400                    361,500

Nucor Corp.                       204,300                   7,942,163

Oregon Steel Mills, Inc.          290,000                   634,375

Steel Dynamics, Inc. (a)          189,900                   1,768,444

                                                            10,706,482

METALS & MINING - 9.7%

Belden, Inc.                      216,500                   5,926,688

Brush Engineered Materials,       130,000                   2,266,875
Inc.

Cable Design Technology Corp.     1,404,450                 38,885,700
(a)

Commonwealth Industries, Inc.     175,900                   1,099,375

                                                            48,178,638

PAPER & FOREST PRODUCTS - 1.7%

Boise Cascade Corp.               131,000                   3,815,375

Pentair, Inc.                     120,000                   4,710,000

                                                            8,525,375

TOTAL BASIC INDUSTRIES                                      71,636,514

CONSTRUCTION & REAL ESTATE -
9.3%

BUILDING MATERIALS - 5.3%

American Standard Companies,      280,000                   12,932,500
Inc. (a)

Lennox International, Inc.        340,000                   3,995,000

Rock of Ages Corp. Class A (a)    162,800                   814,000

York International Corp.          332,100                   8,676,113

                                                            26,417,613

CONSTRUCTION - 4.0%

Beazer Homes USA, Inc. (a)        287,000                   5,273,625

Centex Corp.                      100,000                   2,075,000

Engle Homes, Inc.                 202,200                   1,946,175

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

Lennar Corp.                      326,200                  $ 6,157,025

M/I Schottenstein Homes, Inc.     222,600                   3,784,200

NCI Building Systems, Inc. (a)    51,800                    883,838

                                                            20,119,863

TOTAL CONSTRUCTION & REAL                                   46,537,476
ESTATE

DURABLES - 11.5%

AUTOS, TIRES, & ACCESSORIES -
1.3%

American Axle & Manufacturing     190,000                   3,123,125
Holdings, Inc. (a)

Goodyear Tire & Rubber Co.        2,700                     67,163

Lear Corp. (a)                    10,000                    234,375

Navistar International Corp.      5,200                     167,050
(a)

Sonic Automotive, Inc. Class      272,500                   2,656,875
A (a)

                                                            6,248,588

CONSUMER DURABLES - 0.1%

Mikasa, Inc.                      51,800                    498,575

CONSUMER ELECTRONICS - 1.7%

Fossil, Inc. (a)                  423,300                   8,518,913

HOME FURNISHINGS - 1.8%

Bassett Furniture Industries,     234,300                   2,870,175
Inc.

Flooring America, Inc. (a)(c)     969,400                   2,665,850

Furniture Brands                  20,000                    318,750
International, Inc. (a)

Heilig-Meyers Co.                 105,600                   178,200

Leggett & Platt, Inc.             140,000                   2,808,750

                                                            8,841,725

TEXTILES & APPAREL - 6.6%

Galey & Lord, Inc. (a)            115,800                   275,025

Jones Apparel Group, Inc. (a)     402,900                   10,802,756

Maxwell Shoe, Inc. Class A        879,600                   6,651,975
(a)(c)

Mohawk Industries, Inc. (a)       300,000                   7,143,750

Quaker Fabric Corp. (a)           95,000                    522,500

Shaw Industries, Inc.             540,000                   7,526,250

                                                            32,922,256

TOTAL DURABLES                                              57,030,057

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

ENERGY - 5.0%

ENERGY SERVICES - 4.1%

McDermott International, Inc.     250,000                  $ 2,500,000

Santa Fe International Corp.      455,800                   17,690,738

                                                            20,190,738

OIL & GAS - 0.9%

Burlington Resources, Inc.        80,000                    3,660,000

Conoco, Inc. Class B              33,400                    951,900

                                                            4,611,900

TOTAL ENERGY                                                24,802,638

FINANCE - 4.6%

INSURANCE - 4.6%

Ace Ltd.                          50,000                    1,340,625

Allmerica Financial Corp.         20,000                    1,153,750

Everest Re Group Ltd.             22,400                    761,600

MetLife, Inc.                     500,000                   10,250,000

XL Capital Ltd. Class A           154,300                   9,180,850

                                                            22,686,825

HEALTH - 11.8%

DRUGS & PHARMACEUTICALS - 6.4%

Alliance Pharmaceutical Corp.     3,220,100                 27,370,850
(a)(c)

Natrol, Inc. (a)                  95,000                    415,625

Nature's Sunshine Products,       47,500                    359,219
Inc.

Twinlab Corp. (a)                 512,300                   3,650,138

                                                            31,795,832

MEDICAL EQUIPMENT & SUPPLIES
- 5.4%

Cygnus, Inc. (a)                  1,081,650                 8,720,803

I-Stat Corp. (a)                  866,500                   12,564,250

Oakley, Inc. (a)                  445,700                   4,317,719

Sulzer Medica AG sponsored ADR    52,000                    1,137,500

                                                            26,740,272

TOTAL HEALTH                                                58,536,104

HOLDING COMPANIES - 0.5%

PartnerRe Ltd.                    70,600                    2,621,025

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.3%

ELECTRICAL EQUIPMENT - 0.2%

Vyyo, Inc.                        58,900                   $ 868,775

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.1%

Columbus McKinnon Corp.           221,900                   3,051,125

Hardinge, Inc.                    17,500                    170,625

Milacron, Inc.                    327,200                   5,173,850

TB Wood's Corp.                   259,700                   2,369,763

                                                            10,765,363

TOTAL INDUSTRIAL MACHINERY &                                11,634,138
EQUIPMENT

MEDIA & LEISURE - 12.6%

ENTERTAINMENT - 0.1%

Hollywood Entertainment Corp.     90,000                    618,750
(a)

LEISURE DURABLES & TOYS - 0.0%

Callaway Golf Co.                 2,700                     48,938

LODGING & GAMING - 4.8%

WMS Industries, Inc. (a)(c)       1,930,100                 23,884,988

RESTAURANTS - 7.7%

Jack in the Box, Inc. (a)         1,171,300                 29,062,881

Morton's Restaurant Group,        424,800                   7,805,700
Inc. (a)(c)

Outback Steakhouse, Inc. (a)      51,300                    1,555,031

                                                            38,423,612

TOTAL MEDIA & LEISURE                                       62,976,288

NONDURABLES - 0.8%

FOODS - 0.4%

Aurora Foods, Inc. (a)            351,900                   1,253,644

Vlasic Foods International,       321,400                   703,063
Inc. (a)

                                                            1,956,707

HOUSEHOLD PRODUCTS - 0.4%

Church & Dwight Co., Inc.         110,000                   2,000,625

TOTAL NONDURABLES                                           3,957,332

RETAIL & WHOLESALE - 14.0%

APPAREL STORES - 3.6%

Abercrombie & Fitch Co. Class     50,000                    490,625
A (a)

American Eagle Outfitters,        142,400                   2,340,700
Inc. (a)

Big Dog Holdings, Inc. (c)        1,066,600                 4,666,375

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Claire's Stores, Inc.             176,600                  $ 3,576,150

Urban Outfitters, Inc. (a)        30,000                    270,000

Wet Seal, Inc. Class A (a)(c)     561,300                   6,419,869

                                                            17,763,719

GENERAL MERCHANDISE STORES -
7.5%

Ames Department Stores, Inc.      361,500                   4,292,813

Consolidated Stores Corp. (a)     419,900                   5,458,700

Freds, Inc. Class A (c)           761,375                   13,038,547

Shopko Stores, Inc. (a)           624,600                   11,477,025

Stein Mart, Inc. (a)              382,300                   2,986,719

                                                            37,253,804

GROCERY STORES - 0.9%

Kroger Co. (a)                    240,000                   4,770,000

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.0%

Borders Group, Inc. (a)           480,000                   6,750,000

Electronics Boutique Holding      200,500                   2,794,469
Corp. (a)

Sunglass Hut International,       106,000                   636,000
Inc. (a)

                                                            10,180,469

TOTAL RETAIL & WHOLESALE                                    69,967,992

SERVICES - 2.2%

LEASING & RENTAL - 1.6%

Avis Group Holdings, Inc. (a)     40,000                    770,000

Hertz Corp. Class A               234,600                   7,345,913

                                                            8,115,913

SERVICES - 0.6%

CDI Corp. (a)                     34,700                    748,219

H&R Block, Inc.                   31,200                    963,300

Service Corp. International       380,000                   1,187,500
(SCI)

                                                            2,899,019

TOTAL SERVICES                                              11,014,932

TECHNOLOGY - 5.3%

COMMUNICATIONS EQUIPMENT - 0.0%

Oni Systems Corp.                 300                       7,500

COMPUTER SERVICES & SOFTWARE
- 2.6%

Activision, Inc. (a)              400,000                   2,475,000

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Interplay Entertainment Corp.     770,000                  $ 1,395,625
(a)

Midway Games, Inc. (a)            1,285,359                 8,435,168

Take-Two Interactive              50,000                    453,125
Software, Inc. (a)

The 3DO Co. (a)                   10,000                    56,250

                                                            12,815,168

COMPUTERS & OFFICE EQUIPMENT
- 2.1%

Performance Technologies,         1,067,450                 10,807,931
Inc. (a)(c)

ELECTRONICS - 0.6%

Richardson Electronics Ltd.       238,000                   2,930,375

TOTAL TECHNOLOGY                                            26,560,974

TRANSPORTATION - 3.6%

RAILROADS - 3.5%

Burlington Northern Santa Fe      309,100                   7,302,488
Corp.

Genesee & Wyoming, Inc. Class     169,300                   3,110,888
A (a)

Trinity Industries, Inc.          295,500                   6,519,469

Union Pacific Corp.               10,000                    423,125

                                                            17,355,970

TRUCKING & FREIGHT - 0.1%

SPACEHAB, Inc. (a)                90,000                    405,000

TOTAL TRANSPORTATION                                        17,760,970

UTILITIES - 0.2%

ELECTRIC UTILITY - 0.2%

Bangor Hydro-Electric Co.         55,600                    827,050

NRG Energy, Inc.                  13,000                    216,125

                                                            1,043,175

TOTAL COMMON STOCKS                                         492,118,138
(Cost $522,626,449)

CONVERTIBLE PREFERRED STOCKS
- 0.6%



FINANCE - 0.6%

INSURANCE - 0.6%

Ace Ltd. $4.125 (Cost             50,000                    2,906,500
$2,500,000)


CONVERTIBLE BONDS - 0.7%

MOODY'S RATINGS (UNAUDITED)               PRINCIPAL AMOUNT              VALUE (NOTE 1)

TECHNOLOGY - 0.4%

ELECTRONICS - 0.4%

Richardson Electronics Ltd.:

7.25% 12/15/06                    B3      $ 404,000                     $ 303,000

8.25% 6/15/06                     B3       1,978,000                     1,542,840

                                                                         1,845,840

TRANSPORTATION - 0.3%

TRUCKING & FREIGHT - 0.3%

SPACEHAB, Inc. 8% 10/15/07 (d)    -        2,500,000                     1,700,000

TOTAL CONVERTIBLE BONDS                                                  3,545,840
(Cost $4,560,430)


CASH EQUIVALENTS - 1.1%

                               SHARES

Central Cash Collateral Fund,   2,698,700                  2,698,700
6.54% (b)

Taxable Central Cash Fund,      2,922,483                  2,922,483
6.37% (b)

TOTAL CASH EQUIVALENTS                                     5,621,183
(Cost $5,621,183)

TOTAL INVESTMENT PORTFOLIO -                               504,191,661
101.2%
(Cost $535,308,062)

NET OTHER ASSETS - (1.2)%                                  (6,167,130)

NET ASSETS - 100%                                        $ 498,024,531

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,700,000 or 0.3% of net assets.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $535,425,613. Net unrealized depreciation aggregated $31,233,952, of which $94,467,157 related to appreciated investment securities and $125,701,109 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 504,191,661
value (cost $535,308,062) -
See accompanying schedule

Cash                                         190,050

Receivable for investments                   292,892
sold

Receivable for fund shares                   451,523
sold

Dividends receivable                         341,653

Interest receivable                          133,619

Other receivables                            17,092

 TOTAL ASSETS                                505,618,490

LIABILITIES

Payable for investments        $ 1,899,967
purchased

Payable for fund shares         2,472,125
redeemed

Accrued management fee          155,256

Distribution fees payable       246,048

Other payables and accrued      121,863
expenses

Collateral on securities        2,698,700
loaned, at value

 TOTAL LIABILITIES                           7,593,959

NET ASSETS                                  $ 498,024,531

Net Assets consist of:

Paid in capital                             $ 514,810,082

Accumulated net investment                   (1,268,332)
loss

Accumulated undistributed net                15,603,114
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  (31,120,333)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 498,024,531

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $21.53
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($9,995,944 (divided by)
464,228 shares)

Maximum offering price per         $22.84
share (100/94.25 of $21.53)

CLASS T: NET ASSET VALUE and       $22.00
redemption price per share
($376,235,047 (divided by)
17,100,478 shares)

Maximum offering price per         $22.80
share (100/96.50 of $22.00)

CLASS B: NET ASSET VALUE and       $21.29
offering price per share
($88,414,177 (divided by)
4,151,996 shares) A

INITIAL CLASS: NET ASSET           $22.51
VALUE, offering price and
redemption price   per share
($17,478,192 (divided by)
776,457 shares)

INSTITUTIONAL CLASS: NET           $21.99
ASSET VALUE, offering price
and redemption price   per
share ($5,901,171 (divided
by) 268,356 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                   SIX MONTHS ENDED MAY 31,
                                          2000 (UNAUDITED)

INVESTMENT INCOME                              $ 1,551,879
Dividends (including $220,366
received from  affiliated
issuers)

Interest                                        255,907

Security lending                                113,233

 TOTAL INCOME                                   1,921,019

EXPENSES

Management fee Basic fee         $ 1,521,337

 Performance adjustment           (589,736)

Transfer agent fees               589,850

Distribution fees                 1,487,532

Accounting and security           98,295
lending fees

Non-interested trustees'          158
compensation

Custodian fees and expenses       21,363

Registration fees                 58,057

Legal                             1,913

Interest                          5,737

Miscellaneous                     4,192

 Total expenses before            3,198,698
reductions

 Expense reductions               (22,822)      3,175,876

NET INVESTMENT INCOME (LOSS)                    (1,254,857)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            15,841,167
(including realized gain of
$8,148,844 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    44,946        15,886,113

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (3,481,299)

 Assets and liabilities in        (1,724)       (3,483,023)
foreign currencies

NET GAIN (LOSS)                                 12,403,090

NET INCREASE (DECREASE) IN                     $ 11,148,233
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (1,254,857)                  $ (2,982,517)
income (loss)

 Net realized gain (loss)       15,886,113                     153,429,623

 Change in net unrealized       (3,483,023)                    (63,943,090)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     11,148,233                     86,504,016
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders

 In excess of net investment    (13,475)                       -
income

 From net realized gain         (108,536,533)                  (27,598,905)

 Total distributions            (108,550,008)                  (27,598,905)

Share transactions - net        79,346,095                     (115,529,434)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (18,055,680)                   (56,624,323)
IN NET ASSETS

NET ASSETS

 Beginning of period            516,080,211                    572,704,534

 End of period (including      $ 498,024,531                  $ 516,080,211
accumulated net investment
loss of $1,268,332 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997 I       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 26.76                        $ 23.89                   $ 27.51   $ 22.51      $ 23.48
period

Income from  Investment
Operations

Net investment  income (loss)   (.03)                          (.10)                     (.14)     (.13)        .08
E

Net realized and unrealized     .54                            4.15                      (1.09)    6.00         1.26
gain (loss)

Total from investment           .51                            4.05                      (1.23)    5.87         1.34
operations

Less Distributions

From net  investment income     -                              -                         -         -            (.37)

From net realized gain          (5.74)                         (1.18)                    (2.39)    (.87)        (1.94)

Total distributions             (5.74)                         (1.18)                    (2.39)    (.87)        (2.31)

Net asset value,  end of       $ 21.53                        $ 26.76                   $ 23.89   $ 27.51      $ 22.51
period

TOTAL RETURN B, C               2.20%                          17.62%                    (4.45)%   26.96%       5.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 9,996                        $ 7,883                   $ 4,613   $ 2,309      $ 638
(000 omitted)

Ratio of expenses to average    1.03% A                        1.10%                     1.24% G   1.49% A, G   .99% A, D
net assets

Ratio of expenses to average    1.02% A, H                     1.08% H                   1.23% H   1.47% A, H   .97% A, H
net assets after expense
reductions

Ratio of net investment         (.29)% A                       (.40)%                    (.59)%    (.59)% A     1.00% A
income (loss) to average net
assets

Portfolio turnover              50% A                          60%                       64%       61% A        151%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. I ELEVEN MONTHS ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                     1998       1997 J       1996 I

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.13                        $ 24.23                  $ 27.78    $ 22.69      $ 24.88
period

Income from Investment
Operations

Net investment income (loss)      (.05) D                        (.12) D                  (.13) D    (.07) D      .17 D

Net realized and unrealized       .56                            4.20                     (1.10)     6.03         .18
gain (loss)

Total from investment             .51                            4.08                     (1.23)     5.96         .35
operations

Less Distributions

From net investment income        -                              -                        -          -            (.19)

From net realized gain            (5.64)                         (1.18)                   (2.32)     (.87)        (2.35)

 Total distributions              (5.64)                         (1.18)                   (2.32)     (.87)        (2.54)

Net asset value, end of period   $ 22.00                        $ 27.13                  $ 24.23    $ 27.78      $ 22.69

TOTAL RETURN B, C                 2.16%                          17.49%                   (4.40)%    27.15%       1.53%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 376,235                      $ 393,434                $ 443,578  $ 529,043    $ 560,645
(000 omitted)

Ratio of expenses to average      1.15% A                        1.18%                    1.16%      1.24% A      1.28%
net assets

Ratio of expenses to average      1.14% A, F                     1.16% F                  1.15% F    1.23% A, F   1.27% F
net assets after expense
reductions

Ratio of net investment           (.41)% A                       (.48)%                   (.53)%     (.29)% A     .70%
income (loss) to average net
assets

Portfolio turnover                50% A                          60%                      64%        61% A        151%


A ANNUALIZED
B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
G YEAR ENDED SEPTEMBER 30
H THREE MONTHS ENDED DECEMBER 31
I YEAR ENDED DECEMBER 31
J ELEVEN MONTHS ENDED NOVEMBER 30



FINANCIAL HIGHLIGHTS - CLASS T

                                 YEARS ENDED NOVEMBER 30,

                                 1995 I     1994 H       1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.70    $ 19.96      $ 22.52
period

Income from Investment
Operations

Net investment income (loss)      .39        .10 D        .39 D

Net realized and unrealized       6.73       (.75)        (.81)
gain (loss)

Total from investment             7.12       (.65)        (.42)
operations

Less Distributions

From net investment income        (.39)      (.35)        (.43)

From net realized gain            (.55)      (.26)        (1.71)

 Total distributions              (.94)      (.61)        (2.14)

Net asset value, end of period   $ 24.88    $ 18.70      $ 19.96

TOTAL RETURN B, C                 38.16%     (3.26)%      (2.24)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 619,993  $ 375,691    $ 385,349
(000 omitted)

Ratio of expenses to average      1.61%      1.73% A, E   1.85%
net assets

Ratio of expenses to average      1.61%      1.73% A      1.84% F
net assets after expense
reductions

Ratio of net investment           1.90%      2.03% A      1.89%
income (loss) to average net
assets

Portfolio turnover                142%       228% A       159%

A ANNUALIZED
B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
G YEAR ENDED SEPTEMBER 30
H THREE MONTHS ENDED DECEMBER 31
I YEAR ENDED DECEMBER 31
J ELEVEN MONTHS ENDED NOVEMBER 30


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998       1997 J      1996 I

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 26.36                        $ 23.69                   $ 27.23    $ 22.36     $ 24.56
period

Income from Investment
Operations

Net investment income (loss)      (.11) D                        (.26) D                   (.27) D    (.18) D     .04 D

Net realized and unrealized       .54                            4.11                      (1.07)     5.92        .18
gain (loss)

Total from investment             .43                            3.85                      (1.34)     5.74        .22
operations

Less Distributions

From net investment income        -                              -                         -          -           (.07)

From net realized gain            (5.50)                         (1.18)                    (2.20)     (.87)       (2.35)

Total distributions               (5.50)                         (1.18)                    (2.20)     (.87)       (2.42)

Net asset value, end of period   $ 21.29                        $ 26.36                   $ 23.69    $ 27.23     $ 22.36

TOTAL RETURN B, C                 1.85%                          16.89%                    (4.94)%    26.55%      1.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 88,414                       $ 91,945                  $ 101,234  $ 109,646   $ 98,535
(000 omitted)

Ratio of expenses to average      1.69% A                        1.72%                     1.71%      1.78% A     1.80%
net assets

Ratio of expenses to average      1.69% A                        1.70% G                   1.70% G    1.77% A,G   1.79% G
net assets after expense
reductions

Ratio of net investment           (.95)% A                       (1.02)%                   (1.07)%    (.84)% A    .18%
income (loss) to average net
assets

Portfolio turnover                50% A                          60%                       64%        61% A       151%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO SEPTEMBER
30, 1994.
F FMR AGREED TO REIMBURSE A
PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
H THREE MONTHS ENDED DECEMBER 31
I YEAR ENDED DECEMBER 31
J ELEVEN MONTHS ENDED NOVEMBER 30



FINANCIAL HIGHLIGHTS - CLASS B
                                 YEARS ENDED NOVEMBER 30,

                                 1995 I    1994 H       1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.57   $ 19.98      $ 19.65
period

Income from Investment
Operations

Net investment income (loss)      .38       .06 D        .05 D

Net realized and unrealized       6.54      (.74)        .28
gain (loss)

Total from investment             6.92      (.68)        .33
operations

Less Distributions

From net investment income        (.38)     (.47)        -

From net realized gain            (.55)     (.26)        -

Total distributions               (.93)     (.73)        -

Net asset value, end of period   $ 24.56   $ 18.57      $ 19.98

TOTAL RETURN B, C                 37.35%    (3.41)%      1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 87,566  $ 17,090     $ 8,824
(000 omitted)

Ratio of expenses to average      2.11%     2.58% A      2.63% A, F
net assets

Ratio of expenses to average      2.10% G   2.53% A, G   2.63% A
net assets after expense
reductions

Ratio of net investment           1.40%     1.22% A      1.11% A
income (loss) to average net
assets

Portfolio turnover                142%      228% A       159%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO SEPTEMBER
30, 1994.
F FMR AGREED TO REIMBURSE A
PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
H THREE MONTHS ENDED DECEMBER 31
I YEAR ENDED DECEMBER 31
J ELEVEN MONTHS ENDED NOVEMBER 30

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 I      1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.74                        $ 24.61                   $ 28.19   $ 22.90     $ 25.10
period

Income from Investment
Operations

Net investment income (loss)      .02 D                          .02 D                     (.02) D   .04 D       .28 D

Net realized and  unrealized      .56                            4.29                      (1.12)    6.12        .19
gain (loss)

Total from investment             .58                            4.31                      (1.14)    6.16        .47
operations

Less Distributions

From net investment income        -                              -                         -         -           (.32)

In excess of net investment       (.02)                          -                         -         -           -
income

From net realized gain            (5.79)                         (1.18)                    (2.44)    (.87)       (2.35)

Total distributions               (5.81)                         (1.18)                    (2.44)    (.87)       (2.67)

Net asset value, end of period   $ 22.51                        $ 27.74                   $ 24.61   $ 28.19     $ 22.90

TOTAL RETURN B, C                 2.42%                          18.18%                    (3.98)%   27.79%      2.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,478                       $ 18,781                  $ 18,471  $ 21,792    $ 20,406
(000 omitted)

Ratio of expenses to average      .59% A                         .63%                      .70%      .77% A      .82%
net assets

Ratio of expenses to average      .58% A, E                      .61% E                    .69% E    .76% A, E   .81% E
net assets after expense
reductions

Ratio of net investment           .15% A                         .06%                      (.06)%    .18% A      1.16%
income (loss)  to average
net assets

Portfolio turnover                50% A                          60%                       64%       61% A       151%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
FORMER ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
F YEAR ENDED SEPTEMBER 30
G THREE MONTHS ENDED DECEMBER 31
H YEAR ENDED DECEMBER 31
I ELEVEN MONTHS ENDED NOVEMBER 30



FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED NOVEMBER 30,


                                 1995 H    1994 G       1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.86   $ 20.23      $ 22.72
period

Income from Investment
Operations

Net investment income (loss)      .50       .13 D        .54 D

Net realized and  unrealized      6.79      (.74)        (.81)
gain (loss)

Total from investment             7.29      (.61)        (.27)
operations

Less Distributions

From net investment income        (.50)     (.50)        (.51)

In excess of net investment       -         -            -
income

From net realized gain            (.55)     (.26)        (1.71)

Total distributions               (1.05)    (.76)        (2.22)

Net asset value, end of period   $ 25.10   $ 18.86      $ 20.23

TOTAL RETURN B, C                 38.75%    (3.02)%      (1.51)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,428  $ 17,583     $ 18,850
(000 omitted)

Ratio of expenses to average      1.04%     1.14% A      1.15%
net assets

Ratio of expenses to average      1.03% E   1.11% A, E   1.14% E
net assets after expense
reductions

Ratio of net investment           2.47%     2.65% A      2.60%
income (loss)  to average
net assets

Portfolio turnover                142%      228% A       159%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
FORMER ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
F YEAR ENDED SEPTEMBER 30
G THREE MONTHS ENDED DECEMBER 31
H YEAR ENDED DECEMBER 31
I ELEVEN MONTHS ENDED NOVEMBER 30

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                (UNAUDITED)                    1999                      1998      1997 H       1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 27.21                        $ 24.17                   $ 27.63   $ 22.57      $ 24.80
of period

Income from Invest- ment
Operations

Net investment  income (loss)    .01 D                          .01 D                     (.05) D   (.05) D      .29 D

Net realized  and unrealized     .56                            4.21                      (1.10)    5.98         .17
gain (loss)

Total from  investment           .57                            4.22                      (1.15)    5.93         .46
operations

Less Distributions

From net investment income       -                              -                         -         -            (.34)

From net  realized gain          (5.79)                         (1.18)                    (2.31)    (.87)        (2.35)

Total distributions              (5.79)                         (1.18)                    (2.31)    (.87)        (2.69)

Net asset value,  end of        $ 21.99                        $ 27.21                   $ 24.17   $ 27.63      $ 22.57
period

TOTAL RETURN B, C                2.43%                          18.14%                    (4.12)%   27.16%       1.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period      $ 5,901                        $ 4,037                   $ 4,808   $ 5,564      $ 41,832
(000 omitted)

Ratio of expenses  to average    .64% A                         .65%                      .85%      1.06% A      .78%
 net assets

Ratio of expenses to average     .63% A, F                      .63% F                    .84% F    1.05% A, F   .76% F
net assets after expense
reductions

Ratio of net invest- ment        .10% A                         .05%                      (.20)%    (.21)% A     1.21%
income  (loss) to average
net assets

Portfolio turnover               50% A                          60%                       64%       61% A        151%



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                YEARS ENDED NOVEMBER 30,

                                1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 22.35
of period

Income from Invest- ment
Operations

Net investment  income (loss)    .55

Net realized  and unrealized     3.00
gain (loss)

Total from  investment           3.55
operations

Less Distributions

From net investment income       (.55)

From net  realized gain          (.55)

Total distributions              (1.10)

Net asset value,  end of        $ 24.80
period

TOTAL RETURN B, C                15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period      $ 20,429
(000 omitted)

Ratio of expenses  to average    .97% A
 net assets

Ratio of expenses to average     .96% A, F
net assets after expense
reductions

Ratio of net invest- ment        2.55% A
income  (loss) to average
net assets

Portfolio turnover               142%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. G YEAR ENDED DECEMBER 31
H ELEVEN MONTHS ENDED NOVEMBER 30

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $129,534,867 and $161,146,611, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .36% of average net assets after the performance adjustment. Effective July 1, 1999, the fund's performance adjustment will be phased out over an 18 month period. During the phase out period the performance adjustment can decrease, but not increase, the management fee owed by the fund.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 10,302     $ 0

CLASS T    1,006,151    5,633

CLASS B    471,079      353,487

          $ 1,487,532  $ 359,120


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 50,022     $ 12,778

CLASS T    60,066       17,764

CLASS B    94,328       94,328*

          $ 204,416    $ 124,870

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 14,383   .35 *

CLASS T                 434,388   .22 *

CLASS B                 120,873   .26 *

INITIAL CLASS           15,138    .16 *

INSTITUTIONAL CLASS     5,068     .21 *

                       $ 589,850

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $25,604 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $2,443,425. The fund received cash collateral of $2,698,700 which was invested in cash equivalents.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $1,926,278. The weighted average interest rate was 5.96%.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $21,752 under this arrangement.

In addition, through an arrangement with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Class T's expenses were reduced by $1,070 under its transfer agent arrangement.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                             SIX MONTHS ENDED MAY 31,  YEAR ENDED
                                                       NOVEMBER 30,

                             2000                      1999

IN EXCESS OF NET INVESTMENT
INCOME

Initial Class                $ 13,475                  $ -

FROM NET REALIZED GAIN

Class A                      $ 1,693,181               $ 222,049

Class T                       82,756,460                21,323,385

Class B                       19,314,254                4,978,545

Initial Class                 3,944,573                 879,463

Institutional Class           828,065                   195,463

Total                        $ 108,536,533             $ 27,598,905

Total distributions          $ 108,550,008             $ 27,598,905

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold              212,028                   189,244                 $ 4,887,011

Reinvestment of distributions    77,342                    9,198                    1,664,548

Shares redeemed                  (119,688)                 (97,013)                 (2,693,265)

Net increase (decrease)          169,682                   101,429                 $ 3,858,294

CLASS T Shares sold              3,048,363                 7,021,436               $ 72,086,360

Reinvestment of distributions    3,253,830                 765,934                  71,573,078

Shares redeemed                  (3,700,940)               (11,595,790)             (86,918,754)

Net increase (decrease)          2,601,253                 (3,808,420)             $ 56,740,684

CLASS B Shares sold              465,854                   490,766                 $ 10,499,503

Reinvestment of distributions    833,858                   193,943                  17,807,479

Shares redeemed                  (635,707)                 (1,469,616)              (14,439,520)

Net increase (decrease)          664,005                   (784,907)               $ 13,867,462

INITIAL CLASS Shares sold        290                       2,550                   $ 7,298

Reinvestment of distributions    156,668                   31,786                   3,516,751

Shares redeemed                  (57,611)                  (107,664)                (1,392,368)

Net increase (decrease)          99,347                    (73,328)                $ 2,131,681

INSTITUTIONAL CLASS Shares       221,788                   227,449                 $ 5,188,485
sold

Reinvestment of distributions    34,270                    7,153                    751,534

Shares redeemed                  (136,069)                 (285,143)                (3,192,045)

Net increase (decrease)          119,989                   (50,541)                $ 2,747,974



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 4,980,595

Reinvestment of distributions    219,449

Shares redeemed                  (2,391,263)

Net increase (decrease)         $ 2,808,781

CLASS T Shares sold             $ 184,171,697

Reinvestment of distributions    18,545,471

Shares redeemed                  (298,993,825)

Net increase (decrease)         $ (96,276,657)

CLASS B Shares sold             $ 12,463,120

Reinvestment of distributions    4,585,887

Shares redeemed                  (35,592,100)

Net increase (decrease)         $ (18,543,093)

INITIAL CLASS Shares sold       $ 67,252

Reinvestment of distributions    782,724

Shares redeemed                  (2,722,193)

Net increase (decrease)         $ (1,872,217)

INSTITUTIONAL CLASS Shares      $ 5,865,023
sold

Reinvestment of distributions    172,793

Shares redeemed                  (7,684,064)

Net increase (decrease)         $ (1,646,248)


10. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                            PURCHASE COST      SALES COST       DIVIDEND INCOME      VALUE

Alliance Pharmaceutical Corp.        $ 560,625          $ 4,651,427      $ -                  $ 27,370,850

Big Dog Holdings, Inc.                251,407            -                106,160              4,666,375

Flooring America, Inc.                -                  553,343          -                    2,665,850

Freds, Inc. Class A                   -                  -                114,206              13,038,547

I-Stat Corp.                          -                  -                -                    -

Maxwell Shoe, Inc. Class A            -                  -                -                    6,651,975

Morton's Restaurant Group,            -                  -                -                    7,805,700
Inc.

Performance Technologies, Inc.        3,772,666          3,228,343        -                    10,807,931

WMS Industries, Inc.                  327,094            -                -                    23,884,988

Wet Seal, Inc. Class A                128,438            -                -                    6,419,869

TOTALS                               $ 5,040,230        $ 8,433,113      $ 220,366            $ 103,312,085





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Harris Leviton, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified
 International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant(registered trademark)
 Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

ISO-SANN-0700  106231
1.704745.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Funds

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY(REGISTERED TRADEMARK)

VALUE STRATEGIES FUND
(INITIAL CLASS OF FIDELITY ADVISOR
VALUE STRATEGIES FUND)

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on stock market
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CALL
1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY VALUE STRATEGIES FUND - INITIAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Total returns do not include the effect of the 3.50% sales load which was eliminated as of September 30, 1998. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY VALUE STRATEGIES -  2.42%          4.80%        85.25%        234.86%
INITIAL  CL

Russell Midcap Value         5.92%          -3.25%       101.98%       284.07%

Capital Appreciation Funds   8.57%          27.58%       171.27%       319.60%
Average


CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, six months one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations. To measure how Initial Class' performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY VALUE STRATEGIES -  4.80%        13.12%        12.85%
INITIAL CL

Russell Midcap Value         -3.25%       15.10%        14.40%

Capital Appreciation Funds   27.58%       20.03%        13.73%
Average

AVERAGE ANNUAL TOTAL RETURNS take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             Value Strategies Init CL    Russell Midcap Value
             00014                       RS013
  1990/05/31      10000.00                    10000.00
  1990/06/30      10097.04                     9786.31
  1990/07/31      10134.77                     9509.50
  1990/08/31       9433.96                     8544.71
  1990/09/30       9363.88                     7874.10
  1990/10/31       9363.88                     7555.59
  1990/11/30       9778.98                     8225.62
  1990/12/31      10010.27                     8566.13
  1991/01/31      10343.56                     9101.23
  1991/02/28      10959.32                     9828.01
  1991/03/31      11309.57                    10155.78
  1991/04/30      11467.74                    10333.56
  1991/05/31      11880.13                    10800.32
  1991/06/30      11512.93                    10369.47
  1991/07/31      11863.18                    10868.66
  1991/08/31      12123.04                    11184.27
  1991/09/30      12173.88                    11084.67
  1991/10/31      11936.62                    11297.78
  1991/11/30      11654.16                    10767.89
  1991/12/31      12381.75                    11814.34
  1992/01/31      12408.40                    12118.37
  1992/02/29      12654.83                    12570.65
  1992/03/31      12341.79                    12379.55
  1992/04/30      12581.57                    12695.74
  1992/05/31      12994.52                    12813.30
  1992/06/30      13001.18                    12714.27
  1992/07/31      13400.80                    13223.88
  1992/08/31      13181.01                    12837.62
  1992/09/30      13134.38                    13094.16
  1992/10/31      13240.95                    13367.50
  1992/11/30      13807.09                    13930.97
  1992/12/31      14050.16                    14375.72
  1993/01/31      14314.42                    14739.40
  1993/02/28      14725.50                    15057.91
  1993/03/31      15195.31                    15580.84
  1993/04/30      14901.68                    15306.35
  1993/05/31      15261.38                    15651.49
  1993/06/30      15400.85                    15976.95
  1993/07/31      15738.52                    16152.42
  1993/08/31      16729.52                    16703.15
  1993/09/30      16678.14                    16659.72
  1993/10/31      17214.01                    16470.93
  1993/11/30      16494.62                    16089.88
  1993/12/31      17010.81                    16621.50
  1994/01/31      17173.20                    17105.63
  1994/02/28      16580.46                    16801.60
  1994/03/31      15955.24                    16150.68
  1994/04/30      16085.16                    16388.70
  1994/05/31      16133.88                    16409.54
  1994/06/30      16133.88                    16107.83
  1994/07/31      16539.86                    16751.80
  1994/08/31      16645.42                    17373.75
  1994/09/30      16426.19                    16830.55
  1994/10/31      16263.79                    16815.50
  1994/11/30      15768.49                    16073.66
  1994/12/31      15930.23                    16267.66
  1995/01/31      16622.85                    16726.89
  1995/02/28      17062.07                    17571.23
  1995/03/31      17222.56                    17901.32
  1995/04/30      17602.65                    18280.06
  1995/05/31      18075.66                    19014.94
  1995/06/30      19030.12                    19453.32
  1995/07/31      19688.95                    20131.46
  1995/08/31      20254.87                    20525.83
  1995/09/30      20964.39                    20996.64
  1995/10/31      20888.37                    20587.21
  1995/11/30      21462.73                    21713.00
  1995/12/31      22102.51                    21950.43
  1996/01/31      22128.92                    22484.36
  1996/02/29      21692.88                    22698.05
  1996/03/31      20976.65                    23176.97
  1996/04/30      21531.73                    23373.87
  1996/05/31      22176.34                    23596.83
  1996/06/30      22158.43                    23622.31
  1996/07/31      20645.39                    22498.84
  1996/08/31      21433.25                    23442.21
  1996/09/30      22176.34                    24302.76
  1996/10/31      21791.36                    24942.67
  1996/11/30      22570.26                    26507.99
  1996/12/31      22545.13                    26397.38
  1997/01/31      23411.49                    27226.66
  1997/02/28      23108.26                    27687.97
  1997/03/31      21636.52                    26846.97
  1997/04/30      21759.17                    27524.03
  1997/05/31      24600.43                    29146.49
  1997/06/30      25530.48                    30228.39
  1997/07/31      26705.83                    32472.78
  1997/08/31      27145.30                    32093.48
  1997/09/30      30180.75                    34083.96
  1997/10/31      28801.00                    33047.93
  1997/11/30      28811.22                    34163.09
  1997/12/31      28584.35                    35470.13
  1998/01/31      28821.00                    34781.00
  1998/02/28      31563.72                    37104.83
  1998/03/31      32485.45                    39015.00
  1998/04/30      31530.00                    38797.38
  1998/05/31      29641.57                    37891.21
  1998/06/30      29832.66                    38012.05
  1998/07/31      28854.73                    36084.76
  1998/08/31      22897.19                    31010.74
  1998/09/30      24493.36                    32820.25
  1998/10/31      25662.38                    34945.82
  1998/11/30      27663.22                    36173.66
  1998/12/31      28933.17                    37273.15
  1999/01/31      29004.39                    36404.51
  1999/02/28      27271.90                    35603.88
  1999/03/31      27248.33                    36112.42
  1999/04/30      30583.66                    39532.83
  1999/05/31      31950.79                    39697.84
  1999/06/30      33801.13                    40150.48
  1999/07/31      33541.85                    39145.42
  1999/08/31      32917.21                    37792.50
  1999/09/30      33046.85                    35879.58
  1999/10/31      32327.93                    36938.23
  1999/11/30      32693.29                    36260.73
  1999/12/31      34555.31                    37232.07
  2000/01/31      32875.89                    35005.34
  2000/02/29      34437.87                    33541.26
  2000/03/31      38841.16                    37607.40
  2000/04/30      35746.96                    37757.86
  2000/05/31      33485.81                    38406.75
IMATRL PRASUN   SHR__CHT 20000531 20000623 140501 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Value Strategies Fund - Initial Class on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $33,486 - a 234.86% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,407 - a 284.07% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER SMALL-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEARS AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP CORE FUNDS AVERAGE WERE, 9.18%, 22.35%, 101.99% AND 219.34%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE SMALL-CAP CORE FUNDS AVERAGE WERE, 22.35%, 14.65% AND 12.14%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Harris Leviton)

An interview with Harris Leviton, Portfolio Manager of Fidelity
Advisor Value Strategies Fund

Q. HOW DID THE FUND PERFORM, HARRIS?

A. For the six months that ended May 31, 2000, the fund's Initial Class shares returned 2.42%, trailing the Russell Midcap Value Index, which returned 5.92%. During the same period, the capital appreciation funds average tracked by Lipper Inc. returned 8.57%. For the 12 months that ended May 31, 2000, the fund's Initial Class shares returned 4.80%. The Russell index and Lipper average returned -3.25% and 27.58%, respectively, during the same time frame.

Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE SIX-MONTH
PERIOD?

A. The fund fared well during the first four months of the period, driven by strong performance in a number of our top holdings in an environment where investors were paying up for stocks with good growth stories. However, many of these same stocks began to unravel in the spring, as the market grew increasingly concerned that further interest-rate hikes would send the economy into a recession. Investors dumped small- to mid-cap value names, choosing instead to focus their sights on a smaller group of larger-sized, richly valued tech stocks. Narrowing market breadth prevented the fund from keeping pace with its index during the period. The fund suffered from its considerable overweighting in small-cap tech players Midway Games and Performance Technologies. However, our limited exposure to poorly performing financial stocks, along with some good picks in the insurance sector, helped buoy fund returns. The fund lagged its Lipper peers, a highly growth-oriented group that was invested primarily in technology.

Q. WHAT WERE SOME OF THE STRATEGIES YOU EMPLOYED DURING THE PERIOD?

A. I stayed on the sidelines during the run-up in technology stocks. High valuations and deteriorating long-term fundamentals influenced my decision not to increase the fund's tech position dramatically, a move that prevented us from losing even more in the spring. I remained bearish on many of the popular tech stocks, given my feeling that many of them had unsustainable business models and were driven by hype more than anything fundamental. The fact is, I felt that there was just too much competition in the tech space and too little business to justify an extended move into the sector. This strategy proved successful toward the end of the period, as technology stocks collapsed in April, and liquidations and bankruptcies of dot-coms began to accelerate. Our overexposure to weak retail and cyclical - or economically sensitive - stocks also made life difficult for the fund. These names fell sharply out of favor as the market narrowed, despite having fairly strong business fundamentals. The problem was compounded for the retailing sector by declining sales traced to a colder-than-normal spring in the U.S.

Q. CAN YOU HIGHLIGHT A FEW STOCKS THAT PERFORMED WELL?

A. Certainly. Alliance Pharmaceutical was by far the fund's top contributor, more than quadrupling in price at its peak in March, as the biotechnology firm successfully pushed three of its products into the third stage of clinical trials. The company got another boost late in the period after it signed a marketing agreement with Baxter International for Oxygent, an innovative oxygen-carrying molecule used as a blood substitute. Cable Design Technology, a provider of high-speed network connectivity products, trended higher on record sales and markedly higher earnings. Insurance stocks such as MetLife and XL Capital got a lift from tech-weary investors in search of strong names elsewhere with actual earnings.

Q. WHICH STOCKS HURT THE MOST?

A. Midway Games - a maker of video game software - slipped on sluggish sales and falling prices. Shares of telecommunications equipment provider Performance Technologies collapsed in May after warning of lower-than-expected earnings related to shipment delays and an order backlog. Retailing stocks Ames, Big Dog and Shopko also detracted from returns.

Q. WHAT'S YOUR OUTLOOK?

A. I'm optimistic about the fund's prospect. Never in my career have I seen a market that presents more value opportunities over such a broad array of capitalizations than the one we're in now. But it's probably going to be a little difficult to see sustained outperformance from value stocks until we get into an environment where the interest-rate outlook is more favorable. Many of the companies in which the fund invests have been delivering good results for some time now and should be poised to benefit if the market were to broaden.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks capital
appreciation

START DATE: December 13, 1983

SIZE: as of May 31, 2000,
more than $498 million

MANAGER: Harris Leviton,
since 1996; joined Fidelity in
1986

HARRIS LEVITON ON
FINDING VALUE IN
TODAY'S MARKETPLACE:

"In their haste to find the next hot
tech stock, the mob of day traders
increasingly neglects things that
they don't understand or can't get
excited about, which has created a
number of great opportunities for
the fund of late. Take insurance
stocks, for example. Insurance
fundamentals were beginning to
show signs of material
improvement - based on our
analysts' work as well as the
conversations we had with
companies earlier in the year -
after literally 10 years of subpar
results. At the same time, these
stocks continued to trade at
rock-bottom valuations, having
been ignored for so long by much of
the investment community. The
story was far too compelling to
pass up, so we added names such
as MetLife, PartnerRe and ACE
Limited into the mix, which
garnered us tremendous returns
in the span of just a few months.
The fact that we were able to do so
well in such a short period of time
tells me that there are abundant
opportunities for stock picking
today. This type of environment
feeds right into our strength -
bottom-up research - and, thus,
bodes well for us going forward.
We just have to get through a
period when people stop playing
these macro trends and become a
little less enamored with tech
stocks."



INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                                % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Cable Design Technology Corp.    7.8                     6.5

Jack in the Box, Inc.            5.8                     4.2

Alliance Pharmaceutical Corp.    5.5                     3.1

WMS Industries, Inc.             4.8                     4.2

Santa Fe International Corp.     3.6                     2.0

Freds, Inc. Class A              2.6                     1.9

American Standard Companies,     2.6                     2.0
Inc.

I-Stat Corp.                     2.5                     2.3

Shopko Stores, Inc.              2.3                     0.9

Performance Technologies, Inc.   2.1                     4.3

                                 39.6                    31.4

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                                % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Basic Industries                 14.4                    11.9

Retail & Wholesale               14.0                    12.2

Media & Leisure                  12.6                    15.7

Health                           11.8                    10.3

Durables                         11.5                    11.3



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          98.8%                         Stocks                                 99.6%

Convertible Securities           1.3%                         Convertible Securities                  0.7%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets               (0.1)% A                       Net Other Assets                      (0.3)% A

* FOREIGN  INVESTMENTS           3.0%                         ** FOREIGN INVESTMENTS                  3.7%

Row: 1, Col: 1, Value: 98.8                                   Row: 1, Col: 1, Value: 99.59999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.3                                    Row: 1, Col: 8, Value: 0.7000000000000001





SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.


INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 98.8%

                                 SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.7%

DEFENSE ELECTRONICS - 0.7%

Herley Industries, Inc. (a)       208,666                  $ 3,351,698

BASIC INDUSTRIES - 14.4%

CHEMICALS & PLASTICS - 0.8%

Associated Materials, Inc.        74,000                    1,110,000

FMC Corp.                         8,500                     516,375

M.A. Hanna Co.                    23,300                    272,319

Millennium Chemicals, Inc.        120,900                   2,327,325

                                                            4,226,019

IRON & STEEL - 2.2%

Cold Metal Products, Inc.         96,400                    361,500

Nucor Corp.                       204,300                   7,942,163

Oregon Steel Mills, Inc.          290,000                   634,375

Steel Dynamics, Inc. (a)          189,900                   1,768,444

                                                            10,706,482

METALS & MINING - 9.7%

Belden, Inc.                      216,500                   5,926,688

Brush Engineered Materials,       130,000                   2,266,875
Inc.

Cable Design Technology Corp.     1,404,450                 38,885,700
(a)

Commonwealth Industries, Inc.     175,900                   1,099,375

                                                            48,178,638

PAPER & FOREST PRODUCTS - 1.7%

Boise Cascade Corp.               131,000                   3,815,375

Pentair, Inc.                     120,000                   4,710,000

                                                            8,525,375

TOTAL BASIC INDUSTRIES                                      71,636,514

CONSTRUCTION & REAL ESTATE -
9.3%

BUILDING MATERIALS - 5.3%

American Standard Companies,      280,000                   12,932,500
Inc. (a)

Lennox International, Inc.        340,000                   3,995,000

Rock of Ages Corp. Class A (a)    162,800                   814,000

York International Corp.          332,100                   8,676,113

                                                            26,417,613

CONSTRUCTION - 4.0%

Beazer Homes USA, Inc. (a)        287,000                   5,273,625

Centex Corp.                      100,000                   2,075,000

Engle Homes, Inc.                 202,200                   1,946,175

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

Lennar Corp.                      326,200                  $ 6,157,025

M/I Schottenstein Homes, Inc.     222,600                   3,784,200

NCI Building Systems, Inc. (a)    51,800                    883,838

                                                            20,119,863

TOTAL CONSTRUCTION & REAL                                   46,537,476
ESTATE

DURABLES - 11.5%

AUTOS, TIRES, & ACCESSORIES -
1.3%

American Axle & Manufacturing     190,000                   3,123,125
Holdings, Inc. (a)

Goodyear Tire & Rubber Co.        2,700                     67,163

Lear Corp. (a)                    10,000                    234,375

Navistar International Corp.      5,200                     167,050
(a)

Sonic Automotive, Inc. Class      272,500                   2,656,875
A (a)

                                                            6,248,588

CONSUMER DURABLES - 0.1%

Mikasa, Inc.                      51,800                    498,575

CONSUMER ELECTRONICS - 1.7%

Fossil, Inc. (a)                  423,300                   8,518,913

HOME FURNISHINGS - 1.8%

Bassett Furniture Industries,     234,300                   2,870,175
Inc.

Flooring America, Inc. (a)(c)     969,400                   2,665,850

Furniture Brands                  20,000                    318,750
International, Inc. (a)

Heilig-Meyers Co.                 105,600                   178,200

Leggett & Platt, Inc.             140,000                   2,808,750

                                                            8,841,725

TEXTILES & APPAREL - 6.6%

Galey & Lord, Inc. (a)            115,800                   275,025

Jones Apparel Group, Inc. (a)     402,900                   10,802,756

Maxwell Shoe, Inc. Class A        879,600                   6,651,975
(a)(c)

Mohawk Industries, Inc. (a)       300,000                   7,143,750

Quaker Fabric Corp. (a)           95,000                    522,500

Shaw Industries, Inc.             540,000                   7,526,250

                                                            32,922,256

TOTAL DURABLES                                              57,030,057

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

ENERGY - 5.0%

ENERGY SERVICES - 4.1%

McDermott International, Inc.     250,000                  $ 2,500,000

Santa Fe International Corp.      455,800                   17,690,738

                                                            20,190,738

OIL & GAS - 0.9%

Burlington Resources, Inc.        80,000                    3,660,000

Conoco, Inc. Class B              33,400                    951,900

                                                            4,611,900

TOTAL ENERGY                                                24,802,638

FINANCE - 4.6%

INSURANCE - 4.6%

Ace Ltd.                          50,000                    1,340,625

Allmerica Financial Corp.         20,000                    1,153,750

Everest Re Group Ltd.             22,400                    761,600

MetLife, Inc.                     500,000                   10,250,000

XL Capital Ltd. Class A           154,300                   9,180,850

                                                            22,686,825

HEALTH - 11.8%

DRUGS & PHARMACEUTICALS - 6.4%

Alliance Pharmaceutical Corp.     3,220,100                 27,370,850
(a)(c)

Natrol, Inc. (a)                  95,000                    415,625

Nature's Sunshine Products,       47,500                    359,219
Inc.

Twinlab Corp. (a)                 512,300                   3,650,138

                                                            31,795,832

MEDICAL EQUIPMENT & SUPPLIES
- 5.4%

Cygnus, Inc. (a)                  1,081,650                 8,720,803

I-Stat Corp. (a)                  866,500                   12,564,250

Oakley, Inc. (a)                  445,700                   4,317,719

Sulzer Medica AG sponsored ADR    52,000                    1,137,500

                                                            26,740,272

TOTAL HEALTH                                                58,536,104

HOLDING COMPANIES - 0.5%

PartnerRe Ltd.                    70,600                    2,621,025

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.3%

ELECTRICAL EQUIPMENT - 0.2%

Vyyo, Inc.                        58,900                   $ 868,775

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.1%

Columbus McKinnon Corp.           221,900                   3,051,125

Hardinge, Inc.                    17,500                    170,625

Milacron, Inc.                    327,200                   5,173,850

TB Wood's Corp.                   259,700                   2,369,763

                                                            10,765,363

TOTAL INDUSTRIAL MACHINERY &                                11,634,138
EQUIPMENT

MEDIA & LEISURE - 12.6%

ENTERTAINMENT - 0.1%

Hollywood Entertainment Corp.     90,000                    618,750
(a)

LEISURE DURABLES & TOYS - 0.0%

Callaway Golf Co.                 2,700                     48,938

LODGING & GAMING - 4.8%

WMS Industries, Inc. (a)(c)       1,930,100                 23,884,988

RESTAURANTS - 7.7%

Jack in the Box, Inc. (a)         1,171,300                 29,062,881

Morton's Restaurant Group,        424,800                   7,805,700
Inc. (a)(c)

Outback Steakhouse, Inc. (a)      51,300                    1,555,031

                                                            38,423,612

TOTAL MEDIA & LEISURE                                       62,976,288

NONDURABLES - 0.8%

FOODS - 0.4%

Aurora Foods, Inc. (a)            351,900                   1,253,644

Vlasic Foods International,       321,400                   703,063
Inc. (a)

                                                            1,956,707

HOUSEHOLD PRODUCTS - 0.4%

Church & Dwight Co., Inc.         110,000                   2,000,625

TOTAL NONDURABLES                                           3,957,332

RETAIL & WHOLESALE - 14.0%

APPAREL STORES - 3.6%

Abercrombie & Fitch Co. Class     50,000                    490,625
A (a)

American Eagle Outfitters,        142,400                   2,340,700
Inc. (a)

Big Dog Holdings, Inc. (c)        1,066,600                 4,666,375

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Claire's Stores, Inc.             176,600                  $ 3,576,150

Urban Outfitters, Inc. (a)        30,000                    270,000

Wet Seal, Inc. Class A (a)(c)     561,300                   6,419,869

                                                            17,763,719

GENERAL MERCHANDISE STORES -
7.5%

Ames Department Stores, Inc.      361,500                   4,292,813

Consolidated Stores Corp. (a)     419,900                   5,458,700

Freds, Inc. Class A (c)           761,375                   13,038,547

Shopko Stores, Inc. (a)           624,600                   11,477,025

Stein Mart, Inc. (a)              382,300                   2,986,719

                                                            37,253,804

GROCERY STORES - 0.9%

Kroger Co. (a)                    240,000                   4,770,000

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.0%

Borders Group, Inc. (a)           480,000                   6,750,000

Electronics Boutique Holding      200,500                   2,794,469
Corp. (a)

Sunglass Hut International,       106,000                   636,000
Inc. (a)

                                                            10,180,469

TOTAL RETAIL & WHOLESALE                                    69,967,992

SERVICES - 2.2%

LEASING & RENTAL - 1.6%

Avis Group Holdings, Inc. (a)     40,000                    770,000

Hertz Corp. Class A               234,600                   7,345,913

                                                            8,115,913

SERVICES - 0.6%

CDI Corp. (a)                     34,700                    748,219

H&R Block, Inc.                   31,200                    963,300

Service Corp. International       380,000                   1,187,500
(SCI)

                                                            2,899,019

TOTAL SERVICES                                              11,014,932

TECHNOLOGY - 5.3%

COMMUNICATIONS EQUIPMENT - 0.0%

Oni Systems Corp.                 300                       7,500

COMPUTER SERVICES & SOFTWARE
- 2.6%

Activision, Inc. (a)              400,000                   2,475,000

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Interplay Entertainment Corp.     770,000                  $ 1,395,625
(a)

Midway Games, Inc. (a)            1,285,359                 8,435,168

Take-Two Interactive              50,000                    453,125
Software, Inc. (a)

The 3DO Co. (a)                   10,000                    56,250

                                                            12,815,168

COMPUTERS & OFFICE EQUIPMENT
- 2.1%

Performance Technologies,         1,067,450                 10,807,931
Inc. (a)(c)

ELECTRONICS - 0.6%

Richardson Electronics Ltd.       238,000                   2,930,375

TOTAL TECHNOLOGY                                            26,560,974

TRANSPORTATION - 3.6%

RAILROADS - 3.5%

Burlington Northern Santa Fe      309,100                   7,302,488
Corp.

Genesee & Wyoming, Inc. Class     169,300                   3,110,888
A (a)

Trinity Industries, Inc.          295,500                   6,519,469

Union Pacific Corp.               10,000                    423,125

                                                            17,355,970

TRUCKING & FREIGHT - 0.1%

SPACEHAB, Inc. (a)                90,000                    405,000

TOTAL TRANSPORTATION                                        17,760,970

UTILITIES - 0.2%

ELECTRIC UTILITY - 0.2%

Bangor Hydro-Electric Co.         55,600                    827,050

NRG Energy, Inc.                  13,000                    216,125

                                                            1,043,175

TOTAL COMMON STOCKS                                         492,118,138
(Cost $522,626,449)

CONVERTIBLE PREFERRED STOCKS
- 0.6%



FINANCE - 0.6%

INSURANCE - 0.6%

Ace Ltd. $4.125 (Cost             50,000                    2,906,500
$2,500,000)


CONVERTIBLE BONDS - 0.7%

MOODY'S RATINGS (UNAUDITED)               PRINCIPAL AMOUNT              VALUE (NOTE 1)

TECHNOLOGY - 0.4%

ELECTRONICS - 0.4%

Richardson Electronics Ltd.:

7.25% 12/15/06                    B3      $ 404,000                     $ 303,000

8.25% 6/15/06                     B3       1,978,000                     1,542,840

                                                                         1,845,840

TRANSPORTATION - 0.3%

TRUCKING & FREIGHT - 0.3%

SPACEHAB, Inc. 8% 10/15/07 (d)    -        2,500,000                     1,700,000

TOTAL CONVERTIBLE BONDS                                                  3,545,840
(Cost $4,560,430)


CASH EQUIVALENTS - 1.1%

                               SHARES

Central Cash Collateral Fund,   2,698,700                  2,698,700
6.54% (b)

Taxable Central Cash Fund,      2,922,483                  2,922,483
6.37% (b)

TOTAL CASH EQUIVALENTS                                     5,621,183
(Cost $5,621,183)

TOTAL INVESTMENT PORTFOLIO -                               504,191,661
101.2%
(Cost $535,308,062)

NET OTHER ASSETS - (1.2)%                                  (6,167,130)

NET ASSETS - 100%                                        $ 498,024,531

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,700,000 or 0.3% of net assets.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $535,425,613. Net unrealized depreciation aggregated $31,233,952, of which $94,467,157 related to appreciated investment securities and $125,701,109 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 504,191,661
value (cost $535,308,062) -
See accompanying schedule

Cash                                         190,050

Receivable for investments                   292,892
sold

Receivable for fund shares                   451,523
sold

Dividends receivable                         341,653

Interest receivable                          133,619

Other receivables                            17,092

 TOTAL ASSETS                                505,618,490

LIABILITIES

Payable for investments        $ 1,899,967
purchased

Payable for fund shares         2,472,125
redeemed

Accrued management fee          155,256

Distribution fees payable       246,048

Other payables and accrued      121,863
expenses

Collateral on securities        2,698,700
loaned, at value

 TOTAL LIABILITIES                           7,593,959

NET ASSETS                                  $ 498,024,531

Net Assets consist of:

Paid in capital                             $ 514,810,082

Accumulated net investment                   (1,268,332)
loss

Accumulated undistributed net                15,603,114
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  (31,120,333)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 498,024,531

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 MAY 31, 2000 (UNAUDITED)

CALCULATION OF MAXIMUM             $21.53
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($9,995,944 (divided by)
464,228 shares)

Maximum offering price per         $22.84
share (100/94.25 of $21.53)

CLASS T: NET ASSET VALUE and       $22.00
redemption price per share
($376,235,047 (divided by)
17,100,478 shares)

Maximum offering price per         $22.80
share (100/96.50 of $22.00)

CLASS B: NET ASSET VALUE and       $21.29
offering price per share
($88,414,177 (divided by)
4,151,996 shares) A

INITIAL CLASS: NET ASSET           $22.51
VALUE, offering price and
redemption price   per share
($17,478,192 (divided by)
776,457 shares)

INSTITUTIONAL CLASS: NET           $21.99
ASSET VALUE, offering price
and redemption price   per
share ($5,901,171 (divided
by) 268,356 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                   SIX MONTHS ENDED MAY 31,
                                          2000 (UNAUDITED)

INVESTMENT INCOME                              $ 1,551,879
Dividends (including $220,366
received from  affiliated
issuers)

Interest                                        255,907

Security lending                                113,233

 TOTAL INCOME                                   1,921,019

EXPENSES

Management fee Basic fee         $ 1,521,337

 Performance adjustment           (589,736)

Transfer agent fees               589,850

Distribution fees                 1,487,532

Accounting and security           98,295
lending fees

Non-interested trustees'          158
compensation

Custodian fees and expenses       21,363

Registration fees                 58,057

Legal                             1,913

Interest                          5,737

Miscellaneous                     4,192

 Total expenses before            3,198,698
reductions

 Expense reductions               (22,822)      3,175,876

NET INVESTMENT INCOME (LOSS)                    (1,254,857)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            15,841,167
(including realized gain of
$8,148,844 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    44,946        15,886,113

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (3,481,299)

 Assets and liabilities in        (1,724)       (3,483,023)
foreign currencies

NET GAIN (LOSS)                                 12,403,090

NET INCREASE (DECREASE) IN                     $ 11,148,233
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (1,254,857)                  $ (2,982,517)
income (loss)

 Net realized gain (loss)       15,886,113                     153,429,623

 Change in net unrealized       (3,483,023)                    (63,943,090)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     11,148,233                     86,504,016
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders

 In excess of net investment    (13,475)                       -
income

 From net realized gain         (108,536,533)                  (27,598,905)

 Total distributions            (108,550,008)                  (27,598,905)

Share transactions - net        79,346,095                     (115,529,434)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (18,055,680)                   (56,624,323)
IN NET ASSETS

NET ASSETS

 Beginning of period            516,080,211                    572,704,534

 End of period (including      $ 498,024,531                  $ 516,080,211
accumulated net investment
loss of $1,268,332 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998      1997 I       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 26.76                        $ 23.89                   $ 27.51   $ 22.51      $ 23.48
period

Income from  Investment
Operations

Net investment  income (loss)   (.03)                          (.10)                     (.14)     (.13)        .08
E

Net realized and unrealized     .54                            4.15                      (1.09)    6.00         1.26
gain (loss)

Total from investment           .51                            4.05                      (1.23)    5.87         1.34
operations

Less Distributions

From net  investment income     -                              -                         -         -            (.37)

From net realized gain          (5.74)                         (1.18)                    (2.39)    (.87)        (1.94)

Total distributions             (5.74)                         (1.18)                    (2.39)    (.87)        (2.31)

Net asset value,  end of       $ 21.53                        $ 26.76                   $ 23.89   $ 27.51      $ 22.51
period

TOTAL RETURN B, C               2.20%                          17.62%                    (4.45)%   26.96%       5.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 9,996                        $ 7,883                   $ 4,613   $ 2,309      $ 638
(000 omitted)

Ratio of expenses to average    1.03% A                        1.10%                     1.24% G   1.49% A, G   .99% A, D
net assets

Ratio of expenses to average    1.02% A, H                     1.08% H                   1.23% H   1.47% A, H   .97% A, H
net assets after expense
reductions

Ratio of net investment         (.29)% A                       (.40)%                    (.59)%    (.59)% A     1.00% A
income (loss) to average net
assets

Portfolio turnover              50% A                          60%                       64%       61% A        151%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. I ELEVEN MONTHS ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                     1998       1997 J       1996 I

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.13                        $ 24.23                  $ 27.78    $ 22.69      $ 24.88
period

Income from Investment
Operations

Net investment income (loss)      (.05) D                        (.12) D                  (.13) D    (.07) D      .17 D

Net realized and unrealized       .56                            4.20                     (1.10)     6.03         .18
gain (loss)

Total from investment             .51                            4.08                     (1.23)     5.96         .35
operations

Less Distributions

From net investment income        -                              -                        -          -            (.19)

From net realized gain            (5.64)                         (1.18)                   (2.32)     (.87)        (2.35)

 Total distributions              (5.64)                         (1.18)                   (2.32)     (.87)        (2.54)

Net asset value, end of period   $ 22.00                        $ 27.13                  $ 24.23    $ 27.78      $ 22.69

TOTAL RETURN B, C                 2.16%                          17.49%                   (4.40)%    27.15%       1.53%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 376,235                      $ 393,434                $ 443,578  $ 529,043    $ 560,645
(000 omitted)

Ratio of expenses to average      1.15% A                        1.18%                    1.16%      1.24% A      1.28%
net assets

Ratio of expenses to average      1.14% A, F                     1.16% F                  1.15% F    1.23% A, F   1.27% F
net assets after expense
reductions

Ratio of net investment           (.41)% A                       (.48)%                   (.53)%     (.29)% A     .70%
income (loss) to average net
assets

Portfolio turnover                50% A                          60%                      64%        61% A        151%


A ANNUALIZED
B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
G YEAR ENDED SEPTEMBER 30
H THREE MONTHS ENDED DECEMBER 31
I YEAR ENDED DECEMBER 31
J ELEVEN MONTHS ENDED NOVEMBER 30



FINANCIAL HIGHLIGHTS - CLASS T

                                 YEARS ENDED NOVEMBER 30,

                                 1995 I     1994 H       1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.70    $ 19.96      $ 22.52
period

Income from Investment
Operations

Net investment income (loss)      .39        .10 D        .39 D

Net realized and unrealized       6.73       (.75)        (.81)
gain (loss)

Total from investment             7.12       (.65)        (.42)
operations

Less Distributions

From net investment income        (.39)      (.35)        (.43)

From net realized gain            (.55)      (.26)        (1.71)

 Total distributions              (.94)      (.61)        (2.14)

Net asset value, end of period   $ 24.88    $ 18.70      $ 19.96

TOTAL RETURN B, C                 38.16%     (3.26)%      (2.24)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 619,993  $ 375,691    $ 385,349
(000 omitted)

Ratio of expenses to average      1.61%      1.73% A, E   1.85%
net assets

Ratio of expenses to average      1.61%      1.73% A      1.84% F
net assets after expense
reductions

Ratio of net investment           1.90%      2.03% A      1.89%
income (loss) to average net
assets

Portfolio turnover                142%       228% A       159%

A ANNUALIZED
B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
G YEAR ENDED SEPTEMBER 30
H THREE MONTHS ENDED DECEMBER 31
I YEAR ENDED DECEMBER 31
J ELEVEN MONTHS ENDED NOVEMBER 30


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998       1997 J      1996 I

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 26.36                        $ 23.69                   $ 27.23    $ 22.36     $ 24.56
period

Income from Investment
Operations

Net investment income (loss)      (.11) D                        (.26) D                   (.27) D    (.18) D     .04 D

Net realized and unrealized       .54                            4.11                      (1.07)     5.92        .18
gain (loss)

Total from investment             .43                            3.85                      (1.34)     5.74        .22
operations

Less Distributions

From net investment income        -                              -                         -          -           (.07)

From net realized gain            (5.50)                         (1.18)                    (2.20)     (.87)       (2.35)

Total distributions               (5.50)                         (1.18)                    (2.20)     (.87)       (2.42)

Net asset value, end of period   $ 21.29                        $ 26.36                   $ 23.69    $ 27.23     $ 22.36

TOTAL RETURN B, C                 1.85%                          16.89%                    (4.94)%    26.55%      1.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 88,414                       $ 91,945                  $ 101,234  $ 109,646   $ 98,535
(000 omitted)

Ratio of expenses to average      1.69% A                        1.72%                     1.71%      1.78% A     1.80%
net assets

Ratio of expenses to average      1.69% A                        1.70% G                   1.70% G    1.77% A,G   1.79% G
net assets after expense
reductions

Ratio of net investment           (.95)% A                       (1.02)%                   (1.07)%    (.84)% A    .18%
income (loss) to average net
assets

Portfolio turnover                50% A                          60%                       64%        61% A       151%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO SEPTEMBER
30, 1994.
F FMR AGREED TO REIMBURSE A
PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
H THREE MONTHS ENDED DECEMBER 31
I YEAR ENDED DECEMBER 31
J ELEVEN MONTHS ENDED NOVEMBER 30



FINANCIAL HIGHLIGHTS - CLASS B
                                 YEARS ENDED NOVEMBER 30,

                                 1995 I    1994 H       1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.57   $ 19.98      $ 19.65
period

Income from Investment
Operations

Net investment income (loss)      .38       .06 D        .05 D

Net realized and unrealized       6.54      (.74)        .28
gain (loss)

Total from investment             6.92      (.68)        .33
operations

Less Distributions

From net investment income        (.38)     (.47)        -

From net realized gain            (.55)     (.26)        -

Total distributions               (.93)     (.73)        -

Net asset value, end of period   $ 24.56   $ 18.57      $ 19.98

TOTAL RETURN B, C                 37.35%    (3.41)%      1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 87,566  $ 17,090     $ 8,824
(000 omitted)

Ratio of expenses to average      2.11%     2.58% A      2.63% A, F
net assets

Ratio of expenses to average      2.10% G   2.53% A, G   2.63% A
net assets after expense
reductions

Ratio of net investment           1.40%     1.22% A      1.11% A
income (loss) to average net
assets

Portfolio turnover                142%      228% A       159%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO SEPTEMBER
30, 1994.
F FMR AGREED TO REIMBURSE A
PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
H THREE MONTHS ENDED DECEMBER 31
I YEAR ENDED DECEMBER 31
J ELEVEN MONTHS ENDED NOVEMBER 30

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                      1998      1997 I      1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.74                        $ 24.61                   $ 28.19   $ 22.90     $ 25.10
period

Income from Investment
Operations

Net investment income (loss)      .02 D                          .02 D                     (.02) D   .04 D       .28 D

Net realized and  unrealized      .56                            4.29                      (1.12)    6.12        .19
gain (loss)

Total from investment             .58                            4.31                      (1.14)    6.16        .47
operations

Less Distributions

From net investment income        -                              -                         -         -           (.32)

In excess of net investment       (.02)                          -                         -         -           -
income

From net realized gain            (5.79)                         (1.18)                    (2.44)    (.87)       (2.35)

Total distributions               (5.81)                         (1.18)                    (2.44)    (.87)       (2.67)

Net asset value, end of period   $ 22.51                        $ 27.74                   $ 24.61   $ 28.19     $ 22.90

TOTAL RETURN B, C                 2.42%                          18.18%                    (3.98)%   27.79%      2.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,478                       $ 18,781                  $ 18,471  $ 21,792    $ 20,406
(000 omitted)

Ratio of expenses to average      .59% A                         .63%                      .70%      .77% A      .82%
net assets

Ratio of expenses to average      .58% A, E                      .61% E                    .69% E    .76% A, E   .81% E
net assets after expense
reductions

Ratio of net investment           .15% A                         .06%                      (.06)%    .18% A      1.16%
income (loss)  to average
net assets

Portfolio turnover                50% A                          60%                       64%       61% A       151%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
FORMER ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
F YEAR ENDED SEPTEMBER 30
G THREE MONTHS ENDED DECEMBER 31
H YEAR ENDED DECEMBER 31
I ELEVEN MONTHS ENDED NOVEMBER 30



FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                 YEARS ENDED NOVEMBER 30,


                                 1995 H    1994 G       1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.86   $ 20.23      $ 22.72
period

Income from Investment
Operations

Net investment income (loss)      .50       .13 D        .54 D

Net realized and  unrealized      6.79      (.74)        (.81)
gain (loss)

Total from investment             7.29      (.61)        (.27)
operations

Less Distributions

From net investment income        (.50)     (.50)        (.51)

In excess of net investment       -         -            -
income

From net realized gain            (.55)     (.26)        (1.71)

Total distributions               (1.05)    (.76)        (2.22)

Net asset value, end of period   $ 25.10   $ 18.86      $ 20.23

TOTAL RETURN B, C                 38.75%    (3.02)%      (1.51)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,428  $ 17,583     $ 18,850
(000 omitted)

Ratio of expenses to average      1.04%     1.14% A      1.15%
net assets

Ratio of expenses to average      1.03% E   1.11% A, E   1.14% E
net assets after expense
reductions

Ratio of net investment           2.47%     2.65% A      2.60%
income (loss)  to average
net assets

Portfolio turnover                142%      228% A       159%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE
FORMER ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES.
F YEAR ENDED SEPTEMBER 30
G THREE MONTHS ENDED DECEMBER 31
H YEAR ENDED DECEMBER 31
I ELEVEN MONTHS ENDED NOVEMBER 30

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                (UNAUDITED)                    1999                      1998      1997 H       1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 27.21                        $ 24.17                   $ 27.63   $ 22.57      $ 24.80
of period

Income from Invest- ment
Operations

Net investment  income (loss)    .01 D                          .01 D                     (.05) D   (.05) D      .29 D

Net realized  and unrealized     .56                            4.21                      (1.10)    5.98         .17
gain (loss)

Total from  investment           .57                            4.22                      (1.15)    5.93         .46
operations

Less Distributions

From net investment income       -                              -                         -         -            (.34)

From net  realized gain          (5.79)                         (1.18)                    (2.31)    (.87)        (2.35)

Total distributions              (5.79)                         (1.18)                    (2.31)    (.87)        (2.69)

Net asset value,  end of        $ 21.99                        $ 27.21                   $ 24.17   $ 27.63      $ 22.57
period

TOTAL RETURN B, C                2.43%                          18.14%                    (4.12)%   27.16%       1.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period      $ 5,901                        $ 4,037                   $ 4,808   $ 5,564      $ 41,832
(000 omitted)

Ratio of expenses  to average    .64% A                         .65%                      .85%      1.06% A      .78%
 net assets

Ratio of expenses to average     .63% A, F                      .63% F                    .84% F    1.05% A, F   .76% F
net assets after expense
reductions

Ratio of net invest- ment        .10% A                         .05%                      (.20)%    (.21)% A     1.21%
income  (loss) to average
net assets

Portfolio turnover               50% A                          60%                       64%       61% A        151%



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                YEARS ENDED NOVEMBER 30,

                                1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 22.35
of period

Income from Invest- ment
Operations

Net investment  income (loss)    .55

Net realized  and unrealized     3.00
gain (loss)

Total from  investment           3.55
operations

Less Distributions

From net investment income       (.55)

From net  realized gain          (.55)

Total distributions              (1.10)

Net asset value,  end of        $ 24.80
period

TOTAL RETURN B, C                15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period      $ 20,429
(000 omitted)

Ratio of expenses  to average    .97% A
 net assets

Ratio of expenses to average     .96% A, F
net assets after expense
reductions

Ratio of net invest- ment        2.55% A
income  (loss) to average
net assets

Portfolio turnover               142%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. G YEAR ENDED DECEMBER 31
H ELEVEN MONTHS ENDED NOVEMBER 30

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $129,534,867 and $161,146,611, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .36% of average net assets after the performance adjustment. Effective July 1, 1999, the fund's performance adjustment will be phased out over an 18 month period. During the phase out period the performance adjustment can decrease, but not increase, the management fee owed by the fund.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 10,302     $ 0

CLASS T    1,006,151    5,633

CLASS B    471,079      353,487

          $ 1,487,532  $ 359,120


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 50,022     $ 12,778

CLASS T    60,066       17,764

CLASS B    94,328       94,328*

          $ 204,416    $ 124,870

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 14,383   .35 *

CLASS T                 434,388   .22 *

CLASS B                 120,873   .26 *

INITIAL CLASS           15,138    .16 *

INSTITUTIONAL CLASS     5,068     .21 *

                       $ 589,850

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $25,604 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $2,443,425. The fund received cash collateral of $2,698,700 which was invested in cash equivalents.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $1,926,278. The weighted average interest rate was 5.96%.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $21,752 under this arrangement.

In addition, through an arrangement with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Class T's expenses were reduced by $1,070 under its transfer agent arrangement.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                             SIX MONTHS ENDED MAY 31,  YEAR ENDED
                                                       NOVEMBER 30,

                             2000                      1999

IN EXCESS OF NET INVESTMENT
INCOME

Initial Class                $ 13,475                  $ -

FROM NET REALIZED GAIN

Class A                      $ 1,693,181               $ 222,049

Class T                       82,756,460                21,323,385

Class B                       19,314,254                4,978,545

Initial Class                 3,944,573                 879,463

Institutional Class           828,065                   195,463

Total                        $ 108,536,533             $ 27,598,905

Total distributions          $ 108,550,008             $ 27,598,905

9. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                2000                      1999                     2000



CLASS A Shares sold              212,028                   189,244                 $ 4,887,011

Reinvestment of distributions    77,342                    9,198                    1,664,548

Shares redeemed                  (119,688)                 (97,013)                 (2,693,265)

Net increase (decrease)          169,682                   101,429                 $ 3,858,294

CLASS T Shares sold              3,048,363                 7,021,436               $ 72,086,360

Reinvestment of distributions    3,253,830                 765,934                  71,573,078

Shares redeemed                  (3,700,940)               (11,595,790)             (86,918,754)

Net increase (decrease)          2,601,253                 (3,808,420)             $ 56,740,684

CLASS B Shares sold              465,854                   490,766                 $ 10,499,503

Reinvestment of distributions    833,858                   193,943                  17,807,479

Shares redeemed                  (635,707)                 (1,469,616)              (14,439,520)

Net increase (decrease)          664,005                   (784,907)               $ 13,867,462

INITIAL CLASS Shares sold        290                       2,550                   $ 7,298

Reinvestment of distributions    156,668                   31,786                   3,516,751

Shares redeemed                  (57,611)                  (107,664)                (1,392,368)

Net increase (decrease)          99,347                    (73,328)                $ 2,131,681

INSTITUTIONAL CLASS Shares       221,788                   227,449                 $ 5,188,485
sold

Reinvestment of distributions    34,270                    7,153                    751,534

Shares redeemed                  (136,069)                 (285,143)                (3,192,045)

Net increase (decrease)          119,989                   (50,541)                $ 2,747,974



                                DOLLARS

                                YEAR ENDED NOVEMBER 30,

                                1999



CLASS A Shares sold             $ 4,980,595

Reinvestment of distributions    219,449

Shares redeemed                  (2,391,263)

Net increase (decrease)         $ 2,808,781

CLASS T Shares sold             $ 184,171,697

Reinvestment of distributions    18,545,471

Shares redeemed                  (298,993,825)

Net increase (decrease)         $ (96,276,657)

CLASS B Shares sold             $ 12,463,120

Reinvestment of distributions    4,585,887

Shares redeemed                  (35,592,100)

Net increase (decrease)         $ (18,543,093)

INITIAL CLASS Shares sold       $ 67,252

Reinvestment of distributions    782,724

Shares redeemed                  (2,722,193)

Net increase (decrease)         $ (1,872,217)

INSTITUTIONAL CLASS Shares      $ 5,865,023
sold

Reinvestment of distributions    172,793

Shares redeemed                  (7,684,064)

Net increase (decrease)         $ (1,646,248)


10. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                            PURCHASE COST      SALES COST       DIVIDEND INCOME      VALUE

Alliance Pharmaceutical Corp.        $ 560,625          $ 4,651,427      $ -                  $ 27,370,850

Big Dog Holdings, Inc.                251,407            -                106,160              4,666,375

Flooring America, Inc.                -                  553,343          -                    2,665,850

Freds, Inc. Class A                   -                  -                114,206              13,038,547

I-Stat Corp.                          -                  -                -                    -

Maxwell Shoe, Inc. Class A            -                  -                -                    6,651,975

Morton's Restaurant Group,            -                  -                -                    7,805,700
Inc.

Performance Technologies, Inc.        3,772,666          3,228,343        -                    10,807,931

WMS Industries, Inc.                  327,094            -                -                    23,884,988

Wet Seal, Inc. Class A                128,438            -                -                    6,419,869

TOTALS                               $ 5,040,230        $ 8,433,113      $ 220,366            $ 103,312,085







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Harris Leviton, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

SOI-SANN-0700  106233
1.704746.102

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund (registered trademark)
Contrafund (registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund (registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant (registered trademark) Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions and
Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com